       SEMI-ANNUAL REPORT



       (PHOTO OF COMPASS)

June 30, 2002






       ING GET FUND

       Series D
       Series E
       Series G
       Series H
       Series I
       Series J
       Series K
       Series L
       Series M
       Series N
       Series P
       Series Q
       Series R
       Series S




                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter.....................................    1
Portfolio Managers' Reports............................    2
Index Descriptions.....................................   17
Statements of Assets and Liabilities...................   18
Statements of Operations...............................   20
Statements of Changes in Net Assets....................   22
Financial Highlights...................................   29
Notes to Financial Statements..........................   43
Portfolios of Investments..............................   52
Shareholder Meeting Information........................  115
Director/Trustee and Officer Information...............  116

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING GET Fund (formerly, Aetna GET Fund).

There have been some very important changes that have occurred over the past several months regarding the Aetna GET Fund and the rest of the portfolios within the Aetna Variable Portfolios. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the portfolios within the Aetna Variable Portfolios and Aeltus Investment Management became the sub-adviser to all of the portfolios with the exception of the ING VP Technology Portfolio (formerly, Aetna Technology VP) which will continue to be sub-advised by AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC).

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING GET FUND -- SERIES D-S

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President; Hugh T.M. Whelan, Portfolio, Manager; Douglas E. Cote, Portfolio Manager; Steven Huber, Senior Vice President and Director of Fixed Income, leads a team of fixed income specialists, Aeltus Investment Management, Inc.

GOAL: The ING GET Fund, Series D, E, G, H, I, J, K, L, M, N, P, Q, R and S (formerly Aetna GET Fund, Series D, E, G, H, I, J, K, L, M, N, P and Q; each a "Series"; collectively the "GET Series") seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the Guarantee Period.

MARKET OVERVIEW: Performance for the U.S. stock market was mostly in negative territory for the six-month period ending June 30, 2002. Only mid- and small-cap value stocks produced positive returns as measured by the S&P Midcap 400 Barra Value and the S&P 600 Barra Value Indices which were up 3.5% and 5.8% respectively. Large-cap stocks were hit hard, with the S&P 500 Index down 13.2%. Among the strong sector performers were materials, consumer staples and energy, while sectors such as telecom services, utilities, industrials, healthcare and information technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, were up 3.79%, with most performance coming from asset backed and mortgage sectors.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and compounded by WorldCom's recent woes; lack of confidence in the recovery of corporate profits; and anxiety over potential terrorist attacks both here and abroad.

PERFORMANCE: Listed below are the Series' total returns, excluding any charges, and their benchmark indices for the six-month period ended June 30, 2002:

ING GET Fund -- Series D                            0.82%
ING GET Fund -- Series E                            1.42%
ING GET Fund -- Series G                            2.02%
ING GET Fund -- Series H                            0.70%
ING GET Fund -- Series I                            1.91%
ING GET Fund -- Series J                            1.93%
ING GET Fund -- Series K                            1.30%
ING GET Fund -- Series L                           -0.61%
ING GET Fund -- Series M                           -0.31%
ING GET Fund -- Series N                           -2.62%
ING GET Fund -- Series P                           -1.89%
ING GET Fund -- Series Q*                          -1.57%
ING GET Fund -- Series R**                         -0.50%
S&P 500 Index                                     -13.16%
Lehman Brothers Aggregate Bond Index                3.79%

------------------
*  Total return calculation is from first day of Guarantee Period (3/15/02).

** Total return calculation is from first day of Guarantee Period (6/14/02).

Since ING GET Fund -- Series S had not entered the Guarantee Period as of June 30, 2002, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Series.

PORTFOLIO SPECIFICS: The Portfolios' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, which is invested primarily in U.S. treasury and agency securities, and the underlying equity portfolio, which is invested in Aeltus' quantitative enhanced S&P 500 Index strategy. The GET Series benefited from their high allocation to fixed income securities, as bonds outperformed stocks over the period.

The underlying equity component of the GET Series outperformed the S&P 500 Index over the period due to successful individual security selections. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratio, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the Telecommunication Services, Consumer Discretionary and Industrials sectors. Positive performance due to individual security selection was partially offset by the adverse impact of the Series' sector allocation. An overweight in the Information Technology sector and an underweight in the Energy sector were responsible for this adverse impact.

The Series' underlying bond component underperformed the Lehman Brothers Aggregate Bond Index due to adverse corporate issue selection as several industrial issues, primarily in the telecom sector, performed poorly. These credits were negatively impacted by accounting concerns and the downgrade to below investment grade of WorldCom, a telecom company held in the portfolio through the early portion of the second quarter and subsequently sold. The Series' overweighting of mortgage-backed securities (MBS) benefited performance as MBS outperformed treasuries during this period.

MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in Gross Domestic Product (GDP), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from

                                                      ING GET FUND -- SERIES D-S

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


low inflation, stimulative fiscal policy and a Fed funds rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment still high, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth is quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past six months. We will continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

ING GET FUND -- SERIES D

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      1/16/99
                                                          ------                      -------
ING GET Fund -- Series D                                    1.87%                       2.00%
S&P 500 Index                                             -17.99%                      -6.05%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                       6.43%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series D against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 02/01/99.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES E

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      09/15/99
                                                          ------                      --------
ING GET Fund -- Series E                                    3.52%                       1.68%
S&P 500 Index                                             -17.99%                      -8.52%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                       8.78%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series E against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/99.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES G

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      12/15/99
                                                          ------                      --------
ING GET Fund -- Series G                                    4.01%                       1.28%
S&P 500 Index                                             -17.99%                     -11.17%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                       9.03%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series G against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/99.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES H

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                            FOR THE PERIODS ENDED JUNE 30, 2002
                                                         -----------------------------------------
                                                                                SINCE INCEPTION OF
                                                                                 GUARANTEE PERIOD
                                                         1 YEAR                      3/15/00
                                                         ------                      -------
ING GET Fund -- Series H                                   2.74%                       0.99%
S&P 500 Index                                            -17.99%                     -11.78%(1)
Lehman Brothers Aggregate Bond Index                       8.63%                       9.86%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series H against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/00.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES I

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      6/15/00
                                                          ------                      -------
ING GET Fund -- Series I                                    4.32%                       0.75%
S&P 500 Index                                             -17.99%                     -14.83%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                      10.59%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series I against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/00.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES J

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      9/14/00
                                                          ------                      -------
ING GET Fund -- Series J                                    4.58%                      -0.05%
S&P 500 Index                                             -17.99%                     -19.75%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                       9.46%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series J against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/00.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES K

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                              FOR THE PERIODS ENDED JUNE 30, 2002
                                                            ----------------------------------------
                                                                                  SINCE INCEPTION OF
                                                                                   GUARANTEE PERIOD
                                                            1 YEAR                     12/14/00
                                                            ------                     --------
ING GET Fund -- Series K                                      3.27%                      -0.26%
S&P 500 Index                                               -17.99%                     -15.29%(1)
Lehman Brothers Aggregate Bond Index                          8.63%                       9.01%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series K against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/00.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES L

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                              FOR THE PERIODS ENDED JUNE 30, 2002
                                                            ----------------------------------------
                                                                                  SINCE INCEPTION OF
                                                                                   GUARANTEE PERIOD
                                                            1 YEAR                     03/15/01
                                                            ------                     --------
ING GET Fund -- Series L                                     -1.82%                      -0.57%
S&P 500 Index                                               -17.99%                     -14.37%(1)
Lehman Brothers Aggregate Bond Index                          8.63%                       7.25%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series L against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES M

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                             FOR THE PERIODS ENDED JUNE 30, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      06/14/01
                                                          ------                      --------
ING GET Fund -- Series M                                   -0.26%                      -1.56%
S&P 500 Index                                             -17.99%                     -18.60%(1)
Lehman Brothers Aggregate Bond Index                        8.63%                       8.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series M against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES N

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                           TOTAL RETURNS FOR THE
                                                                         PERIOD ENDED JUNE 30, 2002
                                                                         --------------------------
                                                                             SINCE INCEPTION OF
                                                                              GUARANTEE PERIOD
                                                                                  09/18/01
                                                                                  --------
ING GET Fund -- Series N                                                            0.13%
S&P 500 Index                                                                      -3.88%(1)
Lehman Brothers Aggregate Bond Index                                                3.84%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series N against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES P

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                           TOTAL RETURNS FOR THE
                                                                         PERIOD ENDED JUNE 30, 2002
                                                                         --------------------------
                                                                             SINCE INCEPTION OF
                                                                              GUARANTEE PERIOD
                                                                                  12/13/01
                                                                                  --------
ING GET Fund -- Series P                                                           -1.64%
S&P 500 Index                                                                     -12.40%(1)
Lehman Brothers Aggregate Bond Index                                                3.13%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series P against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                                                        ING GET FUND -- SERIES Q

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                           TOTAL RETURNS FOR THE
                                                                         PERIOD ENDED JUNE 30, 2002
                                                                         --------------------------
                                                                             SINCE INCEPTION OF
                                                                              GUARANTEE PERIOD
                                                                                  03/15/02
                                                                                  --------
ING GET Fund -- Series Q                                                           -1.80%
S&P 500 Index                                                                     -10.14%(1)
Lehman Brothers Aggregate Bond Index                                                1.97%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series Q against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/02.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

ING GET FUND -- SERIES R

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                                           TOTAL RETURNS FOR THE
                                                                         PERIOD ENDED JUNE 30, 2002
                                                                         --------------------------
                                                                             SINCE INCEPTION OF
                                                                              GUARANTEE PERIOD
                                                                                  06/14/02
                                                                                  --------
ING GET Fund -- Series R                                                           -0.50%
S&P 500 Index                                                                      -7.12%(1)
Lehman Brothers Aggregate Bond Index                                                0.87%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING GET Fund -- Series R against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the Fund managers, only through the end of the period as stated on the cover. The Fund managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/02.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments.

                See accompanying index descriptions on page 17.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The S&P MIDCAP 400 BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the Standard & Poor's 400 that have low book-to-price ratios.

The S&P 600 BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the Standard & Poor's SmallCap 600 that have low book-to-price ratios.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                          ING             ING             ING             ING             ING            ING
                                       GET FUND -      GET FUND -      GET FUND -      GET FUND -     GET FUND -     GET FUND -
                                        SERIES D        SERIES E        SERIES G        SERIES H       SERIES I       SERIES J
                                        --------        --------        --------        --------       --------       --------
ASSETS:
Investments in securities, at
 value*                               $424,070,367    $422,509,543    $202,099,586    $152,830,549    $85,938,947    $72,548,410
Short-term investments, at
 amortized cost                         41,669,000       2,029,000         806,000         736,000        770,000        570,000
Cash                                           273             479              97             157            123            128
Cash (collateral for futures)                   --          47,250              --              --             --             --
Receivables:
 Dividends and interest                  3,305,798          52,678          18,460          21,037         10,003          7,212
 Investment securities sold              4,216,277       2,170,143         749,248       9,922,453        413,723        219,571
Prepaid expenses                               954             927             446             334            188            162
Reimbursement due from manager                  --              --              --              --             --             74
                                      ------------    ------------    ------------    ------------    -----------    -----------
 Total assets                          473,262,669     426,810,020     203,673,837     163,510,530     87,132,984     73,345,557
                                      ------------    ------------    ------------    ------------    -----------    -----------
LIABILITIES:
Payable for investment securities
 purchased                              44,626,461       2,162,632         747,115       9,850,998        412,450        218,881
Payable for futures variation
 margin                                         --           1,425              --              --             --             --
Payable to affiliates                      216,913         214,685         102,203          77,512         43,517         36,658
Other accrued expenses and
 liabilities                                44,425          42,743          32,351          31,690         28,056         27,044
                                      ------------    ------------    ------------    ------------    -----------    -----------
 Total liabilities                      44,887,799       2,421,485         881,669       9,960,200        484,023        282,583
                                      ------------    ------------    ------------    ------------    -----------    -----------
NET ASSETS                            $428,374,870    $424,388,535    $202,792,168    $153,550,330    $86,648,961    $73,062,974
                                      ============    ============    ============    ============    ===========    ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                       $434,107,906    $427,706,685    $202,714,333    $153,701,913    $86,798,280    $74,129,361
Undistributed net investment
 income                                 25,458,765      25,141,563      11,567,136       8,359,996      4,471,745      3,786,722
Accumulated net realized loss on
 investments and futures               (34,888,537)    (40,584,987)    (17,869,900)    (12,410,246)    (6,324,395)    (6,964,628)
Net unrealized appreciation of
 investments and futures                 3,696,736      12,125,274       6,380,599       3,898,667      1,703,331      2,111,519
                                      ------------    ------------    ------------    ------------    -----------    -----------
NET ASSETS                            $428,374,870    $424,388,535    $202,792,168    $153,550,330    $86,648,961    $73,062,974
                                      ============    ============    ============    ============    ===========    ===========
*Cost of securities                   $420,373,631    $410,363,542    $195,718,987    $148,931,882    $84,235,616    $70,436,891
CLASS R:
Net assets                            $428,374,870    $424,388,535    $202,792,168    $153,550,330    $86,648,961    $73,062,974
Shares authorized                        unlimited       unlimited       unlimited       unlimited      unlimited      unlimited
Par value                             $      0.001    $      0.001    $      0.001    $      0.001    $     0.001    $     0.001
Shares outstanding                      43,612,279      42,476,201      20,062,728      15,190,794      8,546,418      7,279,509
Net asset value and redemption
 price per share                      $       9.82    $       9.99    $      10.11    $      10.11    $     10.14    $     10.04

                                        ING
                                    GET FUND -
                                     SERIES K
                                     --------
ASSETS:
Investments in securities, at
 value*                             $86,439,497
Short-term investments, at
 amortized cost                         714,000
Cash                                        217
Cash (collateral for futures)                --
Receivables:
 Dividends and interest                  11,906
 Investment securities sold           4,725,788
Prepaid expenses                            305
Reimbursement due from manager               --
                                    -----------
 Total assets                        91,891,713
                                    -----------
LIABILITIES:
Payable for investment securities
 purchased                            4,601,296
Payable for futures variation
 margin                                      --
Payable to affiliates                    44,019
Other accrued expenses and
 liabilities                             27,598
                                    -----------
 Total liabilities                    4,672,913
                                    -----------
NET ASSETS                          $87,218,800
                                    ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                     $87,803,760
Undistributed net investment
 income                               3,626,378
Accumulated net realized loss on
 investments and futures             (5,734,270)
Net unrealized appreciation of
 investments and futures              1,522,932
                                    -----------
NET ASSETS                          $87,218,800
                                    ===========
*Cost of securities                 $84,916,565
CLASS R:
Net assets                          $87,218,800
Shares authorized                     unlimited
Par value                           $     0.001
Shares outstanding                    8,625,147
Net asset value and redemption
 price per share                    $     10.11

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                          ING            ING             ING             ING             ING             ING
                                      GET FUND -      GET FUND -      GET FUND -      GET FUND -      GET FUND -      GET FUND -
                                       SERIES L        SERIES M        SERIES N        SERIES P        SERIES Q        SERIES R
                                       --------        --------        --------        --------        --------        --------
ASSETS:
Investments in securities, at
 value*                               $77,667,835    $117,189,784    $120,552,406    $222,350,061    $228,473,699    $210,561,212
Short-term investments, at
 amortized cost                           541,000       1,059,000       1,151,000       1,383,000       1,802,000       2,154,000
Cash                                          822             655             596             979             215             704
Receivables:
 Dividends and interest                    70,817          24,263          37,802          61,426          61,935          34,326
 Investment securities sold               627,722       9,160,656       1,327,773      17,705,590      12,770,438       2,701,221
Prepaid expenses                              237             288             261               4              --          19,069
Reimbursement due from manager                179              --              --              --              --              --
                                      -----------    ------------    ------------    ------------    ------------    ------------
 Total assets                          78,908,612     127,434,646     123,069,838     241,501,060     243,108,287     215,470,532
                                      -----------    ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for investment securities
 purchased                                625,729       9,265,845       1,321,462      17,990,795      12,762,550       2,677,705
Payable to affiliates                      39,419          59,539          61,491         156,177         161,166          75,495
Other accrued expenses and
 liabilities                               26,180          25,966          13,539          11,179          26,755          27,034
                                      -----------    ------------    ------------    ------------    ------------    ------------
 Total liabilities                        691,328       9,351,350       1,396,492      18,158,151      12,950,471       2,780,234
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                            $78,217,284    $118,083,296    $121,673,346    $223,342,909    $230,157,816    $212,690,298
                                      ===========    ============    ============    ============    ============    ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                       $80,625,270    $122,087,827    $121,827,128    $227,311,787    $234,275,342    $213,615,082
Undistributed net investment
 income                                 1,258,929       1,867,375       1,415,509       2,384,823       1,601,753         221,607
Accumulated net realized loss on
 investments and futures               (3,782,276)     (7,848,012)       (199,132)     (7,092,668)     (5,766,468)       (329,646)
Net unrealized appreciation
 (depreciation) of investments            115,361       1,976,106      (1,370,159)        738,967          47,189        (816,745)
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                            $78,217,284    $118,083,296    $121,673,346    $223,342,909    $230,157,816    $212,690,298
                                      ===========    ============    ============    ============    ============    ============
* Cost of securities                  $77,552,474    $115,213,678    $121,922,565    $221,611,094    $228,426,510    $211,377,957
CLASS R:
Net assets                            $78,217,284    $118,083,296    $121,673,346    $223,342,909    $230,157,816    $212,690,298
Shares authorized                       unlimited       unlimited       unlimited       unlimited       unlimited       unlimited
Par value                             $     0.001    $      0.001    $      0.001    $      0.001    $      0.001    $      0.001
Shares outstanding                      7,985,033      12,073,457      12,128,001      22,638,190      23,362,252      21,309,208
Net asset value and redemption
 price per share                      $      9.80    $       9.78    $      10.03    $       9.87    $       9.85    $       9.98

                                       ING
                                    GET FUND -
                                     SERIES S
                                     --------
ASSETS:
Investments in securities, at
 value*                             $       --
Short-term investments, at
 amortized cost                      4,222,241
Cash                                       810
Receivables:
 Dividends and interest                     --
 Investment securities sold                 --
Prepaid expenses                            --
Reimbursement due from manager              --
                                    ----------
 Total assets                        4,223,051
                                    ----------
LIABILITIES:
Payable for investment securities
 purchased                                  --
Payable to affiliates                      435
Other accrued expenses and
 liabilities                                71
                                    ----------
 Total liabilities                         506
                                    ----------
NET ASSETS                          $4,222,545
                                    ==========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                     $4,221,577
Undistributed net investment
 income                                    931
Accumulated net realized loss on
 investments and futures                    --
Net unrealized appreciation
 (depreciation) of investments              37
                                    ----------
NET ASSETS                          $4,222,545
                                    ==========
* Cost of securities                $       --
CLASS R:
Net assets                          $4,222,545
Shares authorized                    unlimited
Par value                           $    0.001
Shares outstanding                     422,109
Net asset value and redemption
 price per share                    $    10.00

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                    ING            ING           ING            ING           ING           ING           ING
                                GET FUND -     GET FUND -     GET FUND -    GET FUND -     GET FUND -    GET FUND -    GET FUND -
                                 SERIES D       SERIES E       SERIES G      SERIES H       SERIES I      SERIES J      SERIES K
                                 --------       --------       --------      --------       --------      --------      --------
INVESTMENT INCOME:
 Dividends, net of foreign
   taxes*                       $   409,176    $   317,635    $  149,033    $   168,884    $   76,015    $   68,020    $   94,408
 Interest                         8,517,385      9,295,873     4,317,094      3,232,709     1,643,855     1,424,364     1,530,108
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
   Total investment income        8,926,561      9,613,508     4,466,127      3,401,593     1,719,870     1,492,384     1,624,516
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
EXPENSES:
 Investment management fees       1,313,935      1,287,243       610,220        464,506       258,877       218,856       263,187
 Transfer agent fees                  1,535          1,498         1,500          1,529         1,526         1,529         1,528
 Administrative and service
   fees                             142,448        139,445        66,081         50,328        28,026        23,702        28,509
 Shareholder reporting fees          14,654         15,677         9,315          9,284         7,083         6,334         7,196
 Professional fees                   11,565         11,884        10,826         10,660        10,449        10,406        10,416
 Custody and accounting fees         39,684         39,811        26,077         21,838        19,574        17,200        20,647
 Directors' fees                      7,628          7,706         3,662          2,867         1,712         1,346         1,771
 Miscellaneous fees                   5,626          6,037         3,092          2,220         1,415           643           817
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
   Total expenses                 1,537,075      1,509,301       730,773        563,232       328,662       280,016       334,071
Less:
 Waived and reimbursed fees              --             --            --             --         7,366         6,987         6,685
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
   Net expenses                   1,537,075      1,509,301       730,773        563,232       321,296       273,029       327,386
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
 Net investment income            7,389,486      8,104,207     3,735,354      2,838,361     1,398,574     1,219,355     1,297,130
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FUTURES:
 Net realized gain (loss)
   on:
   Investments                      717,054        447,854      (409,295)       369,183        39,937      (662,116)      375,969
   Futures contracts                 85,844         28,110            --             --            --            --            --
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
     Net realized gain
       (loss)                       802,898        475,964      (409,295)       369,183        39,937      (662,116)      375,969
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
 Net change in unrealized
   appreciation
   (depreciation) on:
   Investments                   (4,516,008)    (2,292,368)      690,536     (2,098,964)      189,995       822,762      (488,677)
   Futures contracts                (55,411)       (65,606)           --             --            --            --            --
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
     Net change in
       unrealized
       appreciation
       (depreciation)            (4,571,419)    (2,357,974)      690,536     (2,098,964)      189,995       822,762      (488,677)
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
 Net realized and unrealized
   gain (loss) on
   investments and futures       (3,768,521)    (1,882,010)      281,241     (1,729,781)      229,932       160,646      (112,708)
                                -----------    -----------    ----------    -----------    ----------    ----------    ----------
 Net increase in net assets
   resulting from operations    $ 3,620,965    $ 6,222,197    $4,016,595    $ 1,108,580    $1,628,506    $1,380,001    $1,184,422
                                ===========    ===========    ==========    ===========    ==========    ==========    ==========
* Foreign taxes                 $     2,153    $     2,273    $      715    $       836    $      394    $      356    $      469

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------


                                 ING            ING            ING            ING            ING            ING           ING
                             GET FUND -     GET FUND -     GET FUND -     GET FUND -     GET FUND -     GET FUND -     GET FUND -
                              SERIES L       SERIES M       SERIES N       SERIES P       SERIES Q       SERIES R       SERIES S
                              --------       --------       --------       --------       --------       --------       --------
                             SIX MONTHS     SIX MONTHS     SIX MONTHS     SIX MONTHS     SIX MONTHS       PERIOD         PERIOD
                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                              JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                2002           2002           2002           2002           2002          2002(1)       2002(2)
                                ----           ----           ----           ----           ----          -------       -------
INVESTMENT INCOME:
 Dividends, net of foreign
   taxes*                    $   163,662    $   216,924    $   359,556    $   551,321    $   296,541    $    34,326      $   --
 Interest                      1,354,584      2,048,568      1,498,218      2,820,756      1,956,817        276,633       1,437
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
     Total investment
       income                  1,518,246      2,265,492      1,857,774      3,372,077      2,253,358        310,959       1,437
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
EXPENSES:
 Investment management fees      236,595        356,995        379,371        681,572        423,276         51,289         195
 Distribution and service
   fees                               --             --             --        284,007        175,468         22,853         197
 Transfer agent fees               1,539          1,539          1,600          1,600          1,476            903           8
 Administrative and service
   fees                           25,630         38,678         41,232         73,889         42,334          4,968          45
 Shareholder reporting fees        4,419          5,589          3,946          3,454          3,048          1,355          11
 Registration and filing
   fees                            2,029          3,103          2,503          2,031            129            452           4
 Professional fees                10,325         13,716         14,036         13,702         12,658          3,072          26
 Custody and accounting
   fees                           21,058         19,949         16,400         17,349         15,614          1,806          16
 Directors' fees                   1,501          2,591          2,624             --             --            452           4
 Miscellaneous fees                  691            979          1,063             --             --            271          --
 Organization fees                    --             --             --             --             --          1,931          --
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
   Total expenses                303,787        443,139        462,775      1,077,604        674,003         89,352         506
Less:
 Waived and reimbursed fees        8,057          6,218          1,066             --         19,477             --          --
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
   Net expenses                  295,730        436,921        461,709      1,077,604        654,526         89,352         506
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
 Net investment income         1,222,516      1,828,571      1,396,065      2,294,473      1,598,832        221,607         931
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
 REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS AND FUTURES:
 Net realized gain (loss)
   on:
   Investments                (1,007,976)    (3,298,095)    (1,128,705)    (7,140,758)    (5,766,468)      (329,646)         --
   Futures contracts              34,144         25,850         72,919        (10,812)            --             --          --
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
       Net realized loss        (973,832)    (3,272,245)    (1,055,786)    (7,151,570)    (5,766,468)      (329,646)         --
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
 Net change in unrealized
   appreciation
   (depreciation) on:
   Investments                  (738,585)     1,153,549     (3,653,178)       360,959         47,122       (816,745)         37
   Futures contracts             (22,439)       (16,486)       (47,168)            --             --             --          --
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
       Net change in
         unrealized
         appreciation
         (depreciation)         (761,024)     1,137,063     (3,700,346)       360,959         47,122       (816,745)         37
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
 Net realized and
   unrealized gain (loss)
   on investments and
   futures                    (1,734,856)    (2,135,182)    (4,756,132)    (6,790,611)    (5,719,346)    (1,146,391)         37
                             -----------    -----------    -----------    -----------    -----------    -----------      ------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS:                 $  (512,340)   $  (306,611)   $(3,360,067)   $(4,496,138)   $(4,120,514)   $  (924,784)     $  968
                             ===========    ===========    ===========    ===========    ===========    ===========      ======
------------------
*  Foreign taxes             $       781    $       896    $     1,631    $     2,667    $     2,566    $        --      $   --

(1) Commenced operations on March 18, 2002
(2) Commenced operations on June 17, 2002

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING GET FUND - SERIES D         ING GET FUND - SERIES E
                                                                ----------------------------    ----------------------------
                                                                    SIX             YEAR            SIX             YEAR
                                                                MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                    ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                           $ 7,389,486     $ 18,073,409    $ 8,104,207     $ 17,040,587
Net realized gain (loss) on investments and futures                 802,898      (23,170,211)       475,964      (30,400,656)
Net change in unrealized appreciation (depreciation) on
 investments and futures                                         (4,571,419)      14,551,256     (2,357,974)      16,680,654
                                                                ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations              3,620,965        9,454,454      6,222,197        3,320,585
                                                                ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                    --       (2,230,315)            --       (1,707,866)
Net realized gain from investments                                       --       (4,755,385)            --       (1,957,913)
                                                                ------------    ------------    ------------    ------------
Total distributions                                                      --       (6,985,700)            --       (3,665,779)
                                                                ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                           71,461               --         84,559        1,232,966
Shares resulting from dividend reinvestments                             --        6,985,700             --        3,665,779
                                                                ------------    ------------    ------------    ------------
                                                                     71,461        6,985,700         84,559        4,898,745
Cost of shares redeemed                                         (33,236,238)     (60,865,967)   (26,670,771)     (50,905,670)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets resulting from capital share
 transactions                                                   (33,164,777)     (53,880,267)   (26,586,212)     (46,006,925)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets                                      (29,543,812)     (51,411,513)   (20,364,015)     (46,352,119)
NET ASSETS:
Beginning of period                                             457,918,682      509,330,195    444,752,550      491,104,669
                                                                ------------    ------------    ------------    ------------
End of period                                                   $428,374,870    $457,918,682    $424,388,535    $444,752,550
                                                                ============    ============    ============    ============
Undistributed net investment income at end of period            $25,458,765     $ 18,069,279    $25,141,563     $ 17,037,356
                                                                ============    ============    ============    ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING GET FUND - SERIES G         ING GET FUND - SERIES H
                                                                ----------------------------    ----------------------------
                                                                    SIX                             SIX
                                                                   MONTHS           YEAR           MONTHS           YEAR
                                                                   ENDED           ENDED           ENDED           ENDED
                                                                  JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                    ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                           $  3,735,354    $  7,833,894    $  2,838,361    $  5,523,588
Net realized gain (loss) on investments                             (409,295)     (7,698,865)        369,183      (8,898,652)
Net change in unrealized appreciation (depreciation) on
 investments                                                         690,536       2,906,457      (2,098,964)      4,373,999
                                                                ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations               4,016,595       3,041,486       1,108,580         998,935
                                                                ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                     --        (842,785)             --        (498,672)
Net realized gain from investments                                        --              --              --        (284,955)
                                                                ------------    ------------    ------------    ------------
Total distributions                                                       --        (842,785)             --        (783,627)
                                                                ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                           433,001         279,589         251,442          39,538
Shares resulting from dividend reinvestments                              --         842,785              --         783,627
                                                                ------------    ------------    ------------    ------------
                                                                     433,001       1,122,374         251,442         823,165
Cost of shares redeemed                                          (11,478,383)    (22,192,943)     (8,048,280)    (14,070,440)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets resulting from capital share
 transactions                                                    (11,045,382)    (21,070,569)     (7,796,838)    (13,247,275)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets                                        (7,028,787)    (18,871,868)     (6,688,258)    (13,031,967)
NET ASSETS:
Beginning of period                                              209,820,955     228,692,823     160,238,588     173,270,555
                                                                ------------    ------------    ------------    ------------
End of period                                                   $202,792,168    $209,820,955    $153,550,330    $160,238,588
                                                                ============    ============    ============    ============
Undistributed net investment income at end of period            $ 11,567,136    $  7,831,782    $  8,359,996    $  5,521,635
                                                                ============    ============    ============    ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                   ING GET FUND -- SERIES I          ING GET FUND -- SERIES J
                                                                ------------------------------    ------------------------------
                                                                    SIX               YEAR            SIX               YEAR
                                                                MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                                                                  JUNE 30,        DECEMBER 31,      JUNE 30,        DECEMBER 31,
                                                                    2002              2001            2002              2001
                                                                    ----              ----            ----              ----
FROM OPERATIONS:
Net investment income                                           $ 1,398,574       $ 3,073,312     $ 1,219,355       $ 2,567,548
Net realized gain (loss) on investments                              39,937        (3,280,109)       (662,116)       (3,283,726)
Net change in unrealized appreciation on investments                189,995         1,177,201         822,762         1,659,921
                                                                -----------       -----------     -----------       -----------
Net increase in net assets resulting from operations              1,628,506           970,404       1,380,001           943,743
                                                                -----------       -----------     -----------       -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                    --          (228,771)             --          (137,325)
                                                                -----------       -----------     -----------       -----------
Total distributions                                                      --          (228,771)             --          (137,325)
                                                                -----------       -----------     -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                            3,439           392,838         127,778           348,279
Shares resulting from dividend reinvestments                             --           228,771              --           137,325
                                                                -----------       -----------     -----------       -----------
                                                                      3,439           621,609         127,778           485,604
Cost of shares redeemed                                          (3,642,581)       (7,039,221)     (3,626,727)       (6,450,707)
                                                                -----------       -----------     -----------       -----------
Net decrease in net assets resulting from capital share
 transactions                                                    (3,639,142)       (6,417,612)     (3,498,949)       (5,965,103)
                                                                -----------       -----------     -----------       -----------
Net decrease in net assets                                       (2,010,636)       (5,675,979)     (2,118,948)       (5,158,685)
NET ASSETS:
Beginning of period                                              88,659,597        94,335,576      75,181,922        80,340,607
                                                                -----------       -----------     -----------       -----------
End of period                                                   $86,648,961       $88,659,597     $73,062,974       $75,181,922
                                                                ===========       ===========     ===========       ===========
Undistributed net investment income at end of period            $ 4,471,745       $ 3,073,171     $ 3,786,722       $ 2,567,367
                                                                ===========       ===========     ===========       ===========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES K            ING GET FUND -- SERIES L
                                                               ------------------------------      ------------------------------
                                                                   SIX               YEAR              SIX               YEAR
                                                               MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                                 JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                                   ----              ----              ----              ----
FROM OPERATIONS:
Net investment income                                          $ 1,297,130       $ 2,329,510       $ 1,222,516       $ 1,940,634
Net realized gain (loss) on investments and futures                375,969        (5,722,586)         (973,832)       (2,808,444)
Net change in unrealized appreciation (depreciation) on
 investments and futures                                          (488,677)        2,616,325          (761,024)          876,393
                                                               -----------       -----------       -----------       -----------
Net increase (decrease) in net assets resulting from
 operations                                                      1,184,422          (776,751)         (512,340)            8,583
                                                               -----------       -----------       -----------       -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --            (3,761)               --        (1,904,729)
                                                               -----------       -----------       -----------       -----------
Total distributions                                                     --            (3,761)               --        (1,904,729)
                                                               -----------       -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                         169,262         1,342,918                --        88,776,235
Shares resulting from dividend reinvestments                            --             3,761                --         1,904,729
                                                               -----------       -----------       -----------       -----------
                                                                   169,262         1,346,679                --        90,680,964
Cost of shares redeemed                                         (4,951,920)       (6,357,060)       (2,906,599)       (8,351,135)
                                                               -----------       -----------       -----------       -----------
Net increase (decrease) in net assets resulting from
 capital share transactions                                     (4,782,658)       (5,010,381)       (2,906,599)       82,329,829
                                                               -----------       -----------       -----------       -----------
Net increase (decrease) in net assets                           (3,598,236)       (5,790,893)       (3,418,939)       80,433,683
NET ASSETS:
Beginning of period                                             90,817,036        96,607,929        81,636,223         1,202,540
                                                               -----------       -----------       -----------       -----------
End of period                                                  $87,218,800       $90,817,036       $78,217,284       $81,636,223
                                                               ===========       ===========       ===========       ===========
Undistributed net investment income at end of period           $ 3,626,378       $ 2,329,248       $ 1,258,929       $    36,413
                                                               ===========       ===========       ===========       ===========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES M            ING GET FUND -- SERIES N
                                                               ------------------------------      ------------------------------
                                                                   SIX              PERIOD             SIX              PERIOD
                                                               MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                                 JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                                   2002            2001(1)             2002            2001(2)
                                                               ------------      ------------      ------------      ------------
FROM OPERATIONS:
Net investment income                                          $ 1,828,571       $  2,067,006      $ 1,396,065       $    896,826
Net realized gain (loss) on investments and futures             (3,272,245)        (4,575,767)      (1,055,786)           959,932
Net change in unrealized appreciation (depreciation) on
 investments and futures                                         1,137,063            839,043       (3,700,346)         2,330,187
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets resulting from
 operations                                                       (306,611)        (1,669,718)      (3,360,067)         4,186,945
                                                               ------------      ------------      ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --         (2,028,202)              --           (871,982)
Net realized gain from investments                                      --                 --               --           (103,278)
                                                               ------------      ------------      ------------      ------------
Total distributions                                                     --         (2,028,202)              --           (975,260)
                                                               ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                              --        129,961,229          603,584        144,014,557
Shares resulting from dividend reinvestments                            --          2,028,202               --            975,260
                                                               ------------      ------------      ------------      ------------
                                                                        --        131,989,431          603,584        144,989,817
Cost of shares redeemed                                         (4,713,265)        (5,188,339)     (11,102,616)       (12,669,057)
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                     (4,713,265)       126,801,092      (10,499,032)       132,320,760
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                           (5,019,876)       123,103,172      (13,859,099)       135,532,445
NET ASSETS:
Beginning of period                                            123,103,172                 --      135,532,445                 --
                                                               ------------      ------------      ------------      ------------
End of period                                                  $118,083,296      $123,103,172      $121,673,346      $135,532,445
                                                               ============      ============      ============      ============
Undistributed net investment income at end of period           $ 1,867,375       $     38,804      $ 1,415,509       $     19,444
                                                               ============      ============      ============      ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on March 15, 2001.
(2) Commenced operations on June 14, 2001.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES P            ING GET FUND -- SERIES Q
                                                               ------------------------------      ------------------------------
                                                                   SIX              PERIOD             SIX              PERIOD
                                                               MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                                 JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                                   2002            2001(1)             2002            2001(2)
                                                               ------------      ------------      ------------      ------------
FROM OPERATIONS:
Net investment income                                          $ 2,294,473       $    227,288      $ 1,598,832        $    2,921
Net realized gain (loss) on investments and futures             (7,151,570)            58,902       (5,766,468)               --
Net change in unrealized appreciation on investments               360,959            378,008           47,122                67
                                                               ------------      ------------      ------------       ----------
Net increase (decrease) in net assets resulting from
 operations                                                     (4,496,138)           664,198       (4,120,514)            2,988
                                                               ------------      ------------      ------------       ----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   --           (136,938)              --                --
                                                               ------------      ------------      ------------       ----------
Total distributions                                                     --           (136,938)              --                --
                                                               ------------      ------------      ------------       ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                       9,042,541        238,251,992      239,971,404         8,681,784
Shares resulting from dividend reinvestments                            --            136,938               --                --
                                                               ------------      ------------      ------------       ----------
                                                                 9,042,541        238,388,930      239,971,404         8,681,784
Cost of shares redeemed                                        (17,299,264)        (2,820,420)     (13,459,914)         (917,932)
                                                               ------------      ------------      ------------       ----------
Net increase (decrease) in net assets resulting from
 capital share transactions                                     (8,256,723)       235,568,510      226,511,490         7,763,852
                                                               ------------      ------------      ------------       ----------
Net increase (decrease) in net assets                          (12,752,861)       236,095,770      222,390,976         7,766,840
NET ASSETS:
Beginning of period                                            236,095,770                 --        7,766,840                --
                                                               ------------      ------------      ------------       ----------
End of period                                                  $223,342,909      $236,095,770      $230,157,816       $7,766,840
                                                               ============      ============      ============       ==========
Undistributed net investment income at end of period           $ 2,384,823       $     90,350      $ 1,601,753        $    2,921
                                                               ============      ============      ============       ==========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on September 18, 2001.
(2) Commenced operations on December 13, 2001.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                ING GET FUND      ING GET FUND
                                                                  SERIES R          SERIES S
                                                                ------------      ------------
                                                                PERIOD ENDED      PERIOD ENDED
                                                                  JUNE 30,          JUNE 30,
                                                                  2002(1)           2002(2)
                                                                ------------      ------------
FROM OPERATIONS:
Net investment income                                           $   221,607        $      931
Net realized loss on investments                                   (329,646)               --
Net change in unrealized appreciation (depreciation) on
 investments                                                       (816,745)               37
                                                                ------------       ----------
Net increase (decrease) in net assets resulting from
 operations                                                        (924,784)              968
                                                                ------------       ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                      215,273,125         4,221,605
Cost of shares redeemed                                          (1,658,043)              (28)
                                                                ------------       ----------
Net increase in net assets resulting from capital share
 transactions                                                   213,615,082         4,221,577
                                                                ------------       ----------
Net increase in net assets                                      212,690,298         4,222,545
NET ASSETS:
Beginning of period                                                      --                --
                                                                ------------       ----------
End of period                                                   $212,690,298       $4,222,545
                                                                ============       ==========
Undistributed net investment income at end of period            $   221,607        $      931
                                                                ============       ==========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on March 18, 2002.
(2) Commenced operations on June 17, 2002.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES D (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                         SIX                YEAR ENDED DECEMBER 31,           OCTOBER 15, 1998(1)
                                                    MONTHS ENDED       ---------------------------------              TO
                                                    JUNE 30, 2002       2001         2000         1999         DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $             9.74            9.69        10.65        10.05              10.00
 Income from investment operations:
 Net investment income                      $             0.20            0.39         0.35         0.31               0.10
 Net realized and unrealized gain (loss)
 on investments                             $            (0.12)          (0.19)       (0.73)        0.51                 --
 Total from investment operations           $             0.08            0.20        (0.38)        0.82               0.10
 Less distributions from:
 Net investment income                      $               --            0.05         0.40         0.22               0.05
 Net realized gains on investments          $               --            0.10         0.18           --                 --
 Total distributions                        $               --            0.15         0.58         0.22               0.05
 Net asset value, end of period             $             9.82            9.74         9.69        10.65              10.05
 TOTAL RETURN(2):                           %             0.82            2.00        (3.59)        8.01*                --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $          428,375         457,919      509,330      716,085            385,294
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                        %             0.71            0.70         0.70         0.68               0.36
 Gross expenses prior to expense
 reimbursement(3)                           %             0.71            0.70         0.70         0.68               0.38
 Net investment income after expense
 reimbursement(3)(4)                        %             3.39            3.76         2.90         2.84               4.59
 Portfolio turnover rate                    %               26              62          177          224                 --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on January 16, 1999, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES E (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         YEAR ENDED
                                                                      SIX               DECEMBER 31,           JUNE 15, 1999(1)
                                                                 MONTHS ENDED       --------------------              TO
                                                                 JUNE 30, 2002       2001         2000         DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $             9.85            9.85        10.77              10.00
 Income from investment operations:
 Net investment income                                   $             0.21            0.38         0.26               0.10
 Net realized and unrealized gain (loss) on
 investments                                             $            (0.07)          (0.30)       (0.73)              0.74
 Total from investment operations                        $             0.14            0.08        (0.47)              0.84
 Less distributions from:
 Net investment income                                   $               --            0.04         0.25               0.07
 Net realized gains on investments                       $               --            0.04         0.20                 --
 Total distributions                                     $               --            0.08         0.45               0.07
 Net asset value, end of period                          $             9.99            9.85         9.85              10.77
 TOTAL RETURN(2):                                        %             1.42            0.80        (4.35)              7.14*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $          424,389         444,753      491,105            567,679
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %             0.71            0.70         0.70               0.63
 Gross expenses prior to expense reimbursement(3)        %             0.71            0.70         0.70               0.64
 Net investment income after expense
 reimbursement(3)(4)                                     %             3.80            3.69         2.35               2.68
 Portfolio turnover rate                                 %               45              70          162                 52
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on September 15, 1999, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES G (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   SIX           YEAR ENDED DECEMBER 31,    SEPTEMBER 15, 1999(1)
                                                               MONTHS ENDED      -----------------------             TO
                                                              JUNE 30, 2002        2001           2000        DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $           9.91            9.81         10.37              10.00
 Income from investment operations:
 Net investment income                                   $           0.21            0.37          0.27               0.06
 Net realized and unrealized gain (loss) on
 investments                                             $          (0.01)          (0.23)        (0.58)              0.35
 Total from investment operations                        $           0.20            0.14         (0.31)              0.41
 Less distributions from:
 Net investment income                                   $             --            0.04          0.25               0.04
 Total distributions                                     $             --            0.04          0.25               0.04
 Net asset value, end of period                          $          10.11            9.91          9.81              10.37
 TOTAL RETURN(2):                                        %           2.02            1.41         (2.96)              2.86*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $        202,792         209,821       228,693            262,557
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %           0.72            0.72          0.71               0.61
 Gross expenses prior to expense reimbursement(3)        %           0.72            0.72          0.71               0.69
 Net investment income after expense
 reimbursement(3)(4)                                     %           3.69            3.61          2.52               3.45
 Portfolio turnover rate                                 %              7              87           169                 22
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on December 15, 1999, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES H (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                       SIX           YEAR ENDED DECEMBER 31,    DECEMBER 15, 1999(1)
                                                   MONTHS ENDED      -----------------------             TO
                                                  JUNE 30, 2002           2001          2000     DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $          10.04           10.02         10.03            10.00
 Income from investment operations:
 Net investment income                       $           0.20            0.35          0.20             0.01
 Net realized and unrealized gain (loss)
 on investments                              $          (0.13)          (0.28)        (0.01)            0.02
 Total from investment operations            $           0.07            0.07          0.19             0.03
 Less distributions from:
 Net investment income                       $             --            0.03          0.18               --
 Net realized gains on investments           $             --            0.02          0.02               --
 Total distributions                         $             --            0.05          0.20               --
 Net asset value, end of period              $          10.11           10.04         10.02            10.03
 TOTAL RETURN(2):                            %           0.70            0.68          0.89*              --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        153,550         160,239       173,271            3,733
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         %           0.73            0.72          0.70             0.37
 Gross expenses prior to expense
 reimbursement(3)                            %           0.73            0.72          0.72            10.60
 Net investment income after expense
 reimbursement(3)(4)                         %           3.69            3.35          2.37             4.65
 Portfolio turnover rate                     %             48              71           163               --
--------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on March 15, 2000, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES I (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX            YEAR ENDED       MARCH 15, 2000(1)
                                                                       MONTHS ENDED       DECEMBER 31,             TO
                                                                       JUNE 30, 2002          2001          DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.95               9.86               10.00
 Income from investment operations:
 Net investment income                                         $            0.18               0.37                0.15
 Net realized and unrealized gain (loss) on investments        $            0.01              (0.26)              (0.16)
 Total from investment operations                              $            0.19               0.11               (0.01)
 Less distributions from:
 Net investment income                                         $              --               0.02                0.13
 Total distributions                                           $              --               0.02                0.13
 Net asset value, end of period                                $           10.14               9.95                9.86
 TOTAL RETURN(2):                                              %            1.91               1.17               (1.13)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          86,649             88,660              94,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.75               0.75                0.73
 Gross expenses prior to expense reimbursement(3)              %            0.77               0.75                0.76
 Net investment income after expense reimbursement(3)(4)       %            3.26               3.38                2.64
 Portfolio turnover rate                                       %              27                103                  70
-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on June 15, 2000, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES J (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX            YEAR ENDED       JUNE 15, 2000(1)
                                                                       MONTHS ENDED       DECEMBER 31,             TO
                                                                       JUNE 30, 2002          2001          DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.85               9.74               10.00
 Income from investment operations:
 Net investment income                                         $            0.18               0.35                0.09
 Net realized and unrealized gain (loss) on investments        $            0.01              (0.22)              (0.28)
 Total from investment operations                              $            0.19               0.13               (0.19)
 Less distributions from:
 Net investment income                                         $              --               0.02                0.07
 Total distributions                                           $              --               0.02                0.07
 Net asset value, end of period                                $           10.04               9.85                9.74
 TOTAL RETURN(2):                                              %            1.93               1.31               (3.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          73,063             75,182              80,341
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.75               0.75                0.72
 Gross expenses prior to expense reimbursement(3)              %            0.77               0.76                0.81
 Net investment income after expense reimbursement(3)(4)       %            3.36               3.34                2.97
 Portfolio turnover rate                                       %              13                 97                  35
-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on September 14, 2000, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES K (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX            YEAR ENDED       SEPTEMBER 14, 2000(1)
                                                                       MONTHS ENDED       DECEMBER 31,               TO
                                                                       JUNE 30, 2002          2001            DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.98              10.06                 10.00
 Income from investment operations:
 Net investment income                                         $            0.16               0.26                  0.02
 Net realized and unrealized gain (loss) on investments        $           (0.03)             (0.34)                 0.06
 Total from investment operations                              $            0.13              (0.08)                 0.08
 Less distributions from:
 Net investment income                                         $              --                 --                  0.02
 Total distributions                                           $              --                 --                  0.02
 Net asset value, end of period                                $           10.11               9.98                 10.06
 TOTAL RETURN(2):                                              %            1.30              (0.79)                (0.85)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          87,219             90,817                96,608
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.75               0.75                  0.68
 Gross expenses prior to expense reimbursement(3)              %            0.77               0.75                  1.01
 Net investment income after expense reimbursement(3)(4)       %            2.97               2.50                  3.15
 Portfolio turnover rate                                       %              62                106                     9
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on December 14, 2000, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES L (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX            YEAR ENDED       DECEMBER 14, 2000(1)
                                                                       MONTHS ENDED       DECEMBER 31,               TO
                                                                       JUNE 30, 2002          2001           DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.86              10.01                 10.00
 Income from investment operations:
 Net investment income                                         $            0.15               0.24                  0.03
 Net realized and unrealized loss on investments               $           (0.21)             (0.15)                   --
 Total from investment operations                              $           (0.06)              0.09                  0.03
 Less distributions from:
 Net investment income                                         $              --               0.24                  0.02
 Total distributions                                           $              --               0.24                  0.02
 Net asset value, end of period                                $            9.80               9.86                 10.01
 TOTAL RETURN(2):                                              %           (0.61)             (0.14)*                  --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          78,217             81,636                 1,203
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.75               0.74                  0.08
 Gross expenses prior to expense reimbursement(3)              %            0.77               0.76                  5.94
 Net investment income after expense reimbursement(3)(4)       %            3.12               2.80                  1.17
 Portfolio turnover rate                                       %              59                126                    --
--------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on March 15, 2001, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES M (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX           MARCH 15, 2001(1)
                                                                       MONTHS ENDED              TO
                                                                       JUNE 30, 2002      DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $            9.81                 10.00
 Income from investment operations:
 Net investment income                                         $            0.15                  0.16
 Net realized and unrealized loss on investments               $           (0.18)                (0.19)
 Total from investment operations                              $           (0.03)                (0.03)
 Less distributions from:
 Net investment income                                         $              --                  0.16
 Total distributions                                           $              --                  0.16
 Net asset value, end of period                                $            9.78                  9.81
 TOTAL RETURN(2):                                              %           (0.31)                (1.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         118,083               123,103
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.74                  0.72
 Gross expenses prior to expense reimbursement(3)              %            0.75                  0.73
 Net investment income after expense reimbursement(3)(4)       %            3.09                  2.95
 Portfolio turnover rate                                       %              41                    55
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on June 14, 2001, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES N (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX           JUNE 14, 2001(1)
                                                                       MONTHS ENDED              TO
                                                                       JUNE 30, 2002      DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.30                 10.00
 Income from investment operations:
 Net investment income                                         $            0.12                  0.07
 Net realized and unrealized gain (loss) on investments        $           (0.39)                 0.31
 Total from investment operations                              $           (0.27)                 0.38
 Less distributions from:
 Net investment income                                         $              --                  0.07
 Net realized gains on investments                             $              --                  0.01
 Total distributions                                           $              --                  0.08
 Net asset value, end of period                                $           10.03                 10.30
 TOTAL RETURN(2):                                              %           (2.62)                 2.82*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         121,673               135,532
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.73                  0.72
 Gross expenses prior to expense reimbursement(3)              %            0.74                  0.73
 Net investment income after expense reimbursement(3)(4)       %            2.22                  2.11
 Portfolio turnover rate                                       %              72                    48
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on September 18, 2001, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES P (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX           SEPTEMBER 18, 2001(1)
                                                                       MONTHS ENDED                TO
                                                                       JUNE 30, 2002        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.06                   10.00
 Income from investment operations:
 Net investment income                                         $            0.10                    0.01
 Net realized and unrealized gain (loss) on investments        $           (0.29)                   0.06
 Total from investment operations                              $           (0.19)                   0.07
 Less distributions from:
 Net investment income                                         $              --                    0.01
 Total distributions                                           $              --                    0.01
 Net asset value, end of period                                $            9.87                   10.06
 TOTAL RETURN(2):                                              %           (1.89)                   0.26*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         223,343                 236,096
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.95                    0.88
 Gross expenses prior to expense reimbursement(3)              %            0.95                    0.98
 Net investment income after expense reimbursement(3)(4)       %            2.03                    1.51
 Portfolio turnover rate                                       %              76                       2
---------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on December 13, 2001, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES Q (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            SIX           DECEMBER 13, 2001(1)
                                                                       MONTHS ENDED                TO
                                                                       JUNE 30, 2002       DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.01                  10.00
 Income from investment operations:
 Net investment income                                         $            0.06                   0.01
 Net realized and unrealized loss on investments               $           (0.22)                    --
 Total from investment operations                              $           (0.16)                  0.01
 Net asset value, end of period                                $            9.85                  10.01
 TOTAL RETURN(2):                                              %           (1.57)*                   --
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         230,158                  7,767
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            0.93                   0.82
 Gross expenses prior to expense reimbursement(3)              %            0.95                   7.74
 Net investment income after expense reimbursement(3)(4)       %            2.26                   0.90
 Portfolio turnover rate                                       %              45                     --
--------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Total return calculation began on March 15, 2002, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

                                            ING GET FUND -- SERIES R (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         PERIOD ENDED
                                                                       JUNE 30, 2002(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             10.00
 Income from investment operations:
 Net investment income                                         $              0.01
 Net realized and unrealized loss on investments               $             (0.03)
 Total from investment operations                              $             (0.02)
 Net asset value, end of period                                $              9.98
 TOTAL RETURN(2):                                              %             (0.50)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           212,690
 Ratios to average net assets:
 Net expenses(3)                                               %              0.94
 Net investment income(3)                                      %              2.34
 Portfolio turnover rate                                       %                36
---------------------------------------------------------------------------------------

(1) Commenced operations on March 15, 2002
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
* Total return calculation began on June 14, 2002, the first day of the Guarantee Period.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES S (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         PERIOD ENDED
                                                                       JUNE 30, 2002(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             10.00
 Income from investment operations:
 Net investment income                                         $              0.00*
 Net realized and unrealized gain on investments               $              0.00*
 Total from investment operations                              $              0.00*
 Net asset value, end of period                                $             10.00
 TOTAL RETURN(2):                                              %                --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             4,223
 Ratios to average net assets:
 Net expenses(3)                                               %              0.65
 Net investment income(3)                                      %              1.20
 Portfolio turnover rate                                       %                --
---------------------------------------------------------------------------------------

(1) Commenced operations on June 17, 2002
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
*   Amount represents less than $0.01 per share.
** The Series is currently in its Offering Period. Total return calculation will begin on the commencement day of the Guarantee Period (09/12/02).

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING GET Fund (formerly, Aetna GET Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are fourteen diversified Series of the Fund, ING GET Fund-Series D ("GET D", formerly, Aetna GET Fund-Series D), ING GET Fund-Series E ("GET E", formerly Aetna GET Fund-Series E), ING GET Fund-Series G ("GET G", formerly Aetna GET Fund-Series G), ING GET Fund-Series H ("GET H", formerly Aetna GET Fund-Series H), ING GET Fund-Series I ("GET I", formerly Aetna GET Fund-Series I), ING GET Fund-Series J ("GET J", formerly Aetna GET Fund-Series
J), ING GET Fund-Series K ("GET K", formerly Aetna GET Fund-Series K), ING GET Fund-Series L ("GET L", formerly Aetna GET Fund-Series L), ING GET Fund-Series M ("GET M", formerly Aetna GET Fund-Series M), ING GET Fund-Series N ("GET N", formerly Aetna GET Fund-Series N), ING GET Fund-Series P ("GET P", formerly Aetna GET Fund-Series P), ING GET Fund-Series Q ("GET Q", formerly Aetna GET Fund-Series Q), ING GET Fund-Series R ("GET R") and ING GET Fund-Series S ("GET S").

Each Series seeks to achieve maximum total return by participating in favorable equity market performance while without compromising a minimum targeted rate of return during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series' assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum targeted return for each Series during the Guarantee Period is 1.5% (except for GET D which is 2.5%) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company ("ILIAC", formerly Aetna Life Insurance & Annuity Company) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. ILIAC does not guarantee that investors will earn the minimum target return

          ACCUMULATION         GUARANTEE      MATURITY
             PERIOD             PERIOD          DATE
        -----------------  -----------------  --------
GET D*  10/15/98-01/15/99  01/16/99-01/15/04  01/15/04
GET E*  06/15/99-09/14/99  09/15/99-09/14/04  09/14/04
GET G*  09/15/99-12/14/99  12/15/99-12/14/04  12/14/04
GET H*  12/15/99-03/14/00  03/15/00-03/14/05  03/14/05
GET I*  03/15/00-06/14/00  06/15/00-06/14/05  06/14/05
GET J*  06/15/00-09/13/00  09/14/00-09/13/05  09/13/05
GET K*  09/14/00-12/13/00  12/14/00-12/13/05  12/13/05
GET L*  12/14/00-03/14/01  03/15/01-03/14/06  03/14/06
GET M*  03/15/01-06/13/01  06/14/01-06/13/06  06/13/06
GET N*  06/14/01-09/17/01  09/18/01-09/15/06  09/15/06
GET P*  09/18/01-12/12/01  12/13/01-12/15/06  12/15/06
GET Q*  12/13/01-03/14/02  03/15/02-03/16/07  03/16/07
GET R*  03/15/02-06/13/02  06/14/02-06/15/07  06/15/07
GET S   06/14/02-09/11/02  09/12/02-09/14/07  09/14/07

------------------
* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2002, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Series, and Aeltus Capital, Inc. (ACI), each Series' principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in

--------------------------------------------------------------------------------


      U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the

--------------------------------------------------------------------------------


      contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Series record distributions to their shareholders on ex-date. Each series pays dividends and capital gains, if any, semi-annually.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Series, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

      Capital loss carryforwards were the following at December 31, 2001:

               AMOUNT     EXPIRATION DATES
             -----------  ----------------
      GET D  $20,452,353      2009
      GET E   32,458,669      2009
      GET G   11,976,310   2008-2009
      GET H    8,426,539      2009
      GET I    4,845,470   2008-2009
      GET J    4,946,790   2008-2009
      GET K    4,568,042   2008-2009
      GET L      893,051      2009
      GET M    3,034,240      2009

G. Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Series had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them

--------------------------------------------------------------------------------


      promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Series may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Series will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L. Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period on a straight-line basis.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the periods ended June 30, 2002, the cost of purchases and sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                           PURCHASES        SALES
                                          ------------   ------------
GET D                                     $108,751,233   $ 60,749,402
GET E                                       51,793,048     43,972,963
GET G                                       14,943,211     20,998,668
GET H                                       17,014,622     31,463,187
GET I                                       12,169,264     10,547,914
GET J                                        6,760,937     11,714,105
GET K                                        5,399,675     16,892,850
GET L                                       28,163,485     35,084,215
GET M                                       28,099,647     41,781,610
GET N                                       57,194,181     78,594,075
GET P                                       97,278,685    133,194,817
GET Q                                      205,266,168     80,469,323
GET R                                       74,670,067     13,922,245

U.S. Government Securities not included above were as follows:

                                            PURCHASES        SALES
                                           ------------   -----------
GET D                                      $  2,131,875   $58,007,548
GET E                                        53,252,717    87,502,475
GET G                                                --     6,101,032
GET H                                        58,323,145    52,450,006
GET I                                        11,141,871    17,309,214
GET J                                         2,944,953     2,066,036
GET K                                        49,271,000    43,380,644
GET L                                        17,924,503    12,295,491
GET M                                        20,370,709    10,795,127
GET N                                        33,776,232    19,976,634
GET P                                        75,614,407    47,348,609
GET Q                                       132,951,865    25,404,221
GET R                                       155,842,958     5,094,823

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

ING has engaged Aeltus Investment Management, Inc., a Connecticut corporation (Aeltus), to serve as sub-adviser to the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Series operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% of its average daily net assets.

ING has entered into a Service Agreement with ILIAC under which ILIAC will provide various administrative and shareholder services for each Series, in exchange for fees payable by ING, of up to 0.30% of the Series' average daily net assets during the Guarantee Period. For the six-month period ending June 30, 2002 ING paid ILIAC $3,273,058.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

GET P, Q, R and S have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is

--------------------------------------------------------------------------------


reimbursed or compensated by the Series for expenses incurred in the distribution of each Series' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Series' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P                       0.25%
GET Q                       0.25
GET R                       0.25
GET S                       0.25

Prior to January 1, 2002, the Distribution fees were paid to ACI.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2002 the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES        TOTAL
                           ----------   --------------   ------------   --------
GET D                       $198,699       $18,214         $    --      $216,913
GET E                        196,658        18,027              --       214,685
GET G                         93,621         8,582              --       102,203
GET H                         71,003         6,509              --        77,512
GET I                         39,863         3,654              --        43,517
GET J                         33,580         3,078              --        36,658
GET K                         40,323         3,696              --        44,019
GET L                         36,109         3,310              --        39,419
GET M                         54,540         4,999              --        59,539
GET N                         56,328         5,163              --        61,491
GET P                        103,543         9,491          43,143       156,177
GET Q                        106,850         9,795          44,521       161,166
GET R                         49,660         4,610          21,225        75,495
GET S                            195            43             197           435

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Series for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each Series whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               MAXIMUM OPERATING EXPENSE LIMIT
                           (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                           ---------------------------------------
GET D                                       0.75%
GET E                                       0.75
GET G                                       0.75
GET H                                       0.75
GET I                                       0.75
GET J                                       0.75
GET K                                       0.75
GET L                                       0.75
GET M                                       0.75
GET N                                       0.75
GET P                                       1.00
GET Q                                       1.00
GET R                                       1.00
GET S                                       1.00

Each Series will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Series.

NOTE 8 -- LINE OF CREDIT

All of the Series included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2002, the Series did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES D (NUMBER OF SHARES)
Shares sold/exchanged*                                                   7,321                    --
Shares issued as reinvestment of dividends                                  --               723,907
Shares redeemed                                                     (3,397,288)           (6,265,927)
                                                                  ------------          ------------
Net decrease in shares outstanding                                  (3,389,967)           (5,542,020)
                                                                  ============          ============
ING GET FUND -- SERIES D ($)
Shares sold/exchanged*                                            $     71,461          $         --
Shares issued as reinvestment of dividends                                  --             6,985,700
Shares redeemed                                                    (33,236,238)          (60,865,967)
                                                                  ------------          ------------
Net decrease                                                      $(33,164,777)         $(53,880,267)
                                                                  ============          ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES E (NUMBER OF SHARES)
Shares sold/exchanged*                                                   8,545               126,315
Shares issued as reinvestment of dividends                                  --               378,696
Shares redeemed                                                     (2,689,841)           (5,209,449)
                                                                  ------------          ------------
Net decrease in shares outstanding                                  (2,681,296)           (4,704,438)
                                                                  ============          ============
ING GET FUND -- SERIES E ($)
Shares sold/exchanged*                                            $     84,559          $  1,232,966
Shares issued as reinvestment of dividends                                  --             3,665,779
Shares redeemed                                                    (26,670,771)          (50,905,670)
                                                                  ------------          ------------
Net decrease                                                      $(26,586,212)         $(46,006,925)
                                                                  ============          ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES G (NUMBER OF SHARES)
Shares sold/exchanged*                                                  43,674                28,424
Shares issued as reinvestment of dividends                                  --                86,617
Shares redeemed                                                     (1,149,073)           (2,265,822)
                                                                  ------------          ------------
Net decrease in shares outstanding                                  (1,105,399)           (2,150,781)
                                                                  ============          ============
ING GET FUND -- SERIES G ($)
Shares sold/exchanged*                                            $    433,001          $    279,589
Shares issued as reinvestment of dividends                                  --               842,785
Shares redeemed                                                    (11,478,383)          (22,192,943)
                                                                  ------------          ------------
Net decrease                                                      $(11,045,382)         $(21,070,569)
                                                                  ============          ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES H (NUMBER OF SHARES)
Shares sold/exchanged*                                                  24,985                 3,992
Shares issued as reinvestment of dividends                                  --                79,556
Shares redeemed                                                       (799,097)           (1,415,078)
                                                                  ------------          ------------
Net decrease in shares outstanding                                    (774,112)           (1,331,530)
                                                                  ============          ============
ING GET FUND -- SERIES H ($)
Shares sold/exchanged*                                            $    251,442          $     39,538
Shares issued as reinvestment of dividends                                  --               783,627
Shares redeemed                                                     (8,048,280)          (14,070,440)
                                                                  ------------          ------------
Net decrease                                                      $ (7,796,838)         $(13,247,275)
                                                                  ============          ============

------------------

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES I (NUMBER OF SHARES)
Shares sold/exchanged*                                                    343                 39,587
Shares issued as reinvestment of dividends                                 --                 23,488
Shares redeemed                                                      (364,027)              (716,284)
                                                                  -----------           ------------
Net decrease in shares outstanding                                   (363,684)              (653,209)
                                                                  ===========           ============
ING GET FUND -- SERIES I ($)
Shares sold/exchanged*                                            $     3,439           $    392,838
Shares issued as reinvestment of dividends                                 --                228,771
Shares redeemed                                                    (3,642,581)            (7,039,221)
                                                                  -----------           ------------
Net decrease                                                      $(3,639,142)          $ (6,417,612)
                                                                  ===========           ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES J (NUMBER OF SHARES)
Shares sold/exchanged*                                                 13,012                 35,835
Shares issued as reinvestment of dividends                                 --                 14,245
Shares redeemed                                                      (366,280)              (664,666)
                                                                  -----------           ------------
Net decrease in shares outstanding                                   (353,268)              (614,586)
                                                                  ===========           ============
ING GET FUND -- SERIES J ($)
Shares sold/exchanged*                                            $   127,778           $    348,279
Shares issued as reinvestment of dividends                                 --                137,325
Shares redeemed                                                    (3,626,727)            (6,450,707)
                                                                  -----------           ------------
Net decrease                                                      $(3,498,949)          $ (5,965,103)
                                                                  ===========           ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES K (NUMBER OF SHARES)
Shares sold/exchanged*                                                 16,859                133,624
Shares issued as reinvestment of dividends                                 --                    383
Shares redeemed                                                      (493,223)              (640,108)
                                                                  -----------           ------------
Net decrease in shares outstanding                                   (476,364)              (506,101)
                                                                  ===========           ============
ING GET FUND -- SERIES K ($)
Shares sold/exchanged*                                            $   169,262           $  1,342,918
Shares issued as reinvestment of dividends                                 --                  3,761
Shares redeemed                                                    (4,951,920)            (6,357,060)
                                                                  -----------           ------------
Net decrease                                                      $(4,782,658)          $ (5,010,381)
                                                                  ===========           ============

                                                                SIX MONTHS ENDED         YEAR ENDED
                                                                    JUNE 30,            DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES L (NUMBER OF SHARES)
Shares sold/exchanged*                                                     --              8,785,473
Shares issued as reinvestment of dividends                                 --                193,879
Shares redeemed                                                      (295,834)              (818,679)
                                                                  -----------           ------------
Net increase (decrease) in shares outstanding                        (295,834)             8,160,673
                                                                  ===========           ============
ING GET FUND -- SERIES L ($)
Shares sold/exchanged*                                                     --           $ 88,776,235
Shares issued as reinvestment of dividends                                 --              1,904,729
Shares redeemed                                                    (2,906,599)            (8,351,135)
                                                                  -----------           ------------
Net increase (decrease)                                           $(2,906,599)          $ 82,329,829
                                                                  ===========           ============

------------------

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                SIX MONTHS ENDED     MARCH 15, 2001(1)
                                                                    JUNE 30,          TO DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES M (NUMBER OF SHARES)
Shares sold/exchanged*                                                      --            12,868,704
Shares issued as reinvestment of dividends                                  --               207,808
Shares redeemed                                                       (481,597)             (521,458)
                                                                  ------------          ------------
Net increase (decrease) in shares outstanding                         (481,597)           12,555,054
                                                                  ============          ============
ING GET FUND -- SERIES M ($)
Shares sold/exchanged*                                            $         --          $129,961,229
Shares issued as reinvestment of dividends                                  --             2,028,202
Shares redeemed                                                     (4,713,265)           (5,188,339)
                                                                  ------------          ------------
Net increase (decrease)                                           $ (4,713,265)         $126,801,092
                                                                  ============          ============

                                                                SIX MONTHS ENDED      JUNE 14, 2001(1)
                                                                    JUNE 30,          TO DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES N (NUMBER OF SHARES)
Shares sold/exchanged*                                                  59,188            14,289,581
Shares issued as reinvestment of dividends                                  --                95,147
Shares redeemed                                                     (1,083,988)           (1,231,927)
                                                                  ------------          ------------
Net increase (decrease) in shares outstanding                       (1,024,800)           13,152,801
                                                                  ============          ============
ING GET FUND -- SERIES N ($)
Shares sold/exchanged*                                            $    603,584          $144,014,557
Shares issued as reinvestment of dividends                                  --               975,260
Shares redeemed                                                    (11,102,616)          (12,669,057)
                                                                  ------------          ------------
Net increase (decrease)                                           $(10,499,032)         $132,320,760
                                                                  ============          ============

                                                                SIX MONTHS ENDED    SEPTEMBER 18, 2001(1)
                                                                    JUNE 30,           TO DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES P (NUMBER OF SHARES)
Shares sold/exchanged*                                                 901,249            23,733,316
Shares issued as reinvestment of dividends                                  --                13,680
Shares redeemed                                                     (1,727,967)             (282,088)
                                                                  ------------          ------------
Net increase (decrease) in shares outstanding                         (826,718)           23,464,908
                                                                  ============          ============
ING GET FUND -- SERIES P ($)
Shares sold/exchanged*                                            $  9,042,541          $238,251,992
Shares issued as reinvestment of dividends                                  --               136,938
Shares redeemed                                                    (17,299,264)           (2,820,420)
                                                                  ------------          ------------
Net increase (decrease)                                           $ (8,256,723)         $235,568,510
                                                                  ============          ============

                                                                SIX MONTHS ENDED    DECEMBER 13, 2001(1)
                                                                    JUNE 30,          TO DECEMBER 31,
                                                                      2002                  2001
                                                                      ----                  ----
ING GET FUND -- SERIES Q (NUMBER OF SHARES)
Shares sold/exchanged*                                              23,936,916               867,921
Shares redeemed                                                     (1,350,825)              (91,760)
                                                                  ------------          ------------
Net increase in shares outstanding                                  22,586,091               776,161
                                                                  ============          ============
ING GET FUND -- SERIES Q ($)
Shares sold/exchanged*                                            $239,971,404          $  8,681,784
Shares redeemed                                                    (13,459,914)             (917,932)
                                                                  ------------          ------------
Net increase                                                      $226,511,490          $  7,763,852
                                                                  ============          ============

------------------

(1) Commencement of operations.

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                MARCH 18, 2002(1)
                                                                   TO JUNE 30,
                                                                      2002
                                                                      ----
ING GET FUND -- SERIES R (NUMBER OF SHARES)
Shares sold/exchanged*                                              21,475,027
Shares redeemed                                                       (165,819)
                                                                  ------------
Net increase in shares outstanding                                  21,309,208
                                                                  ============
ING GET FUND -- SERIES R ($)
Shares sold/exchanged*                                            $215,273,125
Shares redeemed                                                     (1,658,043)
                                                                  ------------
Net increase                                                      $213,615,082
                                                                  ============

                                                                JUNE 17, 2002(1)
                                                                  TO JUNE 30,
                                                                      2002
                                                                      ----
ING GET FUND -- SERIES S (NUMBER OF SHARES)
Shares sold/exchanged*                                                 422,112
Shares redeemed                                                             (3)
                                                                  ------------
Net increase in shares outstanding                                     422,109
                                                                  ============
ING GET FUND -- SERIES S ($)
Shares sold/exchanged*                                            $  4,221,605
Shares redeemed                                                            (28)
                                                                  ------------
Net increase                                                      $  4,221,577
                                                                  ============

------------------

(1) Commencement of operations.

* Exchanges into the Series are from initial shareholders who have exchange privileges.

ING
GET
FUND --
SERIES D

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
COMMON STOCK: 11.43%
                               ADVERTISING: 0.00%
                  400          Omnicom Group            $     18,320
                                                        ------------
                               AEROSPACE/DEFENSE: 0.12%
                  440          General Dynamics Corp.         46,794
                  200          Goodrich Corp.                  5,464
                1,040          Lockheed Martin Corp.          72,280
                  700          Northrop Grumman Corp.         87,500
                2,150          Raytheon Co.                   87,613
                  950          Rockwell Collins, Inc.         26,049
                2,600          United Technologies
                                Corp.                        176,540
                                                        ------------
                                                             502,240
                                                        ------------
                               AGRICULTURE: 0.01%
                  990          UST, Inc.                      33,660
                                                        ------------
                               AIRLINES: 0.01%
                1,750          Southwest Airlines Co.         28,280
                                                        ------------
                               APPAREL: 0.05%
                1,150    @     Jones Apparel Group,
                                Inc.                          43,125
                1,100          Liz Claiborne, Inc.            34,980
                1,550          Nike, Inc.                     83,158
                  600    @     Reebok Intl. Ltd.              17,700
                1,050          VF Corp.                       41,171
                                                        ------------
                                                             220,134
                                                        ------------
                               AUTO MANUFACTURERS: 0.09%
               10,130          Ford Motor Co.                162,080
                3,150          General Motors Corp.          168,367
                  500          Navistar Intl. Corp.           16,000
                  900          Paccar, Inc.                   39,951
                                                        ------------
                                                             386,398
                                                        ------------
                               AUTO PARTS & EQUIPMENT: 0.04%
                  450          Cooper Tire & Rubber
                                Co.                            9,247
                1,050          Dana Corp.                     19,456
                3,150          Delphi Corp.                   41,580
                1,250          Goodyear Tire & Rubber
                                Co.                           23,387
                1,100          TRW, Inc.                      62,678
                1,085          Visteon Corp.                  15,407
                                                        ------------
                                                             171,755
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               BANKS: 0.85%
                2,500          AmSouth Bancorp          $     55,950
               11,600          Bank of America Corp.         816,176
                8,950          Bank One Corp.                344,396
                2,400          BB&T Corp.                     92,640
                1,272          Charter One Financial,
                                Inc.                          43,731
                1,000          Comerica, Inc.                 61,400
                1,300          Fifth Third Bancorp            86,645
                  700          First Tennessee
                                National Corp.                26,810
                5,950          FleetBoston Financial
                                Corp.                        192,482
                1,900          Huntington Bancshares,
                                Inc.                          36,898
                2,450          Keycorp                        66,885
                1,200          Marshall & Ilsley Corp.        37,116
                2,400          Mellon Financial Corp.         75,432
                4,600          National City Corp.           152,950
                  500          Northern Trust Corp.           22,030
                1,500          PNC Financial Services
                                Group, Inc.                   78,420
                1,250          Regions Financial Corp.        43,938
                2,090          SouthTrust Corp.               54,591
                1,750          State Street Corp.             78,225
                1,650          SunTrust Banks, Inc.          111,738
                1,275          Union Planters Corp.           41,272
               10,250          US Bancorp                    239,338
               10,450          Wachovia Corp.                398,981
                9,500          Wells Fargo & Co.             475,570
                  500          Zions Bancorporation           26,050
                                                        ------------
                                                           3,659,664
                                                        ------------
                               BEVERAGES: 0.38%
                5,050          Anheuser-Busch Cos.,
                                Inc.                         252,500
                  400          Brown-Forman Corp.             27,600
               13,950          Coca-Cola Co.                 781,200
                2,450          Coca-Cola Enterprises,
                                Inc.                          54,096
                  250          Coors (Adolph)                 15,575
                1,500          Pepsi Bottling Group,
                                Inc.                          46,200
                9,600          PepsiCo, Inc.                 462,720
                                                        ------------
                                                           1,639,891
                                                        ------------
                               BIOTECHNOLOGY: 0.08%
                5,700    @     Amgen, Inc.                   238,716
                  400    @     Chiron Corp.                   14,140
                1,100    @     Genzyme Corp.                  21,164
                3,450    @     Immunex Corp.                  77,073
                                                        ------------
                                                             351,093
                                                        ------------
                               BUILDING MATERIALS: 0.05%
                  450    @     American Standard Cos.,
                                Inc.                          33,795
                4,800          Masco Corp.                   130,128
                  650          Vulcan Materials Co.           28,470
                                                        ------------
                                                             192,393
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               CHEMICALS: 0.21%
                1,500          Air Products &
                                Chemicals, Inc.         $     75,705
                  650          Ashland, Inc.                  26,325
                5,150          Dow Chemical Co.              177,057
                7,500          Du Pont (E.I.) de
                                Nemours & Co.                333,000
                  950          Ecolab, Inc.                   43,918
                  750          Engelhard Corp.                21,240
                  470          International Flavors &
                                Fragrances, Inc.              15,270
                1,000          PPG Industries, Inc.           61,900
                  950          Praxair, Inc.                  54,122
                1,350          Rohm & Haas Co.                54,662
                  850          Sherwin-Williams Co.           25,441
                                                        ------------
                                                             888,640
                                                        ------------
                               COMMERCIAL SERVICES: 0.11%
                  900    @     Apollo Group, Inc.             35,478
                2,850    @     Concord EFS, Inc.              85,899
                  400    @     Convergys Corp.                 7,792
                  560          Deluxe Corp.                   21,778
                  750          Equifax, Inc.                  20,250
                1,090          H&R Block, Inc.                50,303
                1,550          McKesson Corp.                 50,685
                1,000          Moody's Corp.                  49,750
                2,050          Paychex, Inc.                  64,145
                  950    @     Quintiles Transnational
                                Corp.                         11,866
                1,050    @     Robert Half Intl., Inc.        24,465
                1,050          RR Donnelley & Sons Co.        28,927
                                                        ------------
                                                             451,338
                                                        ------------
                               COMPUTERS: 0.46%
                1,400    @     Apple Computer, Inc.           24,808
                1,600    @     Computer Sciences Corp.        76,480
               22,400    @     Dell Computer Corp.           585,536
                2,550          Electronic Data Systems
                                Corp.                         94,732
               12,000    @     EMC Corp.-Mass.                90,600
               15,064          Hewlett-Packard Co.           230,178
                8,900          International Business
                                Machines Corp.               640,800
                  700    @     Lexmark Intl., Inc.            38,080
                2,000    @     Network Appliance, Inc.        24,880
               18,300    @     Sun Microsystems, Inc.         91,683
                  600    @     Unisys Corp.                    5,400
                2,200    @     Veritas Software Corp.         43,538
                                                        ------------
                                                           1,946,715
                                                        ------------
                               COSMETICS/PERSONAL CARE: 0.40%
                  300          Alberto-Culver Co.             14,340
                1,450          Avon Products, Inc.            75,748
                2,950          Colgate-Palmolive Co.         147,647
                6,050          Gillette Co.                  204,913
                2,900          Kimberly-Clark Corp.          179,800
               12,300          Procter & Gamble Co.        1,098,390
                                                        ------------
                                                           1,720,838
                                                        ------------
                               DISTRIBUTION/WHOLESALE: 0.02%
                1,000          Genuine Parts Co.              34,870
                  650          WW Grainger, Inc.              32,565
                                                        ------------
                                                              67,435
                                                        ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.93%
                7,250          American Express Co.     $    263,320
                  950          Bear Stearns Cos., Inc.        58,140
                1,280          Capital One Financial
                                Corp.                         78,144
               28,773          Citigroup, Inc.             1,114,954
                  900          Countrywide Credit Ind,
                                Inc.                          43,425
                7,530          Fannie Mae                    555,337
                5,180          Freddie Mac                   317,016
                3,470          Household Intl., Inc.         172,459
               14,940          JP Morgan Chase & Co.         506,765
                1,350          Lehman Brothers
                                Holdings, Inc.                84,402
                6,570          MBNA Corp.                    217,270
                4,800          Merrill Lynch & Co,
                                Inc.                         194,400
                6,150          Morgan Stanley                264,942
                  920          SLM Corp.                      89,148
                  480          Stilwell Financial,
                                Inc.                           8,736
                  650          T Rowe Price Group,
                                Inc.                          21,372
                                                        ------------
                                                           3,989,830
                                                        ------------
                               ELECTRIC: 0.28%
                1,100    @     AES Corp.                       5,962
                  650          Allegheny Energy, Inc.         16,737
                1,840          American Electric Power
                                Co., Inc.                     73,637
                  900          Cinergy Corp.                  32,391
                1,150          Consolidated Edison,
                                Inc.                          48,012
                  950          Constellation Energy
                                Group, Inc.                   27,873
                1,371          Dominion Resources,
                                Inc.                          90,760
                  950          DTE Energy Co.                 42,408
                4,450          Duke Energy Corp.             138,395
                2,850    @     Edison Intl.                   48,450
                1,210          Entergy Corp.                  51,352
                1,750          FirstEnergy Corp.              58,415
                2,839    @     Mirant Corp.                   20,725
                1,250          NiSource, Inc.                 27,288
                3,650    @     PG&E Corp.                     65,299
                  700          Pinnacle West Capital
                                Corp.                         27,650
                  320          PPL Corp.                      10,586
                1,350          Progress Energy, Inc.          70,214
                1,040          Public Service
                                Enterprise Group, Inc.        45,032
                2,590          Reliant Energy, Inc.           43,771
                3,800          Southern Co.                  104,120
                  750          TECO Energy, Inc.              18,563
                1,490          TXU Corp.                      76,810
                2,095          Xcel Energy, Inc.              35,133
                                                        ------------
                                                           1,179,583
                                                        ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.04%
                1,250    @     American Power
                                Conversion                    15,787
                2,300          Emerson Electric Co.          123,073
                1,250          Molex, Inc.                    41,913
                                                        ------------
                                                             180,773
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               ELECTRONICS: 0.07%
                2,800    @     Agilent Technologies,
                                Inc.                    $     66,220
                1,250          Applera Corp. --
                                Applied Biosystems
                                Group                         24,362
                1,550    @     Jabil Circuit, Inc.            32,720
                  500          Johnson Controls, Inc.         40,805
                  600          Parker Hannifin Corp.          28,674
                3,150    @     Sanmina Corp.                  19,877
                7,250    @     Solectron Corp.                44,588
                1,250    @     Thermo Electron Corp.          20,625
                  850    @     Waters Corp.                   22,695
                                                        ------------
                                                             300,566
                                                        ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  500          Fluor Corp.                    19,475
                                                        ------------
                               ENTERTAINMENT: 0.01%
                  500    @     International Game
                                Technology                    28,350
                                                        ------------
                               ENVIRONMENTAL CONTROL: 0.03%
                1,140    @     Allied Waste
                                Industries, Inc.              10,944
                3,900          Waste Management, Inc.        101,595
                                                        ------------
                                                             112,539
                                                        ------------
                               FOOD: 0.26%
                2,350          Albertson's, Inc.              71,581
                5,501          Archer-Daniels-Midland
                                Co.                           70,358
                2,250          Campbell Soup Co.              62,235
                4,150          Conagra Foods, Inc.           114,747
                2,150          General Mills, Inc.            94,772
                  800          Hershey Foods Corp.            50,000
                  800          HJ Heinz Co.                   32,880
                2,250          Kellogg Co.                    80,685
                4,350    @     Kroger Co.                     86,565
                4,800          Sara Lee Corp.                 99,072
                  880          Supervalu, Inc.                21,586
                3,600          Sysco Corp.                    97,992
                3,250    @@    Unilever NV ADR               210,600
                  900          Winn-Dixie Stores, Inc.        14,031
                                                        ------------
                                                           1,107,104
                                                        ------------
                               FOREST PRODUCTS & PAPER: 0.06%
                  520          Boise Cascade Corp.            17,956
                1,670          Georgia-Pacific Corp.          41,049
                2,850          International Paper Co.       124,203
                1,050          Plum Creek Timber Co,
                                Inc.                          32,235
                  350          Temple-Inland, Inc.            20,251
                  500          Weyerhaeuser Co.               31,925
                                                        ------------
                                                             267,619
                                                        ------------
                               GAS: 0.02%
                  750          KeySpan Corp.                  28,238
                  220          Nicor, Inc.                    10,065
                  150          Peoples Energy Corp.            5,469
                1,290          Sempra Energy                  28,548
                                                        ------------
                                                              72,320
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
                  500          Black & Decker Corp.     $     24,100
                  230          Snap-On, Inc.                   6,829
                  500          Stanley Works                  20,505
                                                        ------------
                                                              51,434
                                                        ------------
                               HEALTHCARE -- PRODUCTS: 0.38%
                1,350          Baxter Intl., Inc.             60,007
                1,500          Becton Dickinson & Co.         51,675
                  600          Biomet, Inc.                   16,272
                2,200    @     Boston Scientific Corp.        64,504
                  360          CR Bard, Inc.                  20,369
                2,950    @     Guidant Corp.                  89,178
               17,008          Johnson & Johnson             888,838
                6,900          Medtronic, Inc.               295,665
                  800    @     St. Jude Medical, Inc.         59,080
                1,150          Stryker Corp.                  61,537
                1,060    @     Zimmer Holdings, Inc.          37,800
                                                        ------------
                                                           1,644,925
                                                        ------------
                               HEALTHCARE -- SERVICES: 0.13%
                1,400    @     Health Management
                                Associates, Inc.              28,210
                2,550    @     Healthsouth Corp.              32,614
                1,250    @     Humana, Inc.                   19,537
                  500    @     Manor Care, Inc.               11,500
                1,920    @     Tenet Healthcare Corp.        137,376
                2,350          UnitedHealth Group,
                                Inc.                         215,143
                1,390    @     Wellpoint Health
                                Networks                     108,156
                                                        ------------
                                                             552,536
                                                        ------------
                               HOME BUILDERS: 0.01%
                  300          Centex Corp.                   17,337
                  450          KB Home                        23,180
                                                        ------------
                                                              40,517
                                                        ------------
                               HOME FURNISHINGS: 0.02%
                1,050          Leggett & Platt, Inc.          24,570
                  450          Maytag Corp.                   19,193
                  400          Whirlpool Corp.                26,144
                                                        ------------
                                                              69,907
                                                        ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.04%
                  650          Avery Dennison Corp.           40,787
                1,630          Clorox Co.                     67,400
                1,300          Fortune Brands, Inc.           72,800
                                                        ------------
                                                             180,987
                                                        ------------
                               HOUSEWARES: 0.01%
                1,700          Newell Rubbermaid, Inc.        59,602
                                                        ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               INSURANCE: 0.43%
                1,450    @@    ACE Ltd.                 $     45,820
                2,850          Aflac, Inc.                    91,200
                3,950          Allstate Corp.                146,071
                  590          AMBAC Financial Group,
                                Inc.                          39,648
                5,855          American Intl. Group          399,487
                1,550          AON Corp.                      45,694
                  950          Chubb Corp.                    67,260
                1,110          Cigna Corp.                   108,136
                  850          Cincinnati Financial
                                Corp.                         39,550
                  530          Hartford Financial
                                Services Group, Inc.          31,519
                  950          Jefferson-Pilot Corp.          44,650
                1,650          John Hancock Financial
                                Services, Inc.                58,080
                  450          Lincoln National Corp.         18,900
                  450          Loews Corp.                    23,846
                1,550          Marsh & McLennan Cos.,
                                Inc.                         149,730
                  970          MBIA, Inc.                     54,834
                5,300          Metlife, Inc.                 152,640
                  800          MGIC Investment Corp.          54,240
                2,000          Progressive Corp.             115,700
                  850          Safeco Corp.                   26,257
                1,000          Torchmark Corp.                38,200
                1,450          UnumProvident Corp.            36,903
                  750    @@    XL Capital Ltd.                63,525
                                                        ------------
                                                           1,851,890
                                                        ------------
                               INTERNET: 0.02%
                3,150          Charles Schwab Corp.           35,280
                2,600    @     Yahoo, Inc.                    38,376
                                                        ------------
                                                              73,656
                                                        ------------
                               IRON/STEEL: 0.01%
                  550          Nucor Corp.                    35,772
                                                        ------------
                               LEISURE TIME: 0.05%
                  530          Brunswick Corp.                14,840
                3,300          Carnival Corp.                 91,377
                1,800          Harley-Davidson, Inc.          92,286
                  790    @     Sabre Holdings Corp.           28,282
                                                        ------------
                                                             226,785
                                                        ------------
                               LODGING: 0.02%
                  600    @     Harrah's Entertainment,
                                Inc.                          26,610
                  900          Hilton Hotels Corp.            12,510
                  500          Marriott Intl., Inc.           19,025
                  470          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                          15,458
                                                        ------------
                                                              73,603
                                                        ------------
                               MACHINERY -- DIVERSIFIED: 0.04%
                1,850          Deere & Co.                    88,615
                1,300          Dover Corp.                    45,500
                1,250          Rockwell Automation,
                                Inc.                          24,975
                                                        ------------
                                                             159,090
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               MEDIA: 0.28%
                9,800    @     AOL Time Warner, Inc.    $    144,158
                3,300    @     Clear Channel
                                Communications, Inc.         105,666
                5,200    @     Comcast Corp.                 123,968
                1,600          Gannett Co., Inc.             121,440
                  800          Knight-Ridder, Inc.            50,360
                1,150          McGraw-Hill Cos., Inc.         68,655
                  600          New York Times Co.             30,900
                1,900          Tribune Co.                    82,650
                1,300    @     Univision
                                Communications, Inc.          40,820
                9,768    @     Viacom, Inc.                  433,406
                                                        ------------
                                                           1,202,023
                                                        ------------
                               MINING: 0.06%
                1,650    @@    Alcan, Inc.                    61,908
                3,400    @@    Barrick Gold Corp.             64,566
                  950    @     Freeport-McMoRan Copper
                                & Gold, Inc.                  16,957
                2,250          Newmont Mining Corp.
                                Holding Co.                   59,243
                  550          Phelps Dodge Corp.             22,660
                1,950    @@    Placer Dome, Inc.              21,860
                                                        ------------
                                                             247,194
                                                        ------------
                               MISCELLANEOUS MANUFACTURING: 0.58%
                2,200          3M Co.                        270,600
                  700          Cooper Industries Ltd.         27,510
                  220          Crane Co.                       5,584
                  850          Danaher Corp.                  56,397
                1,900          Eastman Kodak Co.              55,423
                  380          Eaton Corp.                    27,645
               55,550          General Electric Co.        1,613,727
                1,800          Honeywell Intl., Inc.          63,414
                1,850          Illinois Tool Works,
                                Inc.                         126,355
                  450          ITT Industries, Inc.           31,770
                  750          Pall Corp.                     15,563
                  750          Textron, Inc.                  35,175
               11,200    @@    Tyco Intl. Ltd.               151,312
                                                        ------------
                                                           2,480,475
                                                        ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                1,400          Pitney Bowes, Inc.             55,608
                4,000          Xerox Corp.                    27,880
                                                        ------------
                                                              83,488
                                                        ------------
                               OIL & GAS: 0.74%
                  550          Amerada Hess Corp.             45,375
                1,400          Apache Corp.                   80,472
                  470          Burlington Resources,
                                Inc.                          17,860
                7,691          ChevronTexaco Corp.           680,653
                4,520          Conoco, Inc.                  125,656
                  900          Devon Energy Corp.             44,352
               19,550          Exxon Mobil Corp.             799,986
                3,130          Marathon Oil Corp.             84,886
                1,000   @,@@   Nabors Industries Ltd.         35,300
                  360    @     Noble Corp.                    13,896
                2,870          Occidental Petroleum
                                Corp.                         86,071
                2,848          Phillips Petroleum Co.        167,690
               15,400    @@    Royal Dutch Petroleum
                                Co. ADR                      851,158
                  700          Sunoco, Inc.                   24,941
                2,250          Transocean, Inc.               70,087
                1,650          Unocal Corp.                   60,951
                                                        ------------
                                                           3,189,334
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.03%
                  950          Baker Hughes, Inc.       $     31,625
                  900    @     BJ Services Co.                30,492
                3,100          Halliburton Co.                49,414
                                                        ------------
                                                             111,531
                                                        ------------
                               PACKAGING & CONTAINERS: 0.02%
                  440          Ball Corp.                     18,251
                  420          Bemis Co.                      19,950
                1,240    @     Pactiv Corp.                   29,512
                  200    @     Sealed Air Corp.                8,054
                                                        ------------
                                                              75,767
                                                        ------------
                               PHARMACEUTICALS: 0.79%
                3,550          Abbott Laboratories           133,657
                  900          Allergan, Inc.                 60,075
                  550          AmerisourceBergen Corp.        41,800
               10,550          Bristol-Myers Squibb
                                Co.                          271,135
                6,450          Eli Lilly & Co.               363,780
                1,000    @     Forest Laboratories,
                                Inc.                          70,800
                2,320    @     King Pharmaceuticals,
                                Inc.                          51,620
                1,400    @     Medimmune, Inc.                36,960
               12,700          Merck & Co, Inc.              643,128
               35,650          Pfizer, Inc.                1,247,750
                2,924          Pharmacia Corp.               109,504
                7,850          Schering-Plough Corp.         193,110
                1,050    @     Watson Pharmaceuticals,
                                Inc.                          26,534
                2,900          Wyeth                         148,480
                                                        ------------
                                                           3,398,333
                                                        ------------
                               PIPELINES: 0.02%
                2,050          Dynegy, Inc.                   14,760
                1,150          EL Paso Corp.                  23,701
                  250          Kinder Morgan, Inc.             9,505
                2,750          Williams Cos., Inc.            16,472
                                                        ------------
                                                              64,438
                                                        ------------
                               REITS: 0.02%
                2,450          Equity Office
                                Properties Trust              73,745
                  600          Equity Residential             17,250
                                                        ------------
                                                              90,995
                                                        ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               RETAIL: 1.07%
                1,000    @     Autozone, Inc.           $     77,300
                2,250    @     Bed Bath & Beyond, Inc.        84,915
                3,100    @     Best Buy Co., Inc.            112,530
                1,850          Circuit City Stores,
                                Inc.                          34,687
                2,550    @     Costco Wholesale Corp.         98,481
                1,425          Darden Restaurants,
                                Inc.                          35,197
                  600          Dillard's, Inc.                15,774
                1,950          Dollar General Corp.           37,108
                1,150          Family Dollar Stores           40,537
                1,130    @     Federated Department
                                Stores                        44,861
                5,050          Gap, Inc. (The)                71,710
               22,350          Home Depot, Inc.              820,915
                2,200          JC Penney Co, Inc.             48,444
                1,900    @     Kohl's Corp.                  133,152
                7,500          Lowe's Cos., Inc.             340,500
                5,050          Ltd. Brands                   107,565
                1,750          May Department Stores
                                Co.                           57,628
                7,300          McDonald's Corp.              207,685
                  850          Nordstrom, Inc.                19,253
                2,740    @     Office Depot, Inc.             46,032
                1,300          RadioShack Corp.               39,078
                1,800          Sears Roebuck and Co.          97,740
                4,250    @     Staples, Inc.                  83,725
                2,200    @     Starbucks Corp.                54,670
                5,200          Target Corp.                  198,120
                  550          Tiffany & Co.                  19,360
                5,250          TJX Cos., Inc.                102,953
                1,200    @     Toys R US, Inc.                20,964
                2,300          Walgreen Co.                   88,849
               24,900          Wal-Mart Stores, Inc.       1,369,749
                  650          Wendy's Intl., Inc.            25,890
                1,800    @     Yum! Brands, Inc.              52,650
                                                        ------------
                                                           4,588,022
                                                        ------------
                               SAVINGS & LOANS: 0.07%
                1,510          Golden West Financial
                                Corp.                        103,858
                5,450          Washington Mutual, Inc.       202,250
                                                        ------------
                                                             306,108
                                                        ------------
                               SEMICONDUCTORS: 0.37%
                2,700    @     Altera Corp.                   36,720
                3,350    @     Analog Devices, Inc.           99,495
               11,550    @     Applied Materials, Inc.       219,681
                1,600    @     Broadcom Corp.                 28,064
               34,700          Intel Corp.                   633,969
                  950    @     Kla-Tencor Corp.               41,790
                2,150          Linear Technology Corp.        67,575
                1,850    @     LSI Logic Corp.                16,188
                2,250    @     Maxim Integrated
                                Products                      86,243
                1,500    @     National Semiconductor
                                Corp.                         43,755
                  750    @     Novellus Systems, Inc.         25,500
                  850    @     Nvidia Corp.                   14,603
                  450    @     PMC - Sierra, Inc.              4,172
                  600    @     QLogic Corp.                   22,860
                  400    @     Teradyne, Inc.                  9,400
                8,800          Texas Instruments, Inc.       208,560
                1,800    @     Xilinx, Inc.                   40,374
                                                        ------------
                                                           1,598,949
                                                        ------------

       Shares                                               Value
---------------------------------------------------------------------
                               SOFTWARE: 0.71%
                1,200          Adobe Systems, Inc.      $     34,200
                  700          Autodesk, Inc.                  9,275
                4,750          Automatic Data
                                Processing                   206,862
                1,300    @     BMC Software, Inc.             21,580
                1,000    @     Citrix Systems, Inc.            6,040
                3,140          Computer Associates
                                Intl., Inc.                   49,895
                3,200    @     Compuware Corp.                19,424
                4,400          First Data Corp.              163,680
                1,280    @     Fiserv, Inc.                   46,989
                1,100    @     Intuit, Inc.                   54,692
                  400    @     Mercury Interactive
                                Corp.                          9,184
               37,800    @     Microsoft Corp.             2,067,660
               28,400    @     Oracle Corp.                  268,948
                3,000    @     Peoplesoft, Inc.               44,640
                1,100    @     Rational Software Corp.         9,031
                2,800    @     Siebel Systems, Inc.           39,816
                                                        ------------
                                                           3,051,916
                                                        ------------
                               TELECOMMUNICATIONS: 0.68%
                1,700          Alltel Corp.                   79,900
                  550    @     Andrew Corp.                    7,881
               20,850          AT&T Corp.                    223,095
               15,707    @     AT&T Wireless Services,
                                Inc.                          91,886
               13,950          BellSouth Corp.               439,425
                1,200          CenturyTel, Inc.               35,400
               38,050    @     Cisco Systems, Inc.           530,797
                2,000    @     Citizens Communications
                                Co.                           16,720
                1,040    @     Comverse Technology,
                                Inc.                           9,630
               11,850          Motorola, Inc.                170,877
                1,650    @     Qualcomm, Inc.                 45,359
               18,550          SBC Communications,
                                Inc.                         565,775
                1,400          Scientific-Atlanta,
                                Inc.                          23,030
                5,600          Sprint Corp.-FON Group         59,416
                2,200    @     Tellabs, Inc.                  13,640
               15,000          Verizon Communications,
                                Inc.                         602,250
                                                        ------------
                                                           2,915,081
                                                        ------------
                               TEXTILES: 0.01%
                1,050          Cintas Corp.                   51,901
                                                        ------------
                               TOBACCO: 0.12%
               12,000          Philip Morris Cos.,
                                Inc.                         524,160
                                                        ------------
                               TOYS/GAMES/HOBBIES: 0.02%
                1,900          Hasbro, Inc.                   25,764
                3,200          Mattel, Inc.                   67,456
                                                        ------------
                                                              93,220
                                                        ------------
                               TRANSPORTATION: 0.07%
                2,450          Burlington Northern
                                Santa Fe Corp.                73,500
                1,310          CSX Corp.                      45,915
                1,550          FedEx Corp.                    82,770
                  850          Norfolk Southern Corp.         19,873
                1,500          Union Pacific Corp.            94,920
                                                        ------------
                                                             316,978
                                                        ------------
                               Total Common Stock
                                (Cost $53,461,796)        48,947,570
                                                        ------------

      Principal
       Amount                                        Value
--------------------------------------------------------------
BONDS/NOTES: 14.51%
                        AIRLINES: 1.69%
     $ 7,500,000        Delta Air Lines,
                         Inc., 6.650%, due
                         03/15/04                $  7,258,725
                                                 ------------
                        AUTO PARTS &
                         EQUIPMENT: 1.76%
       8,000,000        Dana Corp., 6.250%,
                         due 03/01/04               7,560,000
                                                 ------------
                        BANKS: 1.31%
       5,375,000        BankBoston Corp.,
                         6.875%, due
                         07/15/03                   5,600,852
                                                 ------------
                        OIL & GAS: 1.10%
       4,410,000        USX Corp., 9.625%,
                         due 08/15/03               4,717,055
                                                 ------------
                        SOVEREIGN: 8.65%
      15,158,000        Israel Trust, Zero
                         Coupon, due
                         05/15/04                  14,254,386
      10,000,000        Israel Trust, Zero
                         Coupon, due
                         11/15/03                   9,667,440
      13,564,000        Israel Trust, Zero
                         Coupon, due
                         11/15/03                  13,112,916
                                                 ------------
                                                   37,034,742
                                                 ------------
                        Total Bonds/Notes
                         (Cost $62,154,332)        62,171,374
                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED
SECURITIES: 6.32%
                        COMMERCIAL MORTGAGE
                         BACKED SECURITIES:
                         4.95%
       9,797,835        DLJ Commercial
                         Mortgage Corp.,
                         6.080%, due
                         08/10/08                  10,240,775
      10,507,716        Nationslink Funding
                         Corp., 6.042%, due
                         11/20/07                  10,996,756
                                                 ------------
                                                   21,237,531
                                                 ------------
                        MANUFACTURED
                         HOUSING ASSET
                         BACKED SECURITY:
                         1.09%
       6,000,000        Green Tree
                         Financial Corp.,
                         8.410%, due
                         12/01/30                   4,665,638
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                        Value
--------------------------------------------------------------
                        WHOLE LOAN
                         COLLATERALIZED
                         MORTGAGE: 0.28%
     $   372,921        Countrywide Home
                         Loans, 6.250%, due
                         05/25/14                $    366,872
         477,701        GE Capital Mortgage
                         Services, Inc.,
                         6.250%, due
                         03/25/14                     466,900
         347,617        Norwest Asset
                         Securities Corp.,
                         6.750%, due
                         02/25/13                     353,391
                                                 ------------
                                                    1,187,163
                                                 ------------
                        Total CMO's and
                         Asset-Backed
                         Securities (Cost
                         $27,454,900)              27,090,332
                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.04%
                        FEDERAL HOME LOAN
                         BANK: 11.26%
       5,000,000        3.750%, due
                         04/15/04                   5,054,950
      25,000,000        5.250%, due
                         02/13/04                  25,912,500
      18,234,000        Zero Coupon, due
                         02/25/04                  17,269,148
                                                 ------------
                                                   48,236,598
                                                 ------------
                        FEDERAL HOME LOAN
                         MORTGAGE
                         CORPORATION: 6.84%
       1,000,000        3.250%, due
                         01/15/04                   1,010,340
      20,000,000        5.000%, due
                         01/15/04                  20,728,500
       8,077,000        Zero Coupon, due
                         08/16/04                   7,551,882
                                                 ------------
                                                   29,290,722
                                                 ------------

      Principal
       Amount                                        Value
--------------------------------------------------------------
                        FEDERAL NATIONAL
                         MORTGAGE
                         ASSOCIATION:
                         26.94%
     $50,000,000        5.125%, due
                         02/13/04                $ 51,879,800
      21,600,000        6.500%, due
                         07/01/29                  22,011,739
      13,000,000        6.500%, due
                         08/15/04                  13,877,734
      18,000,000        7.000%, due
                         11/15/25                  18,635,616
       3,591,000        Zero Coupon, due
                         01/15/04                   3,430,798
       6,300,000        Zero Coupon, due
                         07/15/05                   5,578,996
                                                 ------------
                                                  115,414,683
                                                 ------------
                        Total U.S.
                         Government Agency
                         Obligations (Cost
                         $186,976,488)            192,942,003
                                                 ------------
U.S. TREASURY OBLIGATIONS: 21.69%
                        U.S. TREASURY NOTE:
                         0.44%
       1,825,000        4.750%, due
                         02/15/04                   1,887,941
                                                 ------------
                        U.S. TREASURY
                         STRIP: 21.25%
      84,367,000        Zero Coupon, due
                         02/15/04                  80,891,586
      10,387,000        Zero Coupon, due
                         08/15/03                  10,139,561
                                                 ------------
                                                   91,031,147
                                                 ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $90,326,115)              92,919,088
                                                 ------------
                        Total Long-Term
                         Investments (Cost
                         $420,373,631)            424,070,367
                                                 ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.73%
     $22,000,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                   $ 22,000,000
      19,669,000        Federal National Mortgage
                         Association, 1.900%, due
                         07/01/02                     19,669,000
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost
                         $41,669,000)                 41,669,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $462,042,631)*    108.72%  $465,739,367
                        OTHER ASSETS AND
                         LIABILITIES-NET   (8.72)%   (37,364,497)
                                           -------  ------------
                        NET ASSETS         100.00%  $428,374,870
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized Appreciation   $11,954,216
                        Gross Unrealized
                         Depreciation                    (8,257,480)
                                                        -----------
                        Net Unrealized
                         Appreciation                   $ 3,696,736
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


  Shares                                     Value
-----------------------------------------------------
COMMON STOCK: 11.39%
                    ADVERTISING: 0.00%
       400          Omnicom Group         $    18,320
                                          -----------
                    AEROSPACE/DEFENSE: 0.12%
       440          General Dynamics
                     Corp.                     46,794
       150          Goodrich Corp.              4,098
     1,010          Lockheed Martin
                     Corp.                     70,195
       650          Northrop Grumman
                     Corp.                     81,250
     2,150          Raytheon Co.               87,613
       850          Rockwell Collins,
                     Inc.                      23,307
     2,600          United Technologies
                     Corp.                    176,540
                                          -----------
                                              489,797
                                          -----------
                    AGRICULTURE: 0.01%
       800          UST, Inc.                  27,200
                                          -----------
                    AIRLINES: 0.01%
     1,750          Southwest Airlines
                     Co.                       28,280
                                          -----------
                    APPAREL: 0.05%
     1,150    @     Jones Apparel Group,
                     Inc.                      43,125
     1,050          Liz Claiborne, Inc.        33,390
     1,500          Nike, Inc.                 80,475
       450    @     Reebok Intl. Ltd.          13,275
     1,100          VF Corp.                   43,131
                                          -----------
                                              213,396
                                          -----------
                    AUTO MANUFACTURERS: 0.09%
    10,100          Ford Motor Co.            161,600
     3,250          General Motors Corp.      173,712
       280          Navistar Intl. Corp.        8,960
     1,050          Paccar, Inc.               46,610
                                          -----------
                                              390,882
                                          -----------
                    AUTO PARTS & EQUIPMENT: 0.03%
       300          Cooper Tire & Rubber
                     Co.                        6,165
       650          Dana Corp.                 12,044
     2,590          Delphi Corp.               34,188
       850          Goodyear Tire &
                     Rubber Co.                15,903
     1,250          TRW, Inc.                  71,225
       444          Visteon Corp.               6,305
                                          -----------
                                              145,830
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    BANKS: 0.86%
     1,950          AmSouth Bancorp       $    43,641
    11,450          Bank of America
                     Corp.                    805,622
     8,850          Bank One Corp.            340,548
     2,550          BB&T Corp.                 98,430
     1,274          Charter One
                     Financial, Inc.           43,800
     1,050          Comerica, Inc.             64,470
     1,300          Fifth Third Bancorp        86,645
       700          First Tennessee
                     National Corp.            26,810
     5,850          FleetBoston
                     Financial Corp.          189,247
     1,200          Huntington
                     Bancshares, Inc.          23,304
     2,400          Keycorp                    65,520
     1,600          Marshall & Ilsley
                     Corp.                     49,488
     2,450          Mellon Financial
                     Corp.                     77,004
     4,550          National City Corp.       151,288
       500          Northern Trust Corp.       22,030
     1,600          PNC Financial
                     Services Group,
                     Inc.                      83,648
     1,250          Regions Financial
                     Corp.                     43,938
     2,080          SouthTrust Corp.           54,330
     1,750          State Street Corp.         78,225
     1,600          SunTrust Banks, Inc.      108,352
     1,500          Union Planters Corp.       48,555
    10,735          US Bancorp                250,662
    10,300          Wachovia Corp.            393,254
     9,550          Wells Fargo & Co.         478,073
       500          Zions Bancorporation       26,050
                                          -----------
                                            3,652,934
                                          -----------
                    BEVERAGES: 0.38%
     4,950          Anheuser-Busch Cos.,
                     Inc.                     247,500
       250          Brown-Forman Corp.         17,250
    13,800          Coca-Cola Co.             772,800
     2,450          Coca-Cola
                     Enterprises, Inc.         54,096
       110          Coors (Adolph)              6,853
     1,500          Pepsi Bottling
                     Group, Inc.               46,200
     9,850          PepsiCo, Inc.             474,770
                                          -----------
                                            1,619,469
                                          -----------
                    BIOTECHNOLOGY: 0.09%
     5,900    @     Amgen, Inc.               247,092
       700    @     Chiron Corp.               24,745
     1,150    @     Genzyme Corp.              22,126
     3,050    @     Immunex Corp.              68,137
                                          -----------
                                              362,100
                                          -----------
                    BUILDING MATERIALS: 0.04%
       400    @     American Standard
                     Cos., Inc.                30,040
     4,750          Masco Corp.               128,773
       400          Vulcan Materials Co.       17,520
                                          -----------
                                              176,333
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    CHEMICALS: 0.20%
     1,300          Air Products &
                     Chemicals, Inc.      $    65,611
       470          Ashland, Inc.              19,035
     5,100          Dow Chemical Co.          175,338
     7,400          Du Pont (E.I.) de
                     Nemours & Co.            328,560
       600          Ecolab, Inc.               27,738
     1,250          Engelhard Corp.            35,400
       320          International
                     Flavors &
                     Fragrances, Inc.          10,397
       950          PPG Industries, Inc.       58,805
       900          Praxair, Inc.              51,273
     1,300          Rohm & Haas Co.            52,637
       850          Sherwin-Williams Co.       25,441
                                          -----------
                                              850,235
                                          -----------
                    COMMERCIAL SERVICES: 0.10%
       900    @     Apollo Group, Inc.         35,478
     2,850    @     Concord EFS, Inc.          85,899
       650    @     Convergys Corp.            12,662
       430          Deluxe Corp.               16,723
     1,100          Equifax, Inc.              29,700
     1,000          H&R Block, Inc.            46,150
     1,600          McKesson Corp.             52,320
       800          Moody's Corp.              39,800
     2,050          Paychex, Inc.              64,145
       650    @     Quintiles
                     Transnational Corp.        8,119
     1,050    @     Robert Half Intl.,
                     Inc.                      24,465
       550          RR Donnelley & Sons
                     Co.                       15,152
                                          -----------
                                              430,613
                                          -----------
                    COMPUTERS: 0.46%
       800    @     Apple Computer, Inc.       14,176
     1,600    @     Computer Sciences
                     Corp.                     76,480
    22,200    @     Dell Computer Corp.       580,308
     2,550          Electronic Data
                     Systems Corp.             94,732
    12,500    @     EMC Corp.-Mass             94,375
    14,892          Hewlett-Packard Co.       227,550
     8,800          International
                     Business Machines
                     Corp.                    633,600
       750    @     Lexmark Intl., Inc.        40,800
     2,950    @     Network Appliance,
                     Inc.                      36,698
    18,050    @     Sun Microsystems,
                     Inc.                      90,431
       500    @     Unisys Corp.                4,500
     2,200    @     Veritas Software
                     Corp.                     43,538
                                          -----------
                                            1,937,188
                                          -----------
                    COSMETICS/PERSONAL CARE: 0.40%
        60          Alberto-Culver Co.          2,868
     1,400          Avon Products, Inc.        73,136
     3,150          Colgate-Palmolive
                     Co.                      157,657
     5,950          Gillette Co.              201,526
     2,950          Kimberly-Clark Corp.      182,900
    12,300          Procter & Gamble Co.    1,098,390
                                          -----------
                                            1,716,477
                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


  Shares                                     Value
-----------------------------------------------------
                    DISTRIBUTION/WHOLESALE: 0.02%
     1,300          Genuine Parts Co.     $    45,331
       700          WW Grainger, Inc.          35,070
                                          -----------
                                               80,401
                                          -----------
                    DIVERSIFIED FINANCIAL SERVICES:
                     0.93%
     7,550          American Express Co.      274,216
       880          Bear Stearns Cos.,
                     Inc.                      53,856
     1,200          Capital One
                     Financial Corp.           73,260
    28,420          Citigroup, Inc.         1,101,275
       750          Countrywide Credit
                     Ind., Inc.                36,187
     7,390          Fannie Mae                545,012
     5,140          Freddie Mac               314,568
     3,420          Household Intl.,
                     Inc.                     169,974
    14,830          JP Morgan Chase &
                     Co.                      503,034
     1,400          Lehman Brothers
                     Holdings, Inc.            87,528
     6,480          MBNA Corp.                214,294
     4,850          Merrill Lynch & Co,
                     Inc.                     196,425
     6,100          Morgan Stanley            262,788
       850          SLM Corp.                  82,365
       500          Stilwell Financial,
                     Inc.                       9,100
       650          T Rowe Price Group,
                     Inc.                      21,372
                                          -----------
                                            3,945,254
                                          -----------
                    ELECTRIC: 0.28%
     2,700    @     AES Corp.                  14,634
       420          Allegheny Energy,
                     Inc.                      10,815
     1,820          American Electric
                     Power Co., Inc.           72,836
       770          Cinergy Corp.              27,712
     1,250          Consolidated Edison,
                     Inc.                      52,187
       950          Constellation Energy
                     Group, Inc.               27,873
     1,506          Dominion Resources,
                     Inc.                      99,697
       940          DTE Energy Co.             41,962
     4,750          Duke Energy Corp.         147,725
     3,100    @     Edison Intl.               52,700
     1,180          Entergy Corp.              50,079
     1,660          FirstEnergy Corp.          55,411
     3,356    @     Mirant Corp.               24,499
     1,650          NiSource, Inc.             36,020
     3,600    @     PG & E Corp.               64,404
       460          Pinnacle West
                     Capital Corp.             18,170
       190          PPL Corp.                   6,285
     1,300          Progress Energy,
                     Inc.                      67,613
     1,200          Public Service
                     Enterprise Group,
                     Inc.                      51,960
     2,660          Reliant Energy, Inc.       44,954
     3,850          Southern Co.              105,490
       550          TECO Energy, Inc.          13,613
     1,450          TXU Corp.                  74,748
     2,160          Xcel Energy, Inc.          36,223
                                          -----------
                                            1,197,610
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    ELECTRICAL COMPONENTS &
                     EQUIPMENT: 0.04%
     1,200    @     American Power
                     Conversion           $    15,156
     2,300          Emerson Electric Co.      123,073
     1,000          Molex, Inc.                33,530
                                          -----------
                                              171,759
                                          -----------
                    ELECTRONICS: 0.07%
     2,550    @     Agilent
                     Technologies, Inc.        60,307
     1,350          Applera Corp. --
                     Applied Biosystems
                     Group                     26,311
     1,700    @     Jabil Circuit, Inc.        35,887
       550          Johnson Controls,
                     Inc.                      44,885
       900          Parker Hannifin
                     Corp.                     43,011
     2,150    @     Sanmina Corp.              13,567
     7,650    @     Solectron Corp.            47,048
       850    @     Thermo Electron
                     Corp.                     14,025
       450    @     Waters Corp.               12,015
                                          -----------
                                              297,056
                                          -----------
                    ENGINEERING & CONSTRUCTION: 0.00%
       350          Fluor Corp.                13,632
                                          -----------
                    ENTERTAINMENT: 0.01%
       550    @     International Game
                     Technology                31,185
                                          -----------
                    ENVIRONMENTAL CONTROL: 0.02%
       600    @     Allied Waste
                     Industries, Inc.           5,760
     3,650          Waste Management,
                     Inc.                      95,083
                                          -----------
                                              100,843
                                          -----------
                    FOOD: 0.26%
     2,250          Albertson's, Inc.          68,535
     6,328          Archer-Daniels-
                     Midland Co.               80,935
     2,200          Campbell Soup Co.          60,852
     4,100          Conagra Foods, Inc.       113,365
     2,100          General Mills, Inc.        92,568
       750          Hershey Foods Corp.        46,875
       800          HJ Heinz Co.               32,880
     2,200          Kellogg Co.                78,892
     4,350    @     Kroger Co.                 86,565
     4,500          Sara Lee Corp.             92,880
     1,290          Supervalu, Inc.            31,644
     3,550          Sysco Corp.                96,631
     3,250    @@    Unilever NV ADR           210,600
       900          Winn-Dixie Stores,
                     Inc.                      14,031
                                          -----------
                                            1,107,253
                                          -----------
                    FOREST PRODUCTS & PAPER: 0.06%
       310          Boise Cascade Corp.        10,704
     1,610          Georgia-Pacific
                     Corp.                     39,574
     2,750          International Paper
                     Co.                      119,845
       750          Plum Creek Timber
                     Co, Inc.                  23,025
       290          Temple-Inland, Inc.        16,779
       500          Weyerhaeuser Co.           31,925
                                          -----------
                                              241,852
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    GAS: 0.02%
       800          KeySpan Corp.         $    30,120
       150          Nicor, Inc.                 6,863
       130          Peoples Energy Corp.        4,740
     1,450          Sempra Energy              32,089
                                          -----------
                                               73,812
                                          -----------
                    HAND/MACHINE TOOLS: 0.01%
       450          Black & Decker Corp.       21,690
       250          Snap-On, Inc.               7,423
       300          Stanley Works              12,303
                                          -----------
                                               41,416
                                          -----------
                    HEALTHCARE -- PRODUCTS: 0.39%
     1,350          Baxter Intl., Inc.         60,007
     1,450          Becton Dickinson &
                     Co.                       49,952
       600          Biomet, Inc.               16,272
     2,250    @     Boston Scientific
                     Corp.                     65,970
       510          CR Bard, Inc.              28,856
     2,893    @     Guidant Corp.              87,455
    16,835          Johnson & Johnson         879,797
     6,800          Medtronic, Inc.           291,380
       810    @     St. Jude Medical,
                     Inc.                      59,819
     1,150          Stryker Corp.              61,537
     1,040    @     Zimmer Holdings,
                     Inc.                      37,086
                                          -----------
                                            1,638,131
                                          -----------
                    HEALTHCARE -- SERVICES: 0.12%
       950    @     Health Management
                     Associates, Inc.          19,142
     1,950    @     Healthsouth Corp.          24,940
       850    @     Humana, Inc.               13,285
       350    @     Manor Care, Inc.            8,050
     1,830    @     Tenet Healthcare
                     Corp.                    130,937
     2,300          UnitedHealth Group,
                     Inc.                     210,565
     1,370    @     Wellpoint Health
                     Networks                 106,600
                                          -----------
                                              513,519
                                          -----------
                    HOME BUILDERS: 0.01%
       300          Centex Corp.               17,337
       300          KB Home                    15,453
                                          -----------
                                               32,790
                                          -----------
                    HOME FURNISHINGS: 0.02%
     1,050          Leggett & Platt,
                     Inc.                      24,570
       430          Maytag Corp.               18,340
       400          Whirlpool Corp.            26,144
                                          -----------
                                               69,054
                                          -----------
                    HOUSEHOLD PRODUCTS/ WARES: 0.05%
       650          Avery Dennison Corp.       40,787
     1,730          Clorox Co.                 71,535
     1,450          Fortune Brands, Inc.       81,200
                                          -----------
                                              193,522
                                          -----------
                    HOUSEWARES: 0.01%
     1,200          Newell Rubbermaid,
                     Inc.                      42,072
                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


  Shares                                     Value
-----------------------------------------------------
                    INSURANCE: 0.42%
     1,400    @@    ACE Ltd.              $    44,240
     2,800          Aflac, Inc.                89,600
     4,050          Allstate Corp.            149,769
       600          AMBAC Financial
                     Group, Inc.               40,320
     5,772          American Intl. Group      393,824
     1,550          AON Corp.                  45,694
       950          Chubb Corp.                67,260
     1,110          Cigna Corp.               108,136
       900          Cincinnati Financial
                     Corp.                     41,877
       530          Hartford Financial
                     Services Group,
                     Inc.                      31,519
       650          Jefferson-Pilot
                     Corp.                     30,550
     1,750          John Hancock
                     Financial Services,
                     Inc.                      61,600
       430          Lincoln National
                     Corp.                     18,060
       450          Loews Corp.                23,845
     1,550          Marsh & McLennan
                     Cos., Inc.               149,730
       800          MBIA, Inc.                 45,224
     5,250          Metlife, Inc.             151,200
       600          MGIC Investment
                     Corp.                     40,680
     2,150          Progressive Corp.         124,378
       600          Safeco Corp.               18,534
       700          Torchmark Corp.            26,740
     1,450          UnumProvident Corp.        36,903
       700    @@    XL Capital Ltd.            59,290
                                          -----------
                                            1,798,973
                                          -----------
                    INTERNET: 0.02%
     3,150          Charles Schwab Corp.       35,280
     3,400    @     Yahoo, Inc.                50,184
                                          -----------
                                               85,464
                                          -----------
                    IRON/STEEL: 0.01%
       420          Nucor Corp.                27,317
                                          -----------
                    LEISURE TIME: 0.06%
       440          Brunswick Corp.            12,320
     3,250          Carnival Corp.             89,992
     1,750          Harley-Davidson,
                     Inc.                      89,722
     1,170    @     Sabre Holdings Corp.       41,886
                                          -----------
                                              233,920
                                          -----------
                    LODGING: 0.02%
       560    @     Harrah's
                     Entertainment, Inc.       24,836
     1,550          Hilton Hotels Corp.        21,545
       500          Marriott Intl., Inc.       19,025
       450          Starwood Hotels &
                     Resorts Worldwide,
                     Inc.                      14,801
                                          -----------
                                               80,207
                                          -----------
                    MACHINERY -- DIVERSIFIED: 0.03%
     1,850          Deere & Co.                88,615
     1,200          Dover Corp.                42,000
       750          Rockwell Automation,
                     Inc.                      14,985
                                          -----------
                                              145,600
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    MEDIA: 0.28%
     9,750    @     AOL Time Warner,
                     Inc.                 $   143,422
     3,250    @     Clear Channel
                     Communications,
                     Inc.                     104,065
     5,150    @     Comcast Corp.             122,776
     1,550          Gannett Co, Inc.          117,645
       800          Knight-Ridder, Inc.        50,360
     1,200          McGraw-Hill Cos.,
                     Inc.                      71,640
       200          Meredith Corp.              7,670
       850          New York Times Co.         43,775
     1,700          Tribune Co.                73,950
     1,300    @     Univision
                     Communications,
                     Inc.                      40,820
     9,700    @     Viacom, Inc.              430,389
                                          -----------
                                            1,206,512
                                          -----------
                    MINING: 0.06%
     1,750    @@    Alcan, Inc.                65,660
     3,350    @@    Barrick Gold Corp.         63,616
       950    @     Freeport-McMoRan
                     Copper & Gold, Inc.       16,957
     2,250          Newmont Mining Corp.
                     Holding Co.               59,243
       350          Phelps Dodge Corp.         14,420
     1,230    @@    Placer Dome, Inc.          13,788
                                          -----------
                                              233,684
                                          -----------
                    MISCELLANEOUS MANUFACTURING:
                     0.58%
     2,200          3M Co.                    270,600
       850          Cooper Industries
                     Ltd.                      33,405
       260          Crane Co.                   6,599
       850          Danaher Corp.              56,397
     1,700          Eastman Kodak Co.          49,589
       400          Eaton Corp.                29,100
    54,950          General Electric Co.    1,596,297
     1,800          Honeywell Intl.,
                     Inc.                      63,414
     1,750          Illinois Tool Works,
                     Inc.                     119,525
       660          ITT Industries, Inc.       46,596
       800          Pall Corp.                 16,600
       800          Textron, Inc.              37,520
    11,350    @@    Tyco Intl. Ltd.           153,339
                                          -----------
                                            2,478,981
                                          -----------
                    OFFICE/BUSINESS EQUIPMENT: 0.02%
     1,400          Pitney Bowes, Inc.         55,608
     4,150          Xerox Corp.                28,926
                                          -----------
                                               84,534
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    OIL & GAS: 0.75%
       700          Amerada Hess Corp.    $    57,750
     1,400          Apache Corp.               80,472
       840          Burlington
                     Resources, Inc.           31,920
     7,598          ChevronTexaco Corp.       672,423
     4,490          Conoco, Inc.              124,822
       900          Devon Energy Corp.         44,352
    19,300          Exxon Mobil Corp.         789,756
     3,090          Marathon Oil Corp.         83,801
     1,000   @,@@   Nabors Industries
                     Ltd.                      35,300
       420    @     Noble Corp.                16,212
     2,850          Occidental Petroleum
                     Corp.                     85,472
     2,802          Phillips Petroleum
                     Co.                      164,982
    15,200    @@    Royal Dutch
                     Petroleum Co. ADR        840,104
       500          Sunoco, Inc.               17,815
     2,150          Transocean, Inc.           66,972
     1,880          Unocal Corp.               69,447
                                          -----------
                                            3,181,600
                                          -----------
                    OIL & GAS SERVICES: 0.03%
       950          Baker Hughes, Inc.         31,625
       900    @     BJ Services Co.            30,492
     3,100          Halliburton Co.            49,414
                                          -----------
                                              111,531
                                          -----------
                    PACKAGING & CONTAINERS: 0.02%
       630          Ball Corp.                 26,132
       270          Bemis Co.                  12,825
       840    @     Pactiv Corp.               19,992
       350    @     Sealed Air Corp.           14,095
                                          -----------
                                               73,044
                                          -----------
                    PHARMACEUTICALS: 0.79%
     3,500          Abbott Laboratories       131,775
       750          Allergan, Inc.             50,062
       550          AmerisourceBergen
                     Corp.                     41,800
    10,950          Bristol-Myers Squibb
                     Co.                      281,415
     6,300          Eli Lilly & Co.           355,320
       990    @     Forest Laboratories,
                     Inc.                      70,092
     2,303    @     King
                     Pharmaceuticals,
                     Inc.                      51,242
     1,450    @     Medimmune, Inc.            38,280
    12,800          Merck & Co, Inc.          648,192
    34,875          Pfizer, Inc.            1,220,625
     2,904          Pharmacia Corp.           108,755
     8,300          Schering-Plough
                     Corp.                    204,180
       650    @     Watson
                     Pharmaceuticals,
                     Inc.                      16,426
     2,900          Wyeth                     148,480
                                          -----------
                                            3,366,644
                                          -----------
                    PIPELINES: 0.01%
     1,300          Dynegy, Inc.                9,360
     1,150          EL Paso Corp.              23,701
       300          Kinder Morgan, Inc.        11,406
     2,800          Williams Cos., Inc.        16,772
                                          -----------
                                               61,239
                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


  Shares                                     Value
-----------------------------------------------------
                    REITS: 0.02%
     2,300          Equity Office
                     Properties Trust     $    69,230
       550          Equity Residential         15,812
                                          -----------
                                               85,042
                                          -----------
                    RETAIL: 1.07%
     1,000    @     Autozone, Inc.             77,300
     2,250    @     Bed Bath & Beyond,
                     Inc.                      84,915
     3,050    @     Best Buy Co., Inc.        110,715
     1,850          Circuit City Stores,
                     Inc.                      34,687
     2,700    @     Costco Wholesale
                     Corp.                    104,274
       845          Darden Restaurants,
                     Inc.                      20,871
       650          Dillard's, Inc.            17,088
     1,250          Dollar General Corp.       23,787
       900          Family Dollar Stores       31,725
     1,150    @     Federated Department
                     Stores                    45,655
     5,150          Gap, Inc. (The)            73,130
    22,100          Home Depot, Inc.          811,733
     2,150          JC Penney Co, Inc.
                     Holding Co.               47,343
     1,950    @     Kohl's Corp.              136,656
     7,400          Lowe's Cos., Inc.         335,960
     5,000          Ltd. Brands               106,500
     1,650          May Department
                     Stores Co.                54,335
     7,000          McDonald's Corp.          199,150
       900          Nordstrom, Inc.            20,385
     2,670    @     Office Depot, Inc.         44,856
     1,600          RadioShack Corp.           48,096
     1,900          Sears Roebuck and
                     Co.                      103,170
     4,250    @     Staples, Inc.              83,725
     2,200    @     Starbucks Corp.            54,670
     5,250          Target Corp.              200,025
       850          Tiffany & Co.              29,920
     5,200          TJX Cos., Inc.            101,972
     1,200    @     Toys R US, Inc.            20,964
     2,250          Walgreen Co.               86,918
    24,650          Wal-Mart Stores,
                     Inc.                   1,355,997
       350          Wendy's Intl., Inc.        13,941
     2,300    @     Yum! Brands, Inc.          67,275
                                          -----------
                                            4,547,738
                                          -----------
                    SAVINGS & LOANS: 0.07%
     1,510          Golden West
                     Financial Corp.          103,858
     5,410          Washington Mutual,
                     Inc.                     200,765
                                          -----------
                                              304,623
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    SEMICONDUCTORS: 0.38%
     2,700    @     Altera Corp.          $    36,720
     3,300    @     Analog Devices, Inc.       98,010
    11,400    @     Applied Materials,
                     Inc.                     216,828
     1,500    @     Broadcom Corp.             26,310
    34,300          Intel Corp.               626,661
       950    @     Kla-Tencor Corp.           41,790
     2,100          Linear Technology
                     Corp.                     66,003
     1,200    @     LSI Logic Corp.            10,500
     2,250    @     Maxim Integrated
                     Products                  86,243
     1,550    @     National
                     Semiconductor Corp.       45,214
       750    @     Novellus Systems,
                     Inc.                      25,500
     1,300    @     Nvidia Corp.               22,334
       700    @     PMC -- Sierra, Inc.         6,489
       900    @     QLogic Corp.               34,290
       950    @     Teradyne, Inc.             22,325
     8,700          Texas Instruments,
                     Inc.                     206,190
     1,900    @     Xilinx, Inc.               42,617
                                          -----------
                                            1,614,024
                                          -----------
                    SOFTWARE: 0.69%
     1,350          Adobe Systems, Inc.        38,475
       500          Autodesk, Inc.              6,625
     4,700          Automatic Data
                     Processing               204,685
       900    @     BMC Software, Inc.         14,940
       800    @     Citrix Systems, Inc.        4,832
     3,400          Computer Associates
                     Intl., Inc.               54,026
     2,100    @     Compuware Corp.            12,747
     4,300          First Data Corp.          159,960
     1,020    @     Fiserv, Inc.               37,444
     1,050    @     Intuit, Inc.               52,206
       340    @     Mercury Interactive
                     Corp.                      7,806
    36,150    @     Microsoft Corp.         1,977,405
    28,050    @     Oracle Corp.              265,634
     2,500    @     Peoplesoft, Inc.           37,200
       750    @     Rational Software
                     Corp.                      6,158
     2,650    @     Siebel Systems, Inc.       37,683
                                          -----------
                                            2,917,826
                                          -----------

  Shares                                     Value
-----------------------------------------------------
                    TELECOMMUNICATIONS: 0.68%
     1,650          Alltel Corp.          $    77,550
       250    @     Andrew Corp.                3,582
    20,950          AT&T Corp.                224,165
    14,740    @     AT&T Wireless
                     Services, Inc.            86,229
    13,750          BellSouth Corp.           433,125
     1,200          CenturyTel, Inc.           35,400
    37,600    @     Cisco Systems, Inc.       524,520
     2,150    @     Citizens
                     Communications Co.        17,974
       720    @     Comverse Technology,
                     Inc.                       6,667
    11,800          Motorola, Inc.            170,156
     1,750    @     Qualcomm, Inc.             48,108
    18,450          SBC Communications,
                     Inc.                     562,725
     1,400          Scientific-Atlanta,
                     Inc.                      23,030
     5,650          Sprint Corp.-FON
                     Group                     59,947
     1,400    @     Tellabs, Inc.               8,680
    14,900          Verizon
                     Communications,
                     Inc.                     598,235
                                          -----------
                                            2,880,093
                                          -----------
                    TEXTILES: 0.01%
       950          Cintas Corp.               46,958
                                          -----------
                    TOBACCO: 0.12%
    11,890          Philip Morris Cos.,
                     Inc.                     519,355
                                          -----------
                    TOYS/GAMES/HOBBIES: 0.02%
     1,800          Hasbro, Inc.               24,408
     3,150          Mattel, Inc.               66,402
                                          -----------
                                               90,810
                                          -----------
                    TRANSPORTATION: 0.07%
     2,150          Burlington Northern
                     Santa Fe Corp.            64,500
     1,200          CSX Corp.                  42,060
     1,750          FedEx Corp.                93,450
       850          Norfolk Southern
                     Corp.                     19,873
     1,400          Union Pacific Corp.        88,592
                                          -----------
                                              308,475
                                          -----------
                    Total Common Stock
                      (Cost $52,405,795)   48,334,409
                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
BONDS/NOTES: 14.70%
                        REGIONAL (STATE/PROVINCE): 2.33%
    $ 10,781,000        Tennessee Valley
                         Authority, Zero
                         Coupon,
                         11/01/04                  $  9,871,741
                                                   ------------
                        SOVEREIGN:
                         12.37%
      12,167,000        FICO Strip, Zero
                         Coupon, due
                         09/07/04                    11,286,048
      15,731,000        Israel Trust,
                         Zero Coupon,
                         due 05/15/04                14,793,228
      28,110,000        Turkey Trust,
                         Zero Coupon,
                         due 05/15/04                26,434,279
                                                   ------------
                                                     52,513,555
                                                   ------------
                        Total Bonds/Notes
                         (Cost $59,601,960)          62,385,296
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.79%
                        FEDERAL HOME LOAN BANK:
                         3.47%
      15,550,000        Zero Coupon, due
                         02/25/04                    14,727,172
                                                   ------------
                        FEDERAL HOME LOAN
                         MORTGAGE CORPORATION: 14.06%
      63,790,000        Zero Coupon, due
                         08/16/04                    59,642,757
                                                   ------------
                        FEDERAL NATIONAL
                         MORTGAGE ASSOCIATION: 11.00%
      50,000,000        Zero Coupon, due
                         09/14/04                    46,670,200
                                                   ------------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION-STRIP: 3.26%
       7,092,000        Zero Coupon, due
                         07/15/04                     6,612,134
       7,777,000        Zero Coupon, due
                         07/24/04                     7,233,613
                                                   ------------
                                                     13,845,747
                                                   ------------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $127,704,455)              134,885,876
                                                   ------------

      Principal
       Amount                                          Value
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 41.68%
                        U.S. TREASURY
                         STRIP: 41.68%
    $ 59,466,000        Zero Coupon, due
                         05/15/05                  $ 53,886,127
      25,961,000        Zero Coupon, due
                         05/15/05                    23,531,699
     105,976,000        Zero Coupon, due
                         08/15/04                    99,486,136
                                                   ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $170,651,332)              176,903,962
                                                   ------------
                        Total Long-Term
                         Investments
                         (Cost
                         $410,363,542)              422,509,543
                                                   ------------

SHORT-TERM INVESTMENTS: 0.48%
       2,029,000        Federal Home
                         Loan Mortgage
                         Corporation,
                         1.900%, due
                         07/01/02                     2,029,000
                                                   ------------
                        Total Short-Term
                         Investments
                         (Cost $2,029,000)            2,029,000
                                                   ------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                         $412,392,542)*   100.04%  $424,538,543
                        OTHER ASSETS AND
                         LIABILITIES-NET  (0.04)%      (150,008)
                                          -------  ------------
                        NET ASSETS        100.00%  $424,388,535
                                          =======  ============

@   Non-income producing security

@@  Foreign Issuer

ADR American Depository Receipt

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $17,062,053
                        Gross Unrealized
                         Depreciation                   (4,916,052)
                                                       -----------
                        Net Unrealized
                         Appreciation                  $12,146,001
                                                       ===========

INFORMATION CONCERNING OPEN FUTURES CONTRACTS AT JUNE 30, 2002 IS SHOWN BELOW:

                                                   NOTIONAL
LONG                                  NO. OF        MARKET       EXPIRATION   UNREALIZED
CONTRACTS                            CONTRACTS       VALUE          DATE         LOSS
---------                            ---------     --------      ----------   ----------
S&P 500 Index Futures                    3         $742,575        Sep 02      $(20,700)
                                                   ========                    ========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 8.41%
                               ADVERTISING: 0.00%
                  140          Omnicom Group         $     6,412
                                                     -----------
                               AEROSPACE/DEFENSE: 0.08%
                  160          General Dynamics
                                Corp.                     17,016
                  140          Goodrich Corp.              3,825
                  360          Lockheed Martin
                                Corp.                     25,020
                  250          Northrop Grumman
                                Corp.                     31,250
                  740          Raytheon Co.               30,155
                  140          Rockwell Collins,
                                Inc.                       3,839
                  910          United Technologies
                                Corp.                     61,789
                                                     -----------
                                                         172,894
                                                     -----------
                               AGRICULTURE: 0.00%
                  420          UST, Inc.                  14,280
                                                     -----------
                               AIRLINES: 0.00%
                  600          Southwest Airlines
                                Co.                        9,696
                                                     -----------
                               APPAREL: 0.04%
                  400    @     Jones Apparel Group,
                                Inc.                      15,000
                  380          Liz Claiborne, Inc.        12,084
                  530          Nike, Inc.                 28,435
                  220    @     Reebok Intl. Ltd.           6,490
                  320          VF Corp.                   12,547
                                                     -----------
                                                          74,556
                                                     -----------
                               AUTO MANUFACTURERS: 0.07%
                3,500          Ford Motor Co.             56,000
                1,130          General Motors Corp.       60,398
                  150          Navistar Intl. Corp.        4,800
                  345          Paccar, Inc.               15,315
                                                     -----------
                                                         136,513
                                                     -----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                  180          Cooper Tire & Rubber
                                Co.                        3,699
                  400          Dana Corp.                  7,412
                1,120          Delphi Corp.               14,784
                  400          Goodyear Tire &
                                Rubber Co.                 7,484
                  450          TRW, Inc.                  25,641
                  401          Visteon Corp.               5,694
                                                     -----------
                                                          64,714
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               BANKS: 0.62%
                  650          AmSouth Bancorp       $    14,547
                4,090          Bank of America
                                Corp.                    287,772
                3,110          Bank One Corp.            119,673
                  950          BB&T Corp.                 36,670
                  475          Charter One
                                Financial, Inc.           16,330
                  360          Comerica, Inc.             22,104
                  460          Fifth Third Bancorp        30,659
                  240          First Tennessee
                                National Corp.             9,192
                1,970          FleetBoston
                                Financial Corp.           63,729
                  670          Huntington
                                Bancshares, Inc.          13,011
                  850          Keycorp                    23,205
                  500          Marshall & Ilsley
                                Corp.                     15,465
                  830          Mellon Financial
                                Corp.                     26,087
                1,600          National City Corp.        53,200
                  180          Northern Trust Corp.        7,931
                  520          PNC Financial
                                Services Group,
                                Inc.                      27,186
                  430          Regions Financial
                                Corp.                     15,115
                  710          SouthTrust Corp.           18,545
                  610          State Street Corp.         27,267
                  600          SunTrust Banks, Inc.       40,632
                  390          Union Planters Corp.       12,624
                3,549          US Bancorp                 82,869
                3,640          Wachovia Corp.            138,975
                3,220          Wells Fargo & Co.         161,193
                  180          Zions Bancorporation        9,378
                                                     -----------
                                                       1,273,359
                                                     -----------
                               BEVERAGES: 0.28%
                1,670          Anheuser-Busch Cos.,
                                Inc.                      83,500
                  160          Brown-Forman Corp.         11,040
                4,800          Coca-Cola Co.             268,800
                  850          Coca-Cola
                                Enterprises, Inc.         18,768
                   80          Coors (Adolph)              4,984
                  530          Pepsi Bottling
                                Group, Inc.               16,324
                3,440          PepsiCo, Inc.             165,808
                                                     -----------
                                                         569,224
                                                     -----------
                               BIOTECHNOLOGY: 0.06%
                1,980    @     Amgen, Inc.                82,922
                  140    @     Chiron Corp.                4,949
                  380    @     Genzyme Corp.               7,311
                1,030    @     Immunex Corp.              23,010
                                                     -----------
                                                         118,192
                                                     -----------
                               BUILDING MATERIALS: 0.03%
                  150    @     American Standard
                                Cos., Inc.                11,265
                1,670          Masco Corp.                45,274
                  250          Vulcan Materials Co.       10,950
                                                     -----------
                                                          67,489
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               CHEMICALS: 0.15%
                  440          Air Products &
                                Chemicals, Inc.      $    22,207
                  220          Ashland, Inc.               8,910
                1,790          Dow Chemical Co.           61,540
                2,620          Du Pont (E.I.) de
                                Nemours & Co.            116,328
                  350          Ecolab, Inc.               16,180
                  350          Engelhard Corp.             9,912
                  170          International
                                Flavors &
                                Fragrances, Inc.           5,523
                  400          PPG Industries, Inc.       24,760
                  330          Praxair, Inc.              18,800
                  500          Rohm & Haas Co.            20,245
                  310          Sherwin-Williams Co.        9,278
                                                     -----------
                                                         313,683
                                                     -----------
                               COMMERCIAL SERVICES: 0.08%
                  300    @     Apollo Group, Inc.         11,826
                  990    @     Concord EFS, Inc.          29,839
                  340    @     Convergys Corp.             6,623
                  230          Deluxe Corp.                8,945
                  260          Equifax, Inc.               7,020
                  400          H&R Block, Inc.            18,460
                  650          McKesson Corp.             21,255
                  290          Moody's Corp.              14,428
                  710          Paychex, Inc.              22,216
                  380    @     Quintiles
                                Transnational Corp.        4,746
                  360    @     Robert Half Intl.,
                                Inc.                       8,388
                  300          RR Donnelley & Sons
                                Co.                        8,265
                                                     -----------
                                                         162,011
                                                     -----------
                               COMPUTERS: 0.33%
                  270    @     Apple Computer, Inc.        4,784
                  560    @     Computer Sciences
                                Corp.                     26,768
                7,760    @     Dell Computer Corp.       202,846
                  880          Electronic Data
                                Systems Corp.             32,692
                3,920    @     EMC Corp. -- Mass          29,596
                5,224          Hewlett-Packard Co.        79,823
                3,100          International
                                Business Machines
                                Corp.                    223,200
                  240    @     Lexmark Intl., Inc.        13,056
                  750    @     Network Appliance,
                                Inc.                       9,330
                6,010    @     Sun Microsystems,
                                Inc.                      30,110
                  250    @     Unisys Corp.                2,250
                  770    @     Veritas Software
                                Corp.                     15,238
                                                     -----------
                                                         669,693
                                                     -----------
                               COSMETICS/PERSONAL CARE: 0.30%
                  100          Alberto-Culver Co.          4,780
                  430          Avon Products, Inc.        22,463
                1,120          Colgate-Palmolive
                                Co.                       56,056
                2,080          Gillette Co.               70,450
                1,040          Kimberly-Clark Corp.       64,480
                4,310          Procter & Gamble Co.      384,883
                                                     -----------
                                                         603,112
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  360          Genuine Parts Co.     $    12,553
                  180          WW Grainger, Inc.           9,018
                                                     -----------
                                                          21,571
                                                     -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.69%
                2,490          American Express Co.       90,437
                  340          Bear Stearns Cos.,
                                Inc.                      20,808
                  430          Capital One
                                Financial Corp.           26,251
               10,076          Citigroup, Inc.           390,445
                  400          Countrywide Credit
                                Ind., Inc.                19,300
                2,620          Fannie Mae                193,225
                1,800          Freddie Mac               110,160
                1,210          Household Intl.,
                                Inc.                      60,137
                5,180          JP Morgan Chase &
                                Co.                      175,706
                  470          Lehman Brothers
                                Holdings, Inc.            29,384
                2,270          MBNA Corp.                 75,069
                1,650          Merrill Lynch & Co,
                                Inc.                      66,825
                2,130          Morgan Stanley             91,760
                  330          SLM Corp.                  31,977
                  180          Stilwell Financial,
                                Inc.                       3,276
                  220          T Rowe Price Group,
                                Inc.                       7,234
                                                     -----------
                                                       1,391,994
                                                     -----------
                               ELECTRIC: 0.20%
                  450    @     AES Corp.                   2,439
                  320          Allegheny Energy,
                                Inc.                       8,240
                  590          American Electric
                                Power Co., Inc.           23,612
                  310          Cinergy Corp.              11,157
                  450          Consolidated Edison,
                                Inc.                      18,787
                  320          Constellation Energy
                                Group, Inc.                9,389
                  559          Dominion Resources,
                                Inc.                      37,006
                  320          DTE Energy Co.             14,285
                1,540          Duke Energy Corp.          47,894
                  850    @     Edison Intl.               14,450
                  420          Entergy Corp.              17,825
                  540          FirstEnergy Corp.          18,025
                1,073    @     Mirant Corp.                7,833
                  450          NiSource, Inc.              9,824
                1,380    @     PG&E Corp.                 24,688
                  140          Pinnacle West
                                Capital Corp.              5,530
                  100          PPL Corp.                   3,308
                  400          Progress Energy,
                                Inc.                      20,804
                  440          Public Service
                                Enterprise Group,
                                Inc.                      19,052
                  900          Reliant Energy, Inc.       15,210
                1,320          Southern Co.               36,168
                  300          TECO Energy, Inc.           7,425
                  520          TXU Corp.                  26,806
                  725          Xcel Energy, Inc.          12,158
                                                     -----------
                                                         411,915
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  430    @     American Power
                                Conversion           $     5,431
                  800          Emerson Electric Co.       42,808
                  290          Molex, Inc.                 9,724
                                                     -----------
                                                          57,963
                                                     -----------
                               ELECTRONICS: 0.05%
                  950    @     Agilent
                                Technologies, Inc.        22,467
                  500          Applera Corp. --
                                Applied Biosystems
                                Group                      9,745
                  600    @     Jabil Circuit, Inc.        12,666
                  170          Johnson Controls,
                                Inc.                      13,874
                  300          Parker Hannifin
                                Corp.                     14,337
                1,210    @     Sanmina Corp.               7,635
                2,440    @     Solectron Corp.            15,006
                  400    @     Thermo Electron
                                Corp.                      6,600
                  150    @     Waters Corp.                4,005
                                                     -----------
                                                         106,335
                                                     -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  200          Fluor Corp.                 7,790
                                                     -----------
                               ENTERTAINMENT: 0.01%
                  230    @     International Game
                                Technology                13,041
                                                     -----------
                               ENVIRONMENTAL
                                CONTROL: 0.02%
                  530    @     Allied Waste
                                Industries, Inc.           5,088
                1,300          Waste Management,
                                Inc.                      33,865
                                                     -----------
                                                          38,953
                                                     -----------
                               FOOD: 0.19%
                  760          Albertson's, Inc.          23,150
                2,189          Archer-Daniels-
                                Midland Co.               27,997
                  780          Campbell Soup Co.          21,575
                1,430          Conagra Foods, Inc.        39,539
                  780          General Mills, Inc.        34,382
                  300          Hershey Foods Corp.        18,750
                  280          HJ Heinz Co.               11,508
                  780          Kellogg Co.                27,971
                1,520    @     Kroger Co.                 30,248
                1,510          Sara Lee Corp.             31,166
                  270          Supervalu, Inc.             6,623
                1,240          Sysco Corp.                33,753
                1,060    @@    Unilever NV ADR            68,688
                   10          Winn-Dixie Stores,
                                Inc.                         156
                                                     -----------
                                                         375,506
                                                     -----------
                               FOREST PRODUCTS & PAPER: 0.05%
                  150          Boise Cascade Corp.         5,179
                  620          Georgia-Pacific
                                Corp.                     15,240
                  990          International Paper
                                Co.                       43,144
                  400          Plum Creek Timber
                                Co, Inc.                  12,280
                  100          Temple-Inland, Inc.         5,786
                  170          Weyerhaeuser Co.           10,855
                                                     -----------
                                                          92,484
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               GAS: 0.01%
                  250          KeySpan Corp.         $     9,412
                   70          Nicor, Inc.                 3,203
                   80          Peoples Energy Corp.        2,917
                  470          Sempra Energy              10,401
                                                     -----------
                                                          25,933
                                                     -----------
                               HAND/MACHINE TOOLS: 0.01%
                  250          Black & Decker Corp.       12,050
                  100          Snap-On, Inc.               2,969
                  220          Stanley Works               9,022
                                                     -----------
                                                          24,041
                                                     -----------
                               HEALTHCARE -- PRODUCTS: 0.28%
                  460          Baxter Intl., Inc.         20,447
                  520          Becton Dickinson &
                                Co.                       17,914
                  220          Biomet, Inc.                5,966
                  890    @     Boston Scientific
                                Corp.                     26,095
                  120          CR Bard, Inc.               6,790
                1,030    @     Guidant Corp.              31,137
                5,926          Johnson & Johnson         309,693
                2,400          Medtronic, Inc.           102,840
                  290    @     St. Jude Medical,
                                Inc.                      21,417
                  400          Stryker Corp.              21,404
                  370    @     Zimmer Holdings,
                                Inc.                      13,194
                                                     -----------
                                                         576,897
                                                     -----------
                               HEALTHCARE -- SERVICES: 0.10%
                  480    @     Health Management
                                Associates, Inc.           9,672
                1,060    @     Healthsouth Corp.          13,557
                  470    @     Humana, Inc.                7,346
                  260    @     Manor Care, Inc.            5,980
                  640    @     Tenet Healthcare
                                Corp.                     45,792
                  820          UnitedHealth Group,
                                Inc.                      75,071
                  480    @     Wellpoint Health
                                Networks                  37,349
                                                     -----------
                                                         194,767
                                                     -----------
                               HOME BUILDERS: 0.01%
                  100          Centex Corp.                5,779
                  160          KB Home                     8,242
                                                     -----------
                                                          14,021
                                                     -----------
                               HOME FURNISHINGS: 0.01%
                  360          Leggett & Platt,
                                Inc.                       8,424
                  210          Maytag Corp.                8,957
                  130          Whirlpool Corp.             8,497
                                                     -----------
                                                          25,878
                                                     -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
                  180          Avery Dennison Corp.       11,295
                  560          Clorox Co.                 23,156
                  510          Fortune Brands, Inc.       28,560
                                                     -----------
                                                          63,011
                                                     -----------
                               HOUSEWARES: 0.01%
                  490          Newell Rubbermaid,
                                Inc.                      17,179
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               INSURANCE: 0.31%
                  490    @@    ACE Ltd.              $    15,484
                  980          Aflac, Inc.                31,360
                1,360          Allstate Corp.             50,293
                  200          AMBAC Financial
                                Group, Inc.               13,440
                2,051          American Intl. Group      139,940
                  600          AON Corp.                  17,688
                  350          Chubb Corp.                24,780
                  390          Cigna Corp.                37,994
                  290          Cincinnati Financial
                                Corp.                     13,494
                  200          Hartford Financial
                                Services Group,
                                Inc.                      11,894
                  340          Jefferson-Pilot
                                Corp.                     15,980
                  570          John Hancock
                                Financial Services,
                                Inc.                      20,064
                  160          Lincoln National
                                Corp.                      6,720
                  160          Loews Corp.                 8,478
                  510          Marsh & McLennan
                                Cos., Inc.                49,266
                  270          MBIA, Inc.                 15,263
                1,860          Metlife, Inc.              53,568
                  220          MGIC Investment
                                Corp.                     14,916
                  690          Progressive Corp.          39,917
                  330          Safeco Corp.               10,194
                  330          Torchmark Corp.            12,606
                  500          UnumProvident Corp.        12,725
                  260    @@    XL Capital Ltd.            22,022
                                                     -----------
                                                         638,086
                                                     -----------
                               INTERNET: 0.02%
                1,100          Charles Schwab Corp.       12,320
                1,250    @     Yahoo, Inc.                18,450
                                                     -----------
                                                          30,770
                                                     -----------
                               IRON/STEEL: 0.01%
                  220          Nucor Corp.                14,309
                                                     -----------
                               LEISURE TIME: 0.04%
                  190          Brunswick Corp.             5,320
                1,140          Carnival Corp.             31,567
                  610          Harley-Davidson,
                                Inc.                      31,275
                  280    @     Sabre Holdings Corp.       10,024
                                                     -----------
                                                          78,186
                                                     -----------
                               LODGING: 0.01%
                  200    @     Harrah's
                                Entertainment, Inc.        8,870
                  320          Hilton Hotels Corp.         4,448
                  180          Marriott Intl., Inc.        6,849
                  170          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                       5,591
                                                     -----------
                                                          25,758
                                                     -----------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  630          Deere & Co.                30,177
                  380          Dover Corp.                13,300
                  450          Rockwell Automation,
                                Inc.                       8,991
                                                     -----------
                                                          52,468
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               MEDIA: 0.21%
                3,400    @     AOL Time Warner,
                                Inc.                 $    50,014
                1,140    @     Clear Channel
                                Communications,
                                Inc.                      36,503
                1,790    @     Comcast Corp.              42,674
                  550          Gannett Co, Inc.           41,745
                  280          Knight-Ridder, Inc.        17,626
                  400          McGraw-Hill Cos.,
                                Inc.                      23,880
                  100          Meredith Corp.              3,835
                  360          New York Times Co.         18,540
                  600          Tribune Co.                26,100
                  440    @     Univision
                                Communications,
                                Inc.                      13,816
                3,380    @     Viacom, Inc.              149,971
                                                     -----------
                                                         424,704
                                                     -----------
                               MINING: 0.04%
                  650    @@    Alcan, Inc.                24,388
                1,160    @@    Barrick Gold Corp.         22,028
                  320    @     Freeport-McMoRan
                                Copper & Gold, Inc.        5,712
                  800          Newmont Mining Corp.
                                Holding Co.               21,064
                  250          Phelps Dodge Corp.         10,300
                  570    @@    Placer Dome, Inc.           6,390
                                                     -----------
                                                          89,882
                                                     -----------
                               MISCELLANEOUS MANUFACTURING: 0.43%
                  770          3M Co.                     94,710
                  310          Cooper Industries
                                Ltd.                      12,183
                   70          Crane Co.                   1,777
                  330          Danaher Corp.              21,895
                  500          Eastman Kodak Co.          14,585
                  200          Eaton Corp.                14,550
               19,470          General Electric Co.      565,603
                  620          Honeywell Intl.,
                                Inc.                      21,843
                  570          Illinois Tool Works,
                                Inc.                      38,931
                  150          ITT Industries, Inc.       10,590
                  250          Pall Corp.                  5,188
                  260          Textron, Inc.              12,194
                3,860    @@    Tyco Intl. Ltd.            52,149
                                                     -----------
                                                         866,198
                                                     -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  550          Pitney Bowes, Inc.         21,846
                1,380          Xerox Corp.                 9,619
                                                     -----------
                                                          31,465
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               OIL & GAS: 0.55%
                  200          Amerada Hess Corp.    $    16,500
                  420          Apache Corp.               24,142
                  150          Burlington
                                Resources, Inc.            5,700
                2,735          ChevronTexaco Corp.       242,047
                1,560          Conoco, Inc.               43,368
                  320          Devon Energy Corp.         15,770
                6,810          Exxon Mobil Corp.         278,665
                1,100          Marathon Oil Corp.         29,832
                  340   @,@@   Nabors Industries
                                Ltd.                      12,002
                  130    @     Noble Corp.                 5,018
                  990          Occidental Petroleum
                                Corp.                     29,690
                  984          Phillips Petroleum
                                Co.                       57,938
                5,420    @@    Royal Dutch
                                Petroleum Co. ADR        299,563
                  250          Sunoco, Inc.                8,908
                  800          Transocean, Inc.           24,920
                  660          Unocal Corp.               24,380
                                                     -----------
                                                       1,118,443
                                                     -----------
                               OIL & GAS SERVICES: 0.02%
                  320          Baker Hughes, Inc.         10,653
                  310    @     BJ Services Co.            10,503
                1,070          Halliburton Co.            17,056
                                                     -----------
                                                          38,212
                                                     -----------
                               PACKAGING & CONTAINERS: 0.02%
                  160          Ball Corp.                  6,637
                  140          Bemis Co.                   6,650
                  420    @     Pactiv Corp.                9,996
                  180    @     Sealed Air Corp.            7,249
                                                     -----------
                                                          30,532
                                                     -----------
                               PHARMACEUTICALS: 0.58%
                1,230          Abbott Laboratories        46,309
                  300          Allergan, Inc.             20,025
                  180          AmerisourceBergen
                                Corp.                     13,680
                3,630          Bristol-Myers Squibb
                                Co.                       93,291
                2,230          Eli Lilly & Co.           125,772
                  340    @     Forest Laboratories,
                                Inc.                      24,072
                  796    @     King
                                Pharmaceuticals,
                                Inc.                      17,711
                  460    @     Medimmune, Inc.            12,144
                4,490          Merck & Co, Inc.          227,374
               12,335          Pfizer, Inc.              431,725
                1,025          Pharmacia Corp.            38,386
                2,710          Schering-Plough
                                Corp.                     66,666
                  250    @     Watson
                                Pharmaceuticals,
                                Inc.                       6,318
                1,000          Wyeth                      51,200
                                                     -----------
                                                       1,174,673
                                                     -----------
                               PIPELINES: 0.01%
                  800          Dynegy, Inc.                5,760
                  390          EL Paso Corp.               8,038
                   80          Kinder Morgan, Inc.         3,042
                  940          Williams Cos., Inc.         5,631
                                                     -----------
                                                          22,471
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               REITS: 0.02%
                  900          Equity Office
                                Properties Trust     $    27,090
                  200          Equity Residential          5,750
                                                     -----------
                                                          32,840
                                                     -----------
                               RETAIL: 0.80%
                  340    @     Autozone, Inc.             26,282
                  780    @     Bed Bath & Beyond,
                                Inc.                      29,437
                1,085    @     Best Buy Co., Inc.         39,385
                  710          Circuit City Stores,
                                Inc.                      13,312
                  920    @     Costco Wholesale
                                Corp.                     35,530
                  510          Darden Restaurants,
                                Inc.                      12,597
                  160          Dillard's, Inc.             4,206
                  750          Dollar General Corp.       14,272
                  300          Family Dollar Stores       10,575
                  390    @     Federated Department
                                Stores                    15,483
                1,750          Gap, Inc. (The)            24,850
                7,800          Home Depot, Inc.          286,494
                  770          JC Penney Co, Inc.         16,955
                  660    @     Kohl's Corp.               46,253
                2,610          Lowe's Cos., Inc.         118,494
                1,740          Ltd. Brands                37,062
                  650          May Department
                                Stores Co.                21,405
                2,420          McDonald's Corp.           68,849
                  300          Nordstrom, Inc.             6,795
                  980    @     Office Depot, Inc.         16,464
                  630          RadioShack Corp.           18,938
                  670          Sears Roebuck and
                                Co.                       36,381
                1,480    @     Staples, Inc.              29,156
                  760    @     Starbucks Corp.            18,886
                1,700          Target Corp.               64,770
                  300          Tiffany & Co.              10,560
                1,840          TJX Cos., Inc.             36,082
                  420    @     Toys R US, Inc.             7,337
                  800          Walgreen Co.               30,904
                8,720          Wal-Mart Stores,
                                Inc.                     479,687
                  310          Wendy's Intl., Inc.        12,347
                  780    @     Yum! Brands, Inc.          22,815
                                                     -----------
                                                       1,612,563
                                                     -----------
                               SAVINGS & LOANS: 0.05%
                  530          Golden West
                                Financial Corp.           36,453
                1,880          Washington Mutual,
                                Inc.                      69,767
                                                     -----------
                                                         106,220
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               SEMICONDUCTORS: 0.28%
                  930    @     Altera Corp.          $    12,648
                1,150    @     Analog Devices, Inc.       34,155
                4,020    @     Applied Materials,
                                Inc.                      76,460
                  540    @     Broadcom Corp.              9,472
               12,090          Intel Corp.               220,884
                  340    @     Kla-Tencor Corp.           14,957
                  750          Linear Technology
                                Corp.                     23,572
                  800    @     LSI Logic Corp.             7,000
                  790    @     Maxim Integrated
                                Products                  30,281
                  470    @     National
                                Semiconductor Corp.       13,710
                  300    @     Novellus Systems,
                                Inc.                      10,200
                  370    @     Nvidia Corp.                6,357
                  300    @     PMC -- Sierra, Inc.         2,781
                  290    @     QLogic Corp.               11,049
                  140    @     Teradyne, Inc.              3,290
                3,040          Texas Instruments,
                                Inc.                      72,048
                  630    @     Xilinx, Inc.               14,131
                                                     -----------
                                                         562,995
                                                     -----------
                               SOFTWARE: 0.51%
                  450          Adobe Systems, Inc.        12,825
                  200          Autodesk, Inc.              2,650
                1,650          Automatic Data
                                Processing                71,857
                  450    @     BMC Software, Inc.          7,470
                  480    @     Citrix Systems, Inc.        2,899
                1,090          Computer Associates
                                Intl., Inc.               17,320
                  710    @     Compuware Corp.             4,310
                1,520          First Data Corp.           56,544
                  335    @     Fiserv, Inc.               12,298
                  380    @     Intuit, Inc.               18,894
                  220    @     Mercury Interactive
                                Corp.                      5,051
               12,770    @     Microsoft Corp.           698,519
                9,900    @     Oracle Corp.               93,753
                1,030    @     Peoplesoft, Inc.           15,326
                  400    @     Rational Software
                                Corp.                      3,284
                  900    @     Siebel Systems, Inc.       12,798
                                                     -----------
                                                       1,035,798
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               TELECOMMUNICATIONS: 0.50%
                  590          Alltel Corp.          $    27,730
                  160    @     Andrew Corp.                2,293
                7,380          AT&T Corp.                 78,966
                5,203    @     AT&T Wireless
                                Services, Inc.            30,438
                4,860          BellSouth Corp.           153,090
                  430          CenturyTel, Inc.           12,685
               13,260    @     Cisco Systems, Inc.       184,977
                  680    @     Citizens
                                Communications Co.         5,685
                  380    @     Comverse Technology,
                                Inc.                       3,519
                4,100          Motorola, Inc.             59,122
                  580    @     Qualcomm, Inc.             15,944
                6,410          SBC Communications,
                                Inc.                     195,505
                  340          Scientific-Atlanta,
                                Inc.                       5,593
                1,710          Sprint Corp.-FON
                                Group                     18,143
                  800    @     Tellabs, Inc.               4,960
                5,330          Verizon
                                Communications,
                                Inc.                     214,000
                                                     -----------
                                                       1,012,650
                                                     -----------
                               TEXTILES: 0.01%
                  240          Cintas Corp.               11,863
                                                     -----------
                               TOBACCO: 0.09%
                4,180          Philip Morris Cos.,
                                Inc.                     182,582
                                                     -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                  460          Hasbro, Inc.                6,238
                1,120          Mattel, Inc.               23,610
                                                     -----------
                                                          29,848
                                                     -----------
                               TRANSPORTATION: 0.06%
                  890          Burlington Northern
                                Santa
                                Fe Corp.                  26,700
                  450          CSX Corp.                  15,772
                  640          FedEx Corp.                34,176
                  290          Norfolk Southern
                                Corp.                      6,780
                  480          Union Pacific Corp.        30,374
                                                     -----------
                                                         113,802
                                                     -----------
                               Total Common Stock
                                (Cost $18,806,120)    17,052,425
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


 Principal
  Amount                                   Value
----------------------------------------------------
BONDS/NOTES: 7.88%
             SOVEREIGN: 7.88%
$10,000,000  Israel Trust, Zero
              Coupon, due 11/15/04      $  9,175,590
  5,956,000  Israel Trust, Zero
              Coupon, due 11/15/04         5,464,981
  1,455,000  Turkey Trust, Zero
              Coupon, due 11/15/04         1,335,048
                                        ------------
             Total Bonds/Notes
              (Cost $15,847,867)          15,975,619
                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS:
 43.18%
             FEDERAL HOME LOAN BANK: 13.63%
 30,000,000  Zero Coupon, due 12/14/04    27,632,880
                                        ------------
             FEDERAL HOME LOAN
              MORTGAGE CORPORATION: 11.35%
 25,000,000  Zero Coupon, due 12/14/04    23,027,400
                                        ------------
             FEDERAL NATIONAL
              MORTGAGE ASSOCIATION: 18.20%
 40,000,000  Zero Coupon, due 12/14/04    36,907,400
                                        ------------
             Total U.S. Government
              Agency Obligations
              (Cost $83,472,777)          87,567,680
                                        ------------
U.S. TREASURY OBLIGATIONS: 40.19%
             U.S. TREASURY STRIP: 40.19%
 87,920,000  Zero Coupon, due 11/15/04    81,503,862
                                        ------------
             Total U.S. Treasury
              Obligations
              (Cost $77,592,223)          81,503,862
                                        ------------
             Total Long-Term
              Investments
              (Cost $195,718,987)        202,099,586
                                        ------------

 Principal
  Amount                                   Value
----------------------------------------------------
SHORT-TERM INVESTMENTS: 0.40%
   $806,000  Federal Home Loan
              Mortgage Corporation,
              1.900%, due 07/01/02      $    806,000
                                        ------------
             Total Short-Term
              Investments
              (Cost $806,000)                806,000
                                        ------------
             TOTAL
              INVESTMENTS IN
              SECURITIES
              (COST
              $196,524,987)*   100.06%  $202,905,586
             OTHER ASSETS AND
              LIABILITIES-NET  (0.06)%     (113,418)
                               -------  ------------
             NET ASSETS        100.00%  $202,792,168
                               =======  ============

@    Non-income producing security
@@   Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

           Gross Unrealized
            Appreciation                   $ 8,636,755
           Gross Unrealized
            Depreciation                   (2,256,156)
                                           -----------
           Net Unrealized
            Appreciation                   $ 6,380,599
                                           ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 6.52%
                               ADVERTISING: 0.00%
                   80          Omnicom Group           $     3,664
                                                       -----------
                               AEROSPACE/DEFENSE: 0.06%
                  170          General Dynamics Corp.       18,079
                   80          Goodrich Corp.                2,186
                  210          Lockheed Martin Corp.        14,595
                   50          Northrop Grumman Corp.        6,250
                  410          Raytheon Co.                 16,708
                   80          Rockwell Collins, Inc.        2,194
                  560          United Technologies
                                Corp.                       38,024
                                                       -----------
                                                            98,036
                                                       -----------
                               AGRICULTURE: 0.00%
                  170          UST, Inc.                     5,780
                                                       -----------
                               AIRLINES: 0.00%
                  700          Southwest Airlines Co.       11,312
                                                       -----------
                               APPAREL: 0.03%
                  190    @     Jones Apparel Group,
                                Inc.                         7,125
                  190          Liz Claiborne, Inc.           6,042
                  380          Nike, Inc.                   20,387
                  120    @     Reebok Intl. Ltd.             3,540
                  230          VF Corp.                      9,018
                                                       -----------
                                                            46,112
                                                       -----------
                               AUTO MANUFACTURERS: 0.04%
                1,870          Ford Motor Co.               29,920
                  580          General Motors Corp.         31,001
                   60          Navistar Intl. Corp.          1,920
                  245          Paccar, Inc.                 10,876
                                                       -----------
                                                            73,717
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 0.02%
                  180          Cooper Tire & Rubber
                                Co.                          3,699
                  250          Dana Corp.                    4,632
                  580          Delphi Corp.                  7,656
                  300          Goodyear Tire & Rubber
                                Co.                          5,613
                  260          TRW, Inc.                    14,815
                  125          Visteon Corp.                 1,775
                                                       -----------
                                                            38,190
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               BANKS: 0.50%
                  390          AmSouth Bancorp         $     8,728
                2,410          Bank of America Corp.       169,568
                1,870          Bank One Corp.               71,958
                  500          BB&T Corp.                   19,300
                  469          Charter One Financial,
                                Inc.                        16,124
                  200          Comerica, Inc.               12,280
                  280          Fifth Third Bancorp          18,662
                  130          First Tennessee
                                National Corp.               4,979
                1,230          FleetBoston Financial
                                Corp.                       39,790
                  330          Huntington Bancshares,
                                Inc.                         6,409
                  610          Keycorp                      16,653
                  340          Marshall & Ilsley
                                Corp.                       10,516
                  470          Mellon Financial Corp.       14,772
                  950          National City Corp.          31,588
                  100          Northern Trust Corp.          4,406
                  290          PNC Financial Services
                                Group, Inc.                 15,161
                  240          Regions Financial
                                Corp.                        8,436
                  370          SouthTrust Corp.              9,664
                  350          State Street Corp.           15,645
                  300          SunTrust Banks, Inc.         20,316
                  305          Union Planters Corp.          9,873
                2,234          US Bancorp                   52,164
                2,160          Wachovia Corp.               82,469
                1,990          Wells Fargo & Co.            99,619
                  100          Zions Bancorporation          5,210
                                                       -----------
                                                           764,290
                                                       -----------
                               BEVERAGES: 0.22%
                1,010          Anheuser-Busch Cos.,
                                Inc.                        50,500
                   70          Brown-Forman Corp.            4,830
                2,890          Coca-Cola Co.               161,840
                  450          Coca-Cola Enterprises,
                                Inc.                         9,936
                   40          Coors (Adolph)                2,492
                  290          Pepsi Bottling Group,
                                Inc.                         8,932
                2,060          PepsiCo, Inc.                99,292
                                                       -----------
                                                           337,822
                                                       -----------
                               BIOTECHNOLOGY: 0.04%
                1,220    @     Amgen, Inc.                  51,094
                  150    @     Chiron Corp.                  5,302
                  270    @     Genzyme Corp.                 5,195
                  570    @     Immunex Corp.                12,734
                                                       -----------
                                                            74,325
                                                       -----------
                               BUILDING MATERIALS: 0.02%
                   90    @     American Standard
                                Cos., Inc.                   6,759
                1,010          Masco Corp.                  27,381
                                                       -----------
                                                            34,140
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.12%
                  280          Air Products &
                                Chemicals, Inc.        $    14,132
                  140          Ashland, Inc.                 5,670
                1,070          Dow Chemical Co.             36,787
                1,560          Du Pont (E.I.) de
                                Nemours & Co.               69,264
                  100          Eastman Chemical Co.          4,690
                  160          Ecolab, Inc.                  7,397
                  260          Engelhard Corp.               7,363
                  130          International Flavors
                                & Fragrances, Inc.           4,224
                  200          PPG Industries, Inc.         12,380
                  190          Praxair, Inc.                10,824
                  350          Rohm & Haas Co.              14,172
                  160          Sherwin-Williams Co.          4,789
                                                       -----------
                                                           191,692
                                                       -----------
                               COMMERCIAL SERVICES: 0.06%
                  190    @     Apollo Group, Inc.            7,490
                  530    @     Concord EFS, Inc.            15,974
                  150    @     Convergys Corp.               2,922
                  140          Deluxe Corp.                  5,445
                  200          Equifax, Inc.                 5,400
                  190          H&R Block, Inc.               8,769
                  310          McKesson Corp.               10,137
                  190          Moody's Corp.                 9,453
                  390          Paychex, Inc.                12,203
                  160    @     Quintiles
                                Transnational Corp.          1,998
                  180    @     Robert Half Intl.,
                                Inc.                         4,194
                  130          RR Donnelley & Sons
                                Co.                          3,581
                                                       -----------
                                                            87,566
                                                       -----------
                               COMPUTERS: 0.25%
                  340    @     Apple Computer, Inc.          6,025
                  330    @     Computer Sciences
                                Corp.                       15,774
                4,060    @     Dell Computer Corp.         106,128
                  450          Electronic Data
                                Systems Corp.               16,717
                2,040    @     EMC Corp.-Mass.              15,402
                3,268          Hewlett-Packard Co.          49,935
                1,840          International Business
                                Machines Corp.             132,480
                  140    @     Lexmark Intl., Inc.           7,616
                  490    @     Network Appliance,
                                Inc.                         6,096
                3,080    @     Sun Microsystems, Inc.       15,431
                  350    @     Unisys Corp.                  3,150
                  350    @     Veritas Software Corp.        6,927
                                                       -----------
                                                           381,681
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.23%
                   30          Alberto-Culver Co.            1,434
                  280          Avon Products, Inc.          14,627
                  570          Colgate-Palmolive Co.        28,528
                1,230          Gillette Co.                 41,660
                  610          Kimberly-Clark Corp.         37,820
                2,560          Procter & Gamble Co.        228,608
                                                       -----------
                                                           352,677
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  220          Genuine Parts Co.             7,671
                  120          WW Grainger, Inc.             6,012
                                                       -----------
                                                            13,683
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.53%
                1,540          American Express Co.    $    55,933
                  210          Bear Stearns Cos.,
                                Inc.                        12,852
                  230          Capital One Financial
                                Corp.                       14,041
                5,999          Citigroup, Inc.             232,461
                  160          Countrywide Credit
                                Ind., Inc.                   7,720
                1,570          Fannie Mae                  115,787
                  990          Freddie Mac                  60,588
                  720          Household Intl., Inc.        35,784
                2,810          JP Morgan Chase & Co.        95,315
                  250          Lehman Brothers
                                Holdings, Inc.              15,630
                1,330          MBNA Corp.                   43,983
                1,020          Merrill Lynch & Co.,
                                Inc.                        41,310
                1,280          Morgan Stanley               55,142
                  180          SLM Corp.                    17,442
                  200          Stilwell Financial,
                                Inc.                         3,640
                   60          T Rowe Price Group,
                                Inc.                         1,973
                                                       -----------
                                                           809,601
                                                       -----------
                               ELECTRIC: 0.16%
                  500    @     AES Corp.                     2,710
                  150          Allegheny Energy, Inc.        3,863
                  350          American Electric
                                Power Co., Inc.             14,007
                  210          Cinergy Corp.                 7,558
                  230          Consolidated Edison,
                                Inc.                         9,602
                  190          Constellation Energy
                                Group, Inc.                  5,575
                  290          Dominion Resources,
                                Inc.                        19,198
                  190          DTE Energy Co.                8,482
                  860          Duke Energy Corp.            26,746
                  550    @     Edison Intl.                  9,350
                  260          Entergy Corp.                11,034
                  310          FirstEnergy Corp.            10,348
                  644    @     Mirant Corp.                  4,701
                  220          NiSource, Inc.                4,803
                  660    @     PG&E Corp.                   11,807
                  150          Pinnacle West Capital
                                Corp.                        5,925
                  130          PPL Corp.                     4,300
                  270          Progress Energy, Inc.        14,043
                  250          Public Service
                                Enterprise Group,
                                Inc.                        10,825
                  500          Reliant Energy, Inc.          8,450
                  740          Southern Co.                 20,276
                  180          TECO Energy, Inc.             4,455
                  270          TXU Corp.                    13,919
                  385          Xcel Energy, Inc.             6,456
                                                       -----------
                                                           238,433
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  230    @     American Power
                                Conversion                   2,905
                  440          Emerson Electric Co.         23,544
                  400          Molex, Inc.                  13,412
                                                       -----------
                                                            39,861
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRONICS: 0.04%
                  420    @     Agilent Technologies,
                                Inc.                   $     9,933
                  200          Applera Corp. --
                                Applied Biosystems
                                Group                        3,898
                  290    @     Jabil Circuit, Inc.           6,122
                  200          Johnson Controls, Inc.       16,322
                  130          Parker Hannifin Corp.         6,213
                  530    @     Sanmina Corp.                 3,344
                1,320    @     Solectron Corp.               8,118
                  150    @     Thermo Electron Corp.         2,475
                  100    @     Waters Corp.                  2,670
                                                       -----------
                                                            59,095
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  140          Fluor Corp.                   5,453
                                                       -----------
                               ENTERTAINMENT: 0.01%
                  200    @     International Game
                                Technology                  11,340
                                                       -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                  400    @     Allied Waste
                                Industries, Inc.             3,840
                  650          Waste Management, Inc.       16,933
                                                       -----------
                                                            20,773
                                                       -----------
                               FOOD: 0.14%
                  440          Albertson's, Inc.            13,402
                1,122          Archer-Daniels-
                                Midland Co.                 14,350
                  350          Campbell Soup Co.             9,681
                  850          Conagra Foods, Inc.          23,502
                  400          General Mills, Inc.          17,632
                  160          Hershey Foods Corp.          10,000
                  170          HJ Heinz Co.                  6,987
                  420          Kellogg Co.                  15,061
                  850    @     Kroger Co.                   16,915
                  800          Sara Lee Corp.               16,512
                  180          Supervalu, Inc.               4,415
                  710          Sysco Corp.                  19,326
                  610    @@    Unilever NV ADR              39,528
                   50          Winn-Dixie Stores,
                                Inc.                           780
                  100          WM Wrigley Jr Co.             5,535
                                                       -----------
                                                           213,626
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.03%
                   50          Boise Cascade Corp.           1,726
                  360          Georgia-Pacific Corp.         8,849
                  540          International Paper
                                Co.                         23,533
                  190          Plum Creek Timber Co.,
                                Inc.                         5,833
                  100          Temple-Inland, Inc.           5,786
                  110          Weyerhaeuser Co.              7,024
                                                       -----------
                                                            52,751
                                                       -----------
                               GAS: 0.01%
                  300          KeySpan Corp.                11,295
                   50          Nicor, Inc.                   2,288
                   30          Peoples Energy Corp.          1,094
                  230          Sempra Energy                 5,090
                                                       -----------
                                                            19,767
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
                  120          Black & Decker Corp.    $     5,784
                  100          Snap-On, Inc.                 2,969
                  100          Stanley Works                 4,101
                                                       -----------
                                                            12,854
                                                       -----------
                               HEALTHCARE -- PRODUCTS: 0.22%
                  260          Baxter Intl., Inc.           11,557
                  300          Becton Dickinson & Co.       10,335
                  130          Biomet, Inc.                  3,526
                  430    @     Boston Scientific
                                Corp.                       12,608
                   90          CR Bard, Inc.                 5,092
                  620    @     Guidant Corp.                18,743
                3,542          Johnson & Johnson           185,105
                1,430          Medtronic, Inc.              61,275
                  140    @     St. Jude Medical, Inc.       10,339
                  200          Stryker Corp.                10,702
                  190    @     Zimmer Holdings, Inc.         6,775
                                                       -----------
                                                           336,057
                                                       -----------
                               HEALTHCARE -- SERVICES: 0.07%
                  240    @     Health Management
                                Associates, Inc.             4,836
                  380    @     Healthsouth Corp.             4,860
                  190    @     Humana, Inc.                  2,970
                  140    @     Manor Care, Inc.              3,220
                  350    @     Tenet Healthcare Corp.       25,043
                  490          UnitedHealth Group,
                                Inc.                        44,860
                  270    @     Wellpoint Health
                                Networks                    21,009
                                                       -----------
                                                           106,798
                                                       -----------
                               HOME BUILDERS: 0.01%
                  100          Centex Corp.                  5,779
                  100          KB Home                       5,151
                                                       -----------
                                                            10,930
                                                       -----------
                               HOME FURNISHINGS: 0.02%
                  260          Leggett & Platt, Inc.         6,084
                  180          Maytag Corp.                  7,677
                  150          Whirlpool Corp.               9,804
                                                       -----------
                                                            23,565
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
                  130          Avery Dennison Corp.          8,158
                  340          Clorox Co.                   14,059
                  300          Fortune Brands, Inc.         16,800
                                                       -----------
                                                            39,017
                                                       -----------
                               HOUSEWARES: 0.01%
                  290          Newell Rubbermaid,
                                Inc.                        10,167
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 0.23%
                  240    @@    ACE Ltd.                $     7,584
                  580          Aflac, Inc.                  18,560
                  750          Allstate Corp.               27,735
                  120          AMBAC Financial Group,
                                Inc.                         8,064
                1,214          American Intl. Group         82,831
                  280          AON Corp.                     8,254
                  200          Chubb Corp.                  14,160
                  200          Cigna Corp.                  19,484
                  190          Cincinnati Financial
                                Corp.                        8,841
                  120          Hartford Financial
                                Services Group, Inc.         7,136
                  190          Jefferson-Pilot Corp.         8,930
                  300          John Hancock Financial
                                Services, Inc.              10,560
                   90          Lincoln National Corp.        3,780
                  100          Loews Corp.                   5,299
                  290          Marsh & McLennan Cos.,
                                Inc.                        28,014
                  160          MBIA, Inc.                    9,045
                1,110          Metlife, Inc.                31,968
                  120          MGIC Investment Corp.         8,136
                  390          Progressive Corp.            22,562
                  120          Safeco Corp.                  3,707
                  130          Torchmark Corp.               4,966
                  300          UnumProvident Corp.           7,635
                  160    @@    XL Capital Ltd.              13,552
                                                       -----------
                                                           360,803
                                                       -----------
                               INTERNET: 0.01%
                  570          Charles Schwab Corp.          6,384
                  540    @     Yahoo, Inc.                   7,970
                                                       -----------
                                                            14,354
                                                       -----------
                               IRON/STEEL: 0.01%
                  140          Nucor Corp.                   9,106
                                                       -----------
                               LEISURE TIME: 0.03%
                  220          Brunswick Corp.               6,160
                  680          Carnival Corp.               18,829
                  320          Harley-Davidson, Inc.        16,406
                  250    @     Sabre Holdings Corp.          8,950
                                                       -----------
                                                            50,345
                                                       -----------
                               LODGING: 0.01%
                  240    @     Harrah's
                                Entertainment, Inc.         10,644
                  190          Hilton Hotels Corp.           2,641
                  110          Marriott Intl., Inc.          4,185
                   90          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                         2,960
                                                       -----------
                                                            20,430
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.02%
                  330          Deere & Co.                  15,807
                  220          Dover Corp.                   7,700
                  190          Rockwell Automation,
                                Inc.                         3,796
                                                       -----------
                                                            27,303
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.16%
                1,850    @     AOL Time Warner, Inc.   $    27,214
                  640    @     Clear Channel
                                Communications, Inc.        20,493
                1,010    @     Comcast Corp.                24,078
                  280          Gannett Co, Inc.             21,252
                  180          Knight-Ridder, Inc.          11,331
                  230          McGraw-Hill Cos., Inc.       13,731
                   50          Meredith Corp.                1,917
                  180          New York Times Co.            9,270
                  310          Tribune Co.                  13,485
                  260    @     Univision
                                Communications, Inc.         8,164
                2,050    @     Viacom, Inc.                 90,959
                                                       -----------
                                                           241,894
                                                       -----------
                               MINING: 0.03%
                  370    @@    Alcan, Inc.                  13,882
                  590    @@    Barrick Gold Corp.           11,204
                  170    @     Freeport-McMoRan
                                Copper & Gold, Inc.          3,034
                  420          Newmont Mining Corp.         11,059
                  110          Phelps Dodge Corp.            4,532
                  400    @@    Placer Dome, Inc.             4,484
                                                       -----------
                                                            48,195
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 0.34%
                  450          3M Co.                       55,350
                  180          Cooper Industries Ltd.        7,074
                  190          Danaher Corp.                12,606
                  300          Eastman Kodak Co.             8,751
                   80          Eaton Corp.                   5,820
               11,720          General Electric Co.        340,466
                  350          Honeywell Intl., Inc.        12,330
                  320          Illinois Tool Works,
                                Inc.                        21,856
                  110          ITT Industries, Inc.          7,766
                  160          Pall Corp.                    3,320
                  160          Textron, Inc.                 7,504
                2,380    @@    Tyco Intl. Ltd.              32,154
                                                       -----------
                                                           514,997
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  350          Pitney Bowes, Inc.           13,902
                  640          Xerox Corp.                   4,461
                                                       -----------
                                                            18,363
                                                       -----------
                               OIL & GAS: 0.42%
                  130          Amerada Hess Corp.           10,725
                  270          Apache Corp.                 15,520
                  120          Burlington Resources,
                                Inc.                         4,560
                1,599          ChevronTexaco Corp.         141,511
                  850          Conoco, Inc.                 23,630
                  250          Devon Energy Corp.           12,320
                4,080          Exxon Mobil Corp.           166,954
                  570          Marathon Oil Corp.           15,458
                  220   @,@@   Nabors Industries Ltd.        7,766
                   70    @     Noble Corp.                   2,702
                  540          Occidental Petroleum
                                Corp.                       16,195
                  530          Phillips Petroleum Co.       31,206
                2,940    @@    Royal Dutch Petroleum
                                Co. ADR                    162,494
                  110          Sunoco, Inc.                  3,919
                  450          Transocean, Inc.             14,018
                  340          Unocal Corp.                 12,560
                                                       -----------
                                                           641,538
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.02%
                  200          Baker Hughes, Inc.      $     6,658
                  230    @     BJ Services Co.               7,792
                  620          Halliburton Co.               9,883
                                                       -----------
                                                            24,333
                                                       -----------
                               PACKAGING & CONTAINERS: 0.01%
                  120          Ball Corp.                    4,978
                   70          Bemis Co.                     3,325
                  250    @     Pactiv Corp.                  5,950
                  200    @     Sealed Air Corp.              8,054
                                                       -----------
                                                            22,307
                                                       -----------
                               PHARMACEUTICALS: 0.46%
                  660          Abbott Laboratories          24,849
                  150          Allergan, Inc.               10,013
                  200          AmerisourceBergen
                                Corp.                       15,200
                2,290          Bristol-Myers Squibb
                                Co.                         58,853
                1,330          Eli Lilly & Co.              75,012
                  220    @     Forest Laboratories,
                                Inc.                        15,576
                  416    @     King Pharmaceuticals,
                                Inc.                         9,256
                  250    @     Medimmune, Inc.               6,600
                2,680          Merck & Co, Inc.            135,715
                7,365          Pfizer, Inc.                257,775
                  618          Pharmacia Corp.              23,144
                1,540          Schering-Plough Corp.        37,884
                  120    @     Watson
                                Pharmaceuticals, Inc.        3,032
                  560          Wyeth                        28,672
                                                       -----------
                                                           701,581
                                                       -----------
                               PIPELINES: 0.01%
                  420          Dynegy, Inc.                  3,024
                  280          EL Paso Corp.                 5,771
                  100          Kinder Morgan, Inc.           3,802
                  190          Williams Cos., Inc.           1,138
                                                       -----------
                                                            13,735
                                                       -----------
                               REITS: 0.01%
                  430          Equity Office
                                Properties Trust            12,943
                  230          Equity Residential            6,612
                                                       -----------
                                                            19,555
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               RETAIL: 0.62%
                  200    @     Autozone, Inc.          $    15,460
                  420    @     Bed Bath & Beyond,
                                Inc.                        15,851
                  645    @     Best Buy Co., Inc.           23,414
                  350          Circuit City Stores,
                                Inc.                         6,562
                  470    @     Costco Wholesale Corp.       18,151
                  305          Darden Restaurants,
                                Inc.                         7,533
                  130          Dillard's, Inc.               3,418
                  370          Dollar General Corp.          7,041
                  210          Family Dollar Stores          7,402
                  330    @     Federated Department
                                Stores                      13,101
                  890          Gap, Inc. (The)              12,638
                4,650          Home Depot, Inc.            170,794
                  440          JC Penney Co, Inc.            9,689
                  360    @     Kohl's Corp.                 25,229
                1,550          Lowe's Cos., Inc.            70,370
                  950          Ltd. Brands                  20,235
                  290          May Department Stores
                                Co.                          9,550
                1,490          McDonald's Corp.             42,390
                  150          Nordstrom, Inc.               3,398
                  600    @     Office Depot, Inc.           10,080
                  320          RadioShack Corp.              9,619
                  340          Sears Roebuck and Co.        18,462
                  810    @     Staples, Inc.                15,957
                  420    @     Starbucks Corp.              10,437
                1,070          Target Corp.                 40,767
                  350          Tiffany & Co.                12,320
                1,100          TJX Cos., Inc.               21,571
                  220    @     Toys R US, Inc.               3,843
                  480          Walgreen Co.                 18,542
                5,190          Wal-Mart Stores, Inc.       285,502
                  140          Wendy's Intl., Inc.           5,576
                  410    @     Yum! Brands, Inc.            11,993
                                                       -----------
                                                           946,895
                                                       -----------
                               SAVINGS & LOANS: 0.04%
                  310          Golden West Financial
                                Corp.                       21,322
                1,125          Washington Mutual,
                                Inc.                        41,749
                                                       -----------
                                                            63,071
                                                       -----------
                               SEMICONDUCTORS: 0.22%
                  360    @     Altera Corp.                  4,896
                  700    @     Analog Devices, Inc.         20,790
                2,410    @     Applied Materials,
                                Inc.                        45,838
                  550    @     Broadcom Corp.                9,647
                7,220          Intel Corp.                 131,909
                  210    @     Kla-Tencor Corp.              9,238
                  490          Linear Technology
                                Corp.                       15,401
                  320    @     LSI Logic Corp.               2,800
                  410    @     Maxim Integrated
                                Products                    15,715
                  260    @     National Semiconductor
                                Corp.                        7,584
                  150    @     Novellus Systems, Inc.        5,100
                  200    @     Nvidia Corp.                  3,436
                  180    @     PMC -- Sierra, Inc.           1,669
                  150    @     QLogic Corp.                  5,715
                  200    @     Teradyne, Inc.                4,700
                1,870          Texas Instruments,
                                Inc.                        44,319
                  320    @     Xilinx, Inc.                  7,178
                                                       -----------
                                                           335,935
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 0.41%
                  210          Adobe Systems, Inc.     $     5,985
                  300          Autodesk, Inc.                3,975
                  990          Automatic Data
                                Processing                  43,115
                  230    @     BMC Software, Inc.            3,818
                   60    @     Citrix Systems, Inc.            362
                  710          Computer Associates
                                Intl., Inc.                 11,282
                  280    @     Compuware Corp.               1,700
                  900          First Data Corp.             33,480
                  240    @     Fiserv, Inc.                  8,810
                  230    @     Intuit, Inc.                 11,436
                  130    @     Mercury Interactive
                                Corp.                        2,985
                7,910    @     Microsoft Corp.             432,677
                5,900    @     Oracle Corp.                 55,873
                  450    @     Peoplesoft, Inc.              6,696
                   70    @     Rational Software
                                Corp.                          575
                  430    @     Siebel Systems, Inc.          6,115
                                                       -----------
                                                           628,884
                                                       -----------
                               TELECOMMUNICATIONS: 0.39%
                  330          Alltel Corp.                 15,510
                  110    @     Andrew Corp.                  1,576
                3,950          AT&T Corp.                   42,265
                2,815    @     AT&T Wireless
                                Services, Inc.              16,468
                2,900          BellSouth Corp.              91,350
                  310          CenturyTel, Inc.              9,145
                7,930    @     Cisco Systems, Inc.         110,623
                  330    @     Citizens
                                Communications Co.           2,759
                  400    @     Comverse Technology,
                                Inc.                         3,704
                2,470          Motorola, Inc.               35,617
                  290    @     Qualcomm, Inc.                7,972
                3,850          SBC Communications,
                                Inc.                       117,425
                  150          Scientific-Atlanta,
                                Inc.                         2,468
                  920          Sprint Corp.-FON Group        9,761
                  390    @     Tellabs, Inc.                 2,418
                3,140          Verizon
                                Communications, Inc.       126,071
                                                       -----------
                                                           595,132
                                                       -----------
                               TEXTILES: 0.01%
                  180          Cintas Corp.                  8,897
                                                       -----------
                               TOBACCO: 0.07%
                2,500          Philip Morris Cos.,
                                Inc.                       109,200
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                  200          Hasbro, Inc.                  2,712
                  810          Mattel, Inc.                 17,075
                                                       -----------
                                                            19,787
                                                       -----------
                               TRANSPORTATION: 0.04%
                  390          Burlington Northern
                                Santa Fe Corp.              11,700
                  230          CSX Corp.                     8,061
                  310          FedEx Corp.                  16,554
                  190          Norfolk Southern Corp.        4,442
                  260          Union Pacific Corp.          16,453
                                                       -----------
                                                            57,210
                                                       -----------
                               Total Common Stock
                                 (Cost $10,882,080)     10,018,625
                                                       -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
BONDS/NOTES: 9.92%
                        SOVEREIGN: 9.92%
$      5,311,000        FICO Strip, Zero Coupon,
                         due 02/08/05               $  4,817,481
      11,372,000        Resolution Funding Corp.,
                         Zero Coupon, due 01/15/05
                                                      10,420,107
                                                    ------------
                        Total Bonds/Notes
                         (Cost $14,110,001)           15,237,588
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.70%
                        FEDERAL HOME LOAN BANK:
                         6.00%
      10,000,000        Zero Coupon, due
                         12/14/04                      9,210,960
                                                    ------------
                        FEDERAL HOME LOAN MORTGAGE
                         CORPORATION-STRIP: 17.75%
      30,080,000        Zero Coupon, due
                         01/15/05                     27,254,916
                                                    ------------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION-STRIP: 13.95%
      13,022,000        Zero Coupon, due
                         01/15/05                     11,828,312
       5,005,000        Zero Coupon, due
                         02/07/05                      4,532,518
       5,588,000        Zero Coupon, due
                         02/15/05                      5,054,950
                                                    ------------
                                                      21,415,780
                                                    ------------
                        Total U.S. Government
                         Agency Obligations
                         (Cost $54,928,295)           57,881,656
                                                    ------------
U.S. TREASURY OBLIGATIONS: 45.39%
                        U.S. TREASURY STRIP:
                         45.39%
      75,958,000        Zero Coupon, due
                         02/15/05                     69,692,680
                                                    ------------
                        Total U.S. Treasury
                         Obligations
                         (Cost $69,011,506)           69,692,680
                                                    ------------
                        Total Long-Term
                         Investments
                         (Cost $148,931,882)         152,830,549
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.48%
$        736,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                   $    736,000
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost $736,000)                 736,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $149,667,882)*    100.01%  $153,566,549
                        OTHER ASSETS AND
                         LIABILITIES-NET   (0.01)%       (16,219)
                                           -------  ------------
                        NET ASSETS         100.00%  $153,550,330
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized Appreciation    $ 5,043,312
                        Gross Unrealized Depreciation     (1,144,645)
                                                         -----------
                        Net Unrealized Appreciation      $ 3,898,667
                                                         ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 10.48%
                               ADVERTISING: 0.00%
                   80          Omnicom Group          $     3,664
                                                      -----------
                               AEROSPACE/DEFENSE: 0.10%
                   80          General Dynamics
                                Corp.                       8,508
                   40          Goodrich Corp.               1,093
                  190          Lockheed Martin Corp.       13,205
                  120          Northrop Grumman
                                Corp.                      15,000
                  400          Raytheon Co.                16,300
                   70          Rockwell Collins,
                                Inc.                        1,919
                  490          United Technologies
                                Corp.                      33,271
                                                      -----------
                                                           89,296
                                                      -----------
                               AGRICULTURE: 0.00%
                  190          UST, Inc.                    6,460
                                                      -----------
                               AIRLINES: 0.00%
                  330          Southwest Airlines
                                Co.                         5,333
                                                      -----------
                               APPAREL: 0.04%
                  220    @     Jones Apparel Group,
                                Inc.                        8,250
                  200          Liz Claiborne, Inc.          6,360
                  290          Nike, Inc.                  15,559
                   60    @     Reebok Intl. Ltd.            1,770
                  210          VF Corp.                     8,234
                                                      -----------
                                                           40,173
                                                      -----------
                               AUTO MANUFACTURERS: 0.08%
                1,880          Ford Motor Co.              30,080
                  580          General Motors Corp.        31,001
                   80          Navistar Intl. Corp.         2,560
                  180          Paccar, Inc.                 7,990
                                                      -----------
                                                           71,631
                                                      -----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                   80          Cooper Tire & Rubber
                                Co.                         1,644
                  260          Dana Corp.                   4,818
                  560          Delphi Corp.                 7,392
                  180          Goodyear Tire &
                                Rubber Co.                  3,368
                  180          TRW, Inc.                   10,256
                  181          Visteon Corp.                2,570
                                                      -----------
                                                           30,048
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               BANKS: 0.79%
                  420          AmSouth Bancorp        $     9,400
                2,190          Bank of America Corp.      154,088
                1,660          Bank One Corp.              63,877
                  500          BB&T Corp.                  19,300
                  287          Charter One
                                Financial, Inc.             9,867
                  180          Comerica, Inc.              11,052
                  240          Fifth Third Bancorp         15,996
                  130          First Tennessee
                                National Corp.              4,979
                1,120          FleetBoston Financial
                                Corp.                      36,232
                  240          Huntington
                                Bancshares, Inc.            4,661
                  450          Keycorp                     12,285
                  240          Marshall & Ilsley
                                Corp.                       7,423
                  440          Mellon Financial
                                Corp.                      13,829
                  850          National City Corp.         28,263
                   90          Northern Trust Corp.         3,965
                  280          PNC Financial
                                Services Group, Inc.       14,638
                  230          Regions Financial
                                Corp.                       8,085
                  360          SouthTrust Corp.             9,403
                  320          State Street Corp.          14,304
                  320          SunTrust Banks, Inc.        21,670
                  225          Union Planters Corp.         7,283
                2,000          US Bancorp                  46,700
                1,930          Wachovia Corp.              73,687
                1,760          Wells Fargo & Co.           88,106
                   90          Zions Bancorporation         4,689
                                                      -----------
                                                          683,782
                                                      -----------
                               BEVERAGES: 0.35%
                  890          Anheuser-Busch Cos.,
                                Inc.                       44,500
                   90          Brown-Forman Corp.           6,210
                2,570          Coca-Cola Co.              143,920
                  460          Coca-Cola
                                Enterprises, Inc.          10,157
                   40          Coors (Adolph)               2,492
                  280          Pepsi Bottling Group,
                                Inc.                        8,624
                1,820          PepsiCo, Inc.               87,724
                                                      -----------
                                                          303,627
                                                      -----------
                               BIOTECHNOLOGY: 0.08%
                1,060    @     Amgen, Inc.                 44,393
                   80    @     Chiron Corp.                 2,828
                  200    @     Genzyme Corp.                3,848
                  640    @     Immunex Corp.               14,298
                                                      -----------
                                                           65,367
                                                      -----------
                               BUILDING MATERIALS: 0.04%
                   80    @     American Standard
                                Cos., Inc.                  6,008
                  890          Masco Corp.                 24,128
                  140          Vulcan Materials Co.         6,132
                                                      -----------
                                                           36,268
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               CHEMICALS: 0.19%
                  240          Air Products &
                                Chemicals, Inc.       $    12,113
                  110          Ashland, Inc.                4,455
                  950          Dow Chemical Co.            32,661
                1,390          Du Pont (E.I.) de
                                Nemours & Co.              61,716
                  180          Ecolab, Inc.                 8,321
                  190          Engelhard Corp.              5,381
                  160          International Flavors
                                & Fragrances, Inc.          5,198
                  160          PPG Industries, Inc.         9,904
                  170          Praxair, Inc.                9,685
                  320          Rohm & Haas Co.             12,957
                  210          Sherwin-Williams Co.         6,285
                                                      -----------
                                                          168,676
                                                      -----------
                               COMMERCIAL SERVICES: 0.10%
                  160    @     Apollo Group, Inc.           6,307
                  530    @     Concord EFS, Inc.           15,974
                  150    @     Convergys Corp.              2,922
                  120          Deluxe Corp.                 4,667
                  130          Equifax, Inc.                3,510
                  210          H&R Block, Inc.              9,691
                  280          McKesson Corp.               9,156
                  190          Moody's Corp.                9,453
                  380          Paychex, Inc.               11,890
                  200    @     Quintiles
                                Transnational Corp.         2,498
                  200    @     Robert Half Intl.,
                                Inc.                        4,660
                  130          RR Donnelley & Sons
                                Co.                         3,582
                                                      -----------
                                                           84,310
                                                      -----------
                               COMPUTERS: 0.41%
                  150    @     Apple Computer, Inc.         2,658
                  300    @     Computer Sciences
                                Corp.                      14,340
                4,150    @     Dell Computer Corp.        108,481
                  470          Electronic Data
                                Systems Corp.              17,461
                2,230    @     EMC Corp.-Mass.             16,837
                2,779          Hewlett-Packard Co.         42,463
                1,650          International
                                Business Machines
                                Corp.                     118,800
                  110    @     Lexmark Intl., Inc.          5,984
                  370    @     Network Appliance,
                                Inc.                        4,603
                3,390    @     Sun Microsystems,
                                Inc.                       16,984
                  140    @     Unisys Corp.                 1,260
                  410    @     Veritas Software
                                Corp.                       8,114
                                                      -----------
                                                          357,985
                                                      -----------
                               COSMETICS/PERSONAL CARE: 0.37%
                   70          Alberto-Culver Co.           3,346
                  280          Avon Products, Inc.         14,627
                  580          Colgate-Palmolive Co.       29,029
                1,120          Gillette Co.                37,934
                  550          Kimberly-Clark Corp.        34,100
                2,270          Procter & Gamble Co.       202,711
                                                      -----------
                                                          321,747
                                                      -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  170          Genuine Parts Co.            5,928
                  120          WW Grainger, Inc.            6,012
                                                      -----------
                                                           11,940
                                                      -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.85%
                1,340          American Express Co.   $    48,669
                  180          Bear Stearns Cos.,
                                Inc.                       11,016
                  220          Capital One Financial
                                Corp.                      13,431
                5,309          Citigroup, Inc.            205,724
                  160          Countrywide Credit
                                Ind., Inc.                  7,720
                1,390          Fannie Mae                 102,513
                  960          Freddie Mac                 58,752
                  650          Household Intl., Inc.       32,305
                2,770          JP Morgan Chase & Co.       93,958
                  250          Lehman Brothers
                                Holdings, Inc.             15,630
                1,210          MBNA Corp.                  40,015
                  880          Merrill Lynch & Co.,
                                Inc.                       35,640
                1,140          Morgan Stanley              49,111
                  180          SLM Corp.                   17,442
                  200          Stilwell Financial,
                                Inc.                        3,640
                  120          T Rowe Price Group,
                                Inc.                        3,946
                                                      -----------
                                                          739,512
                                                      -----------
                               ELECTRIC: 0.25%
                  220    @     AES Corp.                    1,192
                  100          Allegheny Energy,
                                Inc.                        2,575
                  360          American Electric
                                Power Co., Inc.            14,407
                  150          Cinergy Corp.                5,398
                  230          Consolidated Edison,
                                Inc.                        9,602
                  180          Constellation Energy
                                Group, Inc.                 5,281
                  260          Dominion Resources,
                                Inc.                       17,212
                  160          DTE Energy Co.               7,142
                  820          Duke Energy Corp.           25,502
                  470    @     Edison Intl.                 7,990
                  220          Entergy Corp.                9,337
                  320          FirstEnergy Corp.           10,682
                  547    @     Mirant Corp.                 3,993
                  240          NiSource, Inc.               5,239
                  610    @     PG&E Corp.                  10,913
                  120          Pinnacle West Capital
                                Corp.                       4,740
                   60          PPL Corp.                    1,985
                  210          Progress Energy, Inc.       10,922
                  200          Public Service
                                Enterprise Group,
                                Inc.                        8,660
                  480          Reliant Energy, Inc.         8,112
                  700          Southern Co.                19,180
                  160          TECO Energy, Inc.            3,960
                  270          TXU Corp.                   13,919
                  385          Xcel Energy, Inc.            6,456
                                                      -----------
                                                          214,399
                                                      -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.04%
                  230    @     American Power
                                Conversion                  2,905
                  420          Emerson Electric Co.        22,474
                  170          Molex, Inc.                  5,700
                                                      -----------
                                                           31,079
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               ELECTRONICS: 0.07%
                  500    @     Agilent Technologies,
                                Inc.                  $    11,825
                  240          Applera Corp. --
                                Applied Biosystems
                                Group                       4,678
                  300    @     Jabil Circuit, Inc.          6,333
                  100          Johnson Controls,
                                Inc.                        8,161
                  170          Parker Hannifin Corp.        8,124
                  540    @     Sanmina Corp.                3,407
                1,270    @     Solectron Corp.              7,811
                  280    @     Thermo Electron Corp.        4,620
                   60    @     Waters Corp.                 1,602
                                                      -----------
                                                           56,561
                                                      -----------
                               ENGINEERING &
                                CONSTRUCTION: 0.00%
                  100          Fluor Corp.                  3,895
                                                      -----------
                               ENTERTAINMENT: 0.01%
                  120    @     International Game
                                Technology                  6,804
                                                      -----------
                               ENVIRONMENTAL CONTROL: 0.02%
                  190    @     Allied Waste
                                Industries, Inc.            1,824
                  720          Waste Management,
                                Inc.                       18,756
                                                      -----------
                                                           20,580
                                                      -----------
                               FOOD: 0.24%
                  430          Albertson's, Inc.           13,098
                1,173          Archer-Daniels-
                                Midland Co.                15,003
                  420          Campbell Soup Co.           11,617
                  770          Conagra Foods, Inc.         21,290
                  390          General Mills, Inc.         17,191
                  140          Hershey Foods Corp.          8,750
                  150          HJ Heinz Co.                 6,165
                  410          Kellogg Co.                 14,703
                  810    @     Kroger Co.                  16,119
                  900          Sara Lee Corp.              18,576
                  140          Supervalu, Inc.              3,434
                  660          Sysco Corp.                 17,965
                  600    @@    Unilever NV ADR             38,880
                  170          Winn-Dixie Stores,
                                Inc.                        2,650
                                                      -----------
                                                          205,441
                                                      -----------
                               FOREST PRODUCTS & PAPER: 0.06%
                   70          Boise Cascade Corp.          2,417
                  370          Georgia-Pacific Corp.        9,095
                  520          International Paper
                                Co.                        22,662
                  200          Plum Creek Timber
                                Co., Inc.                   6,140
                   70          Temple-Inland, Inc.          4,050
                   90          Weyerhaeuser Co.             5,747
                                                      -----------
                                                           50,111
                                                      -----------
                               GAS: 0.02%
                  140          KeySpan Corp.                5,271
                   40          Nicor, Inc.                  1,830
                   40          Peoples Energy Corp.         1,458
                  340          Sempra Energy                7,524
                                                      -----------
                                                           16,083
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
                   80          Black & Decker Corp.   $     3,856
                   60          Snap-On, Inc.                1,781
                  130          Stanley Works                5,331
                                                      -----------
                                                           10,968
                                                      -----------
                               HEALTHCARE -- PRODUCTS: 0.35%
                  250          Baxter Intl., Inc.          11,112
                  270          Becton Dickinson &
                                Co.                         9,301
                  110          Biomet, Inc.                 2,983
                  390    @     Boston Scientific
                                Corp.                      11,435
                   60          CR Bard, Inc.                3,395
                  550    @     Guidant Corp.               16,627
                3,155          Johnson & Johnson          164,880
                1,280          Medtronic, Inc.             54,848
                  120    @     St. Jude Medical,
                                Inc.                        8,862
                  210          Stryker Corp.               11,237
                  190    @     Zimmer Holdings, Inc.        6,775
                                                      -----------
                                                          301,455
                                                      -----------
                               HEALTHCARE -- SERVICES: 0.11%
                  230    @     Health Management
                                Associates, Inc.            4,635
                  320    @     Healthsouth Corp.            4,093
                  240    @     Humana, Inc.                 3,751
                  130    @     Manor Care, Inc.             2,990
                  320    @     Tenet Healthcare
                                Corp.                      22,896
                  430          UnitedHealth Group,
                                Inc.                       39,367
                  260    @     Wellpoint Health
                                Networks                   20,231
                                                      -----------
                                                           97,963
                                                      -----------
                               HOME BUILDERS: 0.01%
                   60          Centex Corp.                 3,467
                   80          KB Home                      4,121
                                                      -----------
                                                            7,588
                                                      -----------
                               HOME FURNISHINGS: 0.02%
                  190          Leggett & Platt, Inc.        4,446
                  100          Maytag Corp.                 4,265
                   90          Whirlpool Corp.              5,882
                                                      -----------
                                                           14,593
                                                      -----------
                               HOUSEHOLD PRODUCTS/
                                WARES: 0.04%
                  110          Avery Dennison Corp.         6,902
                  300          Clorox Co.                  12,405
                  270          Fortune Brands, Inc.        15,120
                                                      -----------
                                                           34,427
                                                      -----------
                               HOUSEWARES: 0.01%
                  320          Newell Rubbermaid,
                                Inc.                       11,219
                                                      -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               INSURANCE: 0.39%
                  270    @@    ACE Ltd.               $     8,532
                  520          Aflac, Inc.                 16,640
                  720          Allstate Corp.              26,626
                  100          AMBAC Financial
                                Group, Inc.                 6,720
                1,086          American Intl. Group        74,098
                  290          AON Corp.                    8,549
                  160          Chubb Corp.                 11,328
                  200          Cigna Corp.                 19,484
                  150          Cincinnati Financial
                                Corp.                       6,979
                  100          Hartford Financial
                                Services Group, Inc.        5,947
                  160          Jefferson-Pilot Corp.        7,520
                  310          John Hancock
                                Financial Services,
                                Inc.                       10,912
                   80          Lincoln National
                                Corp.                       3,360
                   80          Loews Corp.                  4,239
                  270          Marsh & McLennan
                                Cos., Inc.                 26,082
                  190          MBIA, Inc.                  10,741
                  980          Metlife, Inc.               28,224
                  110          MGIC Investment Corp.        7,458
                  370          Progressive Corp.           21,405
                  150          Safeco Corp.                 4,634
                  170          Torchmark Corp.              6,494
                  270          UnumProvident Corp.          6,872
                  140    @@    XL Capital Ltd.             11,858
                                                      -----------
                                                          334,702
                                                      -----------
                               INTERNET: 0.02%
                  580          Charles Schwab Corp.         6,496
                  530    @     Yahoo, Inc.                  7,823
                                                      -----------
                                                           14,319
                                                      -----------
                               IRON/STEEL: 0.01%
                  120          Nucor Corp.                  7,805
                                                      -----------
                               LEISURE TIME: 0.05%
                   90          Brunswick Corp.              2,520
                  610          Carnival Corp.              16,891
                  320          Harley-Davidson, Inc.       16,406
                  150    @     Sabre Holdings Corp.         5,370
                                                      -----------
                                                           41,187
                                                      -----------
                               LODGING: 0.02%
                  110    @     Harrah's
                                Entertainment, Inc.         4,879
                  170          Hilton Hotels Corp.          2,363
                  100          Marriott Intl., Inc.         3,805
                   90          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        2,960
                                                      -----------
                                                           14,007
                                                      -----------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  340          Deere & Co.                 16,286
                  280          Dover Corp.                  9,800
                  190          Rockwell Automation,
                                Inc.                        3,796
                                                      -----------
                                                           29,882
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               MEDIA: 0.26%
                1,810    @     AOL Time Warner, Inc.  $    26,625
                  610    @     Clear Channel
                                Communications, Inc.       19,532
                  960    @     Comcast Corp.               22,886
                  270          Gannett Co, Inc.            20,493
                  150          Knight-Ridder, Inc.          9,443
                  210          McGraw-Hill Cos.,
                                Inc.                       12,537
                   90          Meredith Corp.               3,452
                  180          New York Times Co.           9,270
                  360          Tribune Co.                 15,660
                  240    @     Univision
                                Communications, Inc.        7,536
                1,810    @     Viacom, Inc.                80,310
                                                      -----------
                                                          227,744
                                                      -----------
                               MINING: 0.05%
                  330    @@    Alcan, Inc.                 12,382
                  620    @@    Barrick Gold Corp.          11,774
                  170    @     Freeport-McMoRan
                                Copper & Gold, Inc.         3,035
                  420          Newmont Mining Corp.        11,059
                  120          Phelps Dodge Corp.           4,944
                  350    @@    Placer Dome, Inc.            3,924
                                                      -----------
                                                           47,118
                                                      -----------
                               MISCELLANEOUS MANUFACTURING: 0.54%
                  410          3M Co.                      50,430
                  120          Cooper Industries
                                Ltd.                        4,716
                   40          Crane Co.                    1,015
                  150          Danaher Corp.                9,952
                  290          Eastman Kodak Co.            8,459
                  100          Eaton Corp.                  7,275
               10,380          General Electric Co.       301,539
                  330          Honeywell Intl., Inc.       11,626
                  340          Illinois Tool Works,
                                Inc.                       23,222
                  120          ITT Industries, Inc.         8,472
                  130          Pall Corp.                   2,698
                  140          Textron, Inc.                6,566
                2,070    @@    Tyco Intl. Ltd.             27,966
                                                      -----------
                                                          463,936
                                                      -----------
                               OFFICE/BUSINESS
                                EQUIPMENT: 0.02%
                  260          Pitney Bowes, Inc.          10,327
                  740          Xerox Corp.                  5,158
                                                      -----------
                                                           15,485
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               OIL & GAS: 0.69%
                  100          Amerada Hess Corp.     $     8,250
                  260          Apache Corp.                14,945
                   80          Burlington Resources,
                                Inc.                        3,040
                1,431          ChevronTexaco Corp.        126,643
                  890          Conoco, Inc.                24,742
                  170          Devon Energy Corp.           8,378
                3,630          Exxon Mobil Corp.          148,540
                  590          Marathon Oil Corp.          16,001
                  180   @,@@   Nabors Industries
                                Ltd.                        6,354
                  110    @     Noble Corp.                  4,246
                  530          Occidental Petroleum
                                Corp.                      15,895
                  528          Phillips Petroleum
                                Co.                        31,089
                2,850    @@    Royal Dutch Petroleum
                                Co. ADR                   157,520
                  100          Sunoco, Inc.                 3,563
                  420          Transocean, Inc.            13,083
                  330          Unocal Corp.                12,190
                                                      -----------
                                                          594,479
                                                      -----------
                               OIL & GAS SERVICES: 0.02%
                  180          Baker Hughes, Inc.           5,992
                  170    @     BJ Services Co.              5,760
                  580          Halliburton Co.              9,245
                                                      -----------
                                                           20,997
                                                      -----------
                               PACKAGING & CONTAINERS: 0.02%
                   80          Ball Corp.                   3,318
                   60          Bemis Co.                    2,850
                  210    @     Pactiv Corp.                 4,998
                   80    @     Sealed Air Corp.             3,222
                                                      -----------
                                                           14,388
                                                      -----------
                               PHARMACEUTICALS: 0.72%
                  650          Abbott Laboratories         24,472
                  130          Allergan, Inc.               8,677
                  100          AmerisourceBergen
                                Corp.                       7,600
                1,940          Bristol-Myers Squibb
                                Co.                        49,858
                1,190          Eli Lilly & Co.             67,116
                  190    @     Forest Laboratories,
                                Inc.                       13,452
                  330    @     King Pharmaceuticals,
                                Inc.                        7,343
                  300    @     Medimmune, Inc.              7,920
                2,350          Merck & Co., Inc.          119,004
                6,590          Pfizer, Inc.               230,650
                  540          Pharmacia Corp.             20,223
                1,450          Schering-Plough Corp.       35,670
                  120    @     Watson
                                Pharmaceuticals,
                                Inc.                        3,032
                  540          Wyeth                       27,648
                                                      -----------
                                                          622,665
                                                      -----------
                               PIPELINES: 0.01%
                  400          Dynegy, Inc.                 2,880
                  210          EL Paso Corp.                4,328
                   50          Kinder Morgan, Inc.          1,901
                  500          Williams Cos., Inc.          2,995
                                                      -----------
                                                           12,104
                                                      -----------
                               REITS: 0.02%
                  420          Equity Office
                                Properties Trust           12,642
                  160          Equity Residential           4,600
                                                      -----------
                                                           17,242
                                                      -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               RETAIL: 0.99%
                  180    @     Autozone, Inc.         $    13,914
                  420    @     Bed Bath & Beyond,
                                Inc.                       15,851
                  575    @     Best Buy Co., Inc.          20,872
                  370          Circuit City Stores,
                                Inc.                        6,937
                  470    @     Costco Wholesale
                                Corp.                      18,151
                  210          Darden Restaurants,
                                Inc.                        5,187
                  120          Dillard's, Inc.              3,155
                  380          Dollar General Corp.         7,231
                  160          Family Dollar Stores         5,640
                  290    @     Federated Department
                                Stores                     11,513
                  930          Gap, Inc. (The)             13,206
                4,150          Home Depot, Inc.           152,430
                  450          JC Penney Co, Inc.           9,909
                  350    @     Kohl's Corp.                24,528
                1,390          Lowe's Cos., Inc.           63,106
                  930          Ltd. Brands                 19,809
                  340          May Department Stores
                                Co.                        11,196
                1,370          McDonald's Corp.            38,977
                  160          Nordstrom, Inc.              3,624
                  500    @     Office Depot, Inc.           8,400
                  300          RadioShack Corp.             9,018
                  350          Sears Roebuck and Co.       19,005
                  790    @     Staples, Inc.               15,563
                  370    @     Starbucks Corp.              9,195
                  950          Target Corp.                36,195
                  150          Tiffany & Co.                5,280
                  980          TJX Cos., Inc.              19,218
                  220    @     Toys R US, Inc.              3,843
                  420          Walgreen Co.                16,225
                4,600          Wal-Mart Stores, Inc.      253,046
                  110          Wendy's Intl., Inc.          4,381
                  340    @     Yum! Brands, Inc.            9,945
                                                      -----------
                                                          854,550
                                                      -----------
                               SAVINGS & LOANS: 0.07%
                  280          Golden West Financial
                                Corp.                      19,258
                1,010          Washington Mutual,
                                Inc.                       37,481
                                                      -----------
                                                           56,739
                                                      -----------
                               SEMICONDUCTORS: 0.35%
                  500    @     Altera Corp.                 6,800
                  620    @     Analog Devices, Inc.        18,414
                2,150    @     Applied Materials,
                                Inc.                       40,893
                  320    @     Broadcom Corp.               5,613
                6,440          Intel Corp.                117,659
                  180    @     Kla-Tencor Corp.             7,918
                  400          Linear Technology
                                Corp.                      12,572
                  290    @     LSI Logic Corp.              2,538
                  420    @     Maxim Integrated
                                Products                   16,099
                  240    @     National
                                Semiconductor Corp.         7,001
                  160    @     Novellus Systems,
                                Inc.                        5,440
                  190    @     Nvidia Corp.                 3,264
                  160    @     PMC -- Sierra, Inc.          1,483
                  160    @     QLogic Corp.                 6,096
                   80    @     Teradyne, Inc.               1,880
                1,620          Texas Instruments,
                                Inc.                       38,394
                  330    @     Xilinx, Inc.                 7,402
                                                      -----------
                                                          299,466
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               SOFTWARE: 0.66%
                  280          Adobe Systems, Inc.    $     7,980
                  120          Autodesk, Inc.               1,590
                  880          Automatic Data
                                Processing                 38,324
                  204    @     BMC Software, Inc.           3,386
                  170    @     Citrix Systems, Inc.         1,027
                  590          Computer Associates
                                Intl., Inc.                 9,375
                  560    @     Compuware Corp.              3,399
                  760          First Data Corp.            28,272
                  245    @     Fiserv, Inc.                 8,994
                  200    @     Intuit, Inc.                 9,944
                   90    @     Mercury Interactive
                                Corp.                       2,066
                7,060    @     Microsoft Corp.            386,182
                5,270    @     Oracle Corp.                49,907
                  550    @     Peoplesoft, Inc.             8,184
                  200    @     Rational Software
                                Corp.                       1,642
                  520    @     Siebel Systems, Inc.         7,394
                                                      -----------
                                                          567,666
                                                      -----------
                               TELECOMMUNICATIONS: 0.63%
                  310          Alltel Corp.                14,570
                   90    @     Andrew Corp.                 1,290
                3,870          AT&T Corp.                  41,409
                2,991    @     AT&T Wireless
                                Services, Inc.             17,497
                2,590          BellSouth Corp.             81,585
                  230          CenturyTel, Inc.             6,785
                7,070    @     Cisco Systems, Inc.         98,626
                  380    @     Citizens
                                Communications Co.          3,177
                  160    @     Comverse Technology,
                                Inc.                        1,482
                2,200          Motorola, Inc.              31,724
                  300    @     Qualcomm, Inc.               8,247
                3,430          SBC Communications,
                                Inc.                      104,615
                  180          Scientific-Atlanta,
                                Inc.                        2,961
                1,060          Sprint Corp.-FON
                                Group                      11,247
                  400    @     Tellabs, Inc.                2,480
                2,840          Verizon
                                Communications, Inc.      114,026
                                                      -----------
                                                          541,721
                                                      -----------

       Shares                                            Value
------------------------------------------------------------------
                               TEXTILES: 0.01%
                  180          Cintas Corp.           $     8,897
                                                      -----------
                               TOBACCO: 0.11%
                2,230          Philip Morris Cos.,
                                Inc.                       97,406
                                                      -----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  220          Hasbro, Inc.                 2,983
                  590          Mattel, Inc.                12,437
                                                      -----------
                                                           15,420
                                                      -----------
                               TRANSPORTATION: 0.07%
                  380          Burlington Northern
                                Santa Fe Corp.             11,400
                  240          CSX Corp.                    8,412
                  340          FedEx Corp.                 18,156
                  160          Norfolk Southern
                                Corp.                       3,741
                  290          Union Pacific Corp.         18,351
                                                      -----------
                                                           60,060
                                                      -----------
                               Total Common Stock
                                (Cost $10,001,764)      9,082,970
                                                      -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
BONDS/NOTES: 28.35%
                               REGIONAL
                                (STATE/PROVINCE):
                                1.14%
     $      1,100,000          Tennessee Valley
                                Authority, Zero
                                  Coupon, due
                                04/15/05            $   983,548
                                                    -----------

                               SOVEREIGN: 27.21%
            1,164,000          FICO Strip, Zero
                                Coupon, due
                                04/06/05              1,046,785
            3,238,000          FICO Strip, Zero
                                Coupon, due
                                06/06/05              2,886,376
            1,959,000          FICO Strip, Zero
                                Coupon, due
                                06/06/05              1,746,266
            5,000,000          Israel Trust, Zero
                                Coupon, due
                                05/15/05              4,473,710
           15,000,000          Israel Trust, Zero
                                Coupon, due
                                05/15/05             13,421,130
                                                    -----------
                                                     23,574,267
                                                    -----------
                               Total Bonds/Notes
                                (Cost $24,087,243)   24,557,815
                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.39%
                               FEDERAL HOME LOAN
                                MORTGAGE
                                CORPORATION:
                                15.57%
           15,000,000          Zero Coupon, due
                                05/31/05             13,496,430
                                                    -----------

                               FEDERAL NATIONAL
                                MORTGAGE
                                ASSOCIATION:
                                20.82%
           20,000,000          Zero Coupon, due
                                06/14/05             18,038,840
                                                    -----------

                               Total U.S.
                                Government Agency
                                Obligations
                                (Cost $30,004,340)   31,535,270
                                                    -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 23.96%
                        U.S. TREASURY STRIP: 23.96%
     $10,102,000        Zero Coupon, due 05/15/05    $ 9,156,705
      12,808,000        Zero Coupon, due 05/15/05     11,606,187
                                                     -----------

                        Total U.S. Treasury
                         Obligations
                         (Cost $20,142,269)           20,762,892
                                                     -----------

                        Total Long-Term Obligations
                         (Cost $84,235,616)
                                                      85,938,947
                                                     -----------
SHORT-TERM INVESTMENTS: 0.89%
         770,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                        770,000
                                                     -----------
                        Total Short-Term
                         Investments
                         (Cost $770,000)                 770,000
                                                     -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $85,005,616)*      100.07%  $86,708,947
                                            -------  -----------
                        OTHER ASSETS AND
                         LIABILITIES-NET    (0.07)%      (59,986)
                                            -------  -----------
                        NET ASSETS          100.00%  $86,648,961
                                            =======  ===========

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 2,912,695
                        Gross Unrealized
                         Depreciation                    (1,209,364)
                                                        -----------
                        Net Unrealized
                         Appreciation                   $ 1,703,331
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
COMMON STOCK: 6.95%
                               ADVERTISING: 0.00%
                   40          Omnicom Group              $     1,832
                                                          -----------
                               AEROSPACE/DEFENSE: 0.07%
                   50          General Dynamics Corp.           5,317
                   30          Goodrich Corp.                     820
                  110          Lockheed Martin Corp.            7,645
                   60          Northrop Grumman Corp.           7,500
                  220          Raytheon Co.                     8,965
                   40          Rockwell Collins, Inc.           1,097
                  270          United Technologies Corp.       18,333
                                                          -----------
                                                               49,677
                                                          -----------
                               AGRICULTURE: 0.00%
                  100          UST, Inc.                        3,400
                                                          -----------
                               AIRLINES: 0.00%
                  180          Southwest Airlines Co.           2,909
                                                          -----------
                               APPAREL: 0.03%
                  120    @     Jones Apparel Group, Inc.        4,500
                   80          Liz Claiborne, Inc.              2,544
                  160          Nike, Inc.                       8,584
                   40    @     Reebok Intl. Ltd.                1,180
                  110          VF Corp.                         4,313
                                                          -----------
                                                               21,121
                                                          -----------
                               AUTO MANUFACTURERS: 0.06%
                1,040          Ford Motor Co.                  16,640
                  330          General Motors Corp.            17,638
                   50          Navistar Intl. Corp.             1,600
                  120          Paccar, Inc.                     5,327
                                                          -----------
                                                               41,205
                                                          -----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                   60          Cooper Tire & Rubber Co.         1,233
                  100          Dana Corp.                       1,853
                  340          Delphi Corp.                     4,488
                  110          Goodyear Tire & Rubber
                                Co.                             2,058
                  120          TRW, Inc.                        6,838
                   70          Visteon Corp.                      994
                                                          -----------
                                                               17,464
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               BANKS: 0.52%
                  220          AmSouth Bancorp            $     4,924
                1,200          Bank of America Corp.           84,432
                  930          Bank One Corp.                  35,786
                  260          BB&T Corp.                      10,036
                  120          Charter One Financial,
                                Inc.                            4,126
                  110          Comerica, Inc.                   6,754
                  140          Fifth Third Bancorp              9,331
                  100          First Tennessee National
                                Corp.                           3,830
                  610          FleetBoston Financial
                                Corp.                          19,733
                  130          Huntington Bancshares,
                                Inc.                            2,525
                  250          Keycorp                          6,825
                  200          Marshall & Ilsley Corp.          6,186
                  260          Mellon Financial Corp.           8,172
                  480          National City Corp.             15,960
                   50          Northern Trust Corp.             2,203
                  160          PNC Financial Services
                                Group, Inc.                     8,365
                  130          Regions Financial Corp.          4,570
                  190          SouthTrust Corp.                 4,963
                  190          State Street Corp.               8,493
                  170          SunTrust Banks, Inc.            11,512
                  160          Union Planters Corp.             5,179
                1,100          US Bancorp                      25,685
                1,080          Wachovia Corp.                  41,234
                  980          Wells Fargo & Co.               49,059
                   30          Zions Bancorporation             1,563
                                                          -----------
                                                              381,446
                                                          -----------
                               BEVERAGES: 0.24%
                  510          Anheuser-Busch Cos., Inc.       25,500
                   50          Brown-Forman Corp.               3,450
                1,440          Coca-Cola Co.                   80,640
                  260          Coca-Cola Enterprises,
                                Inc.                            5,741
                   20          Coors (Adolph)                   1,246
                  160          Pepsi Bottling Group,
                                Inc.                            4,928
                1,020          PepsiCo, Inc.                   49,164
                                                          -----------
                                                              170,669
                                                          -----------
                               BIOTECHNOLOGY: 0.05%
                  610    @     Amgen, Inc.                     25,547
                   70    @     Chiron Corp.                     2,474
                  120    @     Genzyme Corp.                    2,309
                  310    @     Immunex Corp.                    6,925
                                                          -----------
                                                               37,255
                                                          -----------
                               BUILDING MATERIALS: 0.03%
                   40    @     American Standard Cos.,
                                Inc.                            3,004
                  500          Masco Corp.                     13,555
                   60          Vulcan Materials Co.             2,628
                                                          -----------
                                                               19,187
                                                          -----------
                               CHEMICALS: 0.13%
                  150          Air Products & Chemicals,
                                Inc.                            7,570
                   70          Ashland, Inc.                    2,835
                  530          Dow Chemical Co.                18,221
                  780          Du Pont (E.I.) de Nemours
                                & Co.                          34,632
                   80          Ecolab, Inc.                     3,698
                   80          Engelhard Corp.                  2,266
                   70          International Flavors &
                                Fragrances, Inc.                2,274
                  100          PPG Industries, Inc.             6,190
                  100          Praxair, Inc.                    5,697
                  140          Rohm & Haas Co.                  5,669
                   90          Sherwin-Williams Co.             2,694
                                                          -----------
                                                               91,746
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               COMMERCIAL SERVICES: 0.07%
                  100    @     Apollo Group, Inc.         $     3,942
                  290    @     Concord EFS, Inc.                8,741
                   70    @     Convergys Corp.                  1,364
                   60          Deluxe Corp.                     2,333
                  100          Equifax, Inc.                    2,700
                  110          H&R Block, Inc.                  5,076
                  170          McKesson Corp.                   5,559
                   90          Moody's Corp.                    4,477
                  210          Paychex, Inc.                    6,571
                  160    @     Quintiles Transnational
                                Corp.                           1,998
                  150    @     Robert Half Intl., Inc.          3,495
                   60          RR Donnelley & Sons Co.          1,653
                                                          -----------
                                                               47,909
                                                          -----------
                               COMPUTERS: 0.27%
                  170    @     Apple Computer, Inc.             3,012
                  160    @     Computer Sciences Corp.          7,648
                2,270    @     Dell Computer Corp.             59,338
                  250          Electronic Data Systems
                                Corp.                           9,287
                1,160    @     EMC Corp.-Mass.                  8,758
                1,553          Hewlett-Packard Co.             23,730
                  920          International Business
                                Machines Corp.                 66,240
                   60    @     Lexmark Intl., Inc.              3,264
                  280    @     Network Appliance, Inc.          3,483
                1,630    @     Sun Microsystems, Inc.           8,166
                  110    @     Unisys Corp.                       990
                  230    @     Veritas Software Corp.           4,552
                                                          -----------
                                                              198,468
                                                          -----------
                               COSMETICS/PERSONAL CARE: 0.25%
                   50          Alberto-Culver Co.               2,390
                  140          Avon Products, Inc.              7,314
                  320          Colgate-Palmolive Co.           16,016
                  610          Gillette Co.                    20,661
                  310          Kimberly-Clark Corp.            19,220
                1,280          Procter & Gamble Co.           114,304
                                                          -----------
                                                              179,905
                                                          -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  100          Genuine Parts Co.                3,487
                   70          WW Grainger, Inc.                3,507
                                                          -----------
                                                                6,994
                                                          -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.57%
                  780          American Express Co.            28,330
                   90          Bear Stearns Cos., Inc.          5,508
                  130          Capital One Financial
                                Corp.                           7,936
                2,983          Citigroup, Inc.                115,591
                   90          Countrywide Credit Ind.,
                                Inc.                            4,342
                  780          Fannie Mae                      57,525
                  550          Freddie Mac                     33,660
                  360          Household Intl., Inc.           17,892
                1,560          JP Morgan Chase & Co.           52,915
                  140          Lehman Brothers Holdings,
                                Inc.                            8,753
                  680          MBNA Corp.                      22,488
                  490          Merrill Lynch & Co, Inc.        19,845
                  630          Morgan Stanley                  27,140
                   90          SLM Corp.                        8,721
                   90          Stilwell Financial, Inc.         1,638
                   60          T Rowe Price Group, Inc.         1,973
                                                          -----------
                                                              414,257
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                               ELECTRIC: 0.17%
                  200    @     AES Corp.                  $     1,084
                   80          Allegheny Energy, Inc.           2,060
                  180          American Electric Power
                                Co., Inc.                       7,204
                   90          Cinergy Corp.                    3,239
                  120          Consolidated Edison, Inc.        5,010
                   90          Constellation Energy
                                Group, Inc.                     2,641
                  160          Dominion Resources, Inc.        10,592
                   90          DTE Energy Co.                   4,018
                  490          Duke Energy Corp.               15,239
                  300    @     Edison Intl.                     5,100
                  130          Entergy Corp.                    5,517
                  170          FirstEnergy Corp.                5,675
                  347    @     Mirant Corp.                     2,533
                  120          NiSource, Inc.                   2,620
                  400    @     PG&E Corp.                       7,156
                   50          Pinnacle West Capital
                                Corp.                           1,975
                   60          PPL Corp.                        1,985
                  130          Progress Energy, Inc.            6,761
                  120          Public Service Enterprise
                                Group, Inc.                     5,196
                  270          Reliant Energy, Inc.             4,563
                  400          Southern Co.                    10,960
                   50          TECO Energy, Inc.                1,238
                  160          TXU Corp.                        8,248
                  240          Xcel Energy, Inc.                4,025
                                                          -----------
                                                              124,639
                                                          -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.02%
                  120    @     American Power Conversion        1,516
                  240          Emerson Electric Co.            12,842
                  110          Molex, Inc.                      3,688
                                                          -----------
                                                               18,046
                                                          -----------
                               ELECTRONICS: 0.04%
                  240    @     Agilent Technologies,
                                Inc.                            5,676
                  120          Applera Corp. -- Applied
                                Biosystems Group                2,339
                  160    @     Jabil Circuit, Inc.              3,378
                   50          Johnson Controls, Inc.           4,080
                  100          Parker Hannifin Corp.            4,779
                  250    @     Sanmina Corp.                    1,578
                  700    @     Solectron Corp.                  4,305
                   90    @     Thermo Electron Corp.            1,485
                   20    @     Waters Corp.                       534
                                                          -----------
                                                               28,154
                                                          -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   70          Fluor Corp.                      2,726
                                                          -----------
                               ENTERTAINMENT: 0.00%
                   60    @     International Game
                                Technology                      3,402
                                                          -----------
                               ENVIRONMENTAL CONTROL: 0.02%
                  170    @     Allied Waste Industries,
                                Inc.                            1,632
                  360          Waste Management, Inc.           9,378
                                                          -----------
                                                               11,010
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               FOOD: 0.15%
                  230          Albertson's, Inc.          $     7,006
                  662          Archer-Daniels-Midland
                                Co.                             8,467
                  230          Campbell Soup Co.                6,362
                  430          Conagra Foods, Inc.             11,889
                  210          General Mills, Inc.              9,257
                   70          Hershey Foods Corp.              4,375
                   80          HJ Heinz Co.                     3,288
                  230          Kellogg Co.                      8,248
                  460    @     Kroger Co.                       9,154
                  450          Sara Lee Corp.                   9,288
                  110          Supervalu, Inc.                  2,698
                  380          Sysco Corp.                     10,344
                  330    @@    Unilever NV ADR                 21,384
                   40          Winn-Dixie Stores, Inc.            624
                                                          -----------
                                                              112,384
                                                          -----------
                               FOREST PRODUCTS & PAPER: 0.04%
                   30          Boise Cascade Corp.              1,036
                  220          Georgia-Pacific Corp.            5,408
                  300          International Paper Co.         13,074
                  110          Plum Creek Timber Co.,
                                Inc.                            3,377
                   40          Temple-Inland, Inc.              2,314
                   50          Weyerhaeuser Co.                 3,193
                                                          -----------
                                                               28,402
                                                          -----------
                               GAS: 0.01%
                  120          KeySpan Corp.                    4,518
                   20          Nicor, Inc.                        915
                   10          Peoples Energy Corp.               365
                  150          Sempra Energy                    3,320
                                                          -----------
                                                                9,118
                                                          -----------
                               HAND/MACHINE TOOLS: 0.01%
                   60          Black & Decker Corp.             2,892
                   40          Snap-On, Inc.                    1,188
                   50          Stanley Works                    2,051
                                                          -----------
                                                                6,131
                                                          -----------
                               HEALTHCARE -- PRODUCTS: 0.24%
                  140          Baxter Intl., Inc.               6,223
                  150          Becton Dickinson & Co.           5,167
                  100          Biomet, Inc.                     2,712
                  240    @     Boston Scientific Corp.          7,037
                   50          CR Bard, Inc.                    2,829
                  310    @     Guidant Corp.                    9,371
                1,785          Johnson & Johnson               93,284
                  710          Medtronic, Inc.                 30,423
                   80    @     St. Jude Medical, Inc.           5,908
                  120          Stryker Corp.                    6,421
                  110    @     Zimmer Holdings, Inc.            3,923
                                                          -----------
                                                              173,298
                                                          -----------
                               HEALTHCARE -- SERVICES: 0.08%
                  200    @     Health Management
                                Associates, Inc.                4,030
                  230    @     Healthsouth Corp.                2,942
                  100    @     Humana, Inc.                     1,563
                  110    @     Manor Care, Inc.                 2,530
                  190    @     Tenet Healthcare Corp.          13,595
                  240          UnitedHealth Group, Inc.        21,972
                  140    @     Wellpoint Health Networks       10,893
                                                          -----------
                                                               57,525
                                                          -----------
                               HOME BUILDERS: 0.01%
                   40          Centex Corp.                     2,312
                   50          KB Home                          2,575
                                                          -----------
                                                                4,887
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               HOME FURNISHINGS: 0.01%
                  150          Leggett & Platt, Inc.      $     3,510
                   50          Maytag Corp.                     2,132
                   60          Whirlpool Corp.                  3,922
                                                          -----------
                                                                9,564
                                                          -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
                   70          Avery Dennison Corp.             4,392
                  180          Clorox Co.                       7,443
                  150          Fortune Brands, Inc.             8,400
                                                          -----------
                                                               20,235
                                                          -----------
                               HOUSEWARES: 0.01%
                  160          Newell Rubbermaid, Inc.          5,610
                                                          -----------
                               INSURANCE: 0.26%
                  150    @@    ACE Ltd.                         4,740
                  290          Aflac, Inc.                      9,280
                  410          Allstate Corp.                  15,162
                   60          AMBAC Financial Group,
                                Inc.                            4,032
                  613          American Intl. Group            41,825
                  160          AON Corp.                        4,717
                  100          Chubb Corp.                      7,080
                  110          Cigna Corp.                     10,716
                  100          Cincinnati Financial
                                Corp.                           4,653
                   60          Hartford Financial
                                Services Group, Inc.            3,568
                   80          Jefferson-Pilot Corp.            3,760
                  170          John Hancock Financial
                                Services, Inc.                  5,984
                   50          Lincoln National Corp.           2,100
                   40          Loews Corp.                      2,120
                  160          Marsh & McLennan Cos.,
                                Inc.                           15,456
                   85          MBIA, Inc.                       4,805
                  550          Metlife, Inc.                   15,840
                   60          MGIC Investment Corp.            4,068
                  210          Progressive Corp.               12,149
                   70          Safeco Corp.                     2,162
                   70          Torchmark Corp.                  2,674
                  150          UnumProvident Corp.              3,818
                   80    @@    XL Capital Ltd.                  6,776
                                                          -----------
                                                              187,485
                                                          -----------
                               INTERNET: 0.01%
                  320          Charles Schwab Corp.             3,584
                  300    @     Yahoo, Inc.                      4,428
                                                          -----------
                                                                8,012
                                                          -----------
                               IRON/STEEL: 0.00%
                   40          Nucor Corp.                      2,602
                                                          -----------
                               LEISURE TIME: 0.03%
                   40          Brunswick Corp.                  1,120
                  340          Carnival Corp.                   9,415
                  180          Harley-Davidson, Inc.            9,229
                  120    @     Sabre Holdings Corp.             4,296
                                                          -----------
                                                               24,060
                                                          -----------
                               LODGING: 0.01%
                   60    @     Harrah's Entertainment,
                                Inc.                            2,661
                  200          Hilton Hotels Corp.              2,780
                   50          Marriott Intl., Inc.             1,902
                   50          Starwood Hotels & Resorts
                                Worldwide, Inc.                 1,645
                                                          -----------
                                                                8,988
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                               MACHINERY -- DIVERSIFIED: 0.02%
                  180          Deere & Co.                $     8,622
                  110          Dover Corp.                      3,850
                  110          Rockwell Automation, Inc.        2,198
                                                          -----------
                                                               14,670
                                                          -----------
                               MEDIA: 0.17%
                1,030    @     AOL Time Warner, Inc.           15,151
                  350    @     Clear Channel
                                Communications, Inc.           11,207
                  560    @     Comcast Corp.                   13,350
                  160          Gannett Co, Inc.                12,144
                   90          Knight-Ridder, Inc.              5,665
                  110          McGraw-Hill Cos., Inc.           6,567
                   90          New York Times Co.               4,635
                  180          Tribune Co.                      7,830
                  130    @     Univision Communications,
                                Inc.                            4,082
                1,020    @     Viacom, Inc.                    45,257
                                                          -----------
                                                              125,888
                                                          -----------
                               MINING: 0.04%
                  210    @@    Alcan, Inc.                      7,879
                  320    @@    Barrick Gold Corp.               6,077
                   90    @     Freeport-McMoRan Copper &
                                Gold, Inc.                      1,606
                  250          Newmont Mining Corp.             6,582
                   60          Phelps Dodge Corp.               2,472
                  280    @@    Placer Dome, Inc.                3,139
                                                          -----------
                                                               27,755
                                                          -----------
                               MISCELLANEOUS MANUFACTURING: 0.35%
                  230          3M Co.                          28,290
                   90          Cooper Industries Ltd.           3,537
                   40          Crane Co.                        1,015
                   80          Danaher Corp.                    5,308
                  160          Eastman Kodak Co.                4,667
                   40          Eaton Corp.                      2,910
                5,760          General Electric Co.           167,328
                  190          Honeywell Intl., Inc.            6,694
                  170          Illinois Tool Works, Inc.       11,611
                   50          ITT Industries, Inc.             3,530
                  120          Pall Corp.                       2,490
                   80          Textron, Inc.                    3,752
                1,170    @@    Tyco Intl. Ltd.                 15,807
                                                          -----------
                                                              256,939
                                                          -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  150          Pitney Bowes, Inc.               5,958
                  370          Xerox Corp.                      2,579
                                                          -----------
                                                                8,537
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               OIL & GAS: 0.46%
                   60          Amerada Hess Corp.         $     4,950
                  140          Apache Corp.                     8,047
                   80          Burlington Resources,
                                Inc.                            3,040
                  797          ChevronTexaco Corp.             70,534
                  490          Conoco, Inc.                    13,622
                  110          Devon Energy Corp.               5,421
                2,030          Exxon Mobil Corp.               83,068
                  330          Marathon Oil Corp.               8,950
                  110   @,@@   Nabors Industries Ltd.           3,883
                   40    @     Noble Corp.                      1,544
                  290          Occidental Petroleum
                                Corp.                           8,697
                  294          Phillips Petroleum Co.          17,311
                1,600    @@    Royal Dutch Petroleum Co.
                                ADR                            88,432
                   60          Sunoco, Inc.                     2,138
                  250          Transocean, Inc.                 7,787
                  220          Unocal Corp.                     8,127
                                                          -----------
                                                              335,551
                                                          -----------
                               OIL & GAS SERVICES: 0.02%
                  100          Baker Hughes, Inc.               3,329
                  150    @     BJ Services Co.                  5,082
                  330          Halliburton Co.                  5,260
                                                          -----------
                                                               13,671
                                                          -----------
                               PACKAGING & CONTAINERS: 0.01%
                   40          Ball Corp.                       1,659
                   60          Bemis Co.                        2,850
                  130    @     Pactiv Corp.                     3,094
                   70    @     Sealed Air Corp.                 2,819
                                                          -----------
                                                               10,422
                                                          -----------
                               PHARMACEUTICALS: 0.48%
                  360          Abbott Laboratories             13,554
                   80          Allergan, Inc.                   5,340
                   60          AmerisourceBergen Corp.          4,560
                1,120          Bristol-Myers Squibb Co.        28,784
                  660          Eli Lilly & Co.                 37,224
                  110    @     Forest Laboratories, Inc.        7,788
                  230    @     King Pharmaceuticals,
                                Inc.                            5,117
                  150    @     Medimmune, Inc.                  3,960
                1,330          Merck & Co, Inc.                67,351
                3,660          Pfizer, Inc.                   128,100
                  300          Pharmacia Corp.                 11,235
                  850          Schering-Plough Corp.           20,910
                   60    @     Watson Pharmaceuticals,
                                Inc.                            1,516
                  300          Wyeth                           15,360
                                                          -----------
                                                              350,799
                                                          -----------
                               PIPELINES: 0.01%
                  370          Dynegy, Inc.                     2,664
                  110          EL Paso Corp.                    2,267
                   50          Kinder Morgan, Inc.              1,901
                  110          Williams Cos., Inc.                659
                                                          -----------
                                                                7,491
                                                          -----------
                               REITS: 0.01%
                  230          Equity Office Properties
                                Trust                           6,923
                   70          Equity Residential               2,012
                                                          -----------
                                                                8,935
                                                          -----------

       Shares                                                Value
----------------------------------------------------------------------
                               RETAIL: 0.66%
                  100    @     Autozone, Inc.             $     7,730
                  260    @     Bed Bath & Beyond, Inc.          9,812
                  315    @     Best Buy Co., Inc.              11,434
                  210          Circuit City Stores, Inc.        3,937
                  260    @     Costco Wholesale Corp.          10,041
                  140          Darden Restaurants, Inc.         3,458
                   70          Dillard's, Inc.                  1,840
                  180          Dollar General Corp.             3,425
                  110          Family Dollar Stores             3,877
                  160    @     Federated Department
                                Stores                          6,352
                  490          Gap, Inc. (The)                  6,958
                2,320          Home Depot, Inc.                85,214
                  240          JC Penney Co, Inc.               5,285
                  190    @     Kohl's Corp.                    13,315
                  770          Lowe's Cos., Inc.               34,958
                  490          Ltd. Brands                     10,437
                  170          May Department Stores Co.        5,598
                  740          McDonald's Corp.                21,053
                   70          Nordstrom, Inc.                  1,586
                  300    @     Office Depot, Inc.               5,040
                  160          RadioShack Corp.                 4,810
                  190          Sears Roebuck and Co.           10,317
                  460    @     Staples, Inc.                    9,062
                  230    @     Starbucks Corp.                  5,716
                  520          Target Corp.                    19,812
                   90          Tiffany & Co.                    3,168
                  550          TJX Cos., Inc.                  10,786
                  200    @     Toys R US, Inc.                  3,494
                  240          Walgreen Co.                     9,271
                2,590          Wal-Mart Stores, Inc.          142,476
                   50          Wendy's Intl., Inc.              1,992
                  220    @     Yum! Brands, Inc.                6,435
                                                          -----------
                                                              478,689
                                                          -----------
                               SAVINGS & LOANS: 0.04%
                  160          Golden West Financial
                                Corp.                          11,005
                  560          Washington Mutual, Inc.         20,782
                                                          -----------
                                                               31,787
                                                          -----------
                               SEMICONDUCTORS: 0.23%
                  210    @     Altera Corp.                     2,856
                  340    @     Analog Devices, Inc.            10,098
                1,200    @     Applied Materials, Inc.         22,824
                  140    @     Broadcom Corp.                   2,456
                3,600          Intel Corp.                     65,772
                  100    @     Kla-Tencor Corp.                 4,399
                  270          Linear Technology Corp.          8,486
                  160    @     LSI Logic Corp.                  1,400
                  220    @     Maxim Integrated Products        8,433
                  180    @     National Semiconductor
                                Corp.                           5,251
                   80    @     Novellus Systems, Inc.           2,720
                  140    @     Nvidia Corp.                     2,405
                   80    @     PMC -- Sierra, Inc.                742
                   70    @     QLogic Corp.                     2,667
                   70    @     Teradyne, Inc.                   1,645
                  900          Texas Instruments, Inc.         21,330
                  170    @     Xilinx, Inc.                     3,813
                                                          -----------
                                                              167,297
                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                Value
----------------------------------------------------------------------
                               SOFTWARE: 0.42%
                  120          Adobe Systems, Inc.        $     3,420
                   70          Autodesk, Inc.                     927
                  490          Automatic Data Processing       21,339
                  120    @     BMC Software, Inc.               1,992
                  150    @     Citrix Systems, Inc.               906
                  380          Computer Associates
                                Intl., Inc.                     6,038
                  200    @     Compuware Corp.                  1,214
                  450          First Data Corp.                16,740
                  110    @     Fiserv, Inc.                     4,038
                  110    @     Intuit, Inc.                     5,469
                   40    @     Mercury Interactive Corp.          918
                3,770    @     Microsoft Corp.                206,219
                2,950    @     Oracle Corp.                    27,937
                  250    @     Peoplesoft, Inc.                 3,720
                   30    @     Rational Software Corp.            246
                  250    @     Siebel Systems, Inc.             3,555
                                                          -----------
                                                              304,678
                                                          -----------
                               TELECOMMUNICATIONS: 0.41%
                  180          Alltel Corp.                     8,460
                   60    @     Andrew Corp.                       860
                2,170          AT&T Corp.                      23,219
                1,606    @     AT&T Wireless Services,
                                Inc.                            9,395
                1,450          BellSouth Corp.                 45,675
                  130          CenturyTel, Inc.                 3,835
                3,950    @     Cisco Systems, Inc.             55,102
                  110    @     Citizens Communications
                                Co.                               920
                  150    @     Comverse Technology, Inc.        1,389
                1,140          Motorola, Inc.                  16,439
                  160    @     Qualcomm, Inc.                   4,398
                1,940          SBC Communications, Inc.        59,170
                   80          Scientific-Atlanta, Inc.         1,316
                  530          Sprint Corp.-FON Group           5,623
                  150    @     Tellabs, Inc.                      930
                1,570          Verizon Communications,
                                Inc.                           63,036
                                                          -----------
                                                              299,767
                                                          -----------
                               TEXTILES: 0.01%
                  120          Cintas Corp.                     5,932
                                                          -----------
                               TOBACCO: 0.07%
                1,250          Philip Morris Cos., Inc.        54,600
                                                          -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                  200          Hasbro, Inc.                     2,712
                  330          Mattel, Inc.                     6,956
                                                          -----------
                                                                9,668
                                                          -----------
                               TRANSPORTATION: 0.04%
                  220          Burlington Northern Santa
                                Fe Corp.                        6,600
                  130          CSX Corp.                        4,556
                  170          FedEx Corp.                      9,078
                  140          Norfolk Southern Corp.           3,273
                  140          Union Pacific Corp.              8,859
                                                          -----------
                                                               32,366
                                                          -----------

                               Total Common Stock
                                (Cost $5,573,913)           5,077,164
                                                          -----------

      Principal
       Amount                                         Value
---------------------------------------------------------------
BONDS/NOTES: 35.35%
                        SOVEREIGN: 35.35%
     $ 6,799,000        FICO Strip, Zero
                         Coupon, due 09/26/05      $ 5,984,425
       7,468,000        Israel Trust, Zero
                         Coupon, due 05/15/05        6,681,933
      15,000,000        Israel Trust, Zero
                         Coupon, due 11/15/05       13,163,775
                                                   -----------

                        Total Bonds/Notes
                         (Cost $25,041,324)         25,830,133
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.43%
                        FEDERAL HOME LOAN
                         MORTGAGE
                         CORPORATION: 5.91%
       5,000,000        Zero Coupon, due
                         03/14/06                    4,315,395
                                                   -----------
                        FEDERAL NATIONAL
                         MORTGAGE
                         ASSOCIATION: 18.52%
      15,000,000        Zero Coupon, due
                         06/14/05                   13,529,130
                                                   -----------

                        Total U.S. Government
                         Agency Obligations
                         (Cost $16,909,615)         17,844,525
                                                   -----------
U.S. TREASURY OBLIGATIONS: 32.57%
                        U.S. TREASURY STRIP:
                         32.57%
      26,609,000        Zero Coupon, due
                         08/15/05                   23,796,588
                                                   -----------

                        Total U.S. Treasury
                         Obligations (Cost
                         $22,912,039)               23,796,588
                                                   -----------

                        Total Long-Term
                         Investments (Cost
                         $70,436,891)               72,548,410
                                                   -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.78%
      $ 570,000         Federal Home Loan
                         Mortgage
                         Corporation,
                         1.900%, due
                         07/01/02                    $   570,000
                                                     -----------
                        Total Short-Term
                         Investments
                         (Cost $570,000)                 570,000
                                                     -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $71,006,891)*      100.08%  $73,118,410
                        OTHER ASSETS AND
                         LIABILITIES-NET    (0.08)%      (55,436)
                                            -------  -----------
                        NET ASSETS          100.00%  $73,062,974
                                            =======  ===========

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                    $2,761,541
                        Gross Unrealized
                         Depreciation                      (650,022)
                                                         ----------
                        Net Unrealized
                         Appreciation                    $2,111,519
                                                         ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
COMMON STOCK: 7.87%
                               ADVERTISING: 0.00%
                   60          Omnicom Group        $     2,748
                                                    -----------
                               AEROSPACE/DEFENSE: 0.09%
                  100          General Dynamics
                                Corp.                    10,635
                   40          Goodrich Corp.             1,093
                  150          Lockheed Martin
                                Corp.                    10,425
                  160          Northrop Grumman
                                Corp.                    20,000
                  260          Raytheon Co.              10,595
                   60          Rockwell Collins,
                                Inc.                      1,645
                  370          United Technologies
                                Corp.                    25,123
                                                    -----------
                                                         79,516
                                                    -----------
                               AGRICULTURE: 0.01%
                  260          UST, Inc.                  8,840
                                                    -----------
                               AIRLINES: 0.01%
                  390          Southwest Airlines
                                Co.                       6,302
                                                    -----------
                               APPAREL: 0.03%
                  130    @     Jones Apparel
                                Group, Inc.               4,875
                  120          Liz Claiborne, Inc.        3,816
                  220          Nike, Inc.                11,803
                   60    @     Reebok Intl. Ltd.          1,770
                  150          VF Corp.                   5,882
                                                    -----------
                                                         28,146
                                                    -----------
                               AUTO MANUFACTURERS: 0.06%
                1,190          Ford Motor Co.            19,040
                  440          General Motors
                                Corp.                    23,518
                   70          Navistar Intl.
                                Corp.                     2,240
                  170          Paccar, Inc.               7,546
                                                    -----------
                                                         52,344
                                                    -----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                  100          Cooper Tire &
                                Rubber Co.                2,055
                  160          Dana Corp.                 2,965
                  370          Delphi Corp.               4,884
                  190          Goodyear Tire &
                                Rubber Co.                3,555
                  170          TRW, Inc.                  9,687
                  100          Visteon Corp.              1,420
                                                    -----------
                                                         24,566
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               BANKS: 0.60%
                  300          AmSouth Bancorp      $     6,714
                1,630          Bank of America
                                Corp.                   114,687
                1,250          Bank One Corp.            48,100
                  320          BB&T Corp.                12,352
                  255          Charter One
                                Financial, Inc.           8,767
                  140          Comerica, Inc.             8,596
                  180          Fifth Third Bancorp       11,997
                   90          First Tennessee
                                National Corp.            3,447
                  820          FleetBoston
                                Financial Corp.          26,527
                  180          Huntington
                                Bancshares, Inc.          3,496
                  390          Keycorp                   10,647
                  280          Marshall & Ilsley
                                Corp.                     8,660
                  300          Mellon Financial
                                Corp.                     9,429
                  650          National City Corp.       21,613
                   70          Northern Trust
                                Corp.                     3,084
                  220          PNC Financial
                                Services Group,
                                Inc.                     11,502
                  180          Regions Financial
                                Corp.                     6,327
                  230          SouthTrust Corp.           6,008
                  260          State Street Corp.        11,622
                  190          SunTrust Banks,
                                Inc.                     12,867
                  270          Union Planters
                                Corp.                     8,740
                1,496          US Bancorp                34,932
                1,460          Wachovia Corp.            55,743
                1,340          Wells Fargo & Co.         67,080
                  100          Zions
                                Bancorporation            5,210
                                                    -----------
                                                        518,147
                                                    -----------
                               BEVERAGES: 0.27%
                  680          Anheuser-Busch
                                Cos., Inc.               34,000
                   90          Brown-Forman Corp.         6,210
                1,950          Coca-Cola Co.            109,200
                  290          Coca-Cola
                                Enterprises, Inc.         6,403
                   20          Coors (Adolph)             1,246
                  340          Pepsi Bottling
                                Group, Inc.              10,472
                1,380          PepsiCo, Inc.             66,516
                                                    -----------
                                                        234,047
                                                    -----------
                               BIOTECHNOLOGY: 0.06%
                  810    @     Amgen, Inc.               33,923
                  100    @     Chiron Corp.               3,535
                  240    @     Genzyme Corp.              4,618
                  360    @     Immunex Corp.              8,042
                                                    -----------
                                                         50,118
                                                    -----------
                               BUILDING MATERIALS: 0.03%
                   60    @     American Standard
                                Cos., Inc.                4,506
                  680          Masco Corp.               18,435
                  140          Vulcan Materials
                                Co.                       6,132
                                                    -----------
                                                         29,073
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               CHEMICALS: 0.15%
                  190          Air Products &
                                Chemicals, Inc.     $     9,589
                   90          Ashland, Inc.              3,645
                  720          Dow Chemical Co.          24,754
                1,050          Du Pont (E.I.) de
                                Nemours & Co.            46,620
                   60          Eastman Chemical
                                Co.                       2,814
                  110          Ecolab, Inc.               5,085
                  180          Engelhard Corp.            5,098
                  100          International
                                Flavors &
                                Fragrances, Inc.          3,249
                  130          PPG Industries,
                                Inc.                      8,047
                  130          Praxair, Inc.              7,406
                  240          Rohm & Haas Co.            9,718
                  120          Sherwin-Williams
                                Co.                       3,592
                                                    -----------
                                                        129,617
                                                    -----------
                               COMMERCIAL SERVICES: 0.08%
                  130    @     Apollo Group, Inc.         5,125
                  340    @     Concord EFS, Inc.         10,248
                  220    @     Convergys Corp.            4,286
                   90          Deluxe Corp.               3,500
                  140          Equifax, Inc.              3,780
                  140          H&R Block, Inc.            6,461
                  360          McKesson Corp.            11,772
                  130          Moody's Corp.              6,468
                  250          Paychex, Inc.              7,822
                  220    @     Quintiles
                                Transnational
                                Corp.                     2,748
                  240    @     Robert Half Intl.,
                                Inc.                      5,592
                   80          RR Donnelley & Sons
                                Co.                       2,204
                                                    -----------
                                                         70,006
                                                    -----------
                               COMPUTERS: 0.30%
                  110    @     Apple Computer,
                                Inc.                      1,949
                  240    @     Computer Sciences
                                Corp.                    11,472
                2,590    @     Dell Computer Corp.       67,703
                  340          Electronic Data
                                Systems Corp.            12,631
                1,300    @     EMC Corp.-Mass.            9,815
                2,204          Hewlett-Packard Co.       33,677
                1,250          International
                                Business Machines
                                Corp.                    90,000
                  160    @     Lexmark Intl., Inc.        8,704
                  380    @     Network Appliance,
                                Inc.                      4,727
                1,960    @     Sun Microsystems,
                                Inc.                      9,820
                  140    @     Unisys Corp.               1,260
                  190    @     Veritas Software
                                Corp.                     3,760
                                                    -----------
                                                        255,518
                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
                               COSMETICS/PERSONAL CARE: 0.28%
                   80          Alberto-Culver Co.   $     3,824
                  190          Avon Products, Inc.        9,926
                  420          Colgate-Palmolive
                                Co.                      21,021
                  830          Gillette Co.              28,112
                  410          Kimberly-Clark
                                Corp.                    25,420
                1,730          Procter & Gamble
                                Co.                     154,489
                                                    -----------
                                                        242,792
                                                    -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  140          Genuine Parts Co.          4,882
                   80          WW Grainger, Inc.          4,008
                                                    -----------
                                                          8,890
                                                    -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.63%
                1,040          American Express
                                Co.                      37,773
                  140          Bear Stearns Cos.,
                                Inc.                      8,568
                  170          Capital One
                                Financial Corp.          10,378
                4,040          Citigroup, Inc.          156,550
                  140          Countrywide Credit
                                Ind., Inc.                6,755
                1,050          Fannie Mae                77,437
                  630          Freddie Mac               38,556
                  520          Household Intl.,
                                Inc.                     25,844
                1,790          JP Morgan Chase &
                                Co.                      60,717
                  190          Lehman Brothers
                                Holdings, Inc.           11,879
                  890          MBNA Corp.                29,432
                  680          Merrill Lynch &
                                Co., Inc.                27,540
                  870          Morgan Stanley            37,480
                  120          SLM Corp.                 11,628
                  250          Stilwell Financial,
                                Inc.                      4,550
                   40          T Rowe Price Group,
                                Inc.                      1,315
                                                    -----------
                                                        546,402
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               ELECTRIC: 0.19%
                  280    @     AES Corp.            $     1,518
                  130          Allegheny Energy,
                                Inc.                      3,347
                  220          American Electric
                                Power Co., Inc.           8,804
                  190          Cinergy Corp.              6,838
                  170          Consolidated
                                Edison, Inc.              7,097
                  200          Constellation
                                Energy Group, Inc.        5,868
                  220          Dominion Resources,
                                Inc.                     14,564
                  130          DTE Energy Co.             5,803
                  550          Duke Energy Corp.         17,105
                  350    @     Edison Intl.               5,950
                  170          Entergy Corp.              7,215
                  200          FirstEnergy Corp.          6,676
                  416    @     Mirant Corp.               3,037
                  300          NiSource, Inc.             6,549
                  420    @     PG&E Corp.                 7,514
                  100          Pinnacle West
                                Capital Corp.             3,950
                   60          PPL Corp.                  1,985
                  180          Progress Energy,
                                Inc.                      9,362
                  170          Public Service
                                Enterprise Group,
                                Inc.                      7,361
                  320          Reliant Energy,
                                Inc.                      5,408
                  470          Southern Co.              12,878
                  180          TECO Energy, Inc.          4,455
                  210          TXU Corp.                 10,826
                  250          Xcel Energy, Inc.          4,193
                                                    -----------
                                                        168,303
                                                    -----------
                               ELECTRICAL COMPONENTS &
                                EQUIPMENT: 0.03%
                  270    @     American Power
                                Conversion                3,410
                  340          Emerson Electric
                                Co.                      18,193
                  240          Molex, Inc.                8,047
                                                    -----------
                                                         29,650
                                                    -----------
                               ELECTRONICS: 0.05%
                  270    @     Agilent
                                Technologies, Inc.        6,385
                  300          Applera Corp. --
                                Applied Biosystems
                                Group                     5,847
                  230    @     Jabil Circuit, Inc.        4,855
                  120          Johnson Controls,
                                Inc.                      9,793
                   90          Parker Hannifin
                                Corp.                     4,301
                  620    @     Sanmina Corp.              3,912
                  840    @     Solectron Corp.            5,166
                  100    @     Thermo Electron
                                Corp.                     1,650
                   60    @     Waters Corp.               1,602
                                                    -----------
                                                         43,511
                                                    -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  100          Fluor Corp.                3,895
                                                    -----------
                               ENTERTAINMENT: 0.01%
                  100    @     International Game
                                Technology                5,670
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               ENVIRONMENTAL CONTROL: 0.01%
                  120    @     Allied Waste
                                Industries, Inc.    $     1,152
                  420          Waste Management,
                                Inc.                     10,941
                                                    -----------
                                                         12,093
                                                    -----------
                               FOOD: 0.16%
                  280          Albertson's, Inc.          8,529
                  717          Archer-Daniels-
                                Midland Co.               9,170
                  320          Campbell Soup Co.          8,851
                  580          Conagra Foods, Inc.       16,037
                  290          General Mills, Inc.       12,783
                  110          Hershey Foods Corp.        6,875
                  110          HJ Heinz Co.               4,521
                  270          Kellogg Co.                9,682
                  540    @     Kroger Co.                10,746
                  510          Sara Lee Corp.            10,526
                  130          Supervalu, Inc.            3,189
                  450          Sysco Corp.               12,249
                  390    @@    Unilever NV ADR           25,272
                  200          Winn-Dixie Stores,
                                Inc.                      3,118
                                                    -----------
                                                        141,548
                                                    -----------
                               FOREST PRODUCTS & PAPER: 0.04%
                   40          Boise Cascade Corp.        1,381
                  190          Georgia-Pacific
                                Corp.                     4,670
                  340          International Paper
                                Co.                      14,817
                  140          Plum Creek Timber
                                Co., Inc.                 4,298
                   40          Temple-Inland, Inc.        2,314
                   70          Weyerhaeuser Co.           4,470
                                                    -----------
                                                         31,950
                                                    -----------
                               GAS: 0.01%
                  170          KeySpan Corp.              6,400
                   30          Nicor, Inc.                1,372
                   20          Peoples Energy
                                Corp.                       729
                  160          Sempra Energy              3,541
                                                    -----------
                                                         12,042
                                                    -----------
                               HAND/MACHINE TOOLS: 0.01%
                   80          Black & Decker
                                Corp.                     3,856
                   70          Snap-On, Inc.              2,078
                  100          Stanley Works              4,101
                                                    -----------
                                                         10,035
                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 0.27%
                  300          Baxter Intl., Inc.   $    13,335
                  210          Becton Dickinson &
                                Co.                       7,234
                  140          Biomet, Inc.               3,797
                  270    @     Boston Scientific
                                Corp.                     7,916
                   50          CR Bard, Inc.              2,829
                  410    @     Guidant Corp.             12,394
                2,372          Johnson & Johnson        123,961
                  960          Medtronic, Inc.           41,136
                   90    @     St. Jude Medical,
                                Inc.                      6,647
                  160          Stryker Corp.              8,562
                  100    @     Zimmer Holdings,
                                Inc.                      3,566
                                                    -----------
                                                        231,377
                                                    -----------
                               HEALTHCARE -- SERVICES: 0.12%
                  160          Aetna, Inc.                7,675
                  300    @     Health Management
                                Associates, Inc.          6,045
                  240    @     Healthsouth Corp.          3,070
                  220    @     Humana, Inc.               3,439
                  150    @     Manor Care, Inc.           3,450
                  410    @     Tenet Healthcare
                                Corp.                    29,336
                  390          UnitedHealth Group,
                                Inc.                     35,705
                  200    @     Wellpoint Health
                                Networks                 15,562
                                                    -----------
                                                        104,282
                                                    -----------
                               HOME BUILDERS: 0.01%
                   70          Centex Corp.               4,045
                   70          KB Home                    3,606
                                                    -----------
                                                          7,651
                                                    -----------
                               HOME FURNISHINGS: 0.01%
                  150          Leggett & Platt,
                                Inc.                      3,510
                  100          Maytag Corp.               4,265
                   60          Whirlpool Corp.            3,922
                                                    -----------
                                                         11,697
                                                    -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
                  120          Avery Dennison
                                Corp.                     7,530
                  250          Clorox Co.                10,337
                  200          Fortune Brands,
                                Inc.                     11,200
                                                    -----------
                                                         29,067
                                                    -----------
                               HOUSEWARES: 0.01%
                  190          Newell Rubbermaid,
                                Inc.                      6,661
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               INSURANCE: 0.29%
                  140    @@    ACE Ltd.             $     4,424
                  400          Aflac, Inc.               12,800
                  550          Allstate Corp.            20,339
                   80          AMBAC Financial
                                Group, Inc.               5,376
                  824          American Intl.
                                Group                    56,222
                  210          AON Corp.                  6,191
                  140          Chubb Corp.                9,912
                  150          Cigna Corp.               14,613
                  130          Cincinnati
                                Financial Corp.           6,049
                   80          Hartford Financial
                                Services Group,
                                Inc.                      4,758
                  120          Jefferson-Pilot
                                Corp.                     5,640
                  230          John Hancock
                                Financial
                                Services, Inc.            8,096
                   60          Lincoln National
                                Corp.                     2,520
                   60          Loews Corp.                3,179
                  220          Marsh & McLennan
                                Cos., Inc.               21,252
                  115          MBIA, Inc.                 6,501
                  740          Metlife, Inc.             21,312
                   90          MGIC Investment
                                Corp.                     6,102
                  250          Progressive Corp.         14,462
                   90          Safeco Corp.               2,780
                   90          Torchmark Corp.            3,438
                  200          UnumProvident Corp.        5,090
                  110    @@    XL Capital Ltd.            9,317
                                                    -----------
                                                        250,373
                                                    -----------
                               INTERNET: 0.01%
                  360          Charles Schwab
                                Corp.                     4,032
                  350    @     Yahoo, Inc.                5,166
                                                    -----------
                                                          9,198
                                                    -----------
                               IRON/STEEL: 0.01%
                   70          Nucor Corp.                4,553
                                                    -----------
                               LEISURE TIME: 0.04%
                  120          Brunswick Corp.            3,360
                  460          Carnival Corp.            12,737
                  240          Harley-Davidson,
                                Inc.                     12,305
                  180    @     Sabre Holdings
                                Corp.                     6,444
                                                    -----------
                                                         34,846
                                                    -----------
                               LODGING: 0.01%
                  100    @     Harrah's
                                Entertainment,
                                Inc.                      4,435
                  130          Hilton Hotels Corp.        1,807
                   70          Marriott Intl.,
                                Inc.                      2,663
                   70          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                      2,302
                                                    -----------
                                                         11,207
                                                    -----------
                               MACHINERY -- DIVERSIFIED: 0.02%
                  210          Deere & Co.               10,059
                  170          Dover Corp.                5,950
                  100          Rockwell
                                Automation, Inc.          1,998
                                                    -----------
                                                         18,007
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               MEDIA: 0.19%
                1,180    @     AOL Time Warner,
                                Inc.                $    17,358
                  410    @     Clear Channel
                                Communications,
                                Inc.                     13,128
                  640    @     Comcast Corp.             15,258
                  210          Gannett Co, Inc.          15,939
                  120          Knight-Ridder, Inc.        7,554
                  160          McGraw-Hill Cos.,
                                Inc.                      9,552
                   40          Meredith Corp.             1,534
                  130          New York Times Co.         6,695
                  230          Tribune Co.               10,005
                  180    @     Univision
                                Communications,
                                Inc.                      5,652
                1,380    @     Viacom, Inc.              61,231
                                                    -----------
                                                        163,906
                                                    -----------
                               MINING: 0.04%
                  260    @@    Alcan, Inc.                9,755
                  380    @@    Barrick Gold Corp.         7,216
                  210    @     Freeport-McMoRan
                                Copper & Gold,
                                Inc.                      3,748
                  270          Newmont Mining
                                Corp.                     7,109
                   70          Phelps Dodge Corp.         2,884
                  400    @@    Placer Dome, Inc.          4,484
                                                    -----------
                                                         35,196
                                                    -----------
                               MISCELLANEOUS MANUFACTURING:
                                0.41%
                  310          3M Co.                    38,130
                  120          Cooper Industries
                                Ltd.                      4,716
                   50          Crane Co.                  1,269
                  120          Danaher Corp.              7,962
                  360          Eastman Kodak Co.         10,501
                   60          Eaton Corp.                4,365
                7,910          General Electric
                                Co.                     229,785
                  260          Honeywell Intl.,
                                Inc.                      9,160
                  240          Illinois Tool
                                Works, Inc.              16,392
                   70          ITT Industries,
                                Inc.                      4,942
                  160          Pall Corp.                 3,320
                  110          Textron, Inc.              5,159
                1,600    @@    Tyco Intl. Ltd            21,616
                                                    -----------
                                                        357,317
                                                    -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  200          Pitney Bowes, Inc.         7,944
                  410          Xerox Corp.                2,858
                                                    -----------
                                                         10,802
                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
                               OIL & GAS: 0.49%
                   90          Amerada Hess Corp.   $     7,425
                  240          Apache Corp.              13,795
                  110          Burlington
                                Resources, Inc.           4,180
                1,083          ChevronTexaco Corp.       95,845
                  540          Conoco, Inc.              15,012
                  200          Devon Energy Corp.         9,856
                2,600          Exxon Mobil Corp.        106,392
                  370          Marathon Oil Corp.        10,034
                  150   @,@@   Nabors Industries
                                Ltd.                      5,295
                   90    @     Noble Corp.                3,474
                  350          Occidental
                                Petroleum Corp.          10,497
                  338          Phillips Petroleum
                                Co.                      19,901
                1,870    @@    Royal Dutch
                                Petroleum Co. ADR       103,355
                   80          Sunoco, Inc.               2,850
                  290          Transocean, Inc.           9,033
                  250          Unocal Corp.               9,235
                                                    -----------
                                                        426,179
                                                    -----------
                               OIL & GAS SERVICES: 0.02%
                  140          Baker Hughes, Inc.         4,661
                  200    @     BJ Services Co.            6,776
                  390          Halliburton Co.            6,217
                                                    -----------
                                                         17,654
                                                    -----------
                               PACKAGING & CONTAINERS: 0.02%
                   90          Ball Corp.                 3,733
                   40          Bemis Co.                  1,900
                  170    @     Pactiv Corp.               4,046
                  100    @     Sealed Air Corp.           4,027
                                                    -----------
                                                         13,706
                                                    -----------
                               PHARMACEUTICALS: 0.54%
                  420          Abbott Laboratories       15,813
                  100          Allergan, Inc.             6,675
                  120          AmerisourceBergen
                                Corp.                     9,120
                1,530          Bristol-Myers
                                Squibb Co.               39,321
                  890          Eli Lilly & Co.           50,196
                  140    @     Forest
                                Laboratories, Inc.        9,912
                  243    @     King
                                Pharmaceuticals,
                                Inc.                      5,407
                  320    @     Medimmune, Inc.            8,448
                1,790          Merck & Co, Inc.          90,646
                4,920          Pfizer, Inc.             172,200
                  410          Pharmacia Corp.           15,354
                  970          Schering-Plough
                                Corp.                    23,862
                  160    @     Watson
                                Pharmaceuticals,
                                Inc.                      4,043
                  420          Wyeth                     21,504
                                                    -----------
                                                        472,501
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               PIPELINES: 0.01%
                  480          Dynegy, Inc.         $     3,456
                  260          EL Paso Corp.              5,359
                   60          Kinder Morgan, Inc.        2,281
                  120          Williams Cos., Inc.          719
                                                    -----------
                                                         11,815
                                                    -----------
                               REITS: 0.02%
                  280          Equity Office
                                Properties Trust          8,428
                  220          Equity Residential         6,325
                                                    -----------
                                                         14,753
                                                    -----------
                               RETAIL: 0.74%
                  140    @     Autozone, Inc.            10,822
                  270    @     Bed Bath & Beyond,
                                Inc.                     10,190
                  435    @     Best Buy Co., Inc.        15,790
                  220          Circuit City
                                Stores, Inc.              4,125
                  300    @     Costco Wholesale
                                Corp.                    11,586
                  210          Darden Restaurants,
                                Inc.                      5,187
                   90          Dillard's, Inc.            2,366
                  240          Dollar General
                                Corp.                     4,567
                  150          Family Dollar
                                Stores                    5,287
                  250    @     Federated
                                Department Stores         9,925
                  560          Gap, Inc. (The)            7,952
                3,140          Home Depot, Inc.         115,332
                  280          JC Penney Co, Inc.         6,166
                  260    @     Kohl's Corp.              18,221
                1,050          Lowe's Cos., Inc.         47,670
                  610          Ltd. Brands               12,993
                  190          May Department
                                Stores Co.                6,257
                1,000          McDonald's Corp.          28,450
                  100          Nordstrom, Inc.            2,265
                  380    @     Office Depot, Inc.         6,384
                  250          RadioShack Corp.           7,515
                  220          Sears Roebuck and
                                Co.                      11,946
                  520    @     Staples, Inc.             10,244
                  320    @     Starbucks Corp.            7,952
                  720          Target Corp.              27,432
                  180          Tiffany & Co.              6,336
                  740          TJX Cos., Inc.            14,511
                  280    @     Toys R US, Inc.            4,892
                  320          Walgreen Co.              12,362
                3,500          Wal-Mart Stores,
                                Inc.                    192,535
                  130          Wendy's Intl., Inc.        5,178
                  440    @     Yum! Brands, Inc.         12,870
                                                    -----------
                                                        645,308
                                                    -----------
                               SAVINGS & LOANS: 0.05%
                  210          Golden West
                                Financial Corp.          14,444
                  765          Washington Mutual,
                                Inc.                     28,389
                                                    -----------
                                                         42,833
                                                    -----------

       Shares                                          Value
----------------------------------------------------------------
                               SEMICONDUCTORS: 0.25%
                  230    @     Altera Corp.         $     3,128
                  470    @     Analog Devices,
                                Inc.                     13,959
                1,620    @     Applied Materials,
                                Inc.                     30,812
                  120    @     Applied Micro
                                Circuits Corp.              568
                  170    @     Broadcom Corp.             2,982
                4,870          Intel Corp.               88,975
                  140    @     Kla-Tencor Corp.           6,159
                  320          Linear Technology
                                Corp.                    10,058
                  200    @     LSI Logic Corp.            1,750
                  260    @     Maxim Integrated
                                Products                  9,966
                  140    @     National
                                Semiconductor
                                Corp.                     4,084
                  100    @     Novellus Systems,
                                Inc.                      3,400
                  200    @     Nvidia Corp.               3,436
                  100    @     PMC - Sierra, Inc.           927
                  100    @     QLogic Corp.               3,810
                  100    @     Teradyne, Inc.             2,350
                1,260          Texas Instruments,
                                Inc.                     29,862
                  210    @     Xilinx, Inc.               4,710
                                                    -----------
                                                        220,936
                                                    -----------
                               SOFTWARE: 0.49%
                  170          Adobe Systems, Inc.        4,845
                   80          Autodesk, Inc.             1,060
                  670          Automatic Data
                                Processing               29,178
                  240    @     BMC Software, Inc.         3,984
                   40    @     Citrix Systems,
                                Inc.                        242
                  450          Computer Associates
                                Intl., Inc.               7,150
                  180    @     Compuware Corp.            1,093
                  610          First Data Corp.          22,692
                  160    @     Fiserv, Inc.               5,874
                  150    @     Intuit, Inc.               7,458
                   80    @     Mercury Interactive
                                Corp.                     1,837
                5,340    @     Microsoft Corp.          292,098
                3,990    @     Oracle Corp.              37,785
                  290    @     Peoplesoft, Inc.           4,315
                   50    @     Rational Software
                                Corp.                       410
                  270    @     Siebel Systems,
                                Inc.                      3,839
                                                    -----------
                                                        423,860
                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                          Value
----------------------------------------------------------------
                               TELECOMMUNICATIONS: 0.46%
                  270          Alltel Corp.         $    12,690
                  100    @     Andrew Corp.               1,433
                2,520          AT&T Corp.                26,964
                1,793    @     AT&T Wireless
                                Services, Inc.           10,489
                1,960          BellSouth Corp.           61,740
                  210          CenturyTel, Inc.           6,195
                5,340    @     Cisco Systems, Inc.       74,493
                  140    @     Citizens
                                Communications Co.        1,170
                  110    @     Comverse
                                Technology, Inc.          1,019
                1,670          Motorola, Inc.            24,081
                  220    @     Qualcomm, Inc.             6,048
                2,590          SBC Communications,
                                Inc.                     78,995
                  120          Scientific-Atlanta,
                                Inc.                      1,974
                  580          Sprint Corp.-FON
                                Group                     6,154
                  480    @     Tellabs, Inc.              2,976
                2,120          Verizon
                                Communications,
                                Inc.                     85,118
                                                    -----------
                                                        401,539
                                                    -----------
                               TEXTILES: 0.01%
                  140          Cintas Corp.               6,920
                                                    -----------
                               TOBACCO: 0.08%
                1,680          Philip Morris Cos.,
                                Inc.                     73,382
                                                    -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                  150          Hasbro, Inc.               2,034
                  520          Mattel, Inc.              10,962
                                                    -----------
                                                         12,996
                                                    -----------
                               TRANSPORTATION: 0.05%
                  250          Burlington Northern
                                Santa Fe Corp.            7,500
                  170          CSX Corp.                  5,958
                  200          FedEx Corp.               10,680
                  190          Norfolk Southern
                                Corp.                     4,442
                  290          Union Pacific Corp.       18,351
                                                    -----------
                                                         46,931
                                                    -----------
                               Total Common Stock
                                (Cost $7,412,458)     6,863,222
                                                    -----------
      Principal
       Amount                                          Value
----------------------------------------------------------------
BONDS/NOTES: 13.47%
                               SOVEREIGN: 13.47%
     $      1,390,000          Israel Trust, Zero
                                Coupon, due
                                11/15/05            $ 1,219,843
           10,000,000          Israel Trust, Zero
                                Coupon, due
                                11/15/05              8,775,850
            2,000,000          Turkey Trust, Zero
                                Coupon, due
                                11/15/05              1,755,170
                                                    -----------
                               Total Bonds/Notes
                                (Cost $11,571,035)   11,750,863
                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.13%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 9.90%
           10,000,000          Zero Coupon, due
                                03/14/06              8,630,790
                                                    -----------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 20.23%
           20,000,000          Zero Coupon, due
                                12/13/05             17,647,480
                                                    -----------
                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $24,820,979)         26,278,270
                                                    -----------
U.S. TREASURY OBLIGATIONS: 47.64%
                               U.S. TREASURY STRIP: 47.64%
           42,733,000          Zero Coupon, due
                                11/15/05             37,789,433
            4,248,000          Zero Coupon, due
                                11/15/05              3,757,709
                                                    -----------
                               Total U.S. Treasury
                                Obligations
                                (Cost $41,112,093)   41,547,142
                                                    -----------
                               Total Long-Term
                                Investments
                                (Cost $84,916,565)   86,439,497
                                                    -----------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.82%
     $  714,000         Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                     $   714,000
                                                      -----------
                        Total Short-Term Investments
                         (Cost $714,000)                  714,000
                                                      -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $85,630,565)*        99.93%  $87,153,497
                        OTHER ASSETS AND
                         LIABILITIES-NET       0.07%       65,303
                                             -------  -----------
                        NET ASSETS           100.00%  $87,218,800
                                             =======  ===========

@   Non-Income producing security.
@@  Foreign Issuer.
ADR American Depository Receipt.
* Cost for federal Income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                    $2,291,707
                        Gross Unrealized
                         Depreciation                      (768,775)
                                                         ----------
                        Net Unrealized
                         Appreciation                    $1,522,932
                                                         ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 18.95%
                               ADVERTISING: 0.00%
                  120          Omnicom Group           $     5,496
                                                       -----------
                               AEROSPACE/DEFENSE: 0.19%
                  140          General Dynamics Corp.       14,889
                   70          Goodrich Corp.                1,912
                  310          Lockheed Martin Corp.        21,545
                  200          Northrop Grumman Corp.       25,000
                  600          Raytheon Co.                 24,450
                  120          Rockwell Collins, Inc.        3,290
                  820          United Technologies
                                Corp.                       55,678
                                                       -----------
                                                           146,764
                                                       -----------
                               AGRICULTURE: 0.01%
                  270          UST, Inc.                     9,180
                                                       -----------
                               AIRLINES: 0.01%
                  660          Southwest Airlines Co.       10,666
                                                       -----------
                               APPAREL: 0.07%
                  310    @     Jones Apparel Group,
                                Inc.                        11,625
                  200          Liz Claiborne, Inc.           6,360
                  460          Nike, Inc.                   24,679
                   80    @     Reebok Intl. Ltd.             2,360
                  300          VF Corp.                     11,763
                                                       -----------
                                                            56,787
                                                       -----------
                               AUTO MANUFACTURERS: 0.14%
                2,860          Ford Motor Co.               45,760
                  890          General Motors Corp.         47,571
                   80          Navistar Intl. Corp.          2,560
                  290          Paccar, Inc.                 12,873
                                                       -----------
                                                           108,764
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 0.07%
                   50          Cooper Tire & Rubber
                                Co.                          1,027
                  400          Dana Corp.                    7,412
                1,180          Delphi Corp.                 15,576
                  350          Goodyear Tire & Rubber
                                Co.                          6,549
                  310          TRW, Inc.                    17,664
                  190          Visteon Corp.                 2,698
                                                       -----------
                                                            50,926
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               BANKS: 1.43%
                  670          AmSouth Bancorp.        $    14,995
                3,520          Bank of America Corp.       247,667
                2,710          Bank One Corp.              104,281
                  720          BB&T Corp.                   27,792
                  455          Charter One Financial,
                                Inc.                        15,643
                  330          Comerica, Inc.               20,262
                  370          Fifth Third Bancorp          24,660
                  250          First Tennessee
                                National Corp.               9,575
                1,660          FleetBoston Financial
                                Corp.                       53,701
                  550          Huntington Bancshares,
                                Inc.                        10,681
                  890          Keycorp                      24,297
                  500          Marshall & Ilsley
                                Corp.                       15,465
                  690          Mellon Financial Corp.       21,687
                1,390          National City Corp.          46,218
                  160          Northern Trust Corp.          7,050
                  470          PNC Financial Services
                                Group, Inc.                 24,572
                  370          Regions Financial
                                Corp.                       13,006
                  660          SouthTrust Corp.             17,239
                  500          State Street Corp.           22,350
                  460          SunTrust Banks, Inc.         31,151
                  570          Union Planters Corp.         18,451
                3,210          US Bancorp                   74,954
                3,150          Wachovia Corp.              120,267
                2,860          Wells Fargo & Co.           143,172
                  190          Zions Bancorporation          9,899
                                                       -----------
                                                         1,119,035
                                                       -----------
                               BEVERAGES: 0.64%
                1,500          Anheuser-Busch Cos.,
                                Inc.                        75,000
                  120          Brown-Forman Corp.            8,280
                4,210          Coca-Cola Co.               235,760
                  700          Coca-Cola Enterprises,
                                Inc.                        15,456
                   60          Coors (Adolph)                3,738
                  570          Pepsi Bottling Group,
                                Inc.                        17,556
                2,970          PepsiCo, Inc.               143,154
                                                       -----------
                                                           498,944
                                                       -----------
                               BIOTECHNOLOGY: 0.14%
                1,780    @     Amgen, Inc.                  74,546
                  150    @     Chiron Corp.                  5,302
                  450    @     Genzyme Corp.                 8,658
                  940    @     Immunex Corp.                21,000
                                                       -----------
                                                           109,506
                                                       -----------
                               BUILDING MATERIALS: 0.08%
                  150    @     American Standard
                                Cos., Inc.                  11,265
                1,460          Masco Corp.                  39,581
                  250          Vulcan Materials Co.         10,950
                                                       -----------
                                                            61,796
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.35%
                  450          Air Products &
                                Chemicals, Inc.        $    22,711
                  200          Ashland, Inc.                 8,100
                1,550          Dow Chemical Co.             53,289
                2,280          Du Pont (E.I.) de
                                Nemours & Co.              101,232
                  250          Ecolab, Inc.                 11,557
                  200          Engelhard Corp.               5,664
                  140          International Flavors
                                & Fragrances, Inc.           4,549
                  350          PPG Industries, Inc.         21,665
                  350          Praxair, Inc.                19,940
                  430          Rohm & Haas Co.              17,411
                  240          Sherwin-Williams Co.          7,183
                                                       -----------
                                                           273,301
                                                       -----------
                               COMMERCIAL SERVICES: 0.18%
                  350    @     Apollo Group, Inc.           13,797
                  800    @     Concord EFS, Inc.            24,112
                  160    @     Convergys Corp.               3,117
                  170          Deluxe Corp.                  6,611
                  300          Equifax, Inc.                 8,100
                  290          H&R Block, Inc.              13,383
                  440          McKesson Corp.               14,388
                  330          Moody's Corp.                16,418
                  610          Paychex, Inc.                19,087
                  400    @     Quintiles
                                Transnational Corp.          4,996
                  400    @     Robert Half Intl.,
                                Inc.                         9,320
                  170          RR Donnelley & Sons
                                Co.                          4,683
                                                       -----------
                                                           138,012
                                                       -----------
                               COMPUTERS: 0.75%
                  500    @     Apple Computer, Inc.          8,860
                  480    @     Computer Sciences
                                Corp.                       22,944
                6,720    @     Dell Computer Corp.         175,661
                  710          Electronic Data
                                Systems Corp.               26,376
                3,410    @     EMC Corp.-Mass.              25,745
                4,591          Hewlett-Packard Co.          70,150
                2,700          International Business
                                Machines Corp.             194,400
                  180    @     Lexmark Intl., Inc.           9,792
                  900    @     Network Appliance,
                                Inc.                        11,196
                4,840    @     Sun Microsystems, Inc.       24,248
                  230    @     Unisys Corp.                  2,070
                  680    @     Veritas Software Corp.       13,457
                                                       -----------
                                                           584,899
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.67%
                  100          Alberto-Culver Co.            4,780
                  380          Avon Products, Inc.          19,851
                  880          Colgate-Palmolive Co.        44,044
                1,810          Gillette Co.                 61,305
                  900          Kimberly-Clark Corp.         55,800
                3,750          Procter & Gamble Co.        334,875
                                                       -----------
                                                           520,655
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.03%
                  280          Genuine Parts Co.             9,764
                  200          WW Grainger, Inc.            10,020
                                                       -----------
                                                            19,784
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                1.54%
                2,290          American Express Co.    $    83,173
                  250          Bear Stearns Cos.,
                                Inc.                        15,300
                  340          Capital One Financial
                                Corp.                       20,757
                8,760          Citigroup, Inc.             339,450
                  330          Countrywide Credit
                                Ind., Inc.                  15,922
                2,270          Fannie Mae                  167,412
                1,580          Freddie Mac                  96,696
                1,060          Household Intl., Inc.        52,682
                4,490          JP Morgan Chase & Co.       152,301
                  370          Lehman Brothers
                                Holdings, Inc.              23,132
                1,970          MBNA Corp.                   65,148
                1,450          Merrill Lynch & Co.,
                                Inc.                        58,725
                1,850          Morgan Stanley               79,698
                  230          SLM Corp.                    22,287
                  180          Stilwell Financial,
                                Inc.                         3,276
                  200          T Rowe Price Group,
                                Inc.                         6,576
                                                       -----------
                                                         1,202,535
                                                       -----------
                               ELECTRIC: 0.49%
                1,300    @     AES Corp.                     7,046
                  230          Allegheny Energy, Inc.        5,922
                  510          American Electric
                                Power Co., Inc.             20,410
                  250          Cinergy Corp.                 8,997
                  400          Consolidated Edison,
                                Inc.                        16,700
                  350          Constellation Energy
                                Group, Inc.                 10,269
                  500          Dominion Resources,
                                Inc.                        33,100
                  350          DTE Energy Co.               15,624
                1,420          Duke Energy Corp.            44,162
                  810    @     Edison Intl.                 13,770
                  450          Entergy Corp.                19,098
                  580          FirstEnergy Corp.            19,360
                  973    @     Mirant Corp.                  7,103
                  500          NiSource, Inc.               10,915
                1,010    @     PG&E Corp.                   18,069
                  130          Pinnacle West Capital
                                Corp.                        5,135
                  170          PPL Corp.                     5,624
                  440          Progress Energy, Inc.        22,884
                  330          Public Service
                                Enterprise Group,
                                Inc.                        14,289
                  800          Reliant Energy, Inc.         13,520
                1,110          Southern Co.                 30,414
                  400          TECO Energy, Inc.             9,900
                  420          TXU Corp.                    21,651
                  770          Xcel Energy, Inc.            12,913
                                                       -----------
                                                           386,875
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.07%
                  370    @     American Power
                                Conversion                   4,673
                  740          Emerson Electric Co.         39,597
                  360          Molex, Inc.                  12,071
                                                       -----------
                                                            56,341
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRONICS: 0.11%
                  730    @     Agilent Technologies,
                                Inc.                   $    17,264
                  500          Applera Corp. --
                                Applied Biosystems
                                Group                        9,745
                  480    @     Jabil Circuit, Inc.          10,133
                  150          Johnson Controls, Inc.       12,242
                  200          Parker Hannifin Corp.         9,558
                  740    @     Sanminal Corp.                4,669
                2,160    @     Solectron Corp.              13,284
                  480    @     Thermo Electron Corp.         7,920
                  110    @     Waters Corp.                  2,937
                                                       -----------
                                                            87,752
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  200          Fluor Corp.                   7,790
                                                       -----------
                               ENTERTAINMENT: 0.01%
                  200    @     International Game
                                Technology                  11,340
                                                       -----------
                               ENVIRONMENTAL CONTROL: 0.04%
                  450    @     Allied Waste
                                Industries, Inc.             4,320
                  980          Waste Management, Inc.       25,529
                                                       -----------
                                                            29,849
                                                       -----------
                               FOOD: 0.41%
                  640          Albertson's, Inc.            19,494
                1,732          Archer-Daniels-
                                Midland Co.                 22,152
                  680          Campbell Soup Co.            18,809
                1,250          Conagra Foods, Inc.          34,562
                  570          General Mills, Inc.          25,126
                  260          Hershey Foods Corp.          16,250
                  240          HJ Heinz Co.                  9,864
                  620          Kellogg Co.                  22,233
                1,250    @     Kroger Co.                   24,875
                1,220          Sara Lee Corp.               25,181
                  260          Supervalu, Inc.               6,378
                1,060          Sysco Corp.                  28,853
                  910    @@    Unilever NV ADR              58,968
                  350          Winn-Dixie Stores,
                                Inc.                         5,457
                                                       -----------
                                                           318,202
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.10%
                  150          Boise Cascade Corp.           5,179
                  470          Georgia-Pacific Corp.        11,553
                  780          International Paper
                                Co.                         33,992
                  280          Plum Creek Timber Co.,
                                Inc.                         8,596
                  120          Temple-Inland, Inc.           6,943
                  160          Weyerhaeuser Co.             10,216
                                                       -----------
                                                            76,479
                                                       -----------
                               GAS: 0.03%
                  210          KeySpan Corp.                 7,907
                   80          Nicor, Inc.                   3,660
                   60          Peoples Energy Corp.          2,188
                  510          Sempra Energy                11,286
                                                       -----------
                                                            25,041
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.03%
                  200          Black & Decker Corp.    $     9,640
                  120          Snap-On, Inc.                 3,563
                  250          Stanley Works                10,253
                                                       -----------
                                                            23,456
                                                       -----------
                               HEALTHCARE -- PRODUCTS: 0.64%
                  400          Baxter Intl., Inc.           17,780
                  440          Becton Dickinson & Co.       15,158
                  220          Biomet, Inc.                  5,966
                  800    @     Boston Scientific
                                Corp.                       23,456
                  150          CR Bard, Inc.                 8,487
                  830    @     Guidant Corp.                25,091
                5,116          Johnson & Johnson           267,362
                2,050          Medtronic, Inc.              87,843
                  250    @     St. Jude Medical, Inc.       18,463
                  350          Stryker Corp.                18,729
                  310    @     Zimmer Holdings, Inc.        11,055
                                                       -----------
                                                           499,390
                                                       -----------
                               HEALTHCARE -- SERVICES: 0.23%
                  420          Aetna, Inc.                  20,147
                  350    @     Health Management
                                Associates, Inc.             7,053
                  750    @     Healthsouth Corp.             9,593
                  360    @     Humana, Inc.                  5,627
                  320    @     Manor Care, Inc.              7,360
                  510    @     Tenet Healthcare Corp.       36,491
                  690          UnitedHealth Group,
                                Inc.                        63,170
                  390    @     Wellpoint Health
                                Networks                    30,346
                                                       -----------
                                                           179,787
                                                       -----------
                               HOME BUILDERS: 0.02%
                  140          Centex Corp.                  8,091
                  160          KB Home                       8,242
                                                       -----------
                                                            16,333
                                                       -----------
                               HOME FURNISHINGS: 0.04%
                  390          Leggett & Platt, Inc.         9,126
                  200          Maytag Corp.                  8,530
                  180          Whirlpool Corp.              11,765
                                                       -----------
                                                            29,421
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.07%
                  200          Avery Dennison Corp.         12,550
                  520          Clorox Co.                   21,502
                  390          Fortune Brands, Inc.         21,840
                                                       -----------
                                                            55,892
                                                       -----------
                               HOUSEWARES: 0.02%
                  550          Newell Rubbermaid,
                                Inc.                        19,283
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 0.70%
                  430    @@    ACE Ltd.                $    13,588
                  860          Aflac, Inc.                  27,520
                1,140          Allstate Corp.               42,157
                  180          AMBAC Financial Group,
                                Inc.                        12,096
                1,780          American Intl. Group        121,449
                  550          AON Corp.                    16,214
                  260          Chubb Corp.                  18,408
                  310          Cigna Corp.                  30,200
                  320          Cincinnati Financial
                                Corp.                       14,890
                  170          Hartford Financial
                                Services Group, Inc.        10,110
                  300          Jefferson-Pilot Corp.        14,100
                  450          John Hancock Financial
                                Services, Inc.              15,840
                  130          Lincoln National Corp.        5,460
                  140          Loews Corp.                   7,419
                  440          Marsh & McLennan Cos.,
                                Inc.                        42,504
                  235          MBIA, Inc.                   13,285
                1,610          Metlife, Inc.                46,368
                  210          MGIC Investment Corp.        14,238
                  660          Progressive Corp.            38,181
                  190          Safeco Corp.                  5,869
                  250          Torchmark Corp.               9,550
                  440          UnumProvident Corp.          11,198
                  200    @@    XL Capital Ltd.              16,940
                                                       -----------
                                                           547,584
                                                       -----------
                               INTERNET: 0.03%
                  940          Charles Schwab Corp.         10,528
                  890    @     Yahoo, Inc.                  13,136
                                                       -----------
                                                            23,664
                                                       -----------
                               IRON/STEEL: 0.01%
                  160          Nucor Corp.                  10,406
                                                       -----------
                               LEISURE TIME: 0.09%
                  200          Brunswick Corp.               5,600
                1,000          Carnival Corp.               27,690
                  470          Harley-Davidson, Inc.        24,097
                  300    @     Sabre Holdings Corp.         10,740
                                                       -----------
                                                            68,127
                                                       -----------
                               LODGING: 0.03%
                  170    @     Harrah's
                                Entertainment, Inc.          7,540
                  280          Hilton Hotels Corp.           3,892
                  160          Marriott Intl., Inc.          6,088
                  150          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                         4,934
                                                       -----------
                                                            22,454
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.06%
                  600          Deere & Co.                  28,740
                  340          Dover Corp.                  11,900
                  500          Rockwell Automation,
                                Inc.                         9,990
                                                       -----------
                                                            50,630
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.45%
                3,020    @     AOL Time Warner, Inc.   $    44,424
                  940    @     Clear Channel
                                Communications, Inc.        30,099
                1,590    @     Comcast Corp.                37,906
                  410          Gannett Co, Inc.             31,119
                  200          Knight-Ridder, Inc.          12,590
                  300          McGraw-Hill Cos., Inc.       17,910
                  240          New York Times Co.           12,360
                  470          Tribune Co.                  20,445
                  400    @     Univision
                                Communications, Inc.        12,560
                3,020    @     Viacom, Inc.                133,997
                                                       -----------
                                                           353,410
                                                       -----------
                               MINING: 0.11%
                  640    @@    Alcan, Inc.                  24,013
                  980    @@    Barrick Gold Corp.           18,610
                  280    @     Freeport-McMoRan
                                Copper & Gold, Inc.          4,998
                  750          Newmont Mining Corp.         19,748
                  250          Phelps Dodge Corp.           10,300
                  620    @@    Placer Dome, Inc.             6,950
                                                       -----------
                                                            84,619
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 0.96%
                  660          3M Co.                       81,180
                  220          Cooper Industries Ltd.        8,646
                  100          Crane Co.                     2,538
                  250          Danaher Corp.                16,587
                  470          Eastman Kodak Co.            13,710
                  160          Eaton Corp.                  11,640
               16,870          General Electric Co.        490,074
                  520          Honeywell Intl., Inc.        18,320
                  470          Illinois Tool Works,
                                Inc.                        32,101
                  160          ITT Industries, Inc.         11,296
                  250          Pall Corp.                    5,188
                  280          Textron, Inc.                13,132
                3,400    @@    Tyco Intl. Ltd.              45,934
                                                       -----------
                                                           750,346
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.04%
                  520          Pitney Bowes, Inc.           20,654
                1,060          Xerox Corp.                   7,388
                                                       -----------
                                                            28,042
                                                       -----------
                               OIL & GAS: 1.25%
                  230          Amerada Hess Corp.           18,975
                  400          Apache Corp.                 22,992
                  190          Burlington Resources,
                                Inc.                         7,220
                2,331          ChevronTexaco Corp.         206,293
                1,280          Conoco, Inc.                 35,584
                  330          Devon Energy Corp.           16,262
                5,920          Exxon Mobil Corp.           242,246
                  990          Marathon Oil Corp.           26,849
                  380   @,@@   Nabors Industries Ltd.       13,414
                  140    @     Noble Corp.                   5,404
                  830          Occidental Petroleum
                                Corp.                       24,892
                  814          Phillips Petroleum Co.       47,928
                4,650    @@    Royal Dutch Petroleum
                                Co. ADR                    257,006
                  220          Sunoco, Inc.                  7,839
                  690          Transocean, Inc.             21,493
                  570          Unocal Corp.                 21,056
                                                       -----------
                                                           975,453
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.05%
                  360          Baker Hughes, Inc.      $    11,984
                  350    @     BJ Services Co.              11,858
                1,170          Halliburton Co.              18,650
                                                       -----------
                                                            42,492
                                                       -----------
                               PACKAGING & CONTAINERS: 0.04%
                  140          Ball Corp.                    5,807
                  150          Bemis Co.                     7,125
                  280    @     Pactiv Corp.                  6,664
                  250    @     Sealed Air Corp.             10,068
                                                       -----------
                                                            29,664
                                                       -----------
                               PHARMACEUTICALS: 1.32%
                1,060          Abbott Laboratories          39,909
                  260          Allergan, Inc.               17,355
                  200          AmerisourceBergen
                                Corp.                       15,200
                3,290          Bristol-Myers Squibb
                                Co.                         84,553
                1,930          Eli Lilly & Co.             108,852
                  270    @     Forest Laboratories,
                                Inc.                        19,116
                  616    @     King Pharmaceuticals,
                                Inc.                        13,706
                  500    @     Medimmune, Inc.              13,200
                3,860          Merck & Co., Inc.           195,470
               10,670          Pfizer, Inc.                373,450
                  880          Pharmacia Corp.              32,956
                2,510          Schering-Plough Corp.        61,746
                  300    @     Watson
                                Pharmaceuticals, Inc.        7,581
                  910          Wyeth                        46,592
                                                       -----------
                                                         1,029,686
                                                       -----------
                               PIPELINES: 0.02%
                  650          Dynegy, Inc.                  4,680
                  350          EL Paso Corp.                 7,213
                  120          Kinder Morgan, Inc.           4,562
                  340          Williams Cos., Inc.           2,037
                                                       -----------
                                                            18,492
                                                       -----------
                               REITS: 0.03%
                  640          Equity Office
                                Properties Trust            19,264
                  180          Equity Residential            5,175
                                                       -----------
                                                            24,439
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               RETAIL: 1.74%
                  270    @     Autozone, Inc.          $    20,871
                  590    @     Bed Bath & Beyond,
                                Inc.                        22,267
                  925    @     Best Buy Co, Inc.            33,577
                  570          Circuit City Stores,
                                Inc.                        10,687
                  710    @     Costco Wholesale Corp.       27,420
                  350          Darden Restaurants,
                                Inc.                         8,645
                  190          Dillard's, Inc.               4,995
                  510          Dollar General Corp.          9,705
                  290          Family Dollar Stores         10,222
                  460    @     Federated Department
                                Stores                      18,262
                1,320          Gap, Inc. (The)              18,744
                6,770          Home Depot, Inc.            248,662
                  720          JC Penney Co, Inc.           15,854
                  530    @     Kohl's Corp.                 37,142
                1,910          Lowe's Cos., Inc.            86,714
                1,320          Ltd. Brands                  28,116
                  460          May Department Stores
                                Co.                         15,148
                2,210          McDonald's Corp.             62,875
                  300          Nordstrom, Inc.               6,795
                  820    @     Office Depot, Inc.           13,776
                  450          RadioShack Corp.             13,527
                  520          Sears Roebuck and Co.        28,236
                1,260    @     Staples, Inc.                24,822
                  620    @     Starbucks Corp.              15,407
                1,430          Target Corp.                 54,483
                  300          Tiffany & Co.                10,560
                1,600          TJX Cos., Inc.               31,376
                  460    @     Toys R US, Inc.               8,036
                  680          Walgreen Co.                 26,268
                7,570          Wal-Mart Stores, Inc.       416,426
                  250          Wendy's Intl., Inc.           9,958
                  700    @     Yum! Brands, Inc.            20,475
                                                       -----------
                                                         1,360,051
                                                       -----------
                               SAVINGS & LOANS: 0.12%
                  450          Golden West Financial
                                Corp.                       30,951
                1,635          Washington Mutual,
                                Inc.                        60,675
                                                       -----------
                                                            91,626
                                                       -----------
                               SEMICONDUCTORS: 0.63%
                  580    @     Altera Corp.                  7,888
                1,010    @     Analog Devices, Inc.         29,997
                3,500    @     Applied Materials,
                                Inc.                        66,570
                  350    @     Applied Micro Circuits
                                Corp.                        1,655
                  500    @     Broadcom Corp.                8,770
               10,520          Intel Corp.                 192,200
                  300    @     Kla-Tencor Corp.             13,197
                  790          Linear Technology
                                Corp.                       24,830
                  900    @     LSI Logic Corp.               7,875
                  640    @     Maxim Integrated
                                Products                    24,531
                  350    @     National Semiconductor
                                Corp.                       10,210
                  230    @     Novellus Systems, Inc.        7,820
                  350    @     Nvidia Corp.                  6,013
                  150    @     PMC - Sierra, Inc.            1,391
                  220    @     QLogic Corp.                  8,382
                  200    @     Teradyne, Inc.                4,700
                2,640          Texas Instruments,
                                Inc.                        62,568
                  630    @     Xilinx, Inc.                 14,131
                                                       -----------
                                                           492,728
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 1.14%
                  460          Adobe Systems, Inc.     $    13,110
                  140          Autodesk, Inc.                1,855
                1,450          Automatic Data
                                Processing                  63,147
                  360    @     BMC Software, Inc.            5,976
                  400    @     Citrix Systems, Inc.          2,416
                  880          Computer Associates
                                Intl., Inc.                 13,983
                  830    @     Compuware Corp.               5,038
                1,200          First Data Corp.             44,640
                  365    @     Fiserv, Inc.                 13,399
                  320    @     Intuit, Inc.                 15,910
                  200    @     Mercury Interactive
                                Corp.                        4,592
               10,940    @     Microsoft Corp.             598,418
                8,600    @     Oracle Corp.                 81,442
                  850    @     Peoplesoft, Inc.             12,648
                  450    @     Rational Software
                                Corp.                        3,695
                  890    @     Siebel Systems, Inc.         12,656
                                                       -----------
                                                           892,925
                                                       -----------
                               TELECOMMUNICATIONS: 1.13%
                  490          Alltel Corp.                 23,030
                  160    @     Andrew Corp.                  2,293
                6,280          AT&T Corp.                   67,196
                4,486    @     AT&T Wireless
                                Services, Inc.              26,243
                4,220          BellSouth Corp.             132,930
                  330          CenturyTel, Inc.              9,735
               11,540    @     Cisco Systems, Inc.         160,983
                  750    @     Citizens
                                Communications Co.           6,270
                  400    @     Comverse Technology,
                                Inc.                         3,704
                3,390          Motorola, Inc.               48,884
                  470    @     Qualcomm, Inc.               12,920
                5,700          SBC Communications,
                                Inc.                       173,850
                  320          Scientific-Atlanta,
                                Inc.                         5,264
                1,460          Sprint Corp.-FON Group       15,491
                1,100    @     Tellabs, Inc.                 6,820
                4,600          Verizon
                                Communications, Inc.       184,690
                                                       -----------
                                                           880,303
                                                       -----------
                               TEXTILES: 0.02%
                  340          Cintas Corp.                 16,806
                                                       -----------
                               TOBACCO: 0.20%
                3,630          Philip Morris Cos.,
                                Inc.                       158,558
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.04%
                  300          Hasbro, Inc.                  4,068
                1,140          Mattel, Inc.                 24,031
                                                       -----------
                                                            28,099
                                                       -----------
                               TRANSPORTATION: 0.12%
                  780          Burlington Northern
                                Santa Fe Corp.              23,400
                  430          CSX Corp.                    15,071
                  470          FedEx Corp.                  25,098
                  310          Norfolk Southern Corp.        7,248
                  400          Union Pacific Corp.          25,312
                                                       -----------
                                                            96,129
                                                       -----------
                               Total Common Stock
                                (Cost $16,394,302)      14,817,014
                                                       -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
BONDS/NOTES: 9.61%
                        SOVEREIGN: 9.61%
     $ 4,608,000        FICO Strip, Zero Coupon,
                         due 03/07/06                $ 3,998,568
       4,126,000        FICO Strip, Zero Coupon,
                         due 04/06/06                  3,518,570
                                                     -----------
                        Total Bonds/Notes (Cost
                         $7,566,458)                   7,517,138
                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.50%
                        FEDERAL HOME LOAN MORTGAGE
                         CORPORATION: 16.55%
      15,000,000        Zero Coupon, due 03/14/06     12,946,185
                                                     -----------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 18.67%
       9,887,636        6.420%, due 04/01/11          10,476,652
       4,715,000        Zero Coupon, due 11/15/05      4,125,507
                                                     -----------
                                                      14,602,159
                                                     -----------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION-STRIP: 4.28%
       3,879,000        Zero Coupon, due 01/15/06      3,350,839
                                                     -----------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $29,694,058)                 30,899,183
                                                     -----------
U.S. TREASURY OBLIGATIONS: 31.24%
                        U.S. TREASURY STRIP: 31.24%
      23,405,000        Zero Coupon, due 02/15/06     20,421,658
       4,586,000        Zero Coupon, due 02/15/06      4,012,842
                                                     -----------
                        Total U.S. Treasury
                         Obligations (Cost
                         $23,897,656)                 24,434,500
                                                     -----------
                        Total Long-Term Investments
                         (Cost $77,552,474)           77,667,835
                                                     -----------
SHORT-TERM INVESTMENTS: 0.69%
         541,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                        541,000
                                                     -----------
                        Total Short-Term
                         Investments (Cost
                         $541,000)                       541,000
                                                     -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $78,093,474)*       99.99%  $78,208,835
                        OTHER ASSETS AND
                         LIABILITIES-NET      0.01%        8,449
                                            -------  -----------
                        NET ASSETS          100.00%  $78,217,284
                                            =======  ===========

@   Non-income producing security.
@@  Foreign Issuer.
ADR American Depository Receipt.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                        $ 2,061,371
                        Gross Unrealized
                         Depreciation                         (1,946,010)
                                                             -----------
                        Net Unrealized
                         Appreciation                        $   115,361
                                                             ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 12.64%
                               ADVERTISING: 0.01%
                  120          Omnicom Group           $     5,496
                                                       -----------
                               AEROSPACE/DEFENSE: 0.15%
                  190          General Dynamics Corp.       20,206
                   90          Goodrich Corp.                2,459
                  320          Lockheed Martin Corp.        22,240
                  300          Northrop Grumman Corp.       37,500
                1,000          Raytheon Co.                 40,750
                  130          Rockwell Collins, Inc.        3,565
                  800          United Technologies
                                Corp.                       54,320
                                                       -----------
                                                           181,040
                                                       -----------
                               AGRICULTURE: 0.02%
                  550          UST, Inc.                    18,700
                                                       -----------
                               AIRLINES: 0.01%
                  800          Southwest Airlines Co.       12,928
                                                       -----------
                               APPAREL: 0.06%
                  290    @     Jones Apparel Group,
                                Inc.                        10,875
                  300          Liz Claiborne, Inc.           9,540
                  460          Nike, Inc.                   24,679
                  150    @     Reebok Intl. Ltd.             4,425
                  340          VF Corp.                     13,331
                                                       -----------
                                                            62,850
                                                       -----------
                               AUTO MANUFACTURERS: 0.09%
                2,530          Ford Motor Co.               40,480
                  940          General Motors Corp.         50,243
                  100          Navistar Intl. Corp.          3,200
                  365          Paccar, Inc.                 16,202
                                                       -----------
                                                           110,125
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 0.05%
                  260          Cooper Tire & Rubber
                                Co.                          5,343
                  260          Dana Corp.                    4,818
                  780          Delphi Corp.                 10,296
                  450          Goodyear Tire & Rubber
                                Co.                          8,419
                  370          TRW, Inc.                    21,083
                  350          Visteon Corp.                 4,970
                                                       -----------
                                                            54,929
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               BANKS: 0.98%
                  850          AmSouth Bancorp         $    19,023
                3,550          Bank of America Corp.       249,778
                2,730          Bank One Corp.              105,050
                  820          BB&T Corp.                   31,652
                  705          Charter One Financial,
                                Inc.                        24,238
                  310          Comerica, Inc.               19,034
                  400          Fifth Third Bancorp          26,660
                  300          First Tennessee
                                National Corp.              11,490
                1,790          FleetBoston Financial
                                Corp.                       57,906
                  390          Huntington Bancshares,
                                Inc.                         7,574
                  820          Keycorp                      22,386
                  480          Marshall & Ilsley
                                Corp.                       14,846
                1,050          Mellon Financial Corp.       33,002
                1,400          National City Corp.          46,550
                  160          Northern Trust Corp.          7,050
                  480          PNC Financial Services
                                Group, Inc.                 25,094
                  390          Regions Financial
                                Corp.                       13,709
                  600          SouthTrust Corp.             15,672
                  580          State Street Corp.           25,926
                  480          SunTrust Banks, Inc.         32,506
                  525          Union Planters Corp.         16,994
                3,270          US Bancorp                   76,355
                3,180          Wachovia Corp.              121,412
                2,920          Wells Fargo & Co.           146,175
                  100          Zions Bancorporation          5,210
                                                       -----------
                                                         1,155,292
                                                       -----------
                               BEVERAGES: 0.39%
                1,480          Anheuser-Busch Cos.,
                                Inc.                        74,000
                  100          Brown-Forman Corp.            6,900
                3,530          Coca-Cola Co.               197,680
                  610          Coca-Cola Enterprises,
                                Inc.                        13,469
                   90          Coors (Adolph)                5,607
                  700          Pepsi Bottling Group,
                                Inc.                        21,560
                3,010          PepsiCo, Inc.               145,082
                                                       -----------
                                                           464,298
                                                       -----------
                               BIOTECHNOLOGY: 0.09%
                1,770    @     Amgen, Inc.                  74,128
                  200    @     Chiron Corp.                  7,070
                  410    @     Genzyme Corp.                 7,888
                  770    @     Immunex Corp.                17,202
                                                       -----------
                                                           106,288
                                                       -----------
                               BUILDING MATERIALS: 0.05%
                  120    @     American Standard
                                Cos., Inc.                   9,012
                1,480          Masco Corp.                  40,123
                  250          Vulcan Materials Co.         10,950
                                                       -----------
                                                            60,085
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.24%
                  410          Air Products &
                                Chemicals, Inc.        $    20,693
                  210          Ashland, Inc.                 8,505
                1,570          Dow Chemical Co.             53,977
                2,280          Du Pont (E.I.) de
                                Nemours & Co.              101,232
                  300          Ecolab, Inc.                 13,869
                  300          Engelhard Corp.               8,496
                  190          International Flavors
                                & Fragrances, Inc.           6,173
                  290          PPG Industries, Inc.         17,951
                  280          Praxair, Inc.                15,952
                  550          Rohm & Haas Co.              22,270
                  400          Sherwin-Williams Co.         11,972
                                                       -----------
                                                           281,090
                                                       -----------
                               COMMERCIAL SERVICES: 0.14%
                  280    @     Apollo Group, Inc.           11,038
                  710    @     Concord EFS, Inc.            21,399
                  200    @     Convergys Corp.               3,896
                  200          Deluxe Corp.                  7,778
                  240          Equifax, Inc.                 6,480
                  310          H&R Block, Inc.              14,306
                  900          McKesson Corp.               29,430
                  280          Moody's Corp.                13,930
                  950          Paychex, Inc.                29,726
                  350    @     Quintiles
                                Transnational Corp.          4,372
                  500    @     Robert Half Intl.,
                                Inc.                        11,650
                  300          RR Donnelley & Sons
                                Co.                          8,265
                                                       -----------
                                                           162,270
                                                       -----------
                               COMPUTERS: 0.47%
                  460    @     Apple Computer, Inc.          8,151
                  400    @     Computer Sciences
                                Corp.                       19,120
                5,490    @     Dell Computer Corp.         143,509
                  750          Electronic Data
                                Systems Corp.               27,862
                2,750    @     EMC Corp.-Mass.              20,762
                4,788          Hewlett-Packard Co.          73,161
                2,720          International Business
                                Machines Corp.             195,840
                  400    @     Lexmark Intl., Inc.          21,760
                  820    @     Network Appliance,
                                Inc.                        10,201
                4,160    @     Sun Microsystems, Inc.       20,842
                  450    @     Unisys Corp.                  4,050
                  500    @     Veritas Software Corp.        9,895
                                                       -----------
                                                           555,153
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.44%
                  100          Alberto-Culver Co.            4,780
                  420          Avon Products, Inc.          21,941
                  930          Colgate-Palmolive Co.        46,546
                1,820          Gillette Co.                 61,643
                  880          Kimberly-Clark Corp.         54,560
                3,760          Procter & Gamble Co.        335,768
                                                       -----------
                                                           525,238
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  400          Genuine Parts Co.            13,948
                  160          WW Grainger, Inc.             8,016
                                                       -----------
                                                            21,964
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                1.00%
                2,270          American Express Co.    $    82,446
                  300          Bear Stearns Cos.,
                                Inc.                        18,360
                  370          Capital One Financial
                                Corp.                       22,588
                8,790          Citigroup, Inc.             340,612
                  300          Countrywide Credit
                                Ind., Inc.                  14,475
                2,290          Fannie Mae                  168,887
                1,330          Freddie Mac                  81,396
                1,100          Household Intl., Inc.        54,670
                3,800          JP Morgan Chase & Co.       128,896
                  410          Lehman Brothers
                                Holdings, Inc.              25,633
                1,950          MBNA Corp.                   64,487
                1,480          Merrill Lynch & Co.,
                                Inc.                        59,940
                1,890          Morgan Stanley               81,421
                  260          SLM Corp.                    25,194
                  300          Stilwell Financial,
                                Inc.                         5,460
                   80          T Rowe Price Group,
                                Inc.                         2,630
                                                       -----------
                                                         1,177,095
                                                       -----------
                               ELECTRIC: 0.32%
                  800    @     AES Corp.                     4,336
                  300          Allegheny Energy, Inc.        7,725
                  580          American Electric
                                Power Co., Inc.             23,212
                  380          Cinergy Corp.                13,676
                  380          Consolidated Edison,
                                Inc.                        15,865
                  270          Constellation Energy
                                Group, Inc.                  7,922
                  470          Dominion Resources,
                                Inc.                        31,114
                  280          DTE Energy Co.               12,499
                1,160          Duke Energy Corp.            36,076
                1,010    @     Edison Intl.                 17,170
                  360          Entergy Corp.                15,278
                  500          FirstEnergy Corp.            16,690
                  870    @     Mirant Corp.                  6,351
                  360          NiSource, Inc.                7,859
                  900    @     PG&E Corp.                   16,101
                  200          Pinnacle West Capital
                                Corp.                        7,900
                  200          PPL Corp.                     6,616
                  390          Progress Energy, Inc.        20,284
                  360          Public Service
                                Enterprise Group,
                                Inc.                        15,588
                  690          Reliant Energy, Inc.         11,661
                1,210          Southern Co.                 33,154
                  260          TECO Energy, Inc.             6,435
                  460          TXU Corp.                    23,713
                  980          Xcel Energy, Inc.            16,435
                                                       -----------
                                                           373,660
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.05%
                  550    @     American Power
                                Conversion                   6,946
                  750          Emerson Electric Co.         40,132
                  450          Molex, Inc.                  15,089
                                                       -----------
                                                            62,167
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRONICS: 0.08%
                  580    @     Agilent Technologies,
                                Inc.                   $    13,717
                  750          Applera Corp. --
                                Applied Biosystems
                                Group                       14,617
                  510    @     Jabil Circuit, Inc.          10,766
                  250          Johnson Controls, Inc.       20,403
                  200          Parker Hannifin Corp.         9,558
                  720    @     Sanmina Corp.                 4,543
                1,780    @     Solectron Corp.              10,947
                  400    @     Thermo Electron Corp.         6,600
                  150    @     Waters Corp.                  4,005
                                                       -----------
                                                            95,156
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  200          Fluor Corp.                   7,790
                                                       -----------
                               ENTERTAINMENT: 0.01%
                  250    @     International Game
                                Technology                  14,175
                                                       -----------
                               ENVIRONMENTAL CONTROL: 0.03%
                  500    @     Allied Waste
                                Industries, Inc.             4,800
                1,090          Waste Management, Inc.       28,395
                                                       -----------
                                                            33,195
                                                       -----------
                               FOOD: 0.27%
                  700          Albertson's, Inc.            21,322
                1,505          Archer-Daniels-
                                Midland Co.                 19,249
                  690          Campbell Soup Co.            19,085
                1,260          Conagra Foods, Inc.          34,839
                  630          General Mills, Inc.          27,770
                  250          Hershey Foods Corp.          15,625
                  250          HJ Heinz Co.                 10,275
                  690          Kellogg Co.                  24,743
                1,140    @     Kroger Co.                   22,686
                1,370          Sara Lee Corp.               28,277
                  280          Supervalu, Inc.               6,868
                  970          Sysco Corp.                  26,403
                  820    @@    Unilever NV ADR              53,136
                  400          Winn-Dixie Stores,
                                Inc.                         6,236
                                                       -----------
                                                           316,514
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.06%
                   80          Boise Cascade Corp.           2,762
                  750          Georgia-Pacific Corp.        18,435
                  730          International Paper
                                Co.                         31,813
                  300          Plum Creek Timber Co.,
                                Inc.                         9,210
                   80          Temple-Inland, Inc.           4,629
                  150          Weyerhaeuser Co.              9,578
                                                       -----------
                                                            76,427
                                                       -----------
                               GAS: 0.02%
                  400          KeySpan Corp.                15,060
                   70          Nicor, Inc.                   3,203
                   40          Peoples Energy Corp.          1,458
                  350          Sempra Energy                 7,746
                                                       -----------
                                                            27,467
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.02%
                  180          Black & Decker Corp.    $     8,676
                  100          Snap-On, Inc.                 2,969
                  150          Stanley Works                 6,152
                                                       -----------
                                                            17,797
                                                       -----------
                               HEALTHCARE -- PRODUCTS: 0.43%
                  600          Baxter Intl., Inc.           26,670
                  440          Becton Dickinson & Co.       15,158
                  300          Biomet, Inc.                  8,136
                  670    @     Boston Scientific
                                Corp.                       19,644
                  120          CR Bard, Inc.                 6,790
                1,000    @     Guidant Corp.                30,230
                5,164          Johnson & Johnson           269,871
                2,090          Medtronic, Inc.              89,557
                  200    @     St. Jude Medical, Inc.       14,770
                  350          Stryker Corp.                18,729
                  220    @     Zimmer Holdings, Inc.         7,845
                                                       -----------
                                                           507,400
                                                       -----------
                               HEALTHCARE -- SERVICES: 0.18%
                  350          Aetna, Inc.                  16,789
                  800    @     Health Management
                                Associates, Inc.            16,120
                  520    @     Healthsouth Corp.             6,651
                  300    @     Humana, Inc.                  4,689
                  370    @     Manor Care, Inc.              8,510
                  770    @     Tenet Healthcare Corp.       55,094
                  840          UnitedHealth Group,
                                Inc.                        76,902
                  430    @     Wellpoint Health
                                Networks                    33,458
                                                       -----------
                                                           218,213
                                                       -----------
                               HOME BUILDERS: 0.01%
                  150          Centex Corp.                  8,668
                  150          KB Home                       7,727
                                                       -----------
                                                            16,395
                                                       -----------
                               HOME FURNISHINGS: 0.02%
                  350          Leggett & Platt, Inc.         8,190
                  140          Maytag Corp.                  5,971
                  130          Whirlpool Corp.               8,497
                                                       -----------
                                                            22,658
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.06%
                  250          Avery Dennison Corp.         15,687
                  750          Clorox Co.                   31,012
                  420          Fortune Brands, Inc.         23,520
                                                       -----------
                                                            70,219
                                                       -----------
                               HOUSEWARES: 0.01%
                  470          Newell Rubbermaid,
                                Inc.                        16,478
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 0.48%
                  430    @@    ACE Ltd.                $    13,588
                  860          Aflac, Inc.                  27,520
                1,210          Allstate Corp.               44,746
                  180          AMBAC Financial Group,
                                Inc.                        12,096
                1,783          American Intl. Group        121,654
                  470          AON Corp.                    13,856
                  300          Chubb Corp.                  21,240
                  330          Cigna Corp.                  32,149
                  280          Cincinnati Financial
                                Corp.                       13,028
                  170          Hartford Financial
                                Services Group, Inc.        10,110
                  350          Jefferson-Pilot Corp.        16,450
                  500          John Hancock Financial
                                Services, Inc.              17,600
                  140          Lincoln National Corp.        5,880
                  140          Loews Corp.                   7,419
                  480          Marsh & McLennan Cos.,
                                Inc.                        46,368
                  240          MBIA, Inc.                   13,567
                1,620          Metlife, Inc.                46,656
                  250          MGIC Investment Corp.        16,950
                  650          Progressive Corp.            37,603
                  200          Safeco Corp.                  6,178
                  300          Torchmark Corp.              11,460
                  440          UnumProvident Corp.          11,198
                  240    @@    XL Capital Ltd.              20,328
                                                       -----------
                                                           567,644
                                                       -----------
                               INTERNET: 0.02%
                  770          Charles Schwab Corp.          8,624
                  730    @     Yahoo, Inc.                  10,775
                                                       -----------
                                                            19,399
                                                       -----------
                               IRON/STEEL: 0.01%
                  140          Nucor Corp.                   9,106
                                                       -----------
                               LEISURE TIME: 0.07%
                  300          Brunswick Corp.               8,400
                1,000          Carnival Corp.               27,690
                  520          Harley-Davidson, Inc.        26,660
                  470    @     Sabre Holdings Corp.         16,826
                                                       -----------
                                                            79,576
                                                       -----------
                               LODGING: 0.02%
                  250    @     Harrah's
                                Entertainment, Inc.         11,087
                  280          Hilton Hotels Corp.           3,892
                  150          Marriott Intl., Inc.          5,708
                  150          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                         4,934
                                                       -----------
                                                            25,621
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.04%
                  540          Deere & Co.                  25,866
                  380          Dover Corp.                  13,300
                  320          Rockwell Automation,
                                Inc.                         6,394
                                                       -----------
                                                            45,560
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.31%
                2,510    @     AOL Time Warner, Inc.   $    36,922
                1,020    @     Clear Channel
                                Communications, Inc.        32,660
                1,620    @     Comcast Corp.                38,621
                  460          Gannett Co, Inc.             34,914
                  260          Knight-Ridder, Inc.          16,367
                  340          McGraw-Hill Cos., Inc.       20,298
                  350          New York Times Co.           18,025
                  510          Tribune Co.                  22,185
                  400    @     Univision
                                Communications, Inc.        12,560
                3,020    @     Viacom, Inc.                133,997
                                                       -----------
                                                           366,549
                                                       -----------
                               MINING: 0.06%
                  570    @@    Alcan, Inc.                  21,386
                  790    @@    Barrick Gold Corp.           15,002
                  450    @     Freeport-McMoRan
                                Copper & Gold, Inc.          8,032
                  650          Newmont Mining Corp.         17,115
                  150          Phelps Dodge Corp.            6,180
                  750    @@    Placer Dome, Inc.             8,408
                                                       -----------
                                                            76,123
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 0.64%
                  680          3M Co.                       83,640
                  260          Cooper Industries Ltd.       10,218
                  150          Crane Co.                     3,807
                  270          Danaher Corp.                17,914
                  750          Eastman Kodak Co.            21,877
                  130          Eaton Corp.                   9,457
               16,380          General Electric Co.        475,839
                  570          Honeywell Intl., Inc.        20,081
                  530          Illinois Tool Works,
                                Inc.                        36,199
                  160          ITT Industries, Inc.         11,296
                  350          Pall Corp.                    7,263
                  250          Textron, Inc.                11,725
                3,480    @@    Tyco Intl. Ltd.              47,015
                                                       -----------
                                                           756,331
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  440          Pitney Bowes, Inc.           17,477
                  870          Xerox Corp.                   6,064
                                                       -----------
                                                            23,541
                                                       -----------
                               OIL & GAS: 0.76%
                  240          Amerada Hess Corp.           19,800
                  520          Apache Corp.                 29,890
                  220          Burlington Resources,
                                Inc.                         8,360
                2,342          ChevronTexaco Corp.         207,267
                1,150          Conoco, Inc.                 31,970
                  360          Devon Energy Corp.           17,741
                5,080          Exxon Mobil Corp.           207,874
                  770          Marathon Oil Corp.           20,882
                  450   @,@@   Nabors Industries Ltd.       15,885
                  190    @     Noble Corp.                   7,334
                  730          Occidental Petroleum
                                Corp.                       21,893
                  720          Phillips Petroleum Co.       42,394
                3,970    @@    Royal Dutch Petroleum
                                Co. ADR                    219,422
                  170          Sunoco, Inc.                  6,057
                  720          Transocean, Inc.             22,428
                  560          Unocal Corp.                 20,686
                                                       -----------
                                                           899,883
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.03%
                  310          Baker Hughes, Inc.      $    10,320
                  400    @     BJ Services Co.              13,552
                  830          Halliburton Co.              13,230
                                                       -----------
                                                            37,102
                                                       -----------
                               PACKAGING & CONTAINERS: 0.02%
                  170          Ball Corp.                    7,052
                  150          Bemis Co.                     7,125
                  370    @     Pactiv Corp.                  8,806
                  160    @     Sealed Air Corp.              6,443
                                                       -----------
                                                            29,426
                                                       -----------
                               PHARMACEUTICALS: 0.85%
                  880          Abbott Laboratories          33,132
                  210          Allergan, Inc.               14,017
                  250          AmerisourceBergen
                                Corp.                       19,000
                2,720          Bristol-Myers Squibb
                                Co.                         69,904
                1,920          Eli Lilly & Co.             108,288
                  310    @     Forest Laboratories,
                                Inc.                        21,948
                  553    @     King Pharmaceuticals,
                                Inc.                        12,304
                  700    @     Medimmune, Inc.              18,480
                3,900          Merck & Co., Inc.           197,496
               10,690          Pfizer, Inc.                374,150
                  880          Pharmacia Corp.              32,956
                2,050          Schering-Plough Corp.        50,430
                  180    @     Watson
                                Pharmaceuticals, Inc.        4,549
                  910          Wyeth                        46,592
                                                       -----------
                                                         1,003,246
                                                       -----------
                               PIPELINES: 0.02%
                  800          Dynegy, Inc.                  5,760
                  550          EL Paso Corp.                11,335
                  150          Kinder Morgan, Inc.           5,703
                  250          Williams Cos., Inc.           1,498
                                                       -----------
                                                            24,296
                                                       -----------
                               REITS: 0.02%
                  730          Equity Office
                                Properties Trust            21,973
                  250          Equity Residential            7,187
                                                       -----------
                                                            29,160
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               RETAIL: 1.19%
                  290    @     Autozone, Inc.          $    22,417
                  850    @     Bed Bath & Beyond,
                                Inc.                        32,079
                  940    @     Best Buy Co., Inc.           34,122
                  570          Circuit City Stores,
                                Inc.                        10,687
                  770    @     Costco Wholesale Corp.       29,737
                  455          Darden Restaurants,
                                Inc.                        11,238
                  200          Dillard's, Inc.               5,258
                  490          Dollar General Corp.          9,325
                  310          Family Dollar Stores         10,927
                  450    @     Federated Department
                                Stores                      17,865
                1,190          Gap, Inc. (The)              16,898
                6,820          Home Depot, Inc.            250,499
                  590          JC Penney Co., Inc.          12,992
                  570    @     Kohl's Corp.                 39,946
                2,270          Lowe's Cos., Inc.           103,058
                1,290          Ltd. Brands                  27,477
                  470          May Department Stores
                                Co.                         15,477
                2,170          McDonald's Corp.             61,737
                  200          Nordstrom, Inc.               4,530
                  800    @     Office Depot, Inc.           13,440
                  540          RadioShack Corp.             16,232
                  520          Sears Roebuck and Co.        28,236
                1,350    @     Staples, Inc.                26,595
                  580    @     Starbucks Corp.              14,413
                1,570          Target Corp.                 59,817
                  400          Tiffany & Co.                14,080
                1,610          TJX Cos., Inc.               31,572
                  450    @     Toys R US, Inc.               7,862
                  700          Walgreen Co.                 27,041
                7,600          Wal-Mart Stores, Inc.       418,076
                  300          Wendy's Intl., Inc.          11,949
                  500    @     Yum! Brands, Inc.            14,625
                                                       -----------
                                                         1,400,207
                                                       -----------
                               SAVINGS & LOANS: 0.07%
                  460          Golden West Financial
                                Corp.                       31,639
                1,380          Washington Mutual,
                                Inc.                        51,212
                                                       -----------
                                                            82,851
                                                       -----------
                               SEMICONDUCTORS: 0.42%
                  490    @     Altera Corp.                  6,664
                1,010    @     Analog Devices, Inc.         29,997
                3,520    @     Applied Materials,
                                Inc.                        66,950
                  650    @     Broadcom Corp.               11,401
               10,590          Intel Corp.                 193,479
                  290    @     Kla-Tencor Corp.             12,757
                  660          Linear Technology
                                Corp.                       20,744
                  420    @     LSI Logic Corp.               3,675
                  670    @     Maxim Integrated
                                Products                    25,681
                  600    @     National Semiconductor
                                Corp.                       17,502
                  210    @     Novellus Systems, Inc.        7,140
                  290    @     Nvidia Corp.                  4,982
                  250    @     PMC - Sierra, Inc.            2,318
                  210    @     QLogic Corp.                  8,001
                  250    @     Teradyne, Inc                 5,875
                2,750          Texas Instruments,
                                Inc.                        65,175
                  520    @     Xilinx, Inc.                 11,664
                                                       -----------
                                                           494,005
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 0.79%
                  370          Adobe Systems, Inc.     $    10,545
                  300          Autodesk, Inc.                3,975
                1,460          Automatic Data
                                Processing                  63,583
                  600    @     BMC Software, Inc.            9,960
                  250    @     Citrix Systems, Inc.          1,510
                  960          Computer Associates
                                Intl., Inc.                 15,254
                  370    @     Compuware Corp.               2,246
                1,320          First Data Corp.             49,104
                  450    @     Fiserv, Inc.                 16,519
                  330    @     Intuit, Inc.                 16,408
                  200    @     Mercury Interactive
                                Corp.                        4,592
               11,610    @     Microsoft Corp.             635,067
                8,670    @     Oracle Corp.                 82,105
                  620    @     Peoplesoft, Inc.              9,226
                  100    @     Rational Software
                                Corp.                          821
                  570    @     Siebel Systems, Inc.          8,105
                                                       -----------
                                                           929,020
                                                       -----------
                               TELECOMMUNICATIONS: 0.74%
                  550          Alltel Corp.                 25,850
                  250    @     Andrew Corp.                  3,582
                5,330          AT&T Corp.                   57,031
                3,796    @     AT&T Wireless
                                Services, Inc.              22,207
                4,260          BellSouth Corp.             134,190
                  500          CenturyTel, Inc.             14,750
               11,610    @     Cisco Systems, Inc.         161,959
                  450    @     Citizens
                                Communications Co.           3,762
                  550    @     Comverse Technology,
                                Inc.                         5,093
                3,640          Motorola, Inc.               52,489
                  490    @     Qualcomm, Inc.               13,470
                5,650          SBC Communications,
                                Inc.                       172,325
                  250          Scientific-Atlanta,
                                Inc.                         4,113
                1,240          Sprint Corp.-FON Group       13,156
                  540    @     Tellabs, Inc.                 3,348
                4,620          Verizon
                                Communications, Inc.       185,493
                                                       -----------
                                                           872,818
                                                       -----------
                               TEXTILES: 0.01%
                  290          Cintas Corp.                 14,335
                                                       -----------
                               TOBACCO: 0.14%
                3,660          Philip Morris Cos.,
                                Inc.                       159,869
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  330          Hasbro, Inc.                  4,475
                1,090          Mattel, Inc.                 22,977
                                                       -----------
                                                            27,452
                                                       -----------
                               TRANSPORTATION: 0.10%
                  680          Burlington Northern
                                Santa Fe Corp.              20,400
                  360          CSX Corp.                    12,618
                  750          FedEx Corp.                  40,050
                  400          Norfolk Southern Corp.        9,352
                  600          Union Pacific Corp.          37,968
                                                       -----------
                                                           120,388
                                                       -----------
                               Total Common Stock
                                (Cost $16,132,467)      14,924,060
                                                       -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
BONDS/NOTES: 12.65%
                        REGIONAL (STATE/PROVINCE): 5.09%
     $ 6,979,000        Tennessee Valley
                         Authority, Zero Coupon,
                         due 01/15/06               $  6,007,942
                                                    ------------
                        SOVEREIGN: 7.56%
       2,962,000        FICO Strip, Zero Coupon,
                         due 04/06/06                  2,525,934
       5,984,000        Israel Trust, Zero Coupon,
                         due 05/15/06                  5,078,962
       1,560,000        Turkey Trust, Zero Coupon,
                         due 05/15/06                  1,324,061
                                                    ------------
                                                       8,928,957
                                                    ------------
                        Total Bonds/Notes
                         (Cost $14,664,223)           14,936,899
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.12%
                        FEDERAL HOME LOAN BANK:
                         18.05%
      25,000,000        Zero Coupon, due 06/13/06     21,320,100
                                                    ------------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 18.07%
      25,000,000        Zero Coupon, due 06/13/06     21,337,975
                                                    ------------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $40,715,038)                 42,658,075
                                                    ------------
U.S. TREASURY OBLIGATIONS: 37.83%
                        U.S. TREASURY STRIP:
                         37.83%
      26,443,000        Zero Coupon, due 05/15/06     22,838,951
      25,328,000        Zero Coupon, due 05/15/06     21,831,799
                                                    ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $43,701,950)                 44,670,750
                                                    ------------
                        Total Long-Term
                         Investments (Cost
                         $115,213,678)               117,189,784
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.90%
     $ 1,059,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                   $  1,059,000
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost $1,059,000)             1,059,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $116,272,678)*    100.14%  $118,248,784
                        OTHER ASSETS AND
                         LIABILITIES-NET   (0.14)%      (165,488)
                                           -------  ------------
                        NET ASSETS         100.00%  $118,083,296
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                    $ 3,527,399
                        Gross Unrealized
                         Depreciation                     (1,551,293)
                                                         -----------
                        Net Unrealized
                         Appreciation                    $ 1,976,106
                                                         ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 25.11%
                               ADVERTISING: 0.01%
                  250          Omnicom Group         $    11,450
                                                     -----------
                               AEROSPACE/DEFENSE: 0.27%
                  350          General Dynamics
                                Corp.                     37,222
                  150          Goodrich Corp.              4,098
                  650          Lockheed Martin
                                Corp.                     45,175
                  450          Northrop Grumman
                                Corp.                     56,250
                1,550          Raytheon Co.               63,163
                  600          Rockwell Collins,
                                Inc.                      16,452
                1,600          United Technologies
                                Corp.                    108,640
                                                     -----------
                                                         331,000
                                                     -----------
                               AGRICULTURE: 0.02%
                  700          UST, Inc.                  23,800
                                                     -----------
                               AIRLINES: 0.02%
                1,500          Southwest Airlines
                                Co.                       24,240
                                                     -----------
                               APPAREL: 0.12%
                  700    @     Jones Apparel Group,
                                Inc.                      26,250
                  650          Liz Claiborne, Inc.        20,670
                  950          Nike, Inc.                 50,968
                  300    @     Reebok Intl. Ltd.           8,850
                  750          VF Corp.                   29,408
                                                     -----------
                                                         136,146
                                                     -----------
                               AUTO MANUFACTURERS: 0.20%
                6,100          Ford Motor Co.             97,600
                1,900          General Motors Corp.      101,555
                  300          Navistar Intl. Corp.        9,600
                  600          Paccar, Inc.               26,634
                                                     -----------
                                                         235,389
                                                     -----------
                               AUTO PARTS & EQUIPMENT: 0.11%
                  500          Cooper Tire & Rubber
                                Co.                       10,275
                  850          Dana Corp.                 15,750
                1,800          Delphi Corp.               23,760
                  800          Goodyear Tire &
                                Rubber Co.                14,968
                  750          TRW, Inc.                  42,735
                  700          Visteon Corp.               9,940
                                                     -----------
                                                         117,428
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               BANKS: 1.89%
                1,300          AmSouth Bancorp       $    29,094
                7,250          Bank of America
                                Corp.                    510,110
                5,600          Bank One Corp.            215,488
                1,650          BB&T Corp.                 63,690
                  750          Charter One
                                Financial, Inc.           25,785
                  600          Comerica, Inc.             36,840
                  800          Fifth Third Bancorp        53,320
                  600          First Tennessee
                                National Corp.            22,980
                3,550          FleetBoston
                                Financial Corp.          114,842
                1,100          Huntington
                                Bancshares, Inc.          21,362
                1,500          Keycorp                    40,950
                1,100          Marshall & Ilsley
                                Corp.                     34,023
                1,450          Mellon Financial
                                Corp.                     45,574
                2,900          National City Corp.        96,425
                  300          Northern Trust Corp.       13,218
                1,100          PNC Financial
                                Services Group,
                                Inc.                      57,508
                  800          Regions Financial
                                Corp.                     28,120
                1,300          SouthTrust Corp.           33,956
                1,050          State Street Corp.         46,935
                  950          SunTrust Banks, Inc.       64,334
                1,200          Union Planters Corp.       38,844
                6,450          US BanCorp.               150,608
                6,500          Wachovia Corp.            248,170
                5,750          Wells Fargo & Co.         287,845
                  200          Zions Bancorporation       10,420
                                                     -----------
                                                       2,290,441
                                                     -----------
                               BEVERAGES: 0.82%
                2,950          Anheuser-Busch Cos.,
                                Inc.                     147,500
                  300          Brown-Forman Corp.         20,700
                8,350          Coca-Cola Co.             467,600
                1,650          Coca-Cola
                                Enterprises, Inc.         36,432
                  150          Coors (Adolph)              9,345
                  900          Pepsi Bottling
                                Group, Inc.               27,720
                6,000          PepsiCo, Inc.             289,200
                                                     -----------
                                                         998,497
                                                     -----------
                               BIOTECHNOLOGY: 0.18%
                3,500    @     Amgen, Inc.               146,580
                  350    @     Chiron Corp.               12,372
                1,000    @     Genzyme Corp.              19,240
                1,800    @     Immunex Corp.              40,212
                                                     -----------
                                                         218,404
                                                     -----------
                               BUILDING MATERIALS: 0.10%
                  350    @     American Standard
                                Cos., Inc.                26,285
                3,000          Masco Corp.                81,330
                  400          Vulcan Materials Co.       17,520
                                                     -----------
                                                         125,135
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               CHEMICALS: 0.46%
                  800          Air Products &
                                Chemicals, Inc       $    40,376
                  400          Ashland, Inc.              16,200
                3,200          Dow Chemical Co.          110,016
                4,700          Du Pont (E.I.) de
                                Nemours & Co.            208,680
                  600          Ecolab, Inc.               27,738
                  650          Engelhard Corp.            18,408
                  500          International
                                Flavors &
                                Fragrances, Inc.          16,245
                  600          PPG Industries, Inc.       37,140
                  600          Praxair, Inc.              34,182
                  950          Rohm & Haas Co.            38,466
                  610          Sherwin-Williams Co.       18,257
                                                     -----------
                                                         565,708
                                                     -----------
                               COMMERCIAL SERVICES: 0.25%
                  750    @     Apollo Group, Inc.         29,565
                1,950    @     Concord EFS, Inc.          58,773
                  350    @     Convergys Corp.             6,818
                  430          Deluxe Corp.               16,723
                  600          Equifax, Inc.              16,200
                  600          H&R Block, Inc.            27,690
                  950          McKesson Corp.             31,065
                  650          Moody's Corp.              32,338
                1,500          Paychex, Inc.              46,935
                  850    @     Quintiles
                                Transnational Corp.       10,617
                  800    @     Robert Half Intl.,
                                Inc.                      18,640
                  400          RR Donnelley & Sons
                                Co.                       11,020
                                                     -----------
                                                         306,384
                                                     -----------
                               COMPUTERS: 0.97%
                  500    @     Apple Computer, Inc.        8,860
                1,000    @     Computer Sciences
                                Corp.                     47,800
               13,250    @     Dell Computer Corp.       346,355
                1,450          Electronic Data
                                Systems Corp.             53,867
                6,450    @     EMC Corp.-Mass             48,697
                9,816          Hewlett-Packard Co.       149,988
                5,550          International
                                Business Machines
                                Corp.                    399,600
                  450    @     Lexmark Intl., Inc.        24,480
                1,700    @     Network Appliance,
                                Inc.                      21,148
                9,850    @     Sun Microsystems,
                                Inc.                      49,349
                  550    @     Unisys Corp.                4,950
                1,400    @     Veritas Software
                                Corp.                     27,706
                                                     -----------
                                                       1,182,800
                                                     -----------
                               COSMETICS/PERSONAL CARE: 0.87%
                  200          Alberto-Culver Co.          9,560
                  750          Avon Products, Inc.        39,180
                1,800          Colgate-Palmolive
                                Co.                       90,090
                3,550          Gillette Co.              120,238
                1,750          Kimberly-Clark Corp.      108,500
                7,700          Procter & Gamble Co.      687,610
                                                     -----------
                                                       1,055,178
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               DISTRIBUTION/WHOLESALE: 0.04%
                  800          Genuine Parts Co.     $    27,896
                  350          WW Grainger, Inc.          17,535
                                                     -----------
                                                          45,431
                                                     -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                2.01%
                4,500          American Express Co.      163,440
                  650          Bear Stearns Cos.,
                                Inc.                      39,780
                  860          Capital One
                                Financial Corp.           52,503
               18,000          Citigroup, Inc.           697,500
                  500          Countrywide Credit
                                Ind., Inc.                24,125
                4,680          Fannie Mae                345,150
                3,140          Freddie Mac               192,168
                2,150          Household Intl.,
                                Inc.                     106,855
                9,000          JP Morgan Chase &
                                Co.                      305,280
                  850          Lehman Brothers
                                Holdings, Inc.            53,142
                3,800          MBNA Corp.                125,666
                2,950          Merrill Lynch & Co.,
                                Inc.                     119,475
                3,700          Morgan Stanley            159,396
                  550          SLM Corp.                  53,295
                  480          Stilwell Financial,
                                Inc.                       8,736
                  150          T Rowe Price Group,
                                Inc.                       4,932
                                                     -----------
                                                       2,451,443
                                                     -----------
                               ELECTRIC: 0.66%
                  550          Allegheny Energy,
                                Inc.                      14,162
                1,100          American Electric
                                Power Co., Inc.           44,022
                  610          Cinergy Corp.              21,954
                  850          Consolidated Edison,
                                Inc.                      35,487
                  800          Constellation Energy
                                Group, Inc.               23,472
                  950          Dominion Resources,
                                Inc.                      62,890
                  650          DTE Energy Co.             29,016
                2,800          Duke Energy Corp.          87,080
                2,200    @     Edison Intl.               37,400
                  750          Entergy Corp.              31,830
                  980          FirstEnergy Corp.          32,712
                2,250    @     Mirant Corp.               16,425
                1,050          NiSource, Inc.             22,922
                2,300    @     PG&E Corp.                 41,147
                  500          Pinnacle West
                                Capital Corp.             19,750
                  340          PPL Corp.                  11,247
                  750          Progress Energy,
                                Inc.                      39,008
                  950          Public Service
                                Enterprise Group,
                                Inc.                      41,135
                1,680          Reliant Energy, Inc.       28,392
                2,600          Southern Co.               71,240
                  800          TECO Energy, Inc.          19,800
                  900          TXU Corp.                  46,395
                1,800          Xcel Energy, Inc.          30,186
                                                     -----------
                                                         807,672
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.10%
                1,600          Emerson Electric Co.  $    85,616
                  900          Molex, Inc.                30,177
                                                     -----------
                                                         115,793
                                                     -----------
                               ELECTRONICS: 0.16%
                1,650    @     Agilent
                                Technologies, Inc.        39,022
                1,100          Applera Corp. --
                                Applied Biosystems
                                Group                     21,439
                1,150    @     Jabil Circuit, Inc.        24,277
                  300          Johnson Controls,
                                Inc.                      24,483
                  550          Parker Hannifin
                                Corp.                     26,285
                1,600    @     Sanmina Corp.              10,096
                4,900    @     Solectron Corp.            30,135
                  500    @     Thermo Electron
                                Corp.                      8,250
                  250    @     Waters Corp.                6,675
                                                     -----------
                                                         190,662
                                                     -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  300          Fluor Corp.                11,685
                                                     -----------
                               ENTERTAINMENT: 0.02%
                  450    @     International Game
                                Technology                25,515
                                                     -----------
                               ENVIRONMENTAL CONTROL: 0.05%
                  550    @     Allied Waste
                                Industries, Inc.           5,280
                2,050          Waste Management,
                                Inc.                      53,403
                                                     -----------
                                                          58,683
                                                     -----------
                               FOOD: 0.56%
                1,400          Albertson's, Inc.          42,644
                3,550          Archer-Daniels-
                                Midland Co.               45,404
                1,400          Campbell Soup Co.          38,724
                2,600          Conagra Foods, Inc.        71,890
                1,200          General Mills, Inc.        52,896
                  600          Hershey Foods Corp.        37,500
                  500          HJ Heinz Co.               20,550
                1,500          Kellogg Co.                53,790
                2,700    @     Kroger Co.                 53,730
                3,000          Sara Lee Corp.             61,920
                  650          Supervalu, Inc.            15,945
                2,250          Sysco Corp.                61,245
                1,950    @@    Unilever NV ADR           126,360
                                                     -----------
                                                         682,598
                                                     -----------
                               FOREST PRODUCTS & PAPER: 0.14%
                  200          Boise Cascade Corp.         6,906
                1,100          Georgia-Pacific
                                Corp.                     27,038
                1,750          International Paper
                                Co.                       76,265
                  600          Plum Creek Timber
                                Co., Inc.                 18,420
                  300          Temple-Inland, Inc.        17,358
                  300          Weyerhaeuser Co.           19,155
                                                     -----------
                                                         165,142
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               GAS: 0.05%
                  700          KeySpan Corp.         $    26,355
                  150          Nicor, Inc.                 6,863
                  150          Peoples Energy Corp.        5,469
                1,170          Sempra Energy              25,892
                                                     -----------
                                                          64,579
                                                     -----------
                               HAND/MACHINE TOOLS: 0.04%
                  400          Black & Decker Corp.       19,280
                  200          Snap-On, Inc.               5,938
                  500          Stanley Works.             20,505
                                                     -----------
                                                          45,723
                                                     -----------
                               HEALTHCARE -- PRODUCTS: 0.84%
                1,000          Baxter Intl., Inc.         44,450
                  900          Becton Dickinson &
                                Co.                       31,005
                  500          Biomet, Inc.               13,560
                1,400    @     Boston Scientific
                                Corp.                     41,048
                  300          CR Bard, Inc.              16,974
                1,500    @     Guidant Corp.              45,345
               10,550          Johnson & Johnson         551,343
                4,100          Medtronic, Inc.           175,685
                  500    @     St. Jude Medical,
                                Inc.                      36,925
                  700          Stryker Corp.              37,457
                  650    @     Zimmer Holdings,
                                Inc.                      23,179
                                                     -----------
                                                       1,016,971
                                                     -----------
                               HEALTHCARE -- SERVICES: 0.30%
                  650          Aetna, Inc.                31,180
                  950    @     Health Management
                                Associates, Inc.          19,142
                1,300    @     Healthsouth Corp.          16,627
                  550    @     Humana, Inc.                8,596
                  600    @     Manor Care, Inc            13,800
                1,100    @     Tenet Healthcare
                                Corp.                     78,705
                1,430          UnitedHealth Group,
                                Inc.                     130,917
                  780    @     Wellpoint Health
                                Networks                  60,692
                                                     -----------
                                                         359,659
                                                     -----------
                               HOME BUILDERS: 0.02%
                  250          Centex Corp.               14,447
                  300          KB Home                    15,453
                                                     -----------
                                                          29,900
                                                     -----------
                               HOME FURNISHINGS: 0.04%
                  950          Leggett & Platt,
                                Inc.                      22,230
                  300          Maytag Corp.               12,795
                  300          Whirlpool Corp.            19,608
                                                     -----------
                                                          54,633
                                                     -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.09%
                  400          Avery Dennison Corp.       25,100
                1,040          Clorox Co.                 43,004
                  800          Fortune Brands, Inc.       44,800
                                                     -----------
                                                         112,904
                                                     -----------
                               HOUSEWARES: 0.03%
                1,200          Newell Rubbermaid,
                                Inc.                      42,072
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               INSURANCE: 0.94%
                  900    @@    ACE Ltd.              $    28,440
                1,750          Aflac, Inc.                56,000
                2,400          Allstate Corp.             88,752
                  400          AMBAC Financial
                                Group, Inc.               26,880
                3,650          American Intl. Group      249,039
                1,200          AON Corp.                  35,376
                  600          Chubb Corp.                42,480
                  650          Cigna Corp.                63,323
                  700          Cincinnati Financial
                                Corp.                     32,571
                  350          Hartford Financial
                                Services Group,
                                Inc.                      20,814
                  500          Jefferson-Pilot
                                Corp.                     23,500
                1,100          John Hancock
                                Financial Services,
                                Inc.                      38,720
                  250          Lincoln National
                                Corp.                     10,500
                  250          Loews Corp.                13,248
                  950          Marsh & McLennan
                                Cos., Inc.                91,770
                  640          MBIA, Inc.                 36,179
                3,300          Metlife, Inc.              95,040
                  350          MGIC Investment
                                Corp.                     23,730
                1,220          Progressive Corp.          70,577
                  400          Safeco Corp.               12,356
                  550          Torchmark Corp.            21,010
                  900          UnumProvident Corp.        22,905
                  550    @@    XL Capital Ltd.            46,585
                                                     -----------
                                                       1,149,795
                                                     -----------
                               INTERNET: 0.05%
                2,300          Charles Schwab Corp.       25,760
                2,150    @     Yahoo, Inc.                31,734
                                                     -----------
                                                          57,494
                                                     -----------
                               IRON/STEEL: 0.02%
                  350          Nucor Corp.                22,764
                                                     -----------
                               LEISURE TIME: 0.12%
                  500          Brunswick Corp.            14,000
                2,050          Carnival Corp.             56,764
                1,050          Harley-Davidson,
                                Inc.                      53,833
                  670    @     Sabre Holdings Corp.       23,986
                                                     -----------
                                                         148,583
                                                     -----------
                               LODGING: 0.04%
                  400    @     Harrah's
                                Entertainment, Inc.       17,740
                  550          Hilton Hotels Corp.         7,645
                  350          Marriott Intl., Inc.       13,318
                  300          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                       9,867
                                                     -----------
                                                          48,570
                                                     -----------
                               MACHINERY -- DIVERSIFIED: 0.08%
                1,100          Deere & Co.                52,690
                  950          Dover Corp.                33,250
                  700          Rockwell Automation,
                                Inc.                      13,986
                                                     -----------
                                                          99,926
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               MEDIA: 0.64%
                6,000    @     AOL Time Warner,
                                Inc.                 $    88,260
                2,300    @     Clear Channel
                                Communications,
                                Inc.                      73,646
                3,550    @     Comcast Corp.              84,632
                1,050          Gannett Co, Inc.           79,695
                  500          Knight-Ridder, Inc.        31,475
                  800          McGraw-Hill Cos.,
                                Inc.                      47,760
                  600          New York Times Co.         30,900
                1,000          Tribune Co.                43,500
                  800    @     Univision
                                Communications,
                                Inc.                      25,120
                6,150    @     Viacom, Inc.              272,876
                                                     -----------
                                                         777,864
                                                     -----------
                               MINING: 0.14%
                1,200    @@    Alcan, Inc.                45,024
                1,850    @@    Barrick Gold Corp.         35,131
                  700    @     Freeport-McMoRan
                                Copper & Gold, Inc.       12,495
                1,550          Newmont Mining Corp.       40,812
                  500          Phelps Dodge Corp.         20,600
                1,400    @@    Placer Dome, Inc.          15,694
                                                     -----------
                                                         169,756
                                                     -----------
                               MISCELLANEOUS MANUFACTURING: 1.26%
                1,300          3M Co.                    159,900
                  500          Cooper Industries
                                Ltd.                      19,650
                  300          Crane Co.                   7,614
                  500          Danaher Corp.              33,175
                  950          Eastman Kodak Co.          27,711
                  250          Eaton Corp.                18,187
               34,600          General Electric Co.    1,005,130
                1,100          Honeywell Intl.,
                                Inc.                      38,753
                1,050          Illinois Tool Works,
                                Inc.                      71,715
                  300          ITT Industries, Inc.       21,180
                  400          Pall Corp.                  8,300
                  650          Textron, Inc.              30,485
                6,700    @@    Tyco Intl. Ltd.            90,517
                                                     -----------
                                                       1,532,317
                                                     -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.04%
                  900          Pitney Bowes, Inc.         35,748
                2,100          Xerox Corp.                14,637
                                                     -----------
                                                          50,385
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               OIL & GAS: 1.66%
                  490          Amerada Hess Corp.    $    40,425
                  870          Apache Corp.               50,008
                  380          Burlington
                                Resources, Inc.           14,440
                4,748          ChevronTexaco Corp.       420,198
                3,100          Conoco, Inc.               86,180
                  750          Devon Energy Corp.         36,960
               12,050          Exxon Mobil Corp.         493,086
                1,870          Marathon Oil Corp.         50,714
                  850   @,@@   Nabors Industries
                                Ltd.                      30,005
                  350    @     Noble Corp.                13,510
                1,950          Occidental Petroleum
                                Corp.                     58,481
                1,720          Phillips Petroleum
                                Co.                      101,274
                9,400    @@    Royal Dutch
                                Petroleum Co. ADR        519,538
                  350          Sunoco, Inc.               12,471
                1,700          Transocean, Inc.           52,955
                1,100          Unocal Corp.               40,634
                                                     -----------
                                                       2,020,879
                                                     -----------
                               OIL & GAS SERVICES: 0.08%
                  800          Baker Hughes, Inc.         26,632
                  750    @     BJ Services Co.            25,410
                2,600          Halliburton Co.            41,444
                                                     -----------
                                                          93,486
                                                     -----------
                               PACKAGING & CONTAINERS: 0.06%
                  350          Ball Corp.                 14,518
                  260          Bemis Co.                  12,350
                  880    @     Pactiv Corp.               20,944
                  500    @     Sealed Air Corp.           20,135
                                                     -----------
                                                          67,947
                                                     -----------
                               PHARMACEUTICALS: 1.73%
                2,100          Abbott Laboratories        79,065
                  550          Allergan, Inc.             36,712
                  450          AmerisourceBergen
                                Corp.                     34,200
                6,600          Bristol-Myers Squibb
                                Co.                      169,620
                3,800          Eli Lilly & Co.           214,320
                  600    @     Forest Laboratories,
                                Inc.                      42,480
                1,100    @     King
                                Pharmaceuticals,
                                Inc.                      24,475
                  800    @     Medimmune, Inc.            21,120
                8,000          Merck & Co, Inc.          405,120
               21,850          Pfizer, Inc.              764,750
                1,800          Pharmacia Corp             67,410
                5,000          Schering-Plough
                                Corp.                    123,000
                  650    @     Watson
                                Pharmaceuticals,
                                Inc.                      16,426
                2,000          Wyeth                     102,400
                                                     -----------
                                                       2,101,098
                                                     -----------
                               PIPELINES: 0.04%
                2,100          Dynegy, Inc.               15,120
                  850          EL Paso Corp.              17,518
                  250          Kinder Morgan, Inc.         9,505
                  800          Williams Cos., Inc.         4,792
                                                     -----------
                                                          46,935
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               REITS: 0.05%
                1,550          Equity Office
                                Properties Trust     $    46,655
                  400          Equity Residential         11,500
                                                     -----------
                                                          58,155
                                                     -----------
                               RETAIL: 2.24%
                  600    @     Autozone, Inc.             46,380
                1,350    @     Bed Bath & Beyond,
                                Inc.                      50,949
                1,950    @     Best Buy Co., Inc.         70,785
                1,100          Circuit City Stores,
                                Inc.                      20,625
                1,700    @     Costco Wholesale
                                Corp.                     65,654
                  725          Darden Restaurants,
                                Inc.                      17,907
                  400          Dillard's, Inc.            10,516
                1,350          Dollar General Corp.       25,690
                  750          Family Dollar Stores       26,437
                  700    @     Federated Department
                                Stores                    27,790
                3,300          Gap, Inc. (The)            46,860
               11,650          Home Depot, Inc.          427,904
                1,200          JC Penney Co, Inc.         26,424
                1,100    @     Kohl's Corp.               77,088
                3,550          Lowe's Cos., Inc.         161,170
                3,300          Ltd. Brands                70,290
                1,150          May Department
                                Stores Co.                37,870
                4,300          McDonald's Corp.          122,335
                  750          Nordstrom, Inc.            16,988
                1,700    @     Office Depot, Inc.         28,560
                1,050          RadioShack Corp            31,563
                1,100          Sears Roebuck and
                                Co.                       59,730
                2,650    @     Staples, Inc.              52,205
                1,500    @     Starbucks Corp.            37,275
                3,050          Target Corp.              116,205
                  700          Tiffany & Co.              24,640
                2,850          TJX Cos., Inc.             55,889
                1,000    @     Toys R US, Inc.            17,470
                1,400          Walgreen Co.               54,082
               15,450          Wal-Mart Stores,
                                Inc.                     849,905
                  300          Wendy's Intl., Inc.        11,949
                1,400    @     Yum! Brands, Inc.          40,950
                                                     -----------
                                                       2,730,085
                                                     -----------
                               SAVINGS & LOANS: 0.15%
                  960          Golden West
                                Financial Corp.           66,029
                3,290          Washington Mutual,
                                Inc.                     122,092
                                                     -----------
                                                         188,121
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               SEMICONDUCTORS: 0.83%
                1,450    @     Altera Corp.          $    19,720
                1,750    @     Analog Devices, Inc.       51,975
                7,200    @     Applied Materials,
                                Inc.                     136,944
                1,150    @     Broadcom Corp.             20,171
               21,700          Intel Corp.               396,459
                  600    @     Kla-Tencor Corp.           26,394
                1,600          Linear Technology
                                Corp.                     50,288
                  950    @     LSI Logic Corp.             8,313
                1,300    @     Maxim Integrated
                                Products                  49,829
                1,050    @     National
                                Semiconductor Corp.       30,629
                  400    @     Novellus Systems,
                                Inc.                      13,600
                  850    @     Nvidia Corp.               14,603
                  900    @     PMC -- Sierra, Inc.         8,343
                  400    @     QLogic Corp.               15,240
                  450    @     Teradyne, Inc.             10,575
                5,650          Texas Instruments,
                                Inc.                     133,905
                1,250    @     Xilinx, Inc.               28,038
                                                     -----------
                                                       1,015,026
                                                     -----------
                               SOFTWARE: 1.52%
                1,000          Adobe Systems, Inc.        28,500
                  250          Autodesk, Inc.              3,312
                2,950          Automatic Data
                                Processing               128,472
                  850    @     BMC Software, Inc.         14,110
                  150    @     Citrix Systems, Inc.          906
                2,340          Computer Associates
                                Intl., Inc.               37,183
                1,850    @     Compuware Corp.            11,229
                2,550          First Data Corp.           94,860
                  800    @     Fiserv, Inc.               29,368
                  700    @     Intuit, Inc.               34,804
                  300    @     Mercury Interactive
                                Corp.                      6,888
               22,550    @     Microsoft Corp.         1,233,485
               17,750    @     Oracle Corp.              168,093
                1,850    @     Peoplesoft, Inc.           27,528
                1,050    @     Rational Software
                                Corp.                      8,621
                1,800    @     Siebel Systems, Inc.       25,596
                                                     -----------
                                                       1,852,955
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               TELECOMMUNICATIONS: 1.48%
                1,000          Alltel Corp.          $    47,000
                  350    @     Andrew Corp.                5,015
               12,800          AT&T Corp.                136,960
               10,100    @     AT&T Wireless
                                Services, Inc.            59,085
                8,700          BellSouth Corp.           274,050
                  900          CenturyTel, Inc.           26,550
               23,800    @     Cisco Systems, Inc.       332,010
                1,650    @     Citizens
                                Communications Co.        13,794
                  900    @     Comverse Technology,
                                Inc.                       8,334
                7,450          Motorola, Inc.            107,429
                  900    @     Qualcomm, Inc.             24,741
               11,200          SBC Communications,
                                Inc.                     341,600
                  500          Scientific-Atlanta,
                                Inc.                       8,225
                3,450          Sprint Corp.-FON
                                Group                     36,605
                2,250    @     Tellabs, Inc.              13,950
                9,200          Verizon
                                Communications,
                                Inc.                     369,380
                                                     -----------
                                                       1,804,728
                                                     -----------
                               TEXTILES: 0.02%
                  600          Cintas Corp.               29,658
                                                     -----------
                               TOBACCO: 0.27%
                7,500          Philip Morris Cos.,
                                Inc.                     327,600
                                                     -----------
                               TOYS/GAMES/HOBBIES: 0.04%
                  750          Hasbro, Inc.               10,170
                2,000          Mattel, Inc.               42,160
                                                     -----------
                                                          52,330
                                                     -----------
                               TRANSPORTATION: 0.17%
                1,450          Burlington Northern
                                Santa Fe Corp.            43,500
                  950          CSX Corp.                  33,297
                1,050          FedEx Corp.                56,070
                  700          Norfolk Southern
                                Corp.                     16,366
                  950          Union Pacific Corp.        60,116
                                                     -----------
                                                         209,349
                                                     -----------
                               Total Common Stock
                                (Cost $33,314,893)    30,558,871
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.37%
                        FEDERAL HOME LOAN MORTGAGE
                         CORPORATION: 20.68%
     $30,000,000        Zero Coupon, due
                         09/15/06                   $ 25,161,990
                                                    ------------
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 20.69%
      30,000,000        Zero Coupon, due
                         09/15/06                     25,181,340
                                                    ------------
                        Total U.S. Government
                         Agency Obligations
                         (Cost $49,565,073)           50,343,330
                                                    ------------
                 U.S. TREASURY OBLIGATIONS: 32.59%
                        U.S. TREASURY STRIP:
                         32.59%
       6,376,000        Zero Coupon, due
                         02/15/07                      5,304,577
      15,155,000        Zero Coupon, due
                         02/15/07                     12,562,752
         120,000        Zero Coupon, due
                         05/15/06                        103,645
      25,151,000        Zero Coupon, due
                         05/15/06                     21,679,231
                                                    ------------
                        Total U.S. Treasury
                         Obligations (Cost
                         $39,042,599)                 39,650,205
                                                    ------------
                        Total Long-Term
                         Investments
                         (Cost $121,922,565)         120,552,406
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                     SHORT-TERM INVESTMENTS: 0.95%
     $ 1,151,000        Federal Home
                         Loan Mortgage
                         Corporation,
                         1.900%, due
                         07/01/02                   $  1,151,000
                                                    ------------
                        Total Short-Term
                         investments (Cost
                         $1,151,000)                   1,151,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $123,073,565)*    100.02%  $121,703,406
                        OTHER ASSETS AND
                         LIABILITIES-NET   (0.02)%       (30,060)
                                           -------  ------------
                        NET ASSETS         100.00%  $121,673,346
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 2,200,733
                        Gross Unrealized
                         Depreciation                    (3,570,892)
                                                        -----------
                        Net Unrealized
                         Depreciation                   $(1,370,159)
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
COMMON STOCK: 17.39%
                               ADVERTISING: 0.00%
                  300          Omnicom Group             $    13,740
                                                         -----------
                               AEROSPACE/DEFENSE: 0.22%
                  500          General Dynamics Corp.         53,175
                  800          Goodrich Corp.                 21,856
                  800          Lockheed Martin Corp.          55,600
                  750          Northrop Grumman Corp.         93,750
                2,200          Raytheon Co.                   89,650
                  300          Rockwell Collins, Inc.          8,226
                2,700          United Technologies
                                Corp.                        183,330
                                                         -----------
                                                             505,587
                                                         -----------
                               AGRICULTURE: 0.01%
                1,000          UST, Inc.                      34,000
                                                         -----------
                               AIRLINES: 0.02%
                2,200          Southwest Airlines Co.         35,552
                                                         -----------
                               APPAREL: 0.07%
                  750    @     Jones Apparel Group,
                                Inc.                          28,125
                  700          Liz Claiborne, Inc.            22,260
                1,200          Nike, Inc.                     64,380
                  400    @     Reebok Intl. Ltd.              11,800
                  850          VF Corp.                       33,329
                                                         -----------
                                                             159,894
                                                         -----------
                               AUTO MANUFACTURERS: 0.13%
                6,950          Ford Motor Co.                111,200
                2,450          General Motors Corp.          130,952
                  300          Navistar Intl. Corp.            9,600
                  975          Paccar, Inc.                   43,280
                                                         -----------
                                                             295,032
                                                         -----------
                               AUTO PARTS & EQUIPMENT: 0.06%
                  500          Cooper Tire & Rubber Co.       10,275
                  650          Dana Corp.                     12,044
                2,350          Delphi Corp.                   31,020
                1,050          Goodyear Tire & Rubber
                                Co.                           19,645
                  950          TRW, Inc.                      54,131
                  550          Visteon Corp.                   7,810
                                                         -----------
                                                             134,925
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               BANKS: 1.31%
                1,450          AmSouth Bancorp           $    32,451
                9,200          Bank of America Corp.         647,312
                7,100          Bank One Corp.                273,208
                1,850          BB&T Corp.                     71,410
                1,250          Charter One Financial,
                                Inc.                          42,975
                  800          Comerica, Inc.                 49,120
                1,050          Fifth Third Bancorp            69,982
                  500          First Tennessee National
                                Corp.                         19,150
                4,650          FleetBoston Financial
                                Corp.                        150,427
                1,000          Huntington Bancshares,
                                Inc.                          19,420
                2,250          Keycorp                        61,425
                1,250          Marshall & Ilsley Corp.        38,663
                1,750          Mellon Financial Corp.         55,003
                3,650          National City Corp.           121,363
                  400          Northern Trust Corp.           17,624
                1,250          PNC Financial Services
                                Group, Inc.                   65,350
                1,300          Regions Financial Corp.        45,695
                1,350          SouthTrust Corp.               35,262
                1,500          State Street Corp.             67,050
                1,250          SunTrust Banks, Inc.           84,650
                1,200          Union Planters Corp.           38,844
                8,500          US Bancorp                    198,475
                8,250          Wachovia Corp.                314,985
                7,600          Wells Fargo & Co.             380,456
                  500          Zions Bancorporation           26,050
                                                         -----------
                                                           2,926,350
                                                         -----------
                               BEVERAGES: 0.56%
                3,850          Anheuser-Busch Cos.,
                                Inc.                         192,500
                  400          Brown-Forman Corp.             27,600
                9,650          Coca-Cola Co.                 540,400
                1,650          Coca-Cola Enterprises,
                                Inc.                          36,432
                  200          Coors (Adolph)                 12,460
                1,900          Pepsi Bottling Group,
                                Inc.                          58,520
                7,800          PepsiCo, Inc.                 375,960
                                                         -----------
                                                           1,243,872
                                                         -----------
                               BIOTECHNOLOGY: 0.13%
                4,600    @     Amgen, Inc.                   192,648
                  500    @     Chiron Corp.                   17,675
                1,500    @     Genzyme Corp.                  28,860
                2,100    @     Immunex Corp.                  46,914
                                                         -----------
                                                             286,097
                                                         -----------
                               BUILDING MATERIALS: 0.07%
                  350    @     American Standard Cos.,
                                Inc.                          26,285
                3,350          Masco Corp.                    90,819
                  850          Vulcan Materials Co.           37,230
                                                         -----------
                                                             154,334
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               CHEMICALS: 0.32%
                1,050          Air Products &
                                Chemicals, Inc.          $    52,993
                  500          Ashland, Inc.                  20,250
                4,100          Dow Chemical Co.              140,958
                5,950          Du Pont (E.I.) de
                                Nemours & Co.                264,180
                  700          Ecolab, Inc.                   32,361
                  750          Engelhard Corp.                21,240
                  500          International Flavors &
                                Fragrances, Inc.              16,245
                  750          PPG Industries, Inc.           46,425
                  750          Praxair, Inc.                  42,728
                1,450          Rohm & Haas Co.                58,711
                  700          Sherwin-Williams Co.           20,951
                                                         -----------
                                                             717,042
                                                         -----------
                               COMMERCIAL SERVICES: 0.18%
                  750    @     Apollo Group, Inc.             29,565
                2,250    @     Concord EFS, Inc.              67,815
                  500    @     Convergys Corp.                 9,740
                  550          Deluxe Corp.                   21,389
                  800          Equifax, Inc.                  21,600
                1,000          H&R Block, Inc.                46,150
                1,650          McKesson Corp.                 53,955
                  750          Moody's Corp.                  37,313
                2,200          Paychex, Inc.                  68,838
                1,250    @     Quintiles Transnational
                                Corp.                         15,613
                  500    @     Robert Half Intl., Inc.        11,650
                  550          RR Donnelley & Sons Co.        15,152
                                                         -----------
                                                             398,780
                                                         -----------
                               COMPUTERS: 0.64%
                  650    @     Apple Computer, Inc.           11,518
                  950    @     Computer Sciences Corp.        45,410
               15,050    @     Dell Computer Corp.           393,407
                1,650          Electronic Data Systems
                                Corp.                         61,297
                7,550    @     EMC Corp.-Mass.                57,002
               12,459          Hewlett-Packard Co.           190,374
                7,050          International Business
                                Machines Corp.               507,600
                  700    @     Lexmark Intl., Inc.            38,080
                2,600    @     Network Appliance, Inc.        32,344
               11,400    @     Sun Microsystems, Inc.         57,114
                  800    @     Unisys Corp.                    7,200
                1,200    @     Veritas Software Corp.         23,748
                                                         -----------
                                                           1,425,094
                                                         -----------
                               COSMETICS/PERSONAL CARE: 0.62%
                  400          Alberto-Culver Co.             19,120
                1,100          Avon Products, Inc.            57,464
                2,400          Colgate-Palmolive Co.         120,120
                4,750          Gillette Co.                  160,882
                2,300          Kimberly-Clark Corp.          142,600
                9,800          Procter & Gamble Co.          875,140
                                                         -----------
                                                           1,375,326
                                                         -----------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  800          Genuine Parts Co.              27,896
                  400          WW Grainger, Inc.              20,040
                                                         -----------
                                                              47,936
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES: 1.38%
                5,900          American Express Co.      $   214,288
                  800          Bear Stearns Cos., Inc.        48,960
                1,000          Capital One Financial
                                Corp.                         61,050
               22,850          Citigroup, Inc.               885,437
                  800          Countrywide Credit Ind.,
                                Inc.                          38,600
                5,950          Fannie Mae                    438,812
                3,650          Freddie Mac                   223,380
                2,750          Household Intl., Inc.         136,675
               10,400          JP Morgan Chase & Co.         352,768
                1,050          Lehman Brothers
                                Holdings, Inc.                65,646
                5,050          MBNA Corp.                    167,004
                3,850          Merrill Lynch & Co.,
                                Inc.                         155,925
                4,900          Morgan Stanley                211,092
                  700          SLM Corp.                      67,830
                  500          Stilwell Financial, Inc.        9,100
                  200          T Rowe Price Group, Inc.        6,576
                                                         -----------
                                                           3,083,143
                                                         -----------
                               ELECTRIC: 0.43%
                1,750    @     AES Corp.                       9,485
                  800          Allegheny Energy, Inc.         20,600
                1,500          American Electric Power
                                Co., Inc.                     60,030
                1,100          Cinergy Corp.                  39,589
                1,150          Consolidated Edison,
                                Inc.                          48,012
                  700          Constellation Energy
                                Group, Inc.                   20,538
                1,250          Dominion Resources, Inc.       82,750
                  750          DTE Energy Co.                 33,480
                3,200          Duke Energy Corp.              99,520
                2,000    @     Edison Intl.                   34,000
                  950          Entergy Corp.                  40,318
                1,300          FirstEnergy Corp.              43,394
                2,400    @     Mirant Corp.                   17,520
                  800          NiSource, Inc.                 17,464
                2,450    @     PG&E Corp.                     43,831
                  700          Pinnacle West Capital
                                Corp.                         27,650
                  400          PPL Corp.                      13,232
                1,000          Progress Energy, Inc.          52,010
                  950          Public Service
                                Enterprise Group, Inc.        41,135
                2,100          Reliant Energy, Inc.           35,490
                2,750          Southern Co.                   75,350
                  650          TECO Energy, Inc.              16,088
                1,150          TXU Corp.                      59,283
                1,400          Xcel Energy, Inc.              23,478
                                                         -----------
                                                             954,247
                                                         -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.07%
                1,350    @     American Power
                                Conversion                    17,050
                1,950          Emerson Electric Co.          104,344
                1,050          Molex, Inc.                    35,207
                                                         -----------
                                                             156,601
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               ELECTRONICS: 0.11%
                1,550    @     Agilent Technologies,
                                Inc.                     $    36,657
                1,600          Applera Corp. -- Applied
                                Biosystems Group              31,184
                1,300    @     Jabil Circuit, Inc.            27,443
                  650          Johnson Controls, Inc.         53,046
                  700          Parker Hannifin Corp.          33,453
                1,950    @     Sanmina Corp.                  12,305
                4,900    @     Solectron Corp.                30,135
                  900    @     Thermo Electron Corp.          14,850
                  400    @     Waters Corp.                   10,680
                                                         -----------
                                                             249,753
                                                         -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  550          Fluor Corp.                    21,422
                                                         -----------
                               ENTERTAINMENT: 0.02%
                  700    @     International Game
                                Technology                    39,690
                                                         -----------
                               ENVIRONMENTAL CONTROL: 0.03%
                  950    @     Allied Waste Industries,
                                Inc.                           9,120
                2,400          Waste Management, Inc.         62,520
                                                         -----------
                                                              71,640
                                                         -----------
                               FOOD: 0.36%
                1,600          Albertson's, Inc.              48,736
                4,150          Archer-Daniels-Midland
                                Co.                           53,078
                1,800          Campbell Soup Co.              49,788
                3,300          Conagra Foods, Inc.            91,245
                1,450          General Mills, Inc.            63,916
                  750          Hershey Foods Corp.            46,875
                  650          HJ Heinz Co.                   26,715
                1,550          Kellogg Co.                    55,583
                3,150    @     Kroger Co.                     62,685
                2,950          Sara Lee Corp.                 60,888
                  750          Supervalu, Inc.                18,398
                2,650          Sysco Corp.                    72,133
                2,250    @@    Unilever NV ADR               145,800
                                                         -----------
                                                             795,840
                                                         -----------
                               FOREST PRODUCTS & PAPER: 0.10%
                  250          Boise Cascade Corp.             8,632
                1,680          Georgia-Pacific Corp.          41,294
                2,150          International Paper Co.        93,697
                1,100          Plum Creek Timber Co.,
                                Inc.                          33,770
                  200          Temple-Inland, Inc.            11,572
                  400          Weyerhaeuser Co.               25,540
                                                         -----------
                                                             214,505
                                                         -----------
                               GAS: 0.04%
                1,150          KeySpan Corp.                  43,297
                  150          Nicor, Inc.                     6,863
                  200          Peoples Energy Corp.            7,292
                1,000          Sempra Energy                  22,130
                                                         -----------
                                                              79,582
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.03%
                  600          Black & Decker Corp.      $    28,920
                  400          Snap-On, Inc.                  11,876
                  600          Stanley Works                  24,606
                                                         -----------
                                                              65,402
                                                         -----------
                               HEALTHCARE -- PRODUCTS: 0.58%
                1,450          Baxter Intl., Inc.             64,452
                1,150          Becton Dickinson & Co.         39,617
                  750          Biomet, Inc.                   20,340
                1,750    @     Boston Scientific Corp.        51,310
                  300          CR Bard, Inc.                  16,974
                2,300    @     Guidant Corp.                  69,529
               13,400          Johnson & Johnson             700,284
                5,450          Medtronic, Inc.               233,533
                  500    @     St. Jude Medical, Inc.         36,925
                  750          Stryker Corp.                  40,133
                  850    @     Zimmer Holdings, Inc.          30,311
                                                         -----------
                                                           1,303,408
                                                         -----------
                               HEALTHCARE -- SERVICES: 0.23%
                  900          Aetna, Inc.                    43,173
                  850    @     Health Management
                                Associates, Inc.              17,127
                2,700    @     Healthsouth Corp.              34,533
                1,100    @     Humana, Inc.                   17,193
                  500    @     Manor Care, Inc.               11,500
                1,850    @     Tenet Healthcare Corp.        132,368
                1,930          UnitedHealth Group, Inc.      176,692
                1,120    @     Wellpoint Health
                                Networks                      87,147
                                                         -----------
                                                             519,733
                                                         -----------
                               HOME BUILDERS: 0.02%
                  300          Centex Corp.                   17,337
                  400          KB Home                        20,604
                                                         -----------
                                                              37,941
                                                         -----------
                               HOME FURNISHINGS: 0.03%
                  850          Leggett & Platt, Inc.          19,890
                  700          Maytag Corp.                   29,855
                  400          Whirlpool Corp.                26,144
                                                         -----------
                                                              75,889
                                                         -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.07%
                  600          Avery Dennison Corp.           37,650
                1,400          Clorox Co.                     57,890
                1,100          Fortune Brands, Inc.           61,600
                                                         -----------
                                                             157,140
                                                         -----------
                               HOUSEWARES: 0.02%
                1,200          Newell Rubbermaid, Inc.        42,072
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               INSURANCE: 0.64%
                1,150    @@    ACE Ltd.                  $    36,340
                2,250          Aflac, Inc.                    72,000
                2,800          Allstate Corp.                103,544
                  450          AMBAC Financial Group,
                                Inc.                          30,240
                4,650          American Intl. Group          317,269
                1,200          AON Corp.                      35,376
                  750          Chubb Corp.                    53,100
                  820          Cigna Corp.                    79,884
                  700          Cincinnati Financial
                                Corp.                         32,571
                  450          Hartford Financial
                                Services Group, Inc.          26,761
                  700          Jefferson-Pilot Corp.          32,900
                1,300          John Hancock Financial
                                Services, Inc.                45,760
                  350          Lincoln National Corp.         14,700
                  350          Loews Corp.                    18,547
                1,200          Marsh & McLennan Cos.,
                                Inc.                         115,920
                  850          MBIA, Inc.                     48,051
                4,200          Metlife, Inc.                 120,960
                  500          MGIC Investment Corp.          33,900
                1,650          Progressive Corp.              95,453
                  800          Safeco Corp.                   24,712
                  550          Torchmark Corp.                21,010
                1,150          UnumProvident Corp.            29,268
                  600    @@    XL Capital Ltd.                50,820
                                                         -----------
                                                           1,439,086
                                                         -----------
                               INTERNET: 0.04%
                3,400          Charles Schwab Corp.           38,080
                3,050    @     Yahoo, Inc.                    45,018
                                                         -----------
                                                              83,098
                                                         -----------
                               IRON/STEEL: 0.01%
                  350          Nucor Corp.                    22,764
                                                         -----------
                               LEISURE TIME: 0.09%
                  800          Brunswick Corp.                22,400
                2,600          Carnival Corp.                 71,994
                1,200          Harley-Davidson, Inc.          61,524
                1,200    @     Sabre Holdings Corp.           42,960
                                                         -----------
                                                             198,878
                                                         -----------
                               LODGING: 0.03%
                  650    @     Harrah's Entertainment,
                                Inc.                          28,827
                1,500          Hilton Hotels Corp.            20,850
                  400          Marriott Intl., Inc.           15,220
                  350          Starwood Hotels &
                                Resorts Worldwide, Inc.       11,512
                                                         -----------
                                                              76,409
                                                         -----------
                               MACHINERY -- DIVERSIFIED: 0.05%
                1,400          Deere & Co.                    67,060
                  950          Dover Corp.                    33,250
                  800          Rockwell Automation,
                                Inc.                          15,984
                                                         -----------
                                                             116,294
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               MEDIA: 0.42%
                6,850    @     AOL Time Warner, Inc.     $   100,763
                2,350    @     Clear Channel
                                Communications, Inc.          75,247
                3,750    @     Comcast Corp.                  89,400
                1,200          Gannett Co., Inc.              91,080
                  650          Knight-Ridder, Inc.            40,917
                  900          McGraw-Hill Cos., Inc.         53,730
                  900          New York Times Co.             46,350
                1,300          Tribune Co.                    56,550
                1,000    @     Univision
                                Communications, Inc.          31,400
                7,850    @     Viacom, Inc.                  348,305
                                                         -----------
                                                             933,742
                                                         -----------
                               MINING: 0.09%
                1,450    @@    Alcan, Inc.                    54,404
                2,150    @@    Barrick Gold Corp.             40,828
                1,000    @     Freeport-McMoRan Copper
                                & Gold, Inc.                  17,850
                1,700          Newmont Mining Corp.           44,761
                  400          Phelps Dodge Corp.             16,480
                2,100    @@    Placer Dome, Inc.              23,541
                                                         -----------
                                                             197,864
                                                         -----------
                               MISCELLANEOUS MANUFACTURING: 0.89%
                1,750          3M Co.                        215,250
                  700          Cooper Industries Ltd.         27,510
                  400          Crane Co.                      10,152
                  700          Danaher Corp.                  46,445
                1,700          Eastman Kodak Co.              49,589
                  350          Eaton Corp.                    25,462
               44,100          General Electric Co.        1,281,105
                1,300          Honeywell Intl., Inc.          45,799
                1,350          Illinois Tool Works,
                                Inc.                          92,205
                  400          ITT Industries, Inc.           28,240
                  800          Pall Corp.                     16,600
                  650          Textron, Inc.                  30,485
                9,050    @@    Tyco Intl. Ltd.               122,266
                                                         -----------
                                                           1,991,108
                                                         -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
                1,300          Pitney Bowes, Inc.             51,636
                2,350          Xerox Corp.                    16,380
                                                         -----------
                                                              68,016
                                                         -----------
                               OIL & GAS: 1.07%
                  510          Amerada Hess Corp.             42,075
                1,220          Apache Corp.                   70,126
                  600          Burlington Resources,
                                Inc.                          22,800
                6,100          ChevronTexaco Corp.           539,850
                3,150          Conoco, Inc.                   87,570
                1,150          Devon Energy Corp.             56,672
               13,900          Exxon Mobil Corp.             568,788
                2,110          Marathon Oil Corp.             57,223
                  850   @,@@   Nabors Industries Ltd.         30,005
                  450    @     Noble Corp.                    17,370
                2,000          Occidental Petroleum
                                Corp.                         59,980
                1,950          Phillips Petroleum Co.        114,816
               10,900    @@    Royal Dutch Petroleum
                                Co. ADR                      602,443
                  450          Sunoco, Inc.                   16,034
                1,900          Transocean, Inc.               59,185
                1,450          Unocal Corp.                   53,563
                                                         -----------
                                                           2,398,500
                                                         -----------
                               OIL & GAS SERVICES: 0.05%
                  800          Baker Hughes, Inc.             26,632
                1,150    @     BJ Services Co.                38,962
                2,300          Halliburton Co.                36,662
                                                         -----------
                                                             102,256
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.04%
                  400          Ball Corp.                $    16,592
                  240          Bemis Co.                      11,400
                  990    @     Pactiv Corp.                   23,562
                  700    @     Sealed Air Corp.               28,189
                                                         -----------
                                                              79,743
                                                         -----------
                               PHARMACEUTICALS: 1.17%
                2,400          Abbott Laboratories            90,360
                  700          Allergan, Inc.                 46,725
                  700          AmerisourceBergen Corp.        53,200
                7,450          Bristol-Myers Squibb Co.      191,465
                5,000          Eli Lilly & Co.               282,000
                  800    @     Forest Laboratories,
                                Inc.                          56,640
                1,400    @     King Pharmaceuticals,
                                Inc.                          31,150
                  900    @     Medimmune, Inc.                23,760
               10,150          Merck & Co., Inc.             513,996
               27,800          Pfizer, Inc.                  973,000
                2,300          Pharmacia Corp.                86,135
                5,650          Schering-Plough Corp.         138,990
                  500    @     Watson Pharmaceuticals,
                                Inc.                          12,635
                2,400          Wyeth                         122,880
                                                         -----------
                                                           2,622,936
                                                         -----------
                               PIPELINES: 0.03%
                1,550          Dynegy, Inc.                   11,160
                1,250          EL Paso Corp.                  25,762
                  400          Kinder Morgan, Inc.            15,208
                1,250          Williams Cos., Inc.             7,488
                                                         -----------
                                                              59,618
                                                         -----------
                               REITS: 0.03%
                1,850          Equity Office Properties
                                Trust                         55,685
                  600          Equity Residential             17,250
                                                         -----------
                                                              72,935
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               RETAIL: 1.65%
                  750    @     Autozone, Inc.            $    57,975
                1,550    @     Bed Bath & Beyond, Inc.        58,497
                2,400    @     Best Buy Co., Inc.             87,120
                1,300          Circuit City Stores,
                                Inc.                          24,375
                2,600    @     Costco Wholesale Corp.        100,412
                1,050          Darden Restaurants, Inc.       25,935
                  500          Dillard's, Inc.                13,145
                1,950          Dollar General Corp.           37,108
                  900          Family Dollar Stores           31,725
                1,050    @     Federated Department
                                Stores                        41,685
                3,250          Gap, Inc. (The)                46,150
               17,750          Home Depot, Inc.              651,957
                1,550          JC Penney Co., Inc.            34,131
                1,500    @     Kohl's Corp.                  105,120
                5,950          Lowe's Cos., Inc.             270,130
                3,550          Ltd. Brands                    75,615
                1,250          May Department Stores
                                Co.                           41,163
                5,650          McDonald's Corp.              160,743
                  550          Nordstrom, Inc.                12,458
                2,200    @     Office Depot, Inc.             36,960
                1,400          RadioShack Corp.               42,084
                1,350          Sears Roebuck and Co.          73,305
                3,000    @     Staples, Inc.                  59,100
                2,200    @     Starbucks Corp.                54,670
                4,050          Target Corp.                  154,305
                1,050          Tiffany & Co.                  36,960
                4,200          TJX Cos., Inc.                 82,362
                1,550    @     Toys R US, Inc.                27,079
                1,800          Walgreen Co.                   69,534
               19,800          Wal-Mart Stores, Inc.       1,089,198
                  500          Wendy's Intl., Inc.            19,915
                2,400    @     Yum! Brands, Inc.              70,200
                                                         -----------
                                                           3,691,116
                                                         -----------
                               SAVINGS & LOANS: 0.10%
                1,200          Golden West Financial
                                Corp.                         82,536
                3,800          Washington Mutual, Inc.       141,018
                                                         -----------
                                                             223,554
                                                         -----------
                               SEMICONDUCTORS: 0.58%
                2,100    @     Altera Corp.                   28,560
                2,650    @     Analog Devices, Inc.           78,705
                9,200    @     Applied Materials, Inc.       174,984
                  750    @     Applied Micro Circuits
                                Corp.                          3,547
                1,000    @     Broadcom Corp.                 17,540
               27,550          Intel Corp.                   503,338
                  750    @     Kla-Tencor Corp.               32,992
                1,850          Linear Technology Corp.        58,146
                1,150    @     LSI Logic Corp.                10,063
                2,200    @     Maxim Integrated
                                Products                      84,326
                  800    @     National Semiconductor
                                Corp.                         23,336
                  800    @     Novellus Systems, Inc.         27,200
                  750    @     Nvidia Corp.                   12,885
                  600    @     PMC -- Sierra, Inc.             5,562
                  550    @     QLogic Corp.                   20,955
                  650    @     Teradyne, Inc.                 15,275
                7,150          Texas Instruments, Inc.       169,455
                1,350    @     Xilinx, Inc.                   30,281
                                                         -----------
                                                           1,297,150
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               SOFTWARE: 1.08%
                1,300          Adobe Systems, Inc.       $    37,050
                1,000          Autodesk, Inc.                 13,250
                3,800          Automatic Data
                                Processing                   165,490
                  750    @     BMC Software, Inc.             12,450
                  200    @     Citrix Systems, Inc.            1,208
                2,600          Computer Associates
                                Intl., Inc.                   41,314
                1,000    @     Compuware Corp.                 6,070
                3,450          First Data Corp.              128,340
                1,050    @     Fiserv, Inc.                   38,545
                  850    @     Intuit, Inc.                   42,262
                  300    @     Mercury Interactive
                                Corp.                          6,888
               30,200    @     Microsoft Corp.             1,651,940
               22,550    @     Oracle Corp.                  213,549
                1,650    @     Peoplesoft, Inc.               24,552
                  250    @     Rational Software Corp.         2,053
                2,350    @     Siebel Systems, Inc.           33,417
                                                         -----------
                                                           2,418,378
                                                         -----------
                               TELECOMMUNICATIONS: 1.02%
                1,500          Alltel Corp.                   70,500
                  400    @     Andrew Corp.                    5,732
               14,600          AT&T Corp.                    156,220
               10,400    @     AT&T Wireless Services,
                                Inc.                          60,840
               11,050          BellSouth Corp.               348,075
                1,300          CenturyTel, Inc.               38,350
               30,200    @     Cisco Systems, Inc.           421,290
                  950    @     Citizens Communications
                                Co.                            7,942
                1,200    @     Comverse Technology,
                                Inc.                          11,112
                9,450          Motorola, Inc.                136,269
                1,050    @     Qualcomm, Inc.                 28,865
               14,700          SBC Communications, Inc.      448,350
                  850          Scientific-Atlanta, Inc.       13,983
                3,400          Sprint Corp.-FON Group         36,074
                1,450    @     Tellabs, Inc.                   8,990
               12,000          Verizon Communications,
                                Inc.                         481,800
                                                         -----------
                                                           2,274,392
                                                         -----------
                               TEXTILES: 0.02%
                  750          Cintas Corp.                   37,072
                                                         -----------
                               TOBACCO: 0.19%
                9,550          Philip Morris Cos., Inc.      417,144
                                                         -----------
                               TOYS/GAMES/HOBBIES: 0.04%
                1,600          Hasbro, Inc.                   21,696
                3,000          Mattel, Inc.                   63,240
                                                         -----------
                                                              84,936
                                                         -----------
                               TRANSPORTATION: 0.14%
                1,750          Burlington Northern
                                Santa Fe Corp.                52,500
                  950          CSX Corp.                      33,297
                2,000          FedEx Corp.                   106,800
                1,050          Norfolk Southern Corp.         24,549
                1,400          Union Pacific Corp.            88,592
                                                         -----------
                                                             305,738
                                                         -----------
                               Total Common Stock
                                (Cost $42,141,955)        38,834,296
                                                         -----------

      Principal
       Amount                                       Value
-------------------------------------------------------------
BONDS/NOTES: 10.62%
                        SOVEREIGN: 10.62%
     $ 6,210,000        FICO Strip, Zero
                         Coupon, due 12/06/06   $  5,118,245
       2,894,000        FICO Strip, Zero
                         Coupon, due 12/27/06      2,375,818
       5,800,000        Israel Trust, Zero
                         Coupon, due 11/15/06      4,807,289
       1,113,000        Israel Trust, Zero
                         Coupon, due 11/15/06        922,502
      12,673,000        Turkey Trust, Zero
                         Coupon, due 11/15/06     10,503,927
                                                ------------

                        Total Bonds/Notes
                         (Cost $23,757,913)       23,727,781
                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.51%
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 33.51%
      90,000,000        Zero Coupon, due
                         12/15/06                 74,836,080
                                                ------------

                        Total U.S. Government
                         Agency Obligations
                         (Cost $72,394,848)       74,836,080
                                                ------------
U.S. TREASURY OBLIGATIONS: 38.03%
                        U.S. TREASURY STRIP:
                         38.03%
      79,655,000        Zero Coupon, due
                         02/15/07                 66,030,092
      21,952,000        Zero Coupon, due
                         05/15/06                 18,921,812
                                                ------------

                        Total U.S. Treasury
                         Obligations
                         (Cost $83,316,378)       84,951,904
                                                ------------

                        Total Long-Term
                         Investments
                         (Cost $221,611,094)     222,350,061
                                                ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.62%
$     1,383,000         Federal Home Loan
                         Mortgage
                         Corporation,
                         1.900%, due
                         07/01/02                    $  1,383,000
                                                     ------------
                        Total Short-Term
                         Investments
                         (Cost $1,383,000)              1,383,000
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $222,994,094)*     100.17%  $223,733,061
                        OTHER ASSETS AND
                         LIABILITIES-NET    (0.17)%      (390,152)
                                            -------  ------------
                        NET ASSETS          100.00%  $223,342,909
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                    $ 4,828,697
                        Gross Unrealized
                         Depreciation                     (4,089,730)
                                                         -----------
                        Net Unrealized
                         Appreciation                    $   738,967
                                                         ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 18.46%
                               ADVERTISING: 0.00%
                  350          Omnicom Group           $    16,030
                                                       -----------
                               AEROSPACE/DEFENSE: 0.21%
                  500          General Dynamics Corp.       53,175
                  400          Goodrich Corp.               10,928
                  900          Lockheed Martin Corp.        62,550
                  750          Northrop Grumman Corp.       93,750
                2,300          Raytheon Co.                 93,725
                  350          Rockwell Collins, Inc.        9,597
                2,800          United Technologies
                                Corp.                      190,120
                                                       -----------
                                                           513,845
                                                       -----------
                               AGRICULTURE: 0.01%
                1,100          UST, Inc.                    37,400
                                                       -----------
                               AIRLINES: 0.01%
                2,200          Southwest Airlines Co.       35,552
                                                       -----------
                               APPAREL: 0.09%
                1,100    @     Jones Apparel Group,
                                Inc.                        41,250
                  950          Liz Claiborne, Inc.          30,210
                1,350          Nike, Inc.                   72,428
                  500    @     Reebok Intl. Ltd.            14,750
                  950          VF Corp.                     37,250
                                                       -----------
                                                           195,888
                                                       -----------
                               AUTO MANUFACTURERS: 0.14%
                8,050          Ford Motor Co.              128,800
                2,500          General Motors Corp.        133,625
                  500          Navistar Intl. Corp.         16,000
                1,050          Paccar, Inc.                 46,610
                                                       -----------
                                                           325,035
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 0.07%
                  700          Cooper Tire & Rubber
                                Co.                         14,385
                1,000          Dana Corp.                   18,530
                2,450          Delphi Corp.                 32,340
                1,200          Goodyear Tire & Rubber
                                Co.                         22,452
                1,050          TRW, Inc.                    59,829
                  700          Visteon Corp.                 9,940
                                                       -----------
                                                           157,476
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               BANKS: 1.40%
                1,700          AmSouth Bancorp         $    38,046
               10,100          Bank of America Corp.       710,636
                7,750          Bank One Corp.              298,220
                2,150          BB&T Corp.                   82,990
                1,250          Charter One Financial,
                                Inc.                        42,975
                  850          Comerica, Inc.               52,190
                1,150          Fifth Third Bancorp          76,647
                  850          First Tennessee
                                National Corp.              32,555
                4,750          FleetBoston Financial
                                Corp.                      153,662
                1,100          Huntington Bancshares,
                                Inc.                        21,362
                2,100          Keycorp                      57,330
                1,800          Marshall & Ilsley
                                Corp.                       55,674
                2,000          Mellon Financial Corp.       62,860
                4,000          National City Corp.         133,000
                  450          Northern Trust Corp.         19,827
                1,350          PNC Financial Services
                                Group, Inc.                 70,578
                1,300          Regions Financial
                                Corp.                       45,695
                1,950          SouthTrust Corp.             50,934
                1,500          State Street Corp.           67,050
                1,400          SunTrust Banks, Inc.         94,808
                1,650          Union Planters Corp.         53,411
                9,300          US Bancorp                  217,155
                9,050          Wachovia Corp.              345,529
                8,300          Wells Fargo & Co.           415,498
                  300          Zions Bancorporation         15,630
                                                       -----------
                                                         3,214,262
                                                       -----------
                               BEVERAGES: 0.60%
                4,250          Anheuser-Busch Cos.,
                                Inc.                       212,500
                  300          Brown-Forman Corp.           20,700
               11,200          Coca-Cola Co.               627,200
                1,950          Coca-Cola Enterprises,
                                Inc.                        43,056
                  150          Coors (Adolph)                9,345
                1,900          Pepsi Bottling Group,
                                Inc.                        58,520
                8,550          PepsiCo, Inc.               412,110
                                                       -----------
                                                         1,383,431
                                                       -----------
                               BIOTECHNOLOGY: 0.14%
                5,050    @     Amgen, Inc.                 211,494
                  500    @     Chiron Corp.                 17,675
                1,600    @     Genzyme Corp.                30,784
                2,400    @     Immunex Corp.                53,616
                                                       -----------
                                                           313,569
                                                       -----------
                               BUILDING MATERIALS: 0.08%
                  350    @     American Standard
                                Cos., Inc.                  26,285
                4,200          Masco Corp.                 113,862
                  800          Vulcan Materials Co.         35,040
                                                       -----------
                                                           175,187
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.34%
                1,050          Air Products &
                                Chemicals, Inc.        $    52,993
                  550          Ashland, Inc.                22,275
                4,450          Dow Chemical Co.            152,991
                6,500          Du Pont (E.I.) de
                                Nemours & Co.              288,600
                  650          Ecolab, Inc.                 30,049
                1,200          Engelhard Corp.              33,984
                  550          International Flavors
                                & Fragrances, Inc.          17,869
                  800          PPG Industries, Inc.         49,520
                  800          Praxair, Inc.                45,576
                1,500          Rohm & Haas Co.              60,735
                1,100          Sherwin-Williams Co.         32,923
                                                       -----------
                                                           787,515
                                                       -----------
                               COMMERCIAL SERVICES: 0.18%
                1,100    @     Apollo Group, Inc.           43,362
                2,250    @     Concord EFS, Inc.            67,815
                  500    @     Convergys Corp.               9,740
                  600          Deluxe Corp.                 23,334
                  650          Equifax, Inc.                17,550
                1,100          H&R Block, Inc.              50,765
                1,700          McKesson Corp.               55,590
                  800          Moody's Corp.                39,800
                2,200          Paychex, Inc.                68,838
                1,300    @     Robert Half Intl.,
                                Inc.                        30,290
                  450          RR Donnelley & Sons
                                Co.                         12,397
                                                       -----------
                                                           419,481
                                                       -----------
                               COMPUTERS: 0.70%
                  700    @     Apple Computer, Inc.         12,404
                1,100    @     Computer Sciences
                                Corp.                       52,580
               17,450    @     Dell Computer Corp.         456,143
                2,500          Electronic Data
                                Systems Corp.               92,875
                8,750    @     EMC Corp.-Mass.              66,062
               13,627          Hewlett-Packard Co.         208,220
                7,700          International Business
                                Machines Corp.             554,400
                  650    @     Lexmark Intl., Inc.          35,360
                2,600    @     Network Appliance,
                                Inc.                        32,344
               13,250    @     Sun Microsystems, Inc.       66,383
                  800    @     Unisys Corp.                  7,200
                1,250    @     Veritas Software Corp.       24,738
                                                       -----------
                                                         1,608,709
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.64%
                  200          Alberto-Culver Co.            9,560
                1,400          Avon Products, Inc.          73,136
                2,450          Colgate-Palmolive Co.       122,622
                4,800          Gillette Co.                162,576
                2,350          Kimberly-Clark Corp.        145,700
               10,700          Procter & Gamble Co.        955,510
                                                       -----------
                                                         1,469,104
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.02%
                  850          Genuine Parts Co.            29,639
                  450          WW Grainger, Inc.            22,545
                                                       -----------
                                                            52,184
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                1.48%
                6,450          American Express Co.    $   234,264
                  950          Bear Stearns Cos.,
                                Inc.                        58,140
                1,050          Capital One Financial
                                Corp.                       64,102
               25,000          Citigroup, Inc.             968,750
                1,100          Countrywide Credit
                                Ind., Inc.                  53,075
                6,500          Fannie Mae                  479,375
                4,250          Freddie Mac                 260,100
                3,000          Household Intl., Inc.       149,100
               12,050          JP Morgan Chase & Co.       408,736
                1,150          Lehman Brothers
                                Holdings, Inc.              71,898
                5,550          MBNA Corp.                  183,539
                3,850          Merrill Lynch & Co.,
                                Inc.                       155,925
                5,350          Morgan Stanley              230,478
                  750          SLM Corp.                    72,675
                  650          Stilwell Financial,
                                Inc.                        11,830
                                                       -----------
                                                         3,401,987
                                                       -----------
                               ELECTRIC: 0.48%
                1,550    @     AES Corp.                     8,401
                  800          Allegheny Energy, Inc.       20,600
                1,900          American Electric
                                Power Co., Inc.             76,038
                  900          Cinergy Corp.                32,391
                1,200          Consolidated Edison,
                                Inc.                        50,100
                1,200          Constellation Energy
                                Group, Inc.                 35,208
                1,350          Dominion Resources,
                                Inc.                        89,370
                  800          DTE Energy Co.               35,712
                3,700          Duke Energy Corp.           115,070
                2,350    @     Edison Intl.                 39,950
                1,050          Entergy Corp.                44,562
                1,800          FirstEnergy Corp.            60,084
                2,800    @     Mirant Corp.                 20,440
                1,200          NiSource, Inc.               26,196
                2,850    @     PG&E Corp.                   50,987
                  700          Pinnacle West Capital
                                Corp.                       27,650
                  500          PPL Corp.                    16,540
                1,100          Progress Energy, Inc.        57,211
                1,150          Public Service
                                Enterprise Group,
                                Inc.                        49,795
                2,150          Reliant Energy, Inc.         36,335
                3,200          Southern Co.                 87,680
                  900          TECO Energy, Inc.            22,275
                1,300          TXU Corp.                    67,015
                2,650          Xcel Energy, Inc.            44,441
                                                       -----------
                                                         1,114,051
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.07%
                2,100          Emerson Electric Co.        112,371
                1,400          Molex, Inc.                  46,942
                                                       -----------
                                                           159,313
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRONICS: 0.11%
                1,800    @     Agilent Technologies,
                                Inc.                   $    42,570
                1,200          Applera Corp. --
                                Applied Biosystems
                                Group                       23,388
                1,250    @     Jabil Circuit, Inc.          26,388
                  600          Johnson Controls, Inc.       48,966
                  550          Parker Hannifin Corp.        26,285
                3,300    @     Sanmina Corp.                20,823
                7,000    @     Solectron Corp.              43,050
                1,200    @     Thermo Electron Corp.        19,800
                  200    @     Waters Corp.                  5,340
                                                       -----------
                                                           256,610
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  600          Fluor Corp.                  23,370
                                                       -----------
                               ENTERTAINMENT: 0.02%
                  800    @     International Game
                                Technology                  45,360
                                                       -----------
                               ENVIRONMENTAL CONTROL: 0.04%
                  800    @     Allied Waste
                                Industries, Inc.             7,680
                2,800          Waste Management, Inc.       72,940
                                                       -----------
                                                            80,620
                                                       -----------
                               FOOD: 0.40%
                1,900          Albertson's, Inc.            57,874
                4,800          Archer-Daniels-
                                Midland Co.                 61,392
                1,950          Campbell Soup Co.            53,937
                3,600          Conagra Foods, Inc.          99,540
                1,700          General Mills, Inc.          74,936
                  700          Hershey Foods Corp.          43,750
                  700          HJ Heinz Co.                 28,770
                1,800          Kellogg Co.                  64,548
                3,650    @     Kroger Co.                   72,635
                3,450          Sara Lee Corp.               71,208
                1,100          Supervalu, Inc.              26,983
                3,050          Sysco Corp.                  83,021
                2,600    @@    Unilever NV ADR             168,480
                  200          Winn-Dixie Stores,
                                Inc.                         3,118
                                                       -----------
                                                           910,192
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.09%
                  250          Boise Cascade Corp.           8,632
                1,550          Georgia-Pacific Corp.        38,099
                2,300          International Paper
                                Co.                        100,234
                  850          Plum Creek Timber Co.,
                                Inc.                        26,095
                  250          Temple-Inland, Inc.          14,465
                  450          Weyerhaeuser Co.             28,733
                                                       -----------
                                                           216,258
                                                       -----------
                               GAS: 0.04%
                  750          KeySpan Corp.                28,238
                  300          Nicor, Inc.                  13,725
                  150          Peoples Energy Corp.          5,469
                1,550          Sempra Energy                34,302
                                                       -----------
                                                            81,734
                                                       -----------
                               HAND/MACHINE TOOLS: 0.03%
                  650          Black & Decker Corp.         31,330
                  300          Snap-On, Inc.                 8,907
                  700          Stanley Works                28,707
                                                       -----------
                                                            68,944
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 0.61%
                1,200          Baxter Intl., Inc.      $    53,340
                1,250          Becton Dickinson & Co.       43,062
                  750          Biomet, Inc.                 20,340
                1,950    @     Boston Scientific
                                Corp.                       57,174
                  310          CR Bard, Inc.                17,540
                2,550    @     Guidant Corp.                77,086
               14,700          Johnson & Johnson           768,222
                5,950          Medtronic, Inc.             254,958
                  550    @     St. Jude Medical, Inc.       40,618
                1,000          Stryker Corp.                53,510
                  500    @     Zimmer Holdings, Inc.        17,830
                                                       -----------
                                                         1,403,680
                                                       -----------
                               HEALTHCARE -- SERVICES: 0.24%
                  950          Aetna, Inc.                  45,571
                1,350    @     Health Management
                                Associates, Inc.            27,202
                2,350    @     Healthsouth Corp.            30,056
                1,500    @     Humana, Inc.                 23,445
                  700    @     Manor Care, Inc.             16,100
                2,100    @     Tenet Healthcare Corp.      150,255
                1,840          UnitedHealth Group,
                                Inc.                       168,452
                1,230    @     Wellpoint Health
                                Networks                    95,706
                                                       -----------
                                                           556,787
                                                       -----------
                               HOME BUILDERS: 0.02%
                  300          Centex Corp.                 17,337
                  450          KB Home                      23,180
                                                       -----------
                                                            40,517
                                                       -----------
                               HOME FURNISHINGS: 0.03%
                  900          Leggett & Platt, Inc.        21,060
                  600          Maytag Corp.                 25,590
                  450          Whirlpool Corp.              29,412
                                                       -----------
                                                            76,062
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.08%
                  600          Avery Dennison Corp.         37,650
                1,800          Clorox Co.                   74,430
                1,200          Fortune Brands, Inc.         67,200
                                                       -----------
                                                           179,280
                                                       -----------
                               HOUSEWARES: 0.03%
                1,650          Newell Rubbermaid,
                                Inc.                        57,849
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 0.69%
                1,250    @@    ACE Ltd.                $    39,500
                2,450          Aflac, Inc.                  78,400
                3,250          Allstate Corp.              120,185
                  500          AMBAC Financial Group,
                                Inc.                        33,600
                5,100          American Intl. Group        347,973
                1,300          AON Corp.                    38,324
                  850          Chubb Corp.                  60,180
                  920          Cigna Corp.                  89,626
                  750          Cincinnati Financial
                                Corp.                       34,897
                  450          Hartford Financial
                                Services Group, Inc.        26,761
                  850          Jefferson-Pilot Corp.        39,950
                1,750          John Hancock Financial
                                Services, Inc.              61,600
                  350          Lincoln National Corp.       14,700
                  400          Loews Corp.                  21,196
                1,350          Marsh & McLennan Cos.,
                                Inc.                       130,410
                  900          MBIA, Inc.                   50,877
                4,600          Metlife, Inc.               132,480
                  550          MGIC Investment Corp.        37,290
                1,650          Progressive Corp.            95,453
                  750          Safeco Corp.                 23,168
                  600          Torchmark Corp.              22,920
                1,250          UnumProvident Corp.          31,813
                  650    @@    XL Capital Ltd.              55,055
                                                       -----------
                                                         1,586,358
                                                       -----------
                               INTERNET: 0.03%
                2,450          Charles Schwab Corp.         27,440
                3,050    @     Yahoo, Inc.                  45,018
                                                       -----------
                                                            72,458
                                                       -----------
                               IRON/STEEL: 0.01%
                  450          Nucor Corp.                  29,268
                                                       -----------
                               LEISURE TIME: 0.09%
                  500          Brunswick Corp.              14,000
                2,850          Carnival Corp.               78,916
                1,500          Harley-Davidson, Inc.        76,905
                  800    @     Sabre Holdings Corp.         28,640
                                                       -----------
                                                           198,461
                                                       -----------
                               LODGING: 0.03%
                  600    @     Harrah's
                                Entertainment, Inc.         26,610
                  750          Hilton Hotels Corp.          10,425
                  450          Marriott Intl., Inc.         17,123
                  400          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        13,156
                                                       -----------
                                                            67,314
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.06%
                1,550          Deere & Co.                  74,245
                1,150          Dover Corp.                  40,250
                  850          Rockwell Automation,
                                Inc.                        16,983
                                                       -----------
                                                           131,478
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.46%
                7,950    @     AOL Time Warner, Inc.   $   116,944
                2,750    @     Clear Channel
                                Communications, Inc.        88,055
                4,350    @     Comcast Corp.               103,704
                1,300          Gannett Co., Inc.            98,670
                  750          Knight-Ridder, Inc.          47,213
                1,150          McGraw-Hill Cos., Inc.       68,655
                  200          Meredith Corp.                7,670
                  900          New York Times Co.           46,350
                1,450          Tribune Co.                  63,075
                1,100    @     Univision
                                Communications, Inc.        34,540
                8,550    @     Viacom, Inc.                379,364
                                                       -----------
                                                         1,054,240
                                                       -----------
                               MINING: 0.09%
                1,600    @@    Alcan, Inc.                  60,032
                1,950    @@    Barrick Gold Corp.           37,030
                1,800          Newmont Mining Corp.         47,394
                  600          Phelps Dodge Corp.           24,720
                2,430    @@    Placer Dome, Inc.            27,240
                                                       -----------
                                                           196,416
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 0.89%
                1,900          3M Co.                      233,700
                  800          Cooper Industries Ltd.       31,440
                  300          Crane Co.                     7,614
                  850          Danaher Corp.                56,397
                1,650          Eastman Kodak Co.            48,130
                  350          Eaton Corp.                  25,462
               44,650          General Electric Co.      1,297,082
                1,500          Honeywell Intl., Inc.        52,845
                1,500          Illinois Tool Works,
                                Inc.                       102,450
                  500          ITT Industries, Inc.         35,300
                  200          Pall Corp.                    4,150
                  700          Textron, Inc.                32,830
                8,950    @@    Tyco Intl. Ltd.             120,915
                                                       -----------
                                                         2,048,315
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
                1,250          Pitney Bowes, Inc.           49,650
                3,750          Xerox Corp.                  26,138
                                                       -----------
                                                            75,788
                                                       -----------
                               OIL & GAS: 1.18%
                  560          Amerada Hess Corp.           46,200
                1,290          Apache Corp.                 74,149
                  550          Burlington Resources,
                                Inc.                        20,900
                6,700          ChevronTexaco Corp.         592,950
                3,650          Conoco, Inc.                101,470
                1,150          Devon Energy Corp.           56,672
               16,150          Exxon Mobil Corp.           660,858
                2,460          Marathon Oil Corp.           66,715
                1,250   @,@@   Nabors Industries Ltd.       44,125
                  600    @     Noble Corp.                  23,160
                2,300          Occidental Petroleum
                                Corp.                       68,977
                2,250          Phillips Petroleum Co.      132,480
               12,600    @@    Royal Dutch Petroleum
                                Co. ADR                    696,402
                  600          Sunoco, Inc.                 21,378
                1,950          Transocean, Inc.             60,742
                1,550          Unocal Corp.                 57,257
                                                       -----------
                                                         2,724,435
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.05%
                1,200          Baker Hughes, Inc.      $    39,948
                1,150    @     BJ Services Co.              38,962
                2,650          Halliburton Co.              42,241
                                                       -----------
                                                           121,151
                                                       -----------
                               PACKAGING & CONTAINERS: 0.04%
                  500          Ball Corp.                   20,740
                  250          Bemis Co.                    11,875
                1,050    @     Pactiv Corp.                 24,990
                  800    @     Sealed Air Corp.             32,216
                                                       -----------
                                                            89,821
                                                       -----------
                               PHARMACEUTICALS: 1.26%
                2,800          Abbott Laboratories         105,420
                  600          Allergan, Inc.               40,050
                  700          AmerisourceBergen
                                Corp.                       53,200
                8,650          Bristol-Myers Squibb
                                Co.                        222,305
                5,500          Eli Lilly & Co.             310,200
                  850    @     Forest Laboratories,
                                Inc.                        60,180
                1,750    @     King Pharmaceuticals,
                                Inc.                        38,938
                1,700    @     Medimmune, Inc.              44,880
               11,100          Merck & Co., Inc.           562,104
               30,450          Pfizer, Inc.              1,065,750
                2,500          Pharmacia Corp.              93,625
                6,550          Schering-Plough Corp.       161,130
                  550    @     Watson
                                Pharmaceuticals, Inc.       13,899
                2,400          Wyeth                       122,880
                                                       -----------
                                                         2,894,561
                                                       -----------
                               PIPELINES: 0.03%
                2,150          Dynegy, Inc.                 15,480
                1,150          EL Paso Corp.                23,701
                  350          Kinder Morgan, Inc.          13,307
                1,150          Williams Cos., Inc.           6,889
                                                       -----------
                                                            59,377
                                                       -----------
                               REITS: 0.03%
                1,850          Equity Office
                                Properties Trust            55,685
                  700          Equity Residential           20,125
                                                       -----------
                                                            75,810
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               RETAIL: 1.74%
                  850    @     Autozone, Inc.          $    65,705
                1,950    @     Bed Bath & Beyond,
                                Inc.                        73,593
                2,475    @     Best Buy Co., Inc.           89,842
                1,500          Circuit City Stores,
                                Inc.                        28,125
                2,650    @     Costco Wholesale Corp.      102,343
                1,175          Darden Restaurants,
                                Inc.                        29,022
                  550          Dillard's, Inc.              14,459
                2,150          Dollar General Corp.         40,914
                  750          Family Dollar Stores         26,437
                1,100    @     Federated Department
                                Stores                      43,670
                3,800          Gap, Inc. (The)              53,960
               19,400          Home Depot, Inc.            712,562
                1,700          JC Penney Co., Inc.          37,434
                1,600    @     Kohl's Corp.                112,128
                6,500          Lowe's Cos., Inc.           295,100
                4,100          Ltd. Brands                  87,330
                1,250          May Department Stores
                                Co.                         41,163
                5,700          McDonald's Corp.            162,165
                1,100          Nordstrom, Inc.              24,915
                2,350    @     Office Depot, Inc.           39,480
                1,500          RadioShack Corp.             45,090
                1,500          Sears Roebuck and Co.        81,450
                3,500    @     Staples, Inc.                68,950
                2,200    @     Starbucks Corp.              54,670
                4,450          Target Corp.                169,545
                  600          Tiffany & Co.                21,120
                4,550          TJX Cos., Inc.               89,226
                1,500    @     Toys R US, Inc.              26,205
                2,000          Walgreen Co.                 77,260
               21,650          Wal-Mart Stores, Inc.     1,190,967
                  800          Wendy's Intl., Inc.          31,864
                2,200    @     Yum! Brands, Inc.            64,350
                                                       -----------
                                                         4,001,044
                                                       -----------
                               SAVINGS & LOANS: 0.11%
                1,300          Golden West Financial
                                Corp.                       89,414
                4,400          Washington Mutual,
                                Inc.                       163,284
                                                       -----------
                                                           252,698
                                                       -----------
                               SEMICONDUCTORS: 0.62%
                2,100    @     Altera Corp.                 28,560
                2,900    @     Analog Devices, Inc.         86,130
               10,050    @     Applied Materials,
                                Inc.                       191,151
                1,350    @     Broadcom Corp.               23,679
               30,150          Intel Corp.                 550,840
                  850    @     Kla-Tencor Corp.             37,392
                1,850          Linear Technology
                                Corp.                       58,146
                1,900    @     LSI Logic Corp.              16,625
                2,150    @     Maxim Integrated
                                Products                    82,410
                1,150    @     National Semiconductor
                                Corp.                       33,546
                  700    @     Novellus Systems, Inc.       23,800
                1,100    @     Nvidia Corp.                 18,898
                  600    @     PMC -- Sierra, Inc.           5,562
                  650    @     QLogic Corp.                 24,765
                  750    @     Teradyne, Inc.               17,625
                7,850          Texas Instruments,
                                Inc.                       186,045
                1,750    @     Xilinx, Inc.                 39,253
                                                       -----------
                                                         1,424,427
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 1.14%
                  900          Adobe Systems, Inc.     $    25,650
                1,000          Autodesk, Inc.               13,250
                4,150          Automatic Data
                                Processing                 180,732
                1,650    @     BMC Software, Inc.           27,390
                  250    @     Citrix Systems, Inc.          1,510
                2,500          Computer Associates
                                Intl., Inc.                 39,725
                1,200    @     Compuware Corp.               7,284
                3,450          First Data Corp.            128,340
                1,200    @     Fiserv, Inc.                 44,052
                  950    @     Intuit, Inc.                 47,234
                  350    @     Mercury Interactive
                                Corp.                        8,036
               32,650    @     Microsoft Corp.           1,785,955
               24,650    @     Oracle Corp.                233,436
                1,950    @     Peoplesoft, Inc.             29,016
                1,500    @     Rational Software
                                Corp.                       12,315
                2,600    @     Siebel Systems, Inc.         36,972
                                                       -----------
                                                         2,620,897
                                                       -----------
                               TELECOMMUNICATIONS: 1.09%
                1,400          Alltel Corp.                 65,800
                  100    @     Andrew Corp.                  1,433
               16,950          AT&T Corp.                  181,365
               12,050    @     AT&T Wireless
                                Services, Inc.              70,492
               12,100          BellSouth Corp.             381,150
                1,200          CenturyTel, Inc.             35,400
               33,050    @     Cisco Systems, Inc.         461,047
                2,500    @     Citizens
                                Communications Co.          20,900
                1,400    @     Comverse Technology,
                                Inc.                        12,964
               10,350          Motorola, Inc.              149,247
                1,650    @     Qualcomm, Inc.               45,359
               16,050          SBC Communications,
                                Inc.                       489,525
                  650          Scientific-Atlanta,
                                Inc.                        10,693
                3,950          Sprint Corp.-FON Group       41,910
                1,700    @     Tellabs, Inc.                10,540
               13,150          Verizon
                                Communications, Inc.       527,973
                                                       -----------
                                                         2,505,798
                                                       -----------
                               TEXTILES: 0.02%
                1,100          Cintas Corp.                 54,373
                                                       -----------
                               TOBACCO: 0.20%
               10,450          Philip Morris Cos.,
                                Inc.                       456,456
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.03%
                  850          Hasbro, Inc.                 11,526
                2,800          Mattel, Inc.                 59,024
                                                       -----------
                                                            70,550
                                                       -----------
                               TRANSPORTATION: 0.13%
                1,700          Burlington Northern
                                Santa Fe Corp.              51,000
                1,400          CSX Corp.                    49,070
                1,350          FedEx Corp.                  72,090
                1,050          Norfolk Southern Corp.       24,549
                1,500          Union Pacific Corp.          94,920
                                                       -----------
                                                           291,629
                                                       -----------

                               Total Common Stock
                                (Cost $46,854,537)      42,480,405
                                                       -----------

      Principal
       Amount                                          Value
----------------------------------------------------------------
BONDS/NOTES: 9.66%
                              SOVEREIGN: 9.66%
    $  3,500,000              FICO Strip, Zero
                              Coupon, due
                              04/06/07             $  2,817,661
      12,637,000              FICO Strip, Zero
                              Coupon, due
                              05/11/07               10,100,097
       3,645,000              FICO Strip, Zero
                              Coupon, due
                              05/30/07                2,905,466
       1,000,000              Israel Trust, Zero
                              Coupon, due
                              05/15/07                  800,105
       7,007,000              Israel Trust, Zero
                              Coupon, due
                              05/15/07                5,606,336
                                                   ------------

                              Total Bonds/Notes
                              (Cost $22,414,517)     22,229,665
                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.26%
                              FEDERAL NATIONAL
                              MORTGAGE ASSOCIATION:
                              32.26%
      89,300,000              Zero Coupon, due
                              03/15/07               71,809,077
       3,021,000              Zero Coupon, due
                              03/15/07                2,436,134
                                                   ------------

                              Total U.S.
                              Government
                              Agency Obligations
                              (Cost $72,245,474)     74,245,211
                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 38.89%
                              U.S. TREASURY
                              STRIP: 38.89%
    $107,990,000              Zero Coupon, due
                              02/15/07             $ 89,518,418
                                                   ------------

                              Total U.S. Treasury
                              Obligations
                              (Cost $86,911,982)     89,518,418
                                                   ------------

                              Total Long-Term
                              Investments
                              (Cost $228,426,510)   228,473,699
                                                   ------------

SHORT-TERM INVESTMENTS: 0.78%
       1,802,000        Federal Home Loan
                         Mortgage Corporation
                         1.900%, due 07/01/02         1,802,000
                                                   ------------
                        Total Short-Term
                         Investments
                         (Cost $1,802,000)            1,802,000
                                                   ------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                         $230,228,510)*   100.05%  $230,275,699
                        OTHER ASSETS AND
                         LIABILITIES-NET  (0.05)%      (117,883)
                                          -------  ------------
                        NET ASSETS        100.00%  $230,157,816
                                          =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                 $ 5,218,106
                        Gross Unrealized
                         Depreciation                  (5,170,917)
                                                      -----------
                        Net Unrealized
                         Appreciation                 $    47,189
                                                      ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
COMMON STOCK: 27.92%
                               ADVERTISING: 0.01%
                  500          Omnicom Group             $    22,900
                                                         -----------
                               AEROSPACE/DEFENSE: 0.29%
                  600          General Dynamics Corp.         63,810
                  300          Goodrich Corp.                  8,196
                1,250          Lockheed Martin Corp.          86,875
                  900          Northrop Grumman Corp.        112,500
                3,000          Raytheon Co.                  122,250
                  500          Rockwell Collins, Inc.         13,710
                3,000          United Technologies
                                Corp.                        203,700
                                                         -----------
                                                             611,041
                                                         -----------
                               AGRICULTURE: 0.03%
                1,400          UST, Inc.                      47,600
                                                         -----------
                               AIRLINES: 0.02%
                2,400          Southwest Airlines Co.         38,784
                                                         -----------
                               APPAREL: 0.13%
                1,600    @     Jones Apparel Group,
                                Inc.                          60,000
                1,200          Liz Claiborne, Inc.            38,160
                1,850          Nike, Inc.                     99,253
                  750    @     Reebok Intl. Ltd.              22,125
                1,300          VF Corp.                       50,973
                                                         -----------
                                                             270,511
                                                         -----------
                               AUTO MANUFACTURERS: 0.22%
               11,600          Ford Motor Co.                185,600
                3,600          General Motors Corp.          192,420
                  400          Navistar Intl. Corp.           12,800
                1,500          Paccar, Inc.                   66,585
                                                         -----------
                                                             457,405
                                                         -----------
                               AUTO PARTS & EQUIPMENT: 0.11%
                1,000          Cooper Tire & Rubber Co.       20,550
                1,200          Dana Corp.                     22,236
                4,500          Delphi Corp.                   59,400
                1,250          Goodyear Tire & Rubber
                                Co.                           23,387
                1,600          TRW, Inc.                      91,168
                1,000          Visteon Corp.                  14,200
                                                         -----------
                                                             230,941
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               BANKS: 2.10%
                2,700          AmSouth Bancorp           $    60,426
               14,100          Bank of America Corp.         992,076
               10,850          Bank One Corp.                417,508
                3,500          BB&T Corp.                    135,100
                1,900          Charter One Financial,
                                Inc.                          65,322
                1,400          Comerica, Inc.                 85,960
                1,800          Fifth Third Bancorp           119,970
                  800          First Tennessee National
                                Corp.                         30,640
                6,750          FleetBoston Financial
                                Corp.                        218,362
                1,550          Huntington Bancshares,
                                Inc.                          30,101
                2,950          Keycorp                        80,535
                2,200          Marshall & Ilsley Corp.        68,046
                2,750          Mellon Financial Corp.         86,433
                3,950          National City Corp.           131,338
                  600          Northern Trust Corp.           26,436
                2,200          PNC Financial Services
                                Group, Inc.                  115,016
                1,700          Regions Financial Corp.        59,755
                2,600          SouthTrust Corp.               67,912
                2,000          State Street Corp.             89,400
                1,950          SunTrust Banks, Inc.          132,054
                2,100          Union Planters Corp.           67,977
               12,300          US Bancorp                    287,205
               12,650          Wachovia Corp.                482,977
               11,600          Wells Fargo & Co.             580,696
                  700          Zions Bancorporation           36,470
                                                         -----------
                                                           4,467,715
                                                         -----------
                               BEVERAGES: 0.91%
                5,600          Anheuser-Busch Cos.,
                                Inc.                         280,000
                  600          Brown-Forman Corp.             41,400
               15,900          Coca-Cola Co.                 890,400
                3,200          Coca-Cola Enterprises,
                                Inc.                          70,656
                  200          Coors (Adolph)                 12,460
                2,200          Pepsi Bottling Group,
                                Inc.                          67,760
               11,950          PepsiCo, Inc.                 575,990
                                                         -----------
                                                           1,938,666
                                                         -----------
                               BIOTECHNOLOGY: 0.20%
                6,600    @     Amgen, Inc.                   276,408
                  600    @     Chiron Corp.                   21,210
                1,600    @     Genzyme Corp.                  30,784
                4,200    @     Immunex Corp.                  93,828
                                                         -----------
                                                             422,230
                                                         -----------
                               BUILDING MATERIALS: 0.11%
                  600    @     American Standard Cos.,
                                Inc.                          45,060
                5,550          Masco Corp.                   150,461
                  800          Vulcan Materials Co.           35,040
                                                         -----------
                                                             230,561
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               CHEMICALS: 0.52%
                1,800          Air Products &
                                Chemicals, Inc.          $    90,846
                  800          Ashland, Inc.                  32,400
                6,250          Dow Chemical Co.              214,875
                9,100          Du Pont (E.I.) de
                                Nemours & Co.                404,040
                1,000          Ecolab, Inc.                   46,230
                1,000          Engelhard Corp.                28,320
                  600          Hercules, Inc.                  6,960
                  800          International Flavors &
                                Fragrances, Inc.              25,992
                1,300          PPG Industries, Inc.           80,470
                1,150          Praxair, Inc.                  65,516
                1,700          Rohm & Haas Co.                68,833
                1,200          Sherwin-Williams Co.           35,916
                                                         -----------
                                                           1,100,398
                                                         -----------
                               COMMERCIAL SERVICES: 0.29%
                1,400    @     Apollo Group, Inc.             55,188
                3,250    @     Concord EFS, Inc.              97,955
                1,200    @     Convergys Corp.                23,376
                  900          Deluxe Corp.                   35,001
                1,400          Equifax, Inc.                  37,800
                1,500          H&R Block, Inc.                69,225
                2,300          McKesson Corp.                 75,210
                1,200          Moody's Corp.                  59,700
                3,100          Paychex, Inc.                  96,999
                1,200    @     Quintiles Transnational
                                Corp.                         14,988
                1,200    @     Robert Half Intl., Inc.        27,960
                1,000          RR Donnelley & Sons Co.        27,550
                                                         -----------
                                                             620,952
                                                         -----------
                               COMPUTERS: 1.08%
                  950    @     Apple Computer, Inc.           16,834
                1,950    @     Computer Sciences Corp.        93,210
               25,150    @     Dell Computer Corp.           657,421
                2,700          Electronic Data Systems
                                Corp.                        100,305
               14,900    @     EMC Corp.-Mass.               112,495
               19,050          Hewlett-Packard Co.           291,084
               10,800          International Business
                                Machines Corp.               777,600
                  900    @     Lexmark Intl., Inc.            48,960
                2,850    @     Network Appliance, Inc.        35,454
               18,650    @     Sun Microsystems, Inc.         93,437
                  800    @     Unisys Corp.                    7,200
                2,700    @     Veritas Software Corp.         53,433
                                                         -----------
                                                           2,287,433
                                                         -----------
                               COSMETICS/PERSONAL CARE: 0.97%
                  400          Alberto-Culver Co.             19,120
                1,900          Avon Products, Inc.            99,256
                3,450          Colgate-Palmolive Co.         172,672
                6,800          Gillette Co.                  230,316
                3,350          Kimberly-Clark Corp.          207,700
               14,950          Procter & Gamble Co.        1,335,035
                                                         -----------
                                                           2,064,099
                                                         -----------
                               DISTRIBUTION/WHOLESALE: 0.05%
                1,400          Genuine Parts Co.              48,818
                1,000          WW Grainger, Inc.              50,100
                                                         -----------
                                                              98,918
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES: 2.25%
                8,550          American Express Co.      $   310,536
                1,300          Bear Stearns Cos., Inc.        79,560
                1,700          Capital One Financial
                                Corp.                        103,785
               34,950          Citigroup, Inc.             1,354,312
                1,300          Countrywide Credit Ind.,
                                Inc.                          62,725
                9,100          Fannie Mae                    671,125
                5,950          Freddie Mac                   364,140
                4,200          Household Intl., Inc.         208,740
               17,100          JP Morgan Chase & Co.         580,032
                1,900          Lehman Brothers
                                Holdings, Inc.               118,788
                7,250          MBNA Corp.                    239,758
                5,600          Merrill Lynch & Co.,
                                Inc.                         226,800
                7,050          Morgan Stanley                303,714
                2,100          Providian Financial
                                Corp.                         12,348
                1,050          SLM Corp.                     101,745
                1,900          Stilwell Financial, Inc.       34,580
                  300          T Rowe Price Group, Inc.        9,864
                                                         -----------
                                                           4,782,552
                                                         -----------
                               ELECTRIC: 0.75%
                4,500    @     AES Corp.                      24,390
                1,100          Allegheny Energy, Inc.         28,325
                2,500          American Electric Power
                                Co., Inc.                    100,050
                1,400          Cinergy Corp.                  50,386
                1,600          Consolidated Edison,
                                Inc.                          66,800
                1,200          Constellation Energy
                                Group, Inc.                   35,208
                2,100          Dominion Resources, Inc.      139,020
                1,300          DTE Energy Co.                 58,032
                5,300          Duke Energy Corp.             164,830
                4,000    @     Edison Intl.                   68,000
                1,700          Entergy Corp.                  72,148
                2,300          FirstEnergy Corp.              76,774
                4,700    @     Mirant Corp.                   34,310
                1,600          NiSource, Inc.                 34,928
                4,350    @     PG&E Corp.                     77,822
                  700          Pinnacle West Capital
                                Corp.                         27,650
                  500          PPL Corp.                      16,540
                1,700          Progress Energy, Inc.          88,417
                1,700          Public Service
                                Enterprise Group, Inc.        73,610
                3,500          Reliant Energy, Inc.           59,150
                4,500          Southern Co.                  123,300
                1,200          TECO Energy, Inc.              29,700
                2,000          TXU Corp.                     103,100
                2,900          Xcel Energy, Inc.              48,633
                                                         -----------
                                                           1,601,123
                                                         -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.10%
                1,700    @     American Power
                                Conversion                    21,471
                2,800          Emerson Electric Co.          149,828
                1,500          Molex, Inc.                    50,295
                                                         -----------
                                                             221,594
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               ELECTRONICS: 0.17%
                3,200    @     Agilent Technologies,
                                Inc.                     $    75,680
                1,700          Applera Corp. -- Applied
                                Biosystems Group              33,133
                2,200    @     Jabil Circuit, Inc.            46,442
                  700          Johnson Controls, Inc.         57,127
                  400          Millipore Corp.                12,792
                  800          Parker Hannifin Corp.          38,232
                4,000    @     Sanmina Corp.                  25,240
                7,800    @     Solectron Corp.                47,970
                1,200    @     Thermo Electron Corp.          19,800
                  400          Thomas & Betts Corp.            7,440
                  300    @     Waters Corp.                    8,010
                                                         -----------
                                                             371,866
                                                         -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  800          Fluor Corp.                    31,160
                                                         -----------
                               ENTERTAINMENT: 0.03%
                1,000    @     International Game
                                Technology                    56,700
                                                         -----------
                               ENVIRONMENTAL CONTROL: 0.05%
                1,300    @     Allied Waste Industries,
                                Inc.                          12,480
                3,900          Waste Management, Inc.        101,595
                                                         -----------
                                                             114,075
                                                         -----------
                               FOOD: 0.64%
                3,100          Albertson's, Inc.              94,426
                6,750          Archer-Daniels-Midland
                                Co.                           86,332
                2,750          Campbell Soup Co.              76,065
                5,000          Conagra Foods, Inc.           138,250
                2,800          General Mills, Inc.           123,424
                1,100          Hershey Foods Corp.            68,750
                  950          HJ Heinz Co.                   39,045
                3,100          Kellogg Co.                   111,166
                5,100    @     Kroger Co.                    101,490
                6,000          Sara Lee Corp.                123,840
                1,400          Supervalu, Inc.                34,342
                4,250          Sysco Corp.                   115,685
                3,650    @@    Unilever NV ADR               236,520
                  500          Winn-Dixie Stores, Inc.         7,795
                                                         -----------
                                                           1,357,130
                                                         -----------
                               FOREST PRODUCTS & PAPER: 0.16%
                  400          Boise Cascade Corp.            13,812
                2,300          Georgia-Pacific Corp.          56,534
                3,700          International Paper Co.       161,246
                  700          Louisiana-Pacific Corp.         7,413
                1,400          Plum Creek Timber Co.,
                                Inc.                          42,980
                  500          Temple-Inland, Inc.            28,930
                  600          Weyerhaeuser Co.               38,310
                                                         -----------
                                                             349,225
                                                         -----------
                               GAS: 0.05%
                1,000          KeySpan Corp.                  37,650
                  300          Nicor, Inc.                    13,725
                  200          Peoples Energy Corp.            7,292
                2,000          Sempra Energy                  44,260
                                                         -----------
                                                             102,927
                                                         -----------
                               HAND/MACHINE TOOLS: 0.04%
                  800          Black & Decker Corp.           38,560
                  500          Snap-On, Inc.                  14,845
                  700          Stanley Works                  28,707
                                                         -----------
                                                              82,112
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 0.90%
                1,800          Baxter Intl., Inc.        $    80,010
                1,800          Becton Dickinson & Co.         62,010
                  900          Biomet, Inc.                   24,408
                3,000    @     Boston Scientific Corp.        87,960
                  450          CR Bard, Inc.                  25,461
                3,550    @     Guidant Corp.                 107,316
               19,350          Johnson & Johnson           1,011,231
                8,300          Medtronic, Inc.               355,655
                  800    @     St. Jude Medical, Inc.         59,080
                1,400          Stryker Corp.                  74,914
                  600    @     Zimmer Holdings, Inc.          21,396
                                                         -----------
                                                           1,909,441
                                                         -----------
                               HEALTHCARE -- SERVICES: 0.36%
                1,600          Aetna, Inc.                    76,752
                1,700    @     Health Management
                                Associates, Inc.              34,255
                3,100    @     Healthsouth Corp.              39,649
                1,300    @     Humana, Inc.                   20,319
                  900    @     Manor Care, Inc.               20,700
                2,500    @     Tenet Healthcare Corp.        178,875
                2,800          UnitedHealth Group, Inc.      256,340
                1,650    @     Wellpoint Health
                                Networks                     128,387
                                                         -----------
                                                             755,277
                                                         -----------
                               HOME BUILDERS: 0.03%
                  600          Centex Corp.                   34,674
                  500          KB Home                        25,755
                                                         -----------
                                                              60,429
                                                         -----------
                               HOME FURNISHINGS: 0.04%
                1,250          Leggett & Platt, Inc.          29,250
                  700          Maytag Corp.                   29,855
                  500          Whirlpool Corp.                32,680
                                                         -----------
                                                              91,785
                                                         -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.12%
                  100          American Greetings              1,666
                  800          Avery Dennison Corp.           50,200
                2,400          Clorox Co.                     99,240
                1,800          Fortune Brands, Inc.          100,800
                                                         -----------
                                                             251,906
                                                         -----------
                               HOUSEWARES: 0.04%
                2,200          Newell Rubbermaid, Inc.        77,132
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               INSURANCE: 1.08%
                1,750    @@    ACE Ltd.                  $    55,300
                3,450          Aflac, Inc.                   110,400
                4,600          Allstate Corp.                170,108
                  900          AMBAC Financial Group,
                                Inc.                          60,480
                7,100          American Intl. Group          484,433
                2,000          AON Corp.                      58,960
                1,400          Chubb Corp.                    99,120
                1,300          Cigna Corp.                   126,646
                1,300          Cincinnati Financial
                                Corp.                         60,489
                  650          Hartford Financial
                                Services Group, Inc.          38,655
                1,300          Jefferson-Pilot Corp.          61,100
                2,300          John Hancock Financial
                                Services, Inc.                80,960
                  500          Lincoln National Corp.         21,000
                  550          Loews Corp.                    29,144
                1,850          Marsh & McLennan Cos.,
                                Inc.                         178,710
                1,200          MBIA, Inc.                     67,836
                6,450          Metlife, Inc.                 185,760
                  900          MGIC Investment Corp.          61,020
                2,500          Progressive Corp.             144,625
                1,000          Safeco Corp.                   30,890
                  900          Torchmark Corp.                34,380
                1,750          UnumProvident Corp.            44,538
                1,000    @@    XL Capital Ltd.                84,700
                                                         -----------
                                                           2,289,254
                                                         -----------
                               INTERNET: 0.05%
                4,350          Charles Schwab Corp.           48,720
                4,100    @     Yahoo, Inc.                    60,516
                                                         -----------
                                                             109,236
                                                         -----------
                               IRON/STEEL: 0.02%
                  600          Nucor Corp.                    39,024
                  300          United States Steel
                                Corp.                          5,967
                                                         -----------
                                                              44,991
                                                         -----------
                               LEISURE TIME: 0.13%
                  600          Brunswick Corp.                16,800
                4,000          Carnival Corp.                110,760
                2,050          Harley-Davidson, Inc.         105,103
                1,200    @     Sabre Holdings Corp.           42,960
                                                         -----------
                                                             275,623
                                                         -----------
                               LODGING: 0.05%
                1,000    @     Harrah's Entertainment,
                                Inc.                          44,350
                1,100          Hilton Hotels Corp.            15,290
                  650          Marriott Intl., Inc.           24,733
                  550          Starwood Hotels &
                                Resorts Worldwide, Inc.       18,090
                                                         -----------
                                                             102,463
                                                         -----------
                               MACHINERY -- DIVERSIFIED: 0.09%
                2,400          Deere & Co.                   114,960
                1,500          Dover Corp.                    52,500
                1,400          Rockwell Automation,
                                Inc.                          27,972
                                                         -----------
                                                             195,432
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               MEDIA: 0.71%
               11,400    @     AOL Time Warner, Inc.     $   167,694
                4,150    @     Clear Channel
                                Communications, Inc.         132,883
                6,900    @     Comcast Corp.                 164,496
                1,850          Gannett Co., Inc.             140,415
                1,000          Knight-Ridder, Inc.            62,950
                1,500          McGraw-Hill Cos., Inc.         89,550
                  400          Meredith Corp.                 15,340
                1,200          New York Times Co.             61,800
                2,200          Tribune Co.                    95,700
                1,550    @     Univision
                                Communications, Inc.          48,670
               12,000    @     Viacom, Inc.                  532,440
                                                         -----------
                                                           1,511,938
                                                         -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                  200          Worthington Industries          3,620
                                                         -----------
                               MINING: 0.15%
                2,600    @@    Alcan, Inc.                    97,552
                4,100    @@    Barrick Gold Corp.             77,859
                  500    @     Freeport-McMoRan Copper
                                & Gold, Inc.                   8,925
                3,100          Newmont Mining Corp.           81,623
                  800          Phelps Dodge Corp.             32,960
                2,400    @@    Placer Dome, Inc.              26,904
                                                         -----------
                                                             325,823
                                                         -----------
                               MISCELLANEOUS MANUFACTURING: 1.42%
                2,500          3M Co.                        307,500
                1,050          Cooper Industries Ltd.         41,265
                  600          Crane Co.                      15,228
                1,100          Danaher Corp.                  72,985
                2,400          Eastman Kodak Co.              70,008
                  600          Eaton Corp.                    43,650
               67,250          General Electric Co.        1,953,612
                2,600          Honeywell Intl., Inc.          91,598
                2,050          Illinois Tool Works,
                                Inc.                         140,015
                  600          ITT Industries, Inc.           42,360
                1,000          Pall Corp.                     20,750
                1,100          Textron, Inc.                  51,590
               12,700    @@    Tyco Intl. Ltd.               171,577
                                                         -----------
                                                           3,022,138
                                                         -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.05%
                1,700          Pitney Bowes, Inc.             67,524
                5,000          Xerox Corp.                    34,850
                                                         -----------
                                                             102,374
                                                         -----------
                               OIL & GAS: 1.80%
                  800          Amerada Hess Corp.             66,000
                1,790          Apache Corp.                  102,889
                  800          Burlington Resources,
                                Inc.                          30,400
                9,000          ChevronTexaco Corp.           796,500
                5,200          Conoco, Inc.                  144,560
                1,600          Devon Energy Corp.             78,848
               22,900          Exxon Mobil Corp.             937,068
                3,550          Marathon Oil Corp.             96,276
                1,500   @,@@   Nabors Industries Ltd.         52,950
                  600    @     Noble Corp.                    23,160
                3,700          Occidental Petroleum
                                Corp.                        110,963
                3,450          Phillips Petroleum Co.        203,136
               17,850    @@    Royal Dutch Petroleum
                                Co. ADR                      986,570
                  800          Sunoco, Inc.                   28,504
                3,000          Transocean, Inc.               93,450
                2,300          Unocal Corp.                   84,962
                                                         -----------
                                                           3,836,236
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.08%
                1,300          Baker Hughes, Inc.        $    43,277
                1,600    @     BJ Services Co.                54,208
                4,300          Halliburton Co.                68,542
                                                         -----------
                                                             166,027
                                                         -----------
                               PACKAGING & CONTAINERS: 0.05%
                  600          Ball Corp.                     24,888
                  600          Bemis Co.                      28,500
                1,400    @     Pactiv Corp.                   33,320
                  700    @     Sealed Air Corp.               28,189
                                                         -----------
                                                             114,897
                                                         -----------
                               PHARMACEUTICALS: 1.93%
                4,000          Abbott Laboratories           150,600
                1,100          Allergan, Inc.                 73,425
                  800          AmerisourceBergen Corp.        60,800
               12,500          Bristol-Myers Squibb Co.      321,250
                7,650          Eli Lilly & Co.               431,460
                1,300    @     Forest Laboratories,
                                Inc.                          92,040
                3,000    @     King Pharmaceuticals,
                                Inc.                          66,750
                1,800    @     Medimmune, Inc.                47,520
               15,500          Merck & Co., Inc.             784,920
               42,450          Pfizer, Inc.                1,485,750
                3,500          Pharmacia Corp.               131,075
                9,500          Schering-Plough Corp.         233,700
                  900    @     Watson Pharmaceuticals,
                                Inc.                          22,743
                3,900          Wyeth                         199,680
                                                         -----------
                                                           4,101,713
                                                         -----------
                               PIPELINES: 0.03%
                1,100          Dynegy, Inc.                    7,920
                1,200          EL Paso Corp.                  24,732
                  400          Kinder Morgan, Inc.            15,208
                3,700          Williams Cos., Inc.            22,163
                                                         -----------
                                                              70,023
                                                         -----------
                               REITS: 0.05%
                3,100          Equity Office Properties
                                Trust                         93,310
                  800          Equity Residential             23,000
                                                         -----------
                                                             116,310
                                                         -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                               Value
---------------------------------------------------------------------
                               RETAIL: 2.47%
                1,150    @     Autozone, Inc.            $    88,895
                3,100    @     Bed Bath & Beyond, Inc.       116,994
                3,750    @     Best Buy Co., Inc.            136,125
                  800          Big Lots, Inc.                 15,744
                2,050          Circuit City Stores,
                                Inc.                          38,437
                2,950    @     Costco Wholesale Corp.        113,929
                1,900          Darden Restaurants, Inc.       46,930
                  900          Dillard's, Inc.                23,661
                2,500          Dollar General Corp.           47,575
                1,400          Family Dollar Stores           49,350
                1,400    @     Federated Department
                                Stores                        55,580
                6,600          Gap, Inc. (The)                93,720
               20,450          Home Depot, Inc.              751,128
                3,100          JC Penney Co., Inc.            68,262
                2,300    @     Kohl's Corp.                  161,184
                6,700          Lowe's Cos., Inc.             304,180
                5,750          Ltd. Brands                   122,475
                2,300          May Department Stores
                                Co.                           75,739
                8,200          McDonald's Corp.              233,290
                1,200          Nordstrom, Inc.                27,180
                3,300    @     Office Depot, Inc.             55,440
                2,100          RadioShack Corp.               63,126
                2,100          Sears Roebuck and Co.         114,030
                5,000    @     Staples, Inc.                  98,500
                3,000    @     Starbucks Corp.                74,550
                5,850          Target Corp.                  222,885
                1,200          Tiffany & Co.                  42,240
                5,700          TJX Cos., Inc.                111,777
                1,600    @     Toys R US, Inc.                27,952
                2,750          Walgreen Co.                  106,233
               30,050          Wal-Mart Stores, Inc.       1,653,051
                  700          Wendy's Intl., Inc.            27,881
                3,000    @     Yum! Brands, Inc.              87,750
                                                         -----------
                                                           5,255,793
                                                         -----------
                               SAVINGS & LOANS: 0.16%
                1,700          Golden West Financial
                                Corp.                        116,926
                6,250          Washington Mutual, Inc.       231,938
                                                         -----------
                                                             348,864
                                                         -----------
                               SEMICONDUCTORS: 0.89%
                2,200    @     Altera Corp.                   29,920
                3,400    @     Analog Devices, Inc.          100,980
                9,300    @     Applied Materials, Inc.       176,886
                2,300    @     Applied Micro Circuits
                                Corp.                         10,879
                1,900    @     Broadcom Corp.                 33,326
               42,150          Intel Corp.                   770,080
                1,150    @     Kla-Tencor Corp.               50,588
                2,600          Linear Technology Corp.        81,718
                2,800    @     LSI Logic Corp.                24,500
                3,000    @     Maxim Integrated
                                Products                     114,990
                2,100    @     National Semiconductor
                                Corp.                         61,257
                1,000    @     Novellus Systems, Inc.         34,000
                1,600    @     Nvidia Corp.                   27,488
                1,200    @     PMC -- Sierra, Inc.            11,124
                1,000    @     QLogic Corp.                   38,100
                1,300    @     Teradyne, Inc.                 30,550
                9,850          Texas Instruments, Inc.       233,445
                2,600    @     Xilinx, Inc.                   58,318
                                                         -----------
                                                           1,888,149
                                                         -----------

       Shares                                               Value
---------------------------------------------------------------------
                               SOFTWARE: 1.67%
                1,600          Adobe Systems, Inc.       $    45,600
                1,000          Autodesk, Inc.                 13,250
                5,800          Automatic Data
                                Processing                   252,590
                1,700    @     BMC Software, Inc.             28,220
                1,400    @     Citrix Systems, Inc.            8,456
                3,550          Computer Associates
                                Intl., Inc.                   56,409
                2,800    @     Compuware Corp.                16,996
                4,850          First Data Corp.              180,420
                1,500    @     Fiserv, Inc.                   55,065
                1,300    @     Intuit, Inc.                   64,636
                  500    @     Mercury Interactive
                                Corp.                         11,480
               43,800    @     Microsoft Corp.             2,395,860
               34,450    @     Oracle Corp.                  326,242
                3,400    @     Peoplesoft, Inc.               50,592
                  500    @     Rational Software Corp.         4,105
                3,000    @     Siebel Systems, Inc.           42,660
                                                         -----------
                                                           3,552,581
                                                         -----------
                               TELECOMMUNICATIONS: 1.69%
                5,000    @     ADC Telecommunications,
                                Inc.                          11,450
                2,400          Alltel Corp.                  112,800
                  800    @     Andrew Corp.                   11,464
               24,300          AT&T Corp.                    260,010
               16,850    @     AT&T Wireless Services,
                                Inc.                          98,572
               16,950          BellSouth Corp.               533,925
                1,700          CenturyTel, Inc.               50,150
               46,200    @     Cisco Systems, Inc.           644,490
                2,400    @     Citizens Communications
                                Co.                           20,064
                1,300    @     Comverse Technology,
                                Inc.                          12,038
               14,450          Motorola, Inc.                208,369
               28,200    @@    Nortel Networks Corp.          40,890
                2,200    @     Qualcomm, Inc.                 60,478
               22,450          SBC Communications, Inc.      684,725
                1,500          Scientific-Atlanta, Inc.       24,675
                7,100          Sprint Corp.-FON Group         75,331
                3,000    @     Tellabs, Inc.                  18,600
               18,350          Verizon Communications,
                                Inc.                         736,753
                                                         -----------
                                                           3,604,784
                                                         -----------
                               TEXTILES: 0.03%
                1,400          Cintas Corp.                   69,202
                                                         -----------
                               TOBACCO: 0.30%
               14,550          Philip Morris Cos., Inc.      635,544
                                                         -----------
                               TOYS/GAMES/HOBBIES: 0.05%
                1,500          Hasbro, Inc.                   20,340
                3,900          Mattel, Inc.                   82,212
                                                         -----------
                                                             102,552
                                                         -----------
                               TRANSPORTATION: 0.19%
                3,000          Burlington Northern
                                Santa Fe Corp.                90,000
                1,700          CSX Corp.                      59,585
                2,000          FedEx Corp.                   106,800
                1,200          Norfolk Southern Corp.         28,056
                1,900          Union Pacific Corp.           120,232
                                                         -----------
                                                             404,673
                                                         -----------
                               TRUCKING & LEASING: 0.00%
                  200          Ryder System, Inc.              5,418
                                                         -----------
                               Total Common Stock
                                (Cost $60,435,284)        59,382,246
                                                         -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
BONDS/NOTES: 1.20%
                        SOVEREIGN: 1.20%
     $ 3,185,000        Turkey Trust, Zero Coupon,
                         due 05/15/07               $  2,548,334
                                                    ------------
                        Total Bonds/Notes
                         (Cost $2,549,628)             2,548,334
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.91%
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 32.91%
      87,000,000        Zero Coupon, due
                         06/15/07                     69,989,760
                                                    ------------
                        Total U.S. Government
                         Agency Obligations (Cost
                         $69,739,064)                 69,989,760
                                                    ------------
U.S. TREASURY OBLIGATIONS: 36.97%
                        U.S. TREASURY STRIP:
                         36.97%
      96,248,000        Zero Coupon, due
                         05/15/07                     78,640,872
                                                    ------------
                        Total U.S. Treasury
                         Obligations
                         (Cost $78,653,981)           78,640,872
                                                    ------------
                        Total Long-Term
                         Investments
                         (Cost $211,377,957)         210,561,212
                                                    ------------

SHORT-TERM INVESTMENTS: 1.01%
       1,918,000        Federal Home Loan Mortgage
                         Corporation, 1.900%, due
                         07/01/02                      1,918,000
         236,000        Student Loan Marketing
                         Association, 1.880%, due
                         07/01/02                        236,000
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost $2,154,000)             2,154,000
                                                    ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $213,531,957)*    100.01%  $212,715,212
                        OTHER ASSETS AND
                         LIABILITIES-NET   (0.01)%       (24,914)
                                           -------  ------------
                        NET ASSETS         100.00%  $212,690,298
                                           =======  ============

@   Non-income producing security
@@  Foreign Issuer
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 1,050,846
                        Gross Unrealized
                         Depreciation                    (1,867,591)
                                                        -----------
                        Net Unrealized
                         Depreciation                   $  (816,745)
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                               Value
--------------------------------------------------------------------
COMMERCIAL PAPER: 4.96%
      $210,000          Coop Association Tractor
                         Dealers, 1.850%, due 09/04/02   $  209,298
                                                         ----------

                        Total Commercial Paper (Cost
                         $209,298)                          209,298
                                                         ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 87.48%
       320,000          Federal Farm Credit Bank,
                         1.700%, due 07/25/02               319,637
       800,000          Federal Farm Credit Bank,
                         1.700%, due 09/09/02               797,356
       389,000          Federal Home Loan Bank, 1.720%,
                         due 09/11/02                       387,662
       320,000          Federal Home Loan Bank, 1.725%,
                         due 09/11/02                       318,906
       323,000          Federal Home Loan Mortgage
                         Corporation, 1.710%, due
                         07/16/02                           322,770
       480,000          Federal Home Loan Mortgage
                         Corporation, 1.735%, due
                         09/05/02                           478,473
       320,000          Federal National Mortgage
                         Association, 1.725%, due
                         09/11/02                           318,906
       480,000          Federal National Mortgage
                         Association, 1.735%, due
                         09/04/02                           478,496
       273,000          Student Loan Marketing
                         Association, 1.730%, due
                         10/01/02                           271,814
                                                         ----------

                        Total U.S. Government Agency
                         Obligation (Cost $3,693,980)     3,694,020
                                                         ----------

      Principal
       Amount                                               Value
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 7.55%
      $320,000          U.S. Treasury Bill, 1.655%, due
                         09/12/02                        $  318,923
                                                         ----------

                        Total U.S. Treasury
                         Obligations (Cost
                         $318,926)                          318,923
                                                         ----------
                        TOTAL INVESTMENTS IN
                         SECURITIES (COST
                         $4,222,204)             99.99%  $4,222,241
                        OTHER ASSETS AND
                         LIABILITIES-NET          0.01%         304
                                                -------  ----------
                        NET ASSETS              100.00%  $4,222,545
                                                =======  ==========

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


A SPECIAL MEETING OF THE FORMER AETNA FUNDS WAS HELD ON FEBRUARY 20, 2002 AT 10 STATE HOUSE SQUARE, HARTFORD, CONNECTICUT 06103-3602

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW:

                                                                                             SHARES VOTED
                                                                                              AGAINST OR      SHARES      BROKER
                                                                          SHARES VOTED FOR     WITHHELD     ABSTAINED    NON-VOTE
                                                                          ----------------   ------------   ---------    --------
 1.  To Approve a new Investment Management Agreement between each Fund and ING Investments, LLC.

     ING GET Fund -- Series D  (formerly Aetna GET Fund -- Series D)         39,251,968         846,835      2,274,170     --
     ING GET Fund -- Series E  (formerly Aetna GET Fund -- Series E)         38,361,055       1,350,953      3,117,865     --
     ING GET Fund -- Series G  (formerly Aetna GET Fund -- Series G)         18,609,481         778,979      1,419,287     --
     ING GET Fund -- Series H  (formerly Aetna GET Fund -- Series H)         14,551,529         524,675        696,046     --
     ING GET Fund -- Series I  (formerly Aetna GET Fund -- Series I)          8,053,134         177,955        700,136     --
     ING GET Fund -- Series J  (formerly Aetna GET Fund -- Series J)          6,919,984         319,237        422,077     --
     ING GET Fund -- Series K  (formerly Aetna GET Fund -- Series K)          8,309,014         144,105        665,681     --
     ING GET Fund -- Series L  (formerly Aetna GET Fund -- Series L)          6,720,948         253,522      1,004,945     --
     ING GET Fund -- Series M (formerly Aetna GET Fund -- Series M)          11,139,747         267,602        974,765     --
     ING GET Fund -- Series N  (formerly Aetna GET Fund -- Series N)         12,189,778         145,367        758,411     --
     ING GET Fund -- Series P  (formerly Aetna GET Fund -- Series P)         20,492,258         497,895      1,629,285     --

 2.  To Approve new Sub-Advisory Agreements between ING Investments, LLC and Aeltus Investment Management, Inc.

     ING GET Fund -- Series D                                                38,218,801       1,605,264      2,548,908     --
     ING GET Fund -- Series E                                                37,842,503       1,408,744      3,506,626     --
     ING GET Fund -- Series G                                                18,361,415         896,848      1,549,484     --
     ING GET Fund -- Series H                                                14,241,166         557,767        973,317     --
     ING GET Fund -- Series I                                                 7,839,204         226,035        865,986     --
     ING GET Fund -- Series J                                                 6,818,631         358,858        483,809     --
     ING GET Fund -- Series K                                                 8,184,865         129,802        804,133     --
     ING GET Fund -- Series L                                                 6,598,423         253,522      1,127,470     --
     ING GET Fund -- Series M                                                10,992,483         258,339      1,131,292     --
     ING GET Fund -- Series N                                                11,993,092         198,451        902,013     --
     ING GET Fund -- Series P                                                20,293,309         515,669      1,810,460     --

 4.  To Approve Amended and Restated Articles of Incorporation or Amended and Restated Declarations of Trust, as the case may be.

     ING GET Fund (voted on at the Registrant level)                        181,859,382       6,852,806     14,856,501     --

 5.  To Approve new Administration Agreements with ING Funds Services, LLC.

     ING GET Fund -- Series D                                                30,078,469         966,156      2,328,348     --
     ING GET Fund -- Series E                                                38,263,521       1,413,463      3,152,889     --
     ING GET Fund -- Series G                                                18,466,324         872,802      1,468,621     --
     ING GET Fund -- Series H                                                14,481,713         554,281        736,256     --
     ING GET Fund -- Series I                                                 7,876,644         229,145        825,436     --
     ING GET Fund -- Series J                                                 6,858,675         320,858        481,765     --
     ING GET Fund -- Series K                                                 8,211,344         118,405        789,051     --
     ING GET Fund -- Series L                                                 6,895,751         254,614        829,050     --
     ING GET Fund -- Series M                                                11,131,774         277,897        972,443     --
     ING GET Fund -- Series N                                                12,282,760         227,666        583,130     --
     ING GET Fund -- Series P                                                20,308,078         540,885      1,770,475     --


     TOTAL SHARES
        VOTED
     ------------
 1.
      42,372,973
      42,829,873
      20,807,747
      15,772,250
       8,931,225
       7,661,298
       9,118,800
       7,979,415
      12,382,114
      13,093,556
      22,619,438
 2.
      42,372,973
      42,757,873
      20,807,747
      15,772,250
       8,931,225
       7,661,298
       9,118,800
       7,979,415
      12,382,114
      13,093,556
      22,619,438
 4.
     203,568,689
 5.
      42,372,973
      42,829,873
      20,807,747
      15,772,250
       8,931,225
       7,661,298
       9,118,800
       7,979,415
      12,382,114
      13,093,556
      22,619,438

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Series are managed under the direction of the Series' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Series is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Trustee              Since 1998       Director, Business and Economic Research
3029 St. Johns Drive                                                 Center, 1999 to present, and Professor
Murfreesboro, Tennessee                                              of Economics and Finance, Middle
Age: 60                                                              Tennessee State University, 1991 to
                                                                     present.

Maria T. Fighetti              Trustee              Since 1994       Associate Commissioner for Contract
325 Piermont Road                                                    Management, Health Services, New York
Closter, New Jersey                                                  City Department of Mental Health, Mental
Age: 58                                                              Retardation and Alcohol Services, 1996
                                                                     to present.

David L. Grove                 Trustee              Since 1991       Private Investor; Economic/ Financial
5 The Knoll                                                          Consultant, December 1985 to present.
Armonk, New York
Age: 83

Sidney Koch                    Trustee              Since 1994       Financial Adviser, self- employed,
455 East 86th Street                                                 January 1993 to present.
New York, New York
Age: 66

Corine T. Norgaard             Trustee              Since 1991       Dean of the Barney School of Business,
556 Wormwood Hill                                                    University of Hartford (West Hartford,
Mansfield Center, Connecticut                                        CT), August 1996 to present.
Age: 64

Richard G. Scheide             Trustee              Since 1993       Principal, LoBue Associates Inc.,
11 Lily Street                                                       October 1999 to present; Trust and
Nantucket, Massachusetts                                             Private Banking Consultant, David Ross
Age: 72                                                              Palmer Consultants, July 1991 to
                                                                     present.
INTERESTED DIRECTORS:

J. Scott Fox                   Director/Trustee     Since 1997       Chief Executive Officer (July 2001 to
10 State House Square                                                present), President (April 2001 to
Hartford, Connecticut                                                present), Director, Chief Operating
Age: 47                                                              Officer (April 1994 to present), Chief
                                                                     Financial Officer (April 1994 to July
                                                                     2001), Managing Director (April 1994 to
                                                                     April 2001), Aeltus Investment
                                                                     Management, Inc.; Executive Vice
                                                                     President (April 2001 to present),
                                                                     Director, Chief Operating Officer
                                                                     (February 1995 to present), Chief
                                                                     Financial Officer, Managing Director
                                                                     (February 1995 to April 2001), Aeltus
                                                                     Capital, Inc.; Senior Vice
                                                                     President -- Operations, Aetna Life
                                                                     Insurance and Annuity Company, March
                                                                     1997 to December 1997.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.            50             --
3029 St. Johns Drive
Murfreesboro, Tennessee
Age: 60
Maria T. Fighetti                  50             --
325 Piermont Road
Closter, New Jersey
Age: 58
David L. Grove                     50             --
5 The Knoll
Armonk, New York
Age: 83
Sidney Koch                        50             --
455 East 86th Street
New York, New York
Age: 66
Corine T. Norgaard                 50             --
556 Wormwood Hill
Mansfield Center, Connecticut
Age: 64
Richard G. Scheide                 50             --
11 Lily Street
Nantucket, Massachusetts
Age: 72
INTERESTED DIRECTORS:
J. Scott Fox                       50             Mr. Fox serves as Director of
10 State House Square                             the Board of IPC Financial
Hartford, Connecticut                             Network, Inc. (January 2001 to
Age: 47                                           present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
INTERESTED DIRECTORS:
John G. Turner                 Trustee              Since 2001       President, Turner Investment Company
7337 E. Doubletree Ranch Rd.                                         (since January 2002). Mr. Turner was
Scottsdale, AZ 85258                                                 formerly Vice Chairman of ING Americas
Age: 62                                                              (2000 to 2001); Chairman and Chief
                                                                     Executive Officer of ReliaStar Financial
                                                                     Corp. and ReliaStar Life Insurance
                                                                     Company (1993 to 2000); Chairman of
                                                                     ReliaStar United Services Life Insurance
                                                                     Company (1995 to 1998); Chairman of
                                                                     ReliaStar Life Insurance Company of New
                                                                     York (1995 to 2001); Chairman of
                                                                     Northern Life Insurance Company (1992 to
                                                                     2000); Chairman and Director/Trustee of
                                                                     the Northstar affiliated investment
                                                                     companies (1993 to 2001) and Director,
                                                                     Northstar Investment Management
                                                                     Corporation and its affiliates (1993 to
                                                                     1999).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED DIRECTORS:
John G. Turner                     156            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.                      of the Board of the GCG Trust.
Scottsdale, AZ 85258                              Mr. Turner also serves as a
Age: 62                                           Director of the Hormel Foods
                                                  Corporation (May 2000 to
                                                  present), Shopko Stores, Inc.
                                                  (August 1999 to present), and
                                                  M.A. Mortenson Co. (March 2002
                                                  to present)

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------            --------------     --------------   --------------------------------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present (for     Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258           and Chief            the ING Funds)   ING Advisors, Inc., ING Investments, LLC,
Age: 52                        Operating Officer                     Lexington Funds Distributor, Inc., Express America
                                                                     T.C. Inc. and EAMC Liquidation Corp. (since
                               President, Chief     February 2001    December 2001); Executive Vice President and Chief
                               Executive Officer,   to March 2002    Operating Officer of ING Quantitative Management,
                               and Chief            (for the         Inc. (since October 2001) and ING Funds
                               Operating Officer    Pilgrim Funds)   Distributor, Inc. (since June 2000). Formerly,
                                                                     Senior Executive Vice President (June 2000 to
                               Chief Operating                       December 2000) and Secretary (April 1995 to
                               Officer              July 2000 to     December 2000) of ING Capital Corporation, LLC,
                                                    February 2001    ING Funds Services, LLC, ING Investments, LLC, ING
                                                    (for the         Advisors, Inc., Express America T.C. Inc., and
                                                    Pilgrim Funds)   EAMC Liquidation Corp.; and Executive Vice
                                                                     President, ING Capital Corporation, LLC and its
                                                                     affiliates (May 1998 to June 2000) and Senior Vice
                                                                     President, ING Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.   President            Present (for     ING Investments, LLC (since July 2000) and Chief
Scottsdale, AZ 85258                                the ING Funds)   Investment Officer of the International
Age: 51                                                              Portfolios, ING Investments, LLC (since July
                               Executive Vice       July 1996 to     1996). Formerly, President and Chief Executive
                               President            March 2002 (for  Officer of ING Investments, LLC (August 1996 to
                                                    the              August 2000).
                                                    international
                                                    portfolios of
                                                    the Pilgrim
                                                    Funds)

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President            Present (for     and ING Advisors, Inc. (since November 1999) and
Scottsdale, AZ 85258                                the ING Funds)   of ING Quantitative Management, Inc. (since July
Age: 45                                                              2000); Chief Investment Officer of the Domestic
                               Executive Vice       May 1998 to      Equity Portfolios, ING Investments, LLC (since
                               President            March 2002 (for  1999). Formerly, Executive Vice President and
                                                    the domestic     Chief Investment Officer for the Domestic Equity
                                                    equity           Portfolios of Northstar Investment Management
                                                    portfolios of    Corporation, whose name changed to Pilgrim
                                                    the Pilgrim      Advisors, Inc. and subsequently became part of ING
                                                    Funds)           Investments, LLC (May 1998 to October 1999);
                                                                     Portfolio Manager with Strong Capital Management
                                                                     (May 1996 to 1998); a Managing Director and Head
                                                                     of Small- and Mid-Capitalization Equity Strategies
                                                                     at Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.   President,           Present (for     and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant            the ING Funds)   Funds Distributor, Inc., ING Advisors, Inc., ING
Age: 43                        Secretary and                         Investments, LLC, ING Quantitative Management,
                               Principal                             Inc., Lexington Funds Distributor, Inc., Express
                               Financial Officer                     America T.C. Inc. and EAMC Liquidation Corp.
                                                                     (since December 2001). Formerly, Senior Vice
                               Senior Vice          June 1998 to     President, ING Funds Services, LLC, ING
                               President and        March 2002 (for  Investments, LLC, and ING Funds Distributor, Inc.
                               Principal            the Pilgrim      (June 1998 to December 2001) and Chief Financial
                               Financial Officer    Funds)           Officer of Endeavor Group (April 1997 to June
                                                                     1998).

Ralph G. Norton III            Senior Vice          March 2002 to    Senior Vice President of ING Investment Advisors,
7337 E. Doubletree Ranch Rd.   President            Present (for     Inc. and ING Investments, LLC (since October 2001)
Scottsdale, AZ 85258                                the ING Funds)   and Chief Investment Officer of the Fixed Income
Age: 42                                                              Portfolios, ING Investments, LLC (since October
                               Senior Vice          August 2001 to   2001). Formerly, Senior Market Strategist, Aeltus
                               President            March 2002 (for  Investment Management, Inc. (January 2001 to
                                                    the fixed        August 2001) and Chief Investment Officer, ING
                                                    income           Investments, LLC (1990 to January 2001).
                                                    portfolios of
                                                    the Pilgrim
                                                    Funds)

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------            --------------     --------------   --------------------------------------------------
OFFICERS:
Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   President and        Present (for     ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258           Assistant            the ING Funds)   Inc., ING Advisors, Inc., ING Investments, LLC,
Age: 38                        Secretary                             ING Quantitative Management, Inc. (since October
                                                                     2001) and Lexington Funds Distributor, Inc. (since
                               Senior Vice          November 1999    December 2001). Formerly, Vice President, ING
                               President and        to March 2002    Investments, LLC (April 1997 to October 1999), ING
                               Assistant            (for the         Funds Services, LLC (February 1997 to August 1999)
                               Secretary            Pilgrim Funds)   and Assistant Vice President, ING Funds Services,
                                                                     LLC (August 1995 to February 1997).
                               Assistant
                               Secretary            July 1994 to
                                                    November 1999
                                                    (for the
                                                    Pilgrim Funds)

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.   Treasurer            Present (for     October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                the ING Funds)   August 1997); Accounting Manager, ING Investments,
Age: 34                                                              LLC (since November 1995).
                               Vice President and   May 1998 to
                               Treasurer            March 2002 (for
                                                    the Pilgrim
                                                    Funds)
                               Vice President       November 1997
                                                    to May 1998
                                                    (for the
                                                    Pilgrim Funds)

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative Management,
7337 E. Doubletree Ranch Rd.   Secretary            Present (for     Inc. (since October 2001); Vice President and
Scottsdale, AZ 85258                                the ING Funds)   Assistant Secretary of ING Funds Services, LLC,
Age: 37                                                              ING Funds Distributor, Inc., ING Advisors, Inc.,
                                                    February 2001    ING Investments, LLC (since October 2001) and
                                                    to March 2002    Lexington Funds Distributor, Inc. (since December
                                                    (for the         2001). Formerly, Assistant Vice President of ING
                                                    Pilgrim Funds)   Funds Services, LLC (November 1999 to January
                                                                     2001) and has held various other positions with
                                                                     ING Funds Services, LLC for more than the last
                                                                     five years.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.



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